    AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 26, 2010

                                                FILE NOS. 333-133425; 811-21892

================================================================================

                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                               -----------------

                                   FORM N-4


     REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                          PRE-EFFECTIVE AMENDMENT NO.                               [_]
                          POST-EFFECTIVE AMENDMENT NO. 5                            [X]

                             AND/OR

  REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                        AMENDMENT NO. 40                                            [X]
                (CHECK APPROPRIATE BOX OR BOXES)


                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 2
                          (EXACT NAME OF REGISTRANT)

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY
                              (NAME OF DEPOSITOR)

              6610 W. BROAD STREET RICHMOND, VIRGINIA          23230
        (ADDRESS OF DEPOSITOR'S PRINCIPAL EXECUTIVE OFFICE)  (ZIP CODE)

                                (804) 281-6000
              (DEPOSITOR'S TELEPHONE NUMBER, INCLUDING AREA CODE)


                            MICHAEL D. PAPPAS, ESQ.
                           ASSOCIATE GENERAL COUNSEL

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY
                             6610 W. BROAD STREET
                           RICHMOND, VIRGINIA 23230
                    (NAME AND ADDRESS OF AGENT FOR SERVICE)

          -------------------------------------------------

APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING: Upon the effective date of this Post-Effective Amendment to this Registration Statement

IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE (CHECK APPROPRIATE BOX):


[_] immediately upon filing pursuant to paragraph (b) of Rule 485

[X] on April 30, 2010 pursuant to paragraph (b) of Rule 485


[_] 60 days after filing pursuant to paragraph (a)(1) of Rule 485

[_] on (date) pursuant to paragraph (a)(1) of Rule 485

IF APPROPRIATE, CHECK THE FOLLOWING BOX:

[_] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

TITLE OF SECURITIES BEING REGISTERED: Flexible Purchase Payment Variable Income with Guaranteed Minimum Income Immediate and Deferred Annuity Contracts.

================================================================================

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 2
                                PROSPECTUS FOR
   FLEXIBLE PURCHASE PAYMENT VARIABLE INCOME WITH GUARANTEED MINIMUM INCOME
                   IMMEDIATE AND DEFERRED ANNUITY CONTRACTS

                                  ISSUED BY:
                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

--------------------------------------------------------------------------------


This prospectus, dated April 30, 2010, describes individual flexible purchase payment variable income with guaranteed minimum income immediate and deferred annuity contracts (the "contract" or "contracts") for individuals aged 85 and younger at the time the contract is issued. This contract may be issued as a contract qualified to receive certain tax benefits under the Internal Revenue Code of 1986, as amended (the "Code"), or issued as a non-qualified contract under the Code. Genworth Life and Annuity Insurance Company (the "Company," "we," "us," or "our") issues the contract. This contract may be referred to as "MyClearCourse(R)" in our marketing materials.

This prospectus describes all material features and benefits of the contract and provides details about Genworth Life & Annuity VA Separate Account 2 (the "Separate Account") you should know before investing. Please read this prospectus carefully and keep it for future reference.

The contract offers you variable Income Payments with a Guaranteed Payment Floor, provided specified contract conditions are met. As used in this prospectus, "you" or "your" refers to the "owner" or "joint owner."

Before your Income Payments begin, you may surrender or take partial withdrawals from your contract. After Income Payments begin, you may surrender your contract for the Commutation Value. The value of your contract before and after your Income Payments begin will depend on the investment performance of the Total Return Fund (as defined below). You bear the investment risk of allocating payments to this contract, subject to any minimum contract guarantees.

Your purchase payments are allocated to the Subaccount investing in the GE Investments Funds, Inc. -- Total Return Fund -- Class 3 shares ("Total Return Fund").


THE SECURITIES AND EXCHANGE COMMISSION ("SEC") HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Your contract:

  .  Is NOT a bank deposit

  .  Is NOT FDIC insured

  .  Is NOT insured or endorsed by a bank or any federal government agency

  .  Is NOT available in every state

  .  MAY go down in value.

These contracts are also offered to customers of various financial institutions and brokerage firms. No financial institution or brokerage firm is responsible for the guarantees under the contracts. Guarantees under the contracts are the sole responsibility of the Company.


A Statement of Additional Information, dated April 30, 2010, which contains additional information about the contract, has been filed with the SEC and is incorporated by reference into this prospectus. A table of contents for the Statement of Additional Information appears on the last page of this prospectus. If you would like a free copy of the Statement of Additional Information, call us at:


                                 800.352.9910;

                                or write us at:

                            6610 West Broad Street
                              Richmond, VA 23230

The Statement of Additional Information and other material incorporated by reference can be found on the SEC's website at:

                                  www.sec.gov

This prospectus does not constitute an offering in any jurisdiction in which such offering may not lawfully be made.

TABLE OF CONTENTS


DEFINITIONS................................................................  4

FEE TABLES.................................................................  6
   Example.................................................................  7

CONDENSED FINANCIAL INFORMATION............................................  7

SYNOPSIS...................................................................  7

INVESTMENT RESULTS.........................................................  9

THE COMPANY................................................................  9

FINANCIAL CONDITION OF THE COMPANY.........................................  9

THE SEPARATE ACCOUNT....................................................... 10
   The Subaccount and the Total Return Fund................................ 10
   Voting Rights........................................................... 12
   Changes to the Separate Account and the Subaccount...................... 12
   The Subaccount -- Policies and Procedures............................... 12

CHARGES AND OTHER DEDUCTIONS............................................... 12
   Deductions from the Separate Account.................................... 13
   Other Charges........................................................... 13

THE CONTRACT............................................................... 13
   Purchasing the Contract................................................. 13
   Ownership............................................................... 14
   Annuitant/Joint Annuitant............................................... 14
   Assignment.............................................................. 15
   Purchase Payments....................................................... 15
   Valuation Day and Valuation Period...................................... 15
   Allocation of Purchase Payments......................................... 15
   Valuation of Accumulation Units......................................... 15

SURRENDER AND PARTIAL WITHDRAWALS.......................................... 16
   Surrender and Partial Withdrawals....................................... 16
   Restrictions on Distributions from Certain Contracts.................... 17

DEATH OF OWNER AND/OR ANNUITANT............................................ 17
   Death Benefit Before the Annuity Commencement Date...................... 17
   Distribution Provisions Upon Death of Owner or Joint Owner.............. 17
   How to Claim Death Proceeds and/or Death Benefit Payments............... 17
   Death Benefit On or After the Annuity Commencement Date................. 18
   Distribution Rules...................................................... 18

INCOME PAYMENTS............................................................ 19
   Monthly Income.......................................................... 19
   Guaranteed Payment Floor................................................ 20
   Commutation of Monthly Income Payments.................................. 21
   Optional Payment Plans.................................................. 21

TAX MATTERS................................................................ 22
   Introduction............................................................ 22
   Taxation of Non-Qualified Contracts..................................... 22

   Section 1035 Exchanges........................................... 24
   Qualified Retirement Plans....................................... 25
   Federal Income Tax Withholding................................... 28
   State Income Tax Withholding..................................... 29
   Tax Status of the Company........................................ 29
   Federal Estate Taxes............................................. 29
   Generation-Skipping Transfer Tax................................. 29
   Annuity Purchases by Residents of Puerto Rico.................... 29
   Annuity Purchases by Nonresident Aliens and Foreign Corporations. 29
   Foreign Tax Credits.............................................. 29
   Changes in the Law............................................... 29

REQUESTING PAYMENTS................................................. 29

SALES OF THE CONTRACT............................................... 30

ADDITIONAL INFORMATION.............................................. 31
   Owner Questions.................................................. 31
   Return Privilege................................................. 31
   State Regulation................................................. 31
   Evidence of Death, Age, Gender or Survival....................... 31
   Records and Reports.............................................. 31
   Other Information................................................ 31
   Exemption to File Periodic Reports............................... 31
   Legal Proceedings................................................ 31

TABLE OF CONTENTS -- STATEMENT OF ADDITIONAL INFORMATION

DEFINITIONS

The following terms are used throughout the prospectus:

ACCUMULATION UNIT -- An accounting unit of measure we use to calculate the value in the Subaccount prior to the Annuity Commencement Date.

ADJUSTMENT ACCOUNT -- The account that is established when Monthly Income is calculated on the Annuity Commencement Date.


ANNUAL INCOME AMOUNT -- The sum of Annual Income Amounts determined for the Subaccount investing in the Total Return Fund. The Annual Income Amount for the Subaccount is equal to the number of Annuity Units multiplied by the Annuity Unit value on the first Valuation Day of each Annuity Year.

ANNUITANT/JOINT ANNUITANT -- The person(s) whose age and, where appropriate, gender, we use to determine Income Payments. The owner must also be named the Annuitant, unless the owner is not a natural person.


ANNUITY COMMENCEMENT DATE -- The date on which your Income Payments are scheduled to begin if the Annuitant is living on that date. The Annuity Commencement Date is stated in your contract, unless changed by you in writing in a form acceptable to us.


ANNUITY UNIT -- An accounting unit of measure we use to calculate the amount of the second and each subsequent variable Income Payment.


ANNUITY YEAR -- Each one-year period beginning on the Annuity Commencement Date or the annual anniversary of the Annuity Commencement Date.


ASSUMED INTEREST RATE -- The interest rate used in calculating variable Income Payment amounts.

ATTAINED AGE -- On any date, an individual's age on December 31 of last year.


CODE -- The Internal Revenue Code of 1986, as amended.

COMMUTATION -- The right to receive a one-time payment of the remaining period certain Income Payments instead of receiving Monthly Income for the duration of the period certain.

COMMUTATION VALUE -- A lump sum payment of the present value of Monthly Income remaining in the period certain minus the value of the Adjustment Account.

CONTRACT DATE -- The date we issue your contract and your contract becomes effective. Your Contract Date is shown on your contract's data pages. We use the Contract Date to determine contract years and contract anniversaries.

CONTRACT VALUE -- The total value of all your Accumulation Units in the Subaccount.

EARLIEST INCOME DATE -- The earliest date you may receive variable income with a Guaranteed Payment Floor purchased with each purchase payment.

GENERAL ACCOUNT -- Assets of the Company other than those allocated to the Separate Account or any other segregated asset account of the Company.

GROSS WITHDRAWAL -- An amount withdrawn from Contract Value including any premium tax assessed.

GUARANTEED PAYMENT FLOOR -- The guaranteed amount of annual income as of the Annuity Commencement Date for the Annuitant.


GUARANTEED PAYMENT FLOOR FACTOR -- The factor used to calculate the Guaranteed Payment Floor purchased with each purchase payment.


HOME OFFICE -- Our office located at 6610 West Broad Street, Richmond, Virginia 23230.


INCOME PAYMENT -- One of a series of payments made under either Monthly Income payments upon the Annuity Commencement Date or one of the Optional Payment Plans.


JOINT GUARANTEED PAYMENT FLOOR -- The guaranteed amount of annual income as of the Annuity Commencement Date for Joint Annuitants.


JOINT ADJUSTMENT FACTOR -- The Guaranteed Payment Floor Factor based on the Annuitant's Attained Age, less the Joint Annuitant's Attained Age.


LEVEL INCOME AMOUNT -- The amount that would result from applying the Annual Income Amount to a 12-month period certain, fixed single payment immediate annuity. We will declare the interest rate at the start of each Annuity Year.

MONTHLY INCOME -- The amount paid by us each month on and after the Annuity Commencement Date. The amount remains constant throughout an Annuity Year. This amount may increase or decrease each Annuity Year.


SEPARATE ACCOUNT -- Genworth Life & Annuity VA Separate Account 2, a separate account we established to receive Subaccount allocations. The Separate Account is divided into one Subaccount, which invests in shares of the Total Return Fund.


SUBACCOUNT -- A division of the Separate Account, which invests exclusively in shares of the Total Return Fund.

SURRENDER VALUE -- The value of the contract as of the date we receive your written request to surrender at our Home Office, less any applicable premium tax.

VALUATION DAY -- Any day on which the New York Stock Exchange is open for regular trading, except for days on which the Total Return Fund does not value its shares.

VALUATION PERIOD -- The period that starts at the close of regular trading on the New York Stock Exchange on any Valuation Day and ends at the close of regular trading on the next succeeding Valuation Day.

FEE TABLES

The following tables describe fees and expenses that you will pay when buying, owning or partially withdrawing Contract Value or fully surrendering the contract.

The first table describes the fees and expenses that you will pay when you buy the contract, take a partial withdrawal, or fully surrender your contract. State premium taxes may also be deducted.

CONTRACT OWNER TRANSACTION EXPENSES
--------------------------------------------------------
Surrender Charge                                   None
--------------------------------------------------------

The next table describes the fees and expenses that you will pay periodically during the time you own the contract, not including the fees and expenses for the Total Return Fund.

SEPARATE ACCOUNT ANNUAL EXPENSES
 (AS A PERCENTAGE OF YOUR AVERAGE DAILY NET ASSETS IN THE SEPARATE ACCOUNT)
---------------------------------------------------------------------------
  Mortality and Expense Risk Charge                        1.00%
---------------------------------------------------------------------------
  Account Fees and Expenses                                0.00%
---------------------------------------------------------------------------
MAXIMUM TOTAL SEPARATE ACCOUNT ANNUAL EXPENSES             1.00%
---------------------------------------------------------------------------

For information concerning compensation paid for the sale of the contract, see the "Sale of the Contracts" provision of the prospectus.

The next item shows the total annual operating expenses charged by the Total Return Fund that you may pay periodically during the time that you own the contract. The following expenses are deducted from Total Return Fund assets and include management fees, distribution and/or service (Rule 12b-1) fees, and other expenses. Portfolio expenses are the responsibility of the Portfolio or Fund. They are not fixed or specified under the terms of the contract and are not the responsibility of the Company. More detail concerning the Total Return Fund's fees and expenses is contained in the prospectus for the Total Return Fund.


TOTAL RETURN FUND ANNUAL EXPENSES/1/
-----------------------------------------------------------
Management Fees                                      0.50%
-----------------------------------------------------------
Distribution and Service (Rule 12b-1) Fees/2/        0.25%
-----------------------------------------------------------
Other Expenses/3,4/                                  0.28%
-----------------------------------------------------------
Total Annual Portfolio Operating Expenses            1.03%
-----------------------------------------------------------
Contractual Fee Waiver/Reimbursement/5/            (0.04)%
-----------------------------------------------------------
Net Annual Portfolio Operating Expenses              0.99%
-----------------------------------------------------------



/1/The Portfolio expenses used to prepare this table were provided to the Company by the Total Return Fund. The Company has not independently verified such information.

/2/The Distribution and Service (Rule 12b-1) Fees of the Total Return Fund solely attributable to its Class 3 shares are charged to the assets attributable to the Class 3 shares.

/3/Other Expenses include all operating expenses of the Total Return Fund except Management Fees and Distribution and Service (Rule 12b-1) Fees. Other Expenses include the Class 3 Investor Service Plan fee described in footnote
   4. Other Expenses also include fees and expenses associated with investments in investment companies, such as exchange traded funds, the GEI Investment Fund and the GE Money Market Fund, which has served as the cash sweep vehicle for the Total Return Fund since March 17, 2008 ("Acquired Fund Fees and Expenses"). For the most recent fiscal year, the Acquired Fund Fees and Expenses were equal to 0.02% of the average daily net assets of the Class 3 shares.

/4/The expense information reflects actual expenses incurred during the fiscal year ended December 31, 2009, plus amounts expected to be incurred during the current fiscal year pursuant to the Class 3 Investor Service Plan (0.20% of the average daily net assets of the Total Return Fund attributable to Class 3 shares) that was adopted by the Total Return Fund on May 1, 2009.

/5/GE Asset Management Incorporated, the investment adviser to the Total Return
   Fund, has entered into a contractual arrangement with the Total Return Fund to limit certain expenses of each share class of the Fund, excluding applicable Investor Service Plan fees of 0.20%, at or below 0.03% on an annualized basis. Such expense limit shall be effective through April 30, 2011. Expenses borne by GE Asset Management Incorporated pursuant to the expense limitation agreement may be reimbursed by the Total Return Fund up to three years from the date the expense was incurred. A reimbursement payment will not be made if it would cause the Total Return Fund to exceed its expense limit. This agreement can only be changed or terminated with the approval of the GE Investment Funds, Inc. Board of Directors and GE Asset Management Incorporated.

EXAMPLE

THIS EXAMPLE IS INTENDED TO HELP YOU COMPARE THE COSTS OF INVESTING IN THIS CONTRACT WITH THE COSTS OF INVESTING IN OTHER VARIABLE ANNUITY CONTRACTS. THESE COSTS INCLUDE CONTRACT OWNER TRANSACTION EXPENSES, CONTRACT CHARGES, AND EXPENSES FOR THE TOTAL RETURN FUND.

The Example shows the dollar amount of expenses you would bear directly or indirectly if you:

  .  invested $10,000 in the contract for the time periods indicated;

  .  earned a 5% annual return on your investment;

  . surrendered, annuitized, did not surrender or did not annuitize your contract at the end of the stated period; and

  . are assessed Separate Account charges of 1.00%, charged as a percentage of an assumed daily Contract Value of $10,000.

As this is an Example, your actual expenses may be higher or lower than those shown below. The Example does not include any taxes or tax penalties that may be assessed upon surrender or annuitization of the contract.


COSTS BASED ON MAXIMUM ANNUAL PORTFOLIO EXPENSES
------------------------------------------------
1 YEAR      3 YEARS     5 YEARS     10 YEARS
------      -------     -------     --------
 $206        $637       $1,093       $2,358


Please remember that you are looking at an Example and not a representation of past or future expenses. Your rate of return may be higher or lower than 5%, which is not guaranteed. Deductions for premium taxes are not reflected, but may apply.

CONDENSED FINANCIAL INFORMATION

The value of an Accumulation Unit is determined on the basis of changes in the per share value of the Total Return Fund and the assessment of Separate Account charges. Please refer to the Statement of Additional Information for more information on the calculation of Accumulation Unit values. The Accumulation Unit value information for Accumulation Units outstanding for the period shown are as follows:


                 ACCUMULATION                 NUMBER OF
                 UNIT VALUE AT ACCUMULATION  ACCUMULATION
                   BEGINNING   UNIT VALUE AT UNITS AT END
SUBACCOUNT         OF PERIOD   END OF PERIOD  OF PERIOD   YEAR
--------------------------------------------------------------
Total Return        $ 8.42        $10.05        11,667    2009
 Fund --             12.04          8.42             0    2008
 Class 3 shares      10.90         12.04             0    2007
                         0         10.90             0    2006
--------------------------------------------------------------


SYNOPSIS

WHAT TYPE OF CONTRACT AM I BUYING? The contract is an individual flexible purchase payment variable income contract with guaranteed income on an immediate and deferred annuity basis. We may issue it as a contract qualified ("Qualified Contract") under the Code, or as a contract that is not qualified under the Code ("Non-Qualified Contract"). Guarantees made under the Contract are based on our claims paying ability. Because this contract may be used with certain tax qualified retirement plans that offer their own tax deferral benefit, you should consider purchasing the contract for a reason other than tax deferral if you are purchasing this contract as a Qualified Contract. This prospectus only provides disclosure about the contract. Certain features described in this prospectus may vary from your contract. See "The Contract" provision of this prospectus.

HOW DOES THE CONTRACT WORK? Once we approve your application, we will issue a contract to you. During the Accumulation Period, we will use your purchase payments to buy Accumulation Units under the Separate Account, which will in turn, purchase a minimum guaranteed amount of annual income beginning on or after the Earliest Income Date (Annuity Commencement Date). Should you decide to receive Income Payments (annuitize the contract or a portion thereof) we will convert all or a portion of the contract being annuitized from Accumulation Units to Annuity Units. See "The Contract" provision of this prospectus.

On the Annuity Commencement Date, we apply your Contract Value to purchase Income Payments. In turn, Income Payments will be made to you each month. Each monthly Income Payment during an Annuity Year is equal in amount. Because we base Income Payments on Subaccount performance, the amount of payments may change from Annuity Year to Annuity Year. However, the amount paid per month will not be less than the Guaranteed Payment Floor, provided all contractual requirements have been satisfied. See "The Contract," the "Benefits at the Annuity Commencement Date" and the "Guaranteed Payment Floor" provisions of this prospectus.

WHAT IS THE SEPARATE ACCOUNT? The Separate Account is a segregated asset account established under Virginia insurance law, and registered with the SEC as a unit investment trust. We allocate the assets of the Separate Account to the Subaccount that invests in the Total Return Fund. We do not charge the assets in the Separate Account with liabilities arising out of any other business we may conduct. Amounts you allocate to the Separate Account will reflect the investment performance of the Total Return Fund. You bear the risk of investment gain or loss. See "The Separate Account" provision of this prospectus.

WHAT CHARGES ARE ASSOCIATED WITH THIS CONTRACT? We assess a daily charge equal to an effective annual rate of 1.00% against the average daily net assets of the Subaccount. This charge consists of a mortality and expense risk charge.

If your state assesses a premium tax with respect to your contract, then at the time we incur the tax (or at such other time as we may choose), we will deduct these amounts from purchase payments or the Contract Value, as applicable. See the "Charges and Other Deductions" and the "Deductions for Premium Taxes" provisions of this prospectus.

The Total Return Fund also has certain expenses. These include management fees and other expenses associated with its daily operations, as well as Rule 12b-1 fees or service share fees. See the "Fee Tables" provision of this prospectus. These expenses are more fully described in the prospectus for the Total Return Fund.

For a complete discussion of all charges associated with the contract, see the "Charges and Other Deductions" provision of this prospectus.


We currently do not pay compensation to broker-dealers who sell the contracts; however, we reserve the right to do so in the future. For a discussion, see the "Sale of the Contracts" provision in this prospectus.


HOW MUCH MUST I PAY AND HOW OFTEN? Subject to certain minimum and maximum payments, the amount and frequency of your purchase payments until the Annuity Commencement Date are flexible. See "The Contract -- Purchase Payments" provision of this prospectus.


HOW WILL MY INCOME PAYMENTS BE CALCULATED? We will pay you monthly income beginning on the Annuity Commencement Date provided an Annuitant is still living on that date. You may also decide to take Income Payments under one of the Optional Payment Plans. We will base your initial payment on the Contract Value and other factors. See the "Income Payments" provision of this prospectus.


WHAT HAPPENS IF I DIE BEFORE THE ANNUITY COMMENCEMENT DATE? An owner must also be an Annuitant, and a joint owner must also be a joint annuitant. Before the Annuity Commencement Date, if an owner dies while the contract is in force, we will treat the designated beneficiary as the sole owner of the contract, subject to certain distribution rules. We may pay a death benefit to the designated beneficiary. See "The Death of Owner and/or Annuitant" provision of this prospectus.

MAY I SURRENDER THE CONTRACT OR TAKE PARTIAL WITHDRAWALS? Yes, subject to contract requirements and restrictions imposed under certain retirement plans.


When taking a full surrender or partial withdrawal, you will ordinarily be subject to income tax (except for qualified distributions from a Roth IRA) and, if you are younger than age 59 1/2 at the time of the surrender or partial withdrawal, a 10% Internal Revenue Service ("IRS") penalty tax. A total surrender or a partial withdrawal may also be subject to tax withholding. See the "Tax Matters" provision of this prospectus. A partial withdrawal may reduce the death benefit by the proportion that the partial withdrawal (including any premium tax assessed) reduces your Contract Value. See the "Death of Owner and/or Annuitant" provision of this prospectus for more information. A partial withdrawal will reduce the Guaranteed Payment Floor by the proportion that the partial withdrawal (including any premium tax assessed) reduces your Contract Value. If Income Payments have not begun and you terminate the contract, you will lose your benefit. See the "Guaranteed Payment Floor" provision of this prospectus.


DO I GET A FREE LOOK AT THIS CONTRACT? Yes. You have the right to return the contract to us at our Home Office at the address listed on page 2 of this prospectus within a certain number of days (usually 10 days from the date you receive the contract, but some states require different periods) and we will cancel the contract.

If you exercise this right, we will cancel the contract as of the Valuation Day we receive it and send you a refund equal to your Contract Value PLUS any charges we have deducted from purchase payments prior to their allocation to the Separate Account. Or, if required by the law of your state, we will refund your purchase payments (less any partial withdrawals previously taken). See the "Return Privilege" provision of this prospectus for more information.

WHEN ARE MY ALLOCATIONS EFFECTIVE WHEN PURCHASING THIS CONTRACT? Within two business days after we receive all the information necessary to process your completed application, we will allocate your initial purchase payment directly to the Subaccount that invests in the Total Return Fund.

WHAT ARE THE FEDERAL TAX IMPLICATIONS OF MY INVESTMENT IN THE
CONTRACT? Generally, all investment earnings under the contract are tax-deferred until withdrawn or until Income Payments begin. A distribution from the contract, which includes a full surrender, partial withdrawal or payment of a death benefit, will generally result in taxable income (except for qualified distributions from a Roth IRA). In certain circumstances, a 10% IRS penalty tax may also apply. All amounts includable in income with respect to the contract are taxed as ordinary income; no amounts are taxed at the special lower rates applicable to long term capital gains and corporate dividends. See the "Tax Matters" provision of this prospectus.

INVESTMENT RESULTS

At times, the Separate Account may present its investment results or compare its investment results to various unmanaged indices or other variable annuities in reports to beneficial shareholders, sales literature and advertisements. We will calculate the results on a total return basis for various periods, assuming Separate Account charges.


Total returns assume an initial investment of $1,000 and include the reinvestment of dividends and capital gains of the Total Return Fund, the Total Return Fund's charges and expenses (including applicable Rule 12b-1 fees and/or service share fees), and the charges associated with the contract, including the mortality and expense risk charge. Premium taxes are not reflected in any of the calculations, but may apply. See the Statement of Additional Information for more information.


THE COMPANY


We are a stock life insurance company operating under a charter granted by the Commonwealth of Virginia on March 21, 1871. We principally offer life insurance policies and annuity contacts. We conduct business in 49 states, the District of Columbia and Bermuda. Our principal offices are located at 6610 West Broad Street, Richmond, Virginia 23230. We are obligated to pay all amounts promised under the contract.


Capital Brokerage Corporation serves as principal underwriter for the contracts and is a broker/dealer registered with the SEC. Genworth North America Corporation (formerly, GNA Corporation) directly owns the stock of Capital Brokerage Corporation and the Company. Genworth North America Corporation is directly owned by Genworth Financial, Inc.

We are a charter member of the Insurance Marketplace Standards Association ("IMSA"). We may use the IMSA membership logo and language in our advertisements, as outlined in IMSA's Marketing and Graphics Guidelines. Companies that belong to IMSA subscribe to a set of ethical standards covering the various aspects of sales and service for individually sold life insurance and annuities.

FINANCIAL CONDITION OF THE COMPANY


Many financial services companies, including insurance companies, continue to face challenges in this unprecedented market environment, and we are not immune to those challenges. We know it is important for you to understand how this market environment may impact your Contract Value and our ability to meet the guarantees under your contract.


ASSETS IN THE SEPARATE ACCOUNT. You assume all of the investment risk for Contract Value allocated to the Subaccount investing in the Total Return Fund. Your Contract Value in the Subaccount is part of the assets of the Separate Account. These assets may not be charged with liabilities arising from any other business that we may conduct. The assets of the Separate Account will, however, be available to cover the liabilities of our General Account to the extent that the Separate Account assets exceed the Separate Account liabilities arising under the contracts supported by it. This means that, with very limited exceptions, all assets in the Separate Account attributable to your Contract Value and that of all other contract owners would receive a priority of payment status over other claims in the event of an insolvency or receivership. See "The Separate Account" provision of this prospectus.


ASSETS IN THE GENERAL ACCOUNT. Any guarantees under the contract that exceed your Contract Value are paid from our General Account (not the Separate Account). Therefore, any amounts that we may pay under the contract in excess of your value in the Separate Account are subject to our financial strength and claims-paying ability and our long-term ability to make such payments. We issue other types of insurance policies and financial products as well, such as group variable annuities offered through retirement plans, term and universal life insurance, Medicare supplement insurance, funding agreements, funding agreements backing notes and guaranteed investment contracts ("GICs"), and we also pay our obligations under these products from our assets in the General Account. In the event of an insolvency or receivership, payments we make from our General Account to satisfy claims under the contract would generally receive the same priority as our other policy holder obligations. This means that in the event of an insolvency or receivership, you may receive only a portion, or none, of the payments you are due under the contract.

OUR FINANCIAL CONDITION. As an insurance company, we are required by state insurance regulation to hold a specified amount of reserves in order to meet all the contractual obligations of our General Account to our contract owners. In order to meet our claims-paying obligations, we regularly monitor our reserves to ensure we hold sufficient amounts to cover actual or expected contract and claims payments. In addition, we actively hedge our investments in our General Account, while also requiring contract owners to allocate purchase payments to an Investment Strategy if a living benefit rider option has been elected. However, it is important to note that there is no guarantee that we will always be able to meet our claims paying obligations, and that there are risks to purchasing any insurance product.


State insurance regulators also require insurance companies to maintain a minimum amount of capital, which acts as a cushion in the event that the insurer suffers a financial impairment, based on the inherent risks in the insurer's operations. These risks include those associated with losses that we may incur as the result of defaults on the payment of interest or principal on our General Account assets, which include, but are not limited to, bonds, mortgages, general real estate investments, and stocks, as well as the loss in value of these investments resulting from a loss in their market value.

The market effects on our investment portfolio have caused us to re-evaluate product offerings. We continue to evaluate our investment portfolio to mitigate market risk and actively manage the investments in the portfolio.

HOW TO OBTAIN MORE INFORMATION. We encourage both existing and prospective contract owners to read and understand our financial statements. We prepare our financial statements on both a statutory basis and according to Generally Accepted Accounting Principles ("GAAP"). Our audited GAAP financial statements, as well as the financial statements of the Separate Account, are located in the Statement of Additional Information. If you would like a free copy of the Statement of Additional Information, call (800) 352-9910 or write to our Home Office at the address listed on page 1 of this prospectus. In addition, the Statement of Additional Information is available on the SEC's website at www.sec.gov. You may obtain our audited statutory financial statements and any unaudited statutory financial statements that may be available by visiting our website at www.genworth.com.


You also will find on our website information on ratings assigned to us by one or more independent rating organizations. These ratings are opinions of an operating insurance company's financial capacity to meet the obligations of its insurance and annuity contracts based on its financial strength and/or claims-paying ability.

THE SEPARATE ACCOUNT

We established the Separate Account as a separate investment account on June 5, 2002. The Separate Account may invest in mutual funds, unit investment trusts, managed separate account, and other portfolios. We use the Separate Account to support the contract as well as for other purposes permitted by law.


Currently, only one Subaccount of the Separate Account is available for investment under the contract. The Subaccount, in turn, invests exclusively in shares of the Total Return Fund.


The assets of the Separate Account belong to us. Nonetheless, we do not charge the assets in the Separate Account attributable to the contracts with liabilities arising out of any other business which we may conduct. The assets of the Separate Account will, however, be available to cover the liabilities of our General Account to the extent that the assets of the Separate Account exceed its liabilities arising under the contracts supported by it. Income and both realized and unrealized gains or losses from the assets of the Separate Account are credited to or charged against the Separate Account without regard to the income, gains or losses arising out of any other business we may conduct.

We registered the Separate Account with the SEC as a unit investment trust under the Investment Company Act of 1940 ("1940 Act"). The Separate Account meets the definition of a separate account under the federal securities laws. Registration with the SEC does not involve supervision of the management or investment practices or policies of the Separate Account by the SEC. You assume the full investment risk for all amounts you allocate to the Separate Account.

If permitted by law, we may deregister the Separate Account under the 1940 Act in the event registration is no longer required, manage the Separate Account under the direction of a committee, or combine the Separate Account with one of our other separate accounts. Further, to the extent permitted by applicable law, we may transfer the assets of the Separate Account to another separate account.

THE SUBACCOUNT AND THE TOTAL RETURN FUND


There is currently one Subaccount of the Separate Account offered as an investment option under the contract. The Subaccount invests in Class 3 shares of the Total Return Fund. The Total Return Fund is registered with the SEC as an open-end management investment company under the 1940 Act.


BEFORE INVESTING IN THE CONTRACT, CAREFULLY READ THE PROSPECTUS FOR THE TOTAL RETURN FUND ALONG WITH THIS PROSPECTUS. YOU MAY OBTAIN THE MOST RECENT PROSPECTUS FOR THE TOTAL RETURN FUND BY CALLING US AT (800) 352-9910, OR WRITING US AT 6610 WEST BROAD STREET, RICHMOND, VIRGINIA 23230. You may also obtain copies of the prospectus for each Portfolio on our website at www.genworth.com and click on "Products." We summarize the investment objective of the Total Return in the following paragraph. There is no assurance that the Total Return Fund will meet this objective. We do not guarantee any minimum value for the amounts allocated to the Separate Account. You bear the investment risk of investing in the Total Return Fund.

The investment objective and adviser to the Total Return Fund is as follows:

INVESTMENT OBJECTIVE                                ADVISER
-------------------------------------------------------------------------
Seeks the highest total return,         GE Asset Management Incorporated
composed of current income and
capital appreciation, as is consistent
with prudent investment risk.
-------------------------------------------------------------------------

We will purchase shares of the Total Return Fund at net asset value and direct them to the Subaccount. We will redeem sufficient shares of the Total Return Fund at net asset value to pay death benefits, surrender proceeds, and partial withdrawals, to make Income Payments or for other purposes described in the contract. We automatically reinvest all dividend and capital gain distributions of the Total Return Fund in shares of the Total Return Fund at its net asset value on the date of distribution. In other words, we do not pay dividends or capital gains of the Total Return Fund to owners as additional units, but instead reflect them in unit values.

We have entered into a Participation Agreement with GE Investments Funds, Inc. setting forth the terms and conditions pursuant to which we purchase and redeem shares of the Total Return Fund. The discussion that follows reflects the terms of the current agreement. Shares of the Total Return Fund are not sold directly to the general public. They are sold to us, and may be sold to other insurance companies that issue variable annuity contracts and variable life insurance policies. In addition, they may be sold directly to qualified pension and retirement plans. Subject to certain exceptions, GE Investments Funds, Inc. and its principal underwriter may reject any order to purchase shares of any class of the Total Return Fund.

A potential for certain conflicts exists between the interests of contract owners and owners of variable life insurance policies issued by us or owners of variable life insurance policies or variable annuity contracts issued by other insurance companies who may invest in the Total Return Fund. A potential for certain conflicts would also exist between the interests of any of these investors and participants in a qualified pension or retirement plan that might invest in the Total Return Fund. To the extent that such classes of investors are invested in the Total Return Fund when a conflict of interest arises that might involve the Fund, one or more such classes of investors could be disadvantaged. GE Investments Funds, Inc. currently does not foresee any such disadvantage to owners. Nonetheless, the Board of Directors of GE Investments Funds, Inc. monitors the Total Return Fund for the existence of any irreconcilable material conflicts of interest. If such a conflict affecting contract owners is determined to exist, we will, to the extent reasonably practicable, take such action as is necessary to remedy or eliminate the conflict. If such a conflict were to occur, the Subaccount might be required to withdraw its investment in the Total Return Fund and substitute shares of a different mutual fund. This might force the Total Return Fund to sell its portfolio securities at a disadvantageous price.


We have entered into an Administrative Service Agreement with GE Asset Management Incorporated ("GEAM") to compensate us for providing services in the nature of "personal service and/or the maintenance of shareholder accounts" as referenced in NASD Conduct Rule 2830(b)(9) and certain other administrative services delineated therein relating to the Total Return Fund. GEAM has agreed to pay us an amount equal to 0.05% (for Class 3 shares) of the average daily net assets of the Separate Account invested in the Total Return Fund on an annual basis. Payment of these amounts is not an additional charge to you by the Total Return Fund or by us, but is paid from GEAM out of its own resources.


Pursuant to Rule 12b-1 under the 1940 Act, the Board of Directors of GE Investments Funds, Inc. adopted a Distribution and Service (Rule 12b-1) Plan (the "Distribution Plan") pursuant to which the Total Return Fund may compensate Capital Brokerage Corporation for performing certain services and incurring certain expenses in promoting and distributing the Total Return Fund. Pursuant to an agreement between GE Investments Funds, Inc. and its principal underwriter, and an agreement between such principal underwriter and Capital Brokerage Corporation, the Total Return Fund pays Capital Brokerage Corporation for such services at a maximum rate of 0.25% of the average daily net assets of the Separate Account invested in Class 3 shares of the Total Return Fund. In addition, the Distribution Plan covers payments made under the Class 3 Investor Service Plan (as described below) in the event that any portion of compensation paid pursuant to the Class 3 Investor Service Plan is determined to be an indirect use of the assets attributable to the Class 3 shares to finance distribution of such shares. The Distribution Plan and related agreement, as each may be amended from time to time, were effective May 1, 2006.

On May 1, 2009, GE Investment Funds, Inc. adopted an Investor Service Plan with respect to Class 3 shares of the Total Return Fund ("Class 3 Investor Service Plan"). Under the Class 3 Investor Service Plan, GE Investment Funds, Inc., on behalf of the Total Return Fund, may compensate a life insurance company that offers Class 3 shares of the Total Return Fund as an investment option in its variable annuity contracts for certain services provided to owners of such contracts. The amount of compensation paid under the Class 3 Investor Service Plan by the Total Return Fund may not exceed the annual rate of 0.20% of the average daily net assets of the Total Return Fund attributable to such share class. Effective May 1, 2009, we entered into an Investor Services Agreement -- Class 3 Shares ("Investor Services Agreement") with GE Investment Funds, Inc. to compensate us for certain account maintenance, record keeping and other administrative services relating to the contracts for which the Total Return Fund would otherwise have to pay if not provided by us. Under the Investor Services Agreement, we are paid at the end of each calendar quarter an amount equal to, on an annual basis, 0.20% of the average daily net assets of the Separate Account invested in Class 3 shares of the Total Return Fund.


In addition to the asset-based payments for administrative and other services described above, GEAM may also pay us, or our affiliate Capital Brokerage Corporation, to participate in periodic sales meetings, for expenses relating to the production of promotional sales literature and for other expenses or services. The amount paid to us, or our affiliate Capital Brokerage Corporation, may be significant. Payments to participate in sales meetings may provide GEAM with greater access to our internal and external wholesalers to provide training, marketing support and educational presentations.

VOTING RIGHTS

As required by law, we will vote the shares of the Total Return Fund held in the Separate Account at special shareholder meetings based on instructions from you. However, if the law changes and we are permitted to vote in our own right, we may elect to do so.

Whenever the Total Return Fund calls a shareholder meeting, owners will be notified of issues requiring the shareholders' vote as soon as possible before the shareholder meeting. Each person having a voting interest in the Total Return Fund will receive proxy voting materials, reports, other materials, and a form with which to give us voting instructions.

We will determine the number of votes which you have the right to cast by applying your percentage interest in a Subaccount to the total number of votes attributable to the Subaccount. In determining the number of votes, we will recognize fractional shares.


We will vote Total Return Fund shares for which no instructions are received (or instructions that are not received timely) in the same proportion to those that are received. We will apply voting instructions to abstain on any item to be voted on a pro-rata basis to reduce the number of votes eligible to be cast.


This type of voting, often referred to as "proportional voting," permits all contract owners in this contract, as well as contract owners from other variable annuity contracts and variable life insurance policies who have assets allocated to subaccounts which invest in the Total Return Fund ("Beneficial Shareholders") to participate in the voting process.

Proportional voting does not require a predetermined number of votes for a quorum and, if the majority Beneficial Shareholders do not participate in the voting process, minority Beneficial Shareholders can determine the result.

Since the Total Return Fund may engage in shared funding, other persons or entities besides us may vote shares of the Total Return Fund.

CHANGES TO THE SEPARATE ACCOUNT AND THE SUBACCOUNT


We reserve the right, within the law, to make additions, deletions and substitutions for the Total Return Fund. We may substitute shares of other portfolios for shares already purchased, or to be purchased in the future, under the contract. This substitution might occur if shares of the Total Return Fund should become inappropriate for purposes of the contract, in the judgment of our management. The new portfolio may have higher fees and charges than the Total Return Fund and not all portfolios may be available to all classes of contracts. Currently, we have no intention of substituting or deleting the Total Return Fund; however, we reserve our right to do so should the Total Return Fund become inappropriate to maintain the guarantees under the contract. We will only substitute the Total Return Fund with an equity based investment option should we exercise our right to substitute the Total Return Fund in the future. No substitution or deletion will be made to the contract without prior notice to you and before any necessary approval of the SEC in accordance with the 1940 Act.


We also reserve the right to establish additional subaccounts, each of which would invest in a separate portfolio of GE Investments Funds, Inc., or in shares of another investment company, with a specified investment objective. We may also eliminate one or more subaccounts if, in our sole discretion, marketing, tax or investment conditions warrant. We will not eliminate a subaccount without prior notice to you and before any necessary approval of the SEC. Not all subaccounts may be available to all classes of contracts.


If permitted by law, we may create new separate accounts; deregister the Separate Account under the 1940 Act in the event such registration is no longer required; manage the Separate Account under the direction of committee; or combine the Separate Account with one of our other separate accounts. Further, to the extent permitted by applicable law, we may transfer the assets of the Separate Account to another separate account.


THE SUBACCOUNT -- POLICIES AND PROCEDURES

We have not adopted policies and procedures with regard to frequent trading for this product. This product is unique compared to other variable annuity products because it has only one Subaccount investing in one portfolio.

The Total Return Fund may refuse purchase payments for any reason. In such case, if we cannot make the purchase request on the date you allocate assets, your assets will be returned to you.

CHARGES AND OTHER DEDUCTIONS

We sell the contracts through registered representatives of broker-dealers. These registered representatives are also appointed and licensed as insurance agents of the Company. We currently do not pay commissions to the broker-dealers for selling this contract, but we reserve the right to do so in the future. We intend to recover the cost of marketing, administering and other costs associated with the benefits of the contracts through fees and charges imposed under the contracts. Please see the discussion below and in the "Sales of the Contract" provision of this prospectus.

We will deduct the charges described below to cover our costs and expenses, services provided and risks assumed under the contracts. We incur certain costs and expenses for the distribution and administration of the contracts and for providing the benefits payable thereunder. Our administrative services include:

  .  processing applications for and issuing the contracts;

  .  maintaining records;

  .  administering Income Payments;

  . furnishing accounting and valuation services (including the calculation and monitoring of daily Subaccount values);

  .  reconciling and depositing cash receipts;

  .  providing tax forms;

  .  providing contract confirmations and periodic statements;

  .  providing toll-free inquiry services; and

  .  furnishing telephone and internet transaction services.

The risks we assume include:

  . the risk that the actual life-span of persons receiving Income Payments under contract will exceed the assumptions reflected in our guaranteed rates (these rates are incorporated in the contract and cannot be changed); and

  . the risk that our costs in providing the services will exceed our revenues from contract charges (which cannot be changed by us).

The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits stated in the contract. We may also realize a profit on one or more of the charges. We may use any such profits for any corporate purpose, including the payment of sales expenses.

DEDUCTIONS FROM THE SEPARATE ACCOUNT

We deduct from the Subaccount in the Separate Account an amount, computed daily, equal to an effective annual rate of 1.00% of the average daily net assets of the Subaccount. We assess this charge when we compute the net investment factor. The charge reduces the value of Accumulation Units and Annuity Units. The charge consists of a mortality and expense risk charge.
These deductions from the Separate Account are reflected in your Contract Value.

OTHER CHARGES

Deductions for Taxes

We will deduct charges for any premium tax or other tax levied by any governmental entity from purchase payments or Contract Value when the premium tax is incurred or when we pay proceeds under the contract (proceeds include full surrenders, partial withdrawals, Income Payments and death benefit payments).

The applicable premium tax rates that states and other governmental entities impose on the purchase of an annuity are subject to change by legislation, by administrative interpretation or by judicial action. These premium taxes generally depend upon the law of your state of residence. The tax generally ranges from 0.0% to 3.5%.

Portfolio Charges

The Total Return Fund incurs certain fees and expenses. These include management fees and other expenses associated with the daily operation of the Total Return Fund, as well as Rule 12b-1 fees and/or service share fees, if applicable. To pay for these expenses, the Total Return Fund makes deductions from its assets. Portfolio expenses are the responsibility of the Total Return Fund and are more fully described in the prospectus for the Total Return Fund. They are not fixed or specified under the terms of the contract and are not the responsibility of the Company.

THE CONTRACT

The contract is an individual flexible purchase payment variable income with guaranteed minimum income immediate and deferred annuity contract. We describe your rights and benefits below and in the contract. Your contract may differ in certain respects from the description in this prospectus due to variations in state insurance law requirements. Your contract reflects what applies to you.

PURCHASING THE CONTRACT

You may purchase the contract through an authorized sales representative. The sales representative will send your completed application to us, and we will decide whether to accept or reject it. If we accept your application, our legally authorized officers prepare and execute a contract. We then send the contract to you directly or through your sales representative. See the "Sales of the Contract" provision of this prospectus.

If we receive a completed application and all other information necessary for processing a purchase order, we will apply your initial purchase payment no later than two business days after we receive the order. While attempting to finish an incomplete application, we may hold the initial purchase payment for no more than five business days. If the incomplete application cannot be completed within five business days, we will inform you of the reasons, and will return your purchase payment immediately, unless you specifically authorize us to keep it until the application is complete. Once you complete your application, we must apply the initial purchase payment within two business days. We apply any additional purchase payments you make on the Valuation Day we receive them at our Home Office.

There may be delays in our receipt of an application that are outside of our control (for example, because of the failure of the selling broker-dealer or authorized sales representative to forward the application to us promptly). Any such delays will affect when your contract can be issued and your purchase payment applied.


To apply for a contract, you must be of legal age in a state where we may lawfully sell the contracts and, if part of a plan, you must also be eligible to participate in any of the qualified or non-qualified retirement plans for which we designed the contracts. The Annuitant(s) cannot be older than age 85 at the time of application, unless we approve a different age. Various firms and financial institutions that sell our products have their own guidelines on when certain products are suitable and may impose issue age restrictions which are younger than those stated in our contracts. We neither influence nor agree or disagree with the age restrictions imposed by firms and financial institutions.


This contract may be used with certain tax qualified retirement plans. The contract includes attributes such as tax deferral on accumulated earnings. Qualified retirement plans provide their own tax deferral benefit; the purchase of this contract does not provide additional tax deferral benefits beyond those provided in the qualified retirement plan. Accordingly, if you are purchasing this contract as a Qualified Contract, you should consider purchasing this contract for its death benefit, income benefit, and other non-tax related benefits. Please consult a tax adviser in order to determine whether this contract is an appropriate investment for you.

PURCHASING THE CONTRACT THROUGH A TAX-FREE "SECTION 1035" EXCHANGE. Section 1035 of the Code generally permits you to exchange one annuity contract for another in a "tax-free exchange." Therefore, you can use the proceeds from another annuity contract to make purchase payments for this contract. Before making an exchange to acquire this contract, you should carefully compare this contract to your current contract or policy. You may have to pay a surrender charge under your current contract or policy to exchange it for this contract. The fees and charges under this contract may be higher (or lower), and the benefits may be different, than those of your current contract or policy. In addition, you may have to pay federal income and penalty taxes on the exchange if it does not qualify for Section 1035 treatment. You should not exchange another contract for this contract unless you determine, after evaluating all of the facts, that the exchange is in your best interest.

OWNERSHIP

As owner(s), you have all rights under the contract, subject to the rights of any irrevocable beneficiary. Ownership rights may be restricted by court orders, child support or tax collection actions or other legal proceedings.


Two persons may apply as joint owners for a Non-Qualified Contract. A joint owner may not be named for a Qualified Contract. Joint owners have equal undivided interests in their contract. This means that each may exercise any ownership rights on behalf of the other, except ownership changes. Joint owners also have the right of survivorship. This means if a joint owner dies, his or her interest in the contract passes to the surviving owner. You must have our approval to add a joint owner after we issue the contract. We may require additional information if joint ownership is requested after the contract is issued.


Subject to any restrictions stated below, before the Annuity Commencement Date, you may change:

  .  your Annuity Commencement Date;


  .  your Optional Payment Plan; and


  . your primary beneficiary and/or contingent beneficiary (unless the primary beneficiary or contingent beneficiary is named as an irrevocable beneficiary), upon written notice to our Home Office, provided an Annuitant is living at the time of the request. If you change a beneficiary, your plan selection will no longer be in effect unless you request that it continue. In addition, during an Annuitant's life, you can change any non-natural owner to another non-natural owner. Changing the non-natural owner may have negative tax consequences and you should consult a tax adviser before doing so.

We must receive your request for a change in a form satisfactory to us. The change will take effect as of the date you sign the request. The change will be subject to any payment made before we recorded the change.

ANNUITANT/JOINT ANNUITANT

An Annuitant must be named and the Annuitant must be the same person as the owner, unless the owner is a non-natural entity, such as a trust. In addition, if there are joint owners, the joint owner must be named a Joint Annuitant. Any joint owner added after the contract is issued must be the owner's spouse. If an owner adds his or her spouse as joint owner and/or Joint Annuitant, such addition can only take place prior to the Annuity Commencement Date.

ASSIGNMENT

An owner of a Non-Qualified Contract may assign some or all of his or her rights under the contract with our consent. An assignment must occur before any Income Payments begin and while an Annuitant is still living. Once proper notice of the assignment is recorded by our Home Office, the assignment will become effective as of the date the written request was signed.

If a Non-Qualified Contract is assigned or sold, unless under an involuntary assignment affected by legal process, the Guaranteed Payment Floor will reduce to zero and cannot be increased. See the "Guaranteed Payment Floor" provision of this prospectus.


IRAs and other Qualified Contracts may not be assigned, pledged or otherwise transferred except where allowed by law.


We are not responsible for the validity or tax consequences of any assignment. We are not liable for any payment or settlement made before the assignment is recorded. Assignments will not be recorded until our Home Office receives sufficient direction from the owner and the assignee regarding the proper allocation of contract rights.

Amounts pledged or assigned will be treated as distributions and will be included in gross income to the extent that the Contract Value exceeds the investment in the contract for the taxable year in which it was pledged or assigned. Amounts assigned may be subject to an IRS tax penalty equal to 10% of the amount included in gross income.

Assignment of the entire Contract Value may cause the portion of the contract exceeding the total investment in the contract and previously taxed amounts to be included in gross income for federal income tax purposes each year that the assignment is in effect. See the "Tax Matters" provision of this prospectus.

PURCHASE PAYMENTS

You may make purchase payments to us at any frequency and in the amount you select, subject to certain restrictions. You must obtain our prior approval before you make total purchase payments for any Annuitant age 79 or younger that exceed $2,000,000 in the aggregate in any variable annuity contracts issued by the Company or any of its affiliates. If any Annuitant is age 80 or older at the time of payment, the total amount not subject to prior approval is $1,000,000 in the aggregate in any variable annuity contracts issued by the Company or any of its affiliates. Purchase payments may be made at any time prior the Annuity Commencement Date, the surrender of the contract, or the death of the owner (or joint owner, if applicable), whichever comes first. We reserve the right to refuse to accept a purchase payment for any lawful reason and in a manner that does not unfairly discriminate against similarly situated purchasers.

The minimum initial purchase payment is $5,000 ($2,000 if your contract is a IRA contract). Each additional purchase payment must be at least $500 for Non-Qualified Contracts ($200 if paid by electronic fund transfers), $50 for IRA contracts, and $100 for other Qualified Contracts.

VALUATION DAY AND VALUATION PERIOD

We will value Accumulation Units and Annuity Units once daily at the close of regular trading (currently 4:00 p.m. Eastern Time) on each day the New York Stock Exchange is open except for days on which a Portfolio does not value its shares. If a Valuation Period contains more than one day, the unit values will be the same for each day in the Valuation Period.

ALLOCATION OF PURCHASE PAYMENTS

We place purchase payments into the Subaccount that invests in the Total Return Fund.

Upon allocation to the Subaccount, we convert purchase payments into Accumulation Units. We determine the number of Accumulation Units credited by dividing the amount allocated to the Subaccount by the value of an Accumulation Unit for the Subaccount on the Valuation Day on which we receive any additional purchase payment at our Home Office.

VALUATION OF ACCUMULATION UNITS

Partial withdrawals, full surrenders and/or payment of a death benefit all result in the cancellation of an appropriate number of Accumulation Units. We cancel Accumulation Units as of the end of the Valuation Period in which we receive notice or instructions relating to the event.

The Accumulation Unit value at the end of every Valuation Day equals the Accumulation Unit value at the end of the preceding Valuation Day multiplied by the net investment factor (described below). We arbitrarily set the Accumulation Unit value at the inception of the Subaccount at $10. On any Valuation Day, we determine your Subaccount value by multiplying the number of Accumulation Units attributable to your contract by the Accumulation Unit value for that day.

The net investment factor is an index used to measure the investment performance of the Subaccount from one Valuation

Period to the next. The net investment factor for the Subaccount for any Valuation Period reflects the change in the net asset value per share of the Total Return Fund from one Valuation Period to the next, adjusted for the daily deduction of the mortality and expense risk charges from assets in the Subaccount. If any "ex-dividend" date occurs during the Valuation Period, we take into account the per share amount of any dividend or capital gain distribution so that the unit value is not impacted. Also, we take into account a charge or credit for any taxes reserved for which we determine to have resulted from the operations of the Subaccount.

The value of an Accumulation Unit may increase or decrease based on the net investment factor. Changes in the net investment factor may not be directly proportional to changes in the net asset value of the Total Return Fund because of the deduction of Separate Account charges. Though the number of Accumulation Units will not change as a result of investment experience, the value of an Accumulation Unit may increase or decrease from Valuation Period to Valuation Period. See the Statement of Additional Information for more details.

SURRENDER AND PARTIAL WITHDRAWALS

SURRENDER AND PARTIAL WITHDRAWALS

We will allow you to totally surrender your contract or withdraw a portion of your Contract Value at any time before the Annuity Commencement Date upon your written request, subject to the conditions discussed below.

We will not permit a partial withdrawal that is less than $100 or a partial withdrawal which would reduce your Contract Value to less than $1,000. If your partial withdrawal request would reduce your Contract Value to less than $1,000, we will surrender your contract in full. Different limits and other restrictions may apply to Qualified Contracts.

The amount payable on surrender of the contract is the Surrender Value at the end of the Valuation Period during which we receive the request. The Surrender Value equals:

   (1) the Contract Value on the Valuation Day we receive a request for surrender; less

   (2) any applicable premium tax.


We may pay the Surrender Value in a lump sum or under one of the Optional Payment Plans specified in the contract, based on your instructions.


When taking a partial withdrawal, any applicable premium tax will be taken from the amount withdrawn unless otherwise requested.

We will delay making a payment if:

   (1) the disposal or valuation of the Separate Account's assets is not reasonably practicable because the New York Stock Exchange is closed;

   (2) on nationally recognized holidays, trading is restricted by the New York Stock Exchange;

   (3) an emergency exists making the disposal or valuation of securities held in the Separate Account impracticable; or

   (4) the SEC by order permits postponement of payment to protect our owners.

Rules and regulations of the SEC will govern as to when the conditions described in (3) and (4) above exist. If we are closed on days when the New York Stock Exchange is open, Contract Value may be affected since owners will not have access to their account.

Please remember that partial withdrawals will reduce your death benefit by the proportion that the partial withdrawal (including any applicable premium tax assessed) reduces your Contract Value. See the "Death of Owner and/or Annuitant" provision of this prospectus. A partial withdrawal will reduce the Guaranteed Payment Floor by the proportion that the partial withdrawal (including any premium tax assessed) reduces your Contract Value.

Partial withdrawals and surrenders may be subject to ordinary income tax and, if taken prior to age 59 1/2, an additional 10% IRS penalty tax. A surrender or partial withdrawal may also be subject to income tax withholding. See the "Tax Matters" provision of this prospectus.

TELEPHONE WITHDRAWALS. You may take partial withdrawals under your contract by writing us in a form acceptable to us, or calling us provided we received your prior written authorization to take partial withdrawals over the telephone at our Home Office. You can only surrender your contract by writing our Home Office.

We will employ reasonable procedures to confirm that instructions we receive are genuine. Such procedures may include, among others:

  . Requiring you or a third party you authorize to provide some form of personal identification before we act on the telephone instructions;

  . Confirming the telephone transaction in writing to you or a third party you authorized; and/or

  .  Tape-recording telephone instructions.

If we do not follow reasonable procedures, we may be liable for any losses due to unauthorized or fraudulent instructions. We

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reserve the right to limit or prohibit telephone withdrawals. To request a telephone withdrawal, please call us at 800.352.9910.

RESTRICTIONS ON DISTRIBUTIONS FROM CERTAIN CONTRACTS



Section 830.105 of the Texas Government Code permits participants in the Texas Optional Retirement Program to surrender their interest in a variable annuity contract issued under the Texas Optional Retirement Program only upon:

   (1) termination of employment in the Texas public institutions of higher education;

   (2) retirement;

   (3) death; or

   (4) the participant's attainment of age 70 1/2.

If your contract is issued to a Texas Optional Retirement Program, you must furnish us proof that one of these four events has occurred before we distribute any amounts from your contract.

DEATH OF OWNER AND/OR ANNUITANT

DEATH BENEFIT BEFORE THE ANNUITY COMMENCEMENT DATE


If any owner dies prior to the Annuity Commencement Date, the amount of proceeds payable will be the Contract Value as of the first Valuation Day on which we receive a request for surrender or choice of applicable payment choice, due proof of death and any required forms at our Home Office.

If the owner is a non-natural entity, and any Annuitant dies before the Annuity Commencement Date, the amount of proceeds payable is the death benefit (as defined below). Upon receipt of due proof of an Annuitant's death and all required forms (generally, due proof of death is a certified copy of the death certificate or a certified copy of the decree of a court of competent jurisdiction as to the finding of death), a death benefit will be paid in accordance with your instructions, subject to distribution rules and termination of contract provisions discussed in the contract and elsewhere in this prospectus.

The "death benefit" available is equal to the Contract Value on the first Valuation Day we have received proof of death and all required forms at our Home Office.


DISTRIBUTION PROVISIONS UPON DEATH OF OWNER OR JOINT OWNER

In certain circumstances, federal tax law requires that distributions be made under this contract. Except as described below in the "Distribution Rules" provision, a distribution is required upon the death of:

   (1) an owner or joint owner; or

   (2) the Annuitant or Joint Annuitant if the owner is a non-natural entity.

The discussion below describes the methods available for distributing the value of the contract upon death.

HOW TO CLAIM PROCEEDS AND/OR DEATH BENEFIT PAYMENTS

At the death of an owner (or any Annuitant if the owner is a non-natural entity), the person or entity first listed below who is alive or in existence on the date of that death will become the designated beneficiary:

   (1) owner or joint owner;

   (2) primary beneficiary;

   (3) contingent beneficiary;

   (4) owner or joint owner's estate.

The designated beneficiary will be treated thereafter as the sole owner of the contract. The designated beneficiary may choose one of the payment choices described below, or a default payment choice will apply if no such election is made. For purposes of this provision, if there is more than one primary beneficiary named, each one will be treated separately with respect to their portion of the contract. Thus, in cases where there are multiple designated beneficiaries, once all required information is received, each designated beneficiary will be allocated their share of the proceeds in accordance with the terms of the contract and as specified by the owner. Then, each designated beneficiary may elect one of the payment choices below or have the default payment choice apply. If there is no primary beneficiary(ies) alive or in existence at the time of the death, all proceeds will be then payable to any named contingent beneficiary(ies).


We should be notified immediately by telephone or in writing upon the death of an owner or Annuitant. We have the right to request that any notification of death given by telephone be immediately followed by written notification. Upon notification, no additional purchase payments will be accepted. Due proof of death consists of a death certificate issued by a government jurisdiction or a court of law. Any required forms can consist of information necessary in order to pay any named designated beneficiary(ies) and any other information necessary to process applicable proceeds.


PAYMENT CHOICES. The designated beneficiary may elect the form in which the proceeds will be paid from the following

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payment choices (and if no election is made, the default payment choice described below will apply):

   (1) receive the proceeds in a lump sum;

   (2) receive the proceeds over a period of five years following the date of death. At the end of the five year period, any remaining amounts will be distributed in a lump sum (if the designated beneficiary dies before all payments have been distributed, the remaining proceeds will be paid to the person or entity named by the designated beneficiary or to his or her estate if no person or entity is named);

   (3) elect Optional Payment Plan 1 or 2 as described in the "Optional Payment Plans" provision of this prospectus. If elected, payments must commence no later than one year after the date of death. In addition, if Optional Payment Plan 1 is chosen, the period certain cannot exceed the designated beneficiary's life expectancy, and if Optional Payment Plan 2 is chosen, the fixed period cannot exceed the designated beneficiary's life expectancy;

   (4) elect to receive Monthly Income; or

   (5) if the designated beneficiary is the spouse of a deceased owner, he or she may continue his or her portion of the contract as the owner. If the surviving spouse elects to continue the contract, the terms of the contract will continue, except that:

      (1) the Guaranteed Payment Floor will be the Joint Guaranteed Payment Floor determined as of the date of the death of the deceased owner;

      (2) no additional purchase payments will be accepted; and

      (3) there will be no further step-up of the Guaranteed Payment Floor.

If a designated beneficiary makes no election within 60 days following receipt of due proof of death and all required forms at our Home Office, payments will be made over a period of five years following the date of death.


If the designated beneficiary who is not the surviving spouse of the deceased elects to receive Monthly Income, under payment choice 4 above, then payments may be made provided that:


   (1) the first Monthly Income payment must be paid no later than one year after the date of death;

   (2) the period certain for the income plan is shorter than the designated beneficiary's life expectancy as determined by the Internal Revenue Service; and

   (3) the Earliest Income Date is less than one year after the date of death.

In addition, the following will apply:

   (1) the Guaranteed Payment Floor will be the Joint Guaranteed Payment Floor determined as of the date of the death of the deceased owner;

   (2) no additional purchase payments will be accepted; and

   (3) there will be no further step-up of the Guaranteed Payment Floor.

DEATH BENEFIT ON OR AFTER THE ANNUITY COMMENCEMENT DATE

If any Annuitant dies on or after the Annuity Commencement Date, Income Payments will be made as stated in the section discussing Income Payments. See the "Income Payments" and "Distribution Rules" provisions of this prospectus.

DISTRIBUTION RULES

When Death Occurs Before the Annuity Commencement Date and the Beneficiary is the Surviving Spouse

The distribution rules below apply to Non-Qualified Contracts that are generally treated as annuity contracts under the Code. These rules do not apply to Qualified Contracts or contracts held by charitable remainder trusts and certain other entities. Contracts that are not subject to these rules may be subject to other distribution rules. See the "Tax Matters" provision of this prospectus. If the sole designated beneficiary is the surviving spouse of the deceased owner, the surviving spouse may elect to continue the contract with the surviving spouse as the owner. If the deceased owner was also an Annuitant or Joint Annuitant, the surviving spouse will automatically become the new sole Annuitant. As the new named owner and Annuitant, the surviving spouse may exercise all rights as stated in the contract. Any other surviving Joint Annuitant will be removed from the contract. Should the surviving spouse remarry, the new spouse may not exercise this provision at the death of the surviving spouse. If the surviving spouse is one of multiple designated beneficiaries, the surviving spouse may only continue the contract with the proportion allocated to him or her by the owner as stated on the application or later in writing in a form acceptable to us.

If the designated beneficiary(ies) is not the surviving spouse of the deceased, the designated beneficiary(ies) may not continue the contract indefinitely. If payment choice 1 or 2 is elected, the proceeds from the contract must be distributed within five years of the date of death. If payment choice 3 or 4 is elected (within 60 days following receipt of due proof of death and all required

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


forms at our Home Office), payments will begin within one year of the date of the deceased owner's death and extend over the designated beneficiary's life or a period not longer than the designated beneficiary's life expectancy.

When Death Occurs On or After the Annuity Commencement Date

If the last surviving Annuitant dies on or after the Annuity Commencement Date, Monthly Income will be paid under the contract at least as rapidly as under the method of distribution in effect at the time of death, notwithstanding any other provision of the contract; i.e., unless accelerated in accordance with the contract terms, Income Payments will continue to the beneficiary under the distribution method in effect at the time of death. Or, if chosen, the death benefit may be paid in a lump sum.

The lump sum amount will be the greater of (1) and (2) where:

   (1) is the present value of the Guaranteed Payment Floor for the number of years remaining in the period certain; and

   (2) is the present value of the Annual Income Amount for the number of years remaining in the period certain.

Present value will be calculated at rate of 1% above the Assumed Interest Rate at which the payments and Annuity Units were calculated. We will calculate the present value on the Valuation Day that we receive due proof of death and all required forms at our Home Office.

INCOME PAYMENTS


The Annuity Commencement Date is the date Income Payments begin under the contract, provided an Annuitant is still living on that date. You select the Annuity Commencement Date at contract issue, which may be any Valuation Day after the first Valuation Day under the contract. Prior to the date that Monthly Income begins, you may change the Annuity Commencement Date to any Valuation Day after the First Valuation Day under the contract, so long as the new Annuity Commencement Date is not a date beyond the latest permitted Annuity Commencement Date. The latest Annuity Commencement Date we currently permit may not be a date beyond the younger Annuitant's 90th birthday, unless we consent to a later date. We reserve the right to discontinue to allow the deferral of the Annuity Commencement Date at any time and without prior notice. Any consent for a new Annuity Commencement Date will be provided on a non-discriminatory basis. The Guaranteed Payment Floor is zero if the Annuity Commencement Date is prior to the Earliest Income Date.


To change the Annuity Commencement Date, send a written notice to our Home Office at least 30 days prior to the proposed new Annuity Commencement Date. If you change the Annuity Commencement, and we consent to the new Annuity Commencement Date, the Annuity Commencement Date will mean the new Annuity Commencement Date you selected.

An Annuity Commencement Date that occurs or is scheduled to occur at an advanced age (e.g., past age 85) may, in certain circumstances, have adverse income tax consequences. See the "Tax Matters" provision of this prospectus. Contracts issued to qualified retirement plans provide for Income Payments to start on the date and under the option specified by the plan.

MONTHLY INCOME

We will begin making Monthly Income payments to you on the Annuity Commencement Date. Monthly Income will not vary during an Annuity Year.


Currently, we will pay an income benefit in the form of a Life Income with a 20 or 23 Year period certain. Other income plans may be available upon request. If you change your income plan to another income plan after the contract is issued, the Guaranteed Payment Floor will be zero. Adding a spousal Joint Annuitant is not considered a change in income plan. You may only change your income plan prior to the Annuity Commencement Date.

Payments will continue for the life of the Annuitant under the Life Income with period certain plan if he or she lives longer than the period certain. If the Annuitant dies before the end of the period certain, we will continue the remaining payments for the remaining period to you or to the designated payee. Payments will continue for the life of the surviving Annuitant under the Joint Life and Survivor Income with period certain plan if any Annuitant lives longer than the period certain. If both Annuitants die before the end of the period certain, the remaining payments will be paid to you or another payee you have designated.


THE INITIAL MONTHLY INCOME PAYMENT. We determine the initial Monthly Income payment by taking the greater of:

   (1) the Guaranteed Payment Floor divided by 12; and

   (2) the Level Income Amount.

The Annual Income Amount is used to determine the Level Income Amount. The Level Income Amount is the monthly amount that would result from applying the Annual Income Amount to a twelve month, period certain, fixed single payment immediate annuity.

The initial Annual Income Amount for the Subaccount is equal to (1) multiplied by (2), divided by (3), where:

   (1) is the annual payment rate per $1,000 for your income plan using the Settlement Age(s) of the

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


       Annuitant and any Joint Annuitant as of the Annuity Commencement Date;

   (2) is the Annuity Commencement Value, less any premium tax; and

   (3) is $1,000.

Annual payments rates are based on the Annuity 2000 Mortality Tables using an assumed interest rate of 3%.

On the Annuity Commencement Date, if any Monthly Income would be $100 or less, we reserve the right to reduce the frequency of payments to an interval that would result in each amount being at least $100. If the annual payment would be less than $100, we will pay the Annuity Commencement Value and the contract will terminate on the Annuity Commencement Date.

SUBSEQUENT MONTHLY INCOME PAYMENTS. Monthly Income in subsequent Annuity Years will be calculated as of the first Valuation Day of each Annuity Year and is equal to the greater of (1) and (2) where:

   (1) is the subsequent Level Income Amount, MINUS any value in the Adjustment Account as of the date the last Monthly Income was paid divided by twelve; and

   (2) is the Guaranteed Payment Floor divided by twelve.

The Annual Income Amount is used to determine the Level Income Amount. The Annual Income Amount in subsequent Annuity Years is determined by means of Annuity Units.

The number of Annuity Units will be determined on the Annuity Commencement Date. The number of Annuity Units for the Subaccount is (1) divided by (2) where:

   (1) is the initial Annual Income Amount from the Subaccount; and

   (2) is the Annuity Unit value for the Subaccount as of the Annuity Commencement Date.

The Annual Income Amount for the Subaccount in each subsequent Annuity Year is the number of Annuity Units for the Subaccount multiplied by the Annuity Unit value for the Subaccount on the first Valuation Day of each Annuity Year. The Annual Income Amount for each subsequent Annuity Year is equal to the sum of Annual Income Amounts for the Subaccount.

The Annual Income Amount may be greater or less than the Annual Income Amount in the first Annuity Year. We guarantee that the Annual Income Amount in subsequent Annuity Years will not be affected by variations in mortality assumptions on which the Annual Income Amount in the first Annuity Year is based.

DETERMINATION OF ANNUITY UNIT VALUE. The Annuity Unit value for the Subaccount for any Valuation Period is equal to the Annuity Unit value for the Subaccount for the preceding Valuation Period multiplied by the product of (1) and (2), where:

   (1) is the net investment factor for the Valuation Period for which the Annuity Unit value is being calculated; and

   (2) is an Assumed Interest Rate factor equal to .99991902 raised to a power equal to the number of days in the Valuation Period.

The Assumed Interest Rate factor in (2) is the daily equivalent of dividing (i) one by (ii) one PLUS the Assumed Interest Rate of 3%. If a plan with a different Assumed Interest Rate is used to determine the initial payment, a different Assumed Interest Rate factor will be used to determine subsequent payments.

ADJUSTMENT ACCOUNT. An adjustment account is established on the Annuity Commencement Date. The value of the Adjustment Account on the Annuity Commencement Date is the greater of (1) and (2), where:

   (1) is zero (0); and

   (2) is the Guaranteed Payment Floor, MINUS twelve multiplied by the initial Level Income Amount.

The value of the Adjustment Account in subsequent Annuity Years is the greater of (1) and (2), where:

   (1) is zero (0); and

   (2) is the value of the Adjustment Account as of the prior Annuity Year, PLUS twelve multiplied by the Monthly Income for the current Annuity Year, MINUS twelve multiplied by the Level Income Amount for the current Annuity Year.

GUARANTEED PAYMENT FLOOR

Your initial purchase payment purchases a minimum guaranteed amount of annual income paid monthly beginning on or after the Annuity Commencement Date.


The initial Guaranteed Payment Floor is determined at the time the initial purchase payment is received. All or part of the initial Guaranteed Payment Floor may be carried over from another annuity contract. Purchase payments that do not benefit from a higher carried over Guaranteed Payment Floor will recieve an initial Guaranteed Payment Floor determined by multiplying the initial purchase payment by the Guaranteed Payment Floor Factor for the Annuitant's Attained Age on the date the contract is issued as shown in your contract.


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



The Guaranteed Payment Floor does not change unless there are additional purchase payments, Gross Withdrawals, a step-up of Guaranteed Payment Floor or the death of an owner.

If you make additional purchase payments, your Guaranteed Payment Floor will be increased. The amount of increase in the Guaranteed Payment Floor will be (1) multiplied by (2), where:

   (1) is the additional purchase payment amount; and


   (2) is the Guaranteed Payment Floor Factor for the Annuitant's Attained Age on the Valuation Day the purchase payment is received.


If approved by us, the above increase may be greater if a Guaranteed Payment Floor amount is carried over from another annuity contract. In addition, we reserve the right to change the table of Guaranteed Payment Floor Factors as of January 1 of each calendar year. We will send you the new table before the effective date of the change. Any change in the Guaranteed Payment Floor
Factors will apply to purchase payments received on or after the table is changed. Any change in the Guaranteed Payment Floor Factors will not affect your Guaranteed Payment Floor purchased before the effective date of the change.

Your Guaranteed Payment Floor may increase each year on the Annuitant's birthday. If the Annuitant's birthday does not fall on a Valuation Day, we will calculate the increase, if any, on the next Valuation Day. The Guaranteed Payment Floor on that date is equal to the greater of (1) and (2), where:

   (1) is the Guaranteed Payment Floor prior to the Annuitant's birthday; and

   (2) is (a) multiplied by (b), where:


       a. is the Guaranteed Payment Floor Factor on the Annuitant's birthday for the Annuitant's Attained Age; and


       b. is the Contract Value on the first Valuation Day on or after the Annuitant's birthday.

The Guaranteed Payment Floor will be adjusted to reflect the amount withdrawn by reducing the Guaranteed Payment Floor in the same proportion that the Contract Value is reduced by the Gross Withdrawal.


If on the Annuity Commencement Date there is a Joint Annuitant, the Guaranteed Payment Floor will be the Joint Guaranteed Payment Floor.


COMMUTATION OF MONTHLY INCOME PAYMENTS


After the Annuity Commencement Date and prior to the end of the period certain, you may elect to commute the remaining period certain payments. The Commutation Value is as of any Valuation Day we receive a written request for Commutation at our Home Office (the "Commutation Date"). Once the period certain is complete, there is no commuted value. However, should the Annuitant live beyond the period certain, Monthly Income payments will resume.


The Commutation Value is equal to (1) MINUS (2), where:

   (1) is the present value of the Annual Income Amount for the number of years remaining in the period certain as of the effective date of the lump sum payment; and

   (2) is the Adjustment Account as of the effective date of the lump sum payment.

Present value will be calculated using the Assumed Interest Rate, PLUS the total Separate Account charges. The effective date of the lump sum payment will be the Valuation Day that we receive your written request to apply this provision in a form acceptable to us at our Home Office.


IMPORTANT NOTE ON COMMUTATION: PLEASE CONSIDER YOUR OPTIONS CAREFULLY BEFORE YOU ELECT TO COMMUTE YOUR MONTHLY INCOME PAYMENTS AND RECEIVE THE COMMUTATION VALUE. BECAUSE THE PAYMENT YOU WILL RECEIVE IS BASED ON THE NUMBER OF YEARS REMAINING IN THE PERIOD CERTAIN, YOU WILL LOSE THE OPPORTUNITY TO RECEIVE A POTENTIALLY SIGNIFICANT AMOUNT OF MONTHLY INCOME. PLEASE CONSIDER, ALSO, THE ADVERSE EFFECT COMMUTING YOUR PERIOD CERTAIN INCOME PAYMENTS MAY HAVE ON YOUR BENEFICIARIES OR DESIGNATED PAYEES.


OPTIONAL PAYMENT PLANS


Death proceeds or surrender value may be paid in one payment or, subject to the limitations below, left with us and paid under an optional payment plan ("Optional Payment Plan"). Proceeds paid under an Optional Payment Plan do not include Monthly Income payments payable upon the Annuity Commencement Date.


During the Annuitant's life, and before Income Payments begin, you (or the designated beneficiary at your death) can choose an Optional Payment Plan. If you change a designated beneficiary, your Optional Payment Plan selection will remain in effect unless you make a new selection. Any election or change in an Optional Payment Plan must be sent to our Home Office in a form acceptable to us. We do not allow any changes after Income Payments begin. If an Optional Payment Plan has not been chosen at the death of the owner or Annuitant, your designated beneficiary can choose an Optional Payment Plan when we pay the Death Benefit. See "The Death Benefit" provision of this prospectus.

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The Optional Payment Plans listed below are available as either a fixed or variable income option. You must select one or the other; a combination is not permitted.

FIXED INCOME OPTIONS UNDER AN OPTIONAL PAYMENT PLAN. Fixed Income Payments will begin on the date selected. All amounts are transferred to our General Account and payments made will equal or exceed those required by the state where the contract is issued.

VARIABLE INCOME OPTIONS UNDER AN OPTIONAL PAYMENT PLAN. Variable Income Payments will begin within seven days of the requested start date. Variable Income Payments after the first will reflect the investment experience of the Subaccount. No minimum amount is guaranteed. Income Payments begin after the date we receive due proof of any owner's (or Annuitant's) death or a surrender. We will determine your variable Income Payments in the manner described in the "Death Benefit Before the Annuity Commencement Date" provision of this prospectus.


The following Optional Payment Plans are available under the contract:


   OPTIONAL PAYMENT PLAN 1 -- LIFE INCOME WITH PERIOD CERTAIN. This option guarantees periodic payments for the lifetime of the payee with a minimum number of years of payments. If the payee lives longer than the minimum period, payments will continue for his or her life. The minimum period can be 10, 15, or 20 years. The payee selects the designated period. If the payee dies during the minimum period, we will discount the amount of the remaining guaranteed payments at the same rate used in calculating Income Payments. We will pay the discounted amount in a lump sum to the payee's estate, unless otherwise provided.

   OPTIONAL PAYMENT PLAN 2 -- JOINT LIFE AND SURVIVOR INCOME. This option provides for periodic payments to be made to two payees for a guaranteed minimum of 10 years. Each payee must be at least 35 years old when payments begin. Payments will continue as long as either payee is living. If both payees die before the end of the minimum period, we will discount the amount of the remaining payments for the 10 year period at the same rate used in calculating Income Payments. We will pay the discounted amount in a lump sum to the survivor's estate, unless otherwise provided.


If the payee is not a natural person, our consent must be obtained before selecting an Optional Payment Plan.


Payments made under Optional Payment Plan 1 (Life Income with Period Certain) and Optional Payment Plan 2 (Joint Life and Survivor Income) are not redeemable.

TAX MATTERS

INTRODUCTION

This part of the prospectus discusses the federal income tax treatment of the contract. The federal income tax treatment of the contract is complex and sometimes uncertain. The federal income tax rules may vary with your particular circumstances.

This discussion does not address all of the federal income tax rules that may affect you and your contract. This discussion also does not address other federal tax consequences, or state or local tax consequences, associated with a contract. As a result, you should always consult a tax adviser about the application of tax rules to your individual situation.

TAXATION OF NON-QUALIFIED CONTRACTS

This part of the discussion describes some of the federal income tax rules applicable to Non-Qualified Contracts. A Non-Qualified Contract is a contract not issued in connection with a retirement plan receiving special tax treatment under the Code, such as an individual retirement annuity or a Section 401(k) plan.

TAX DEFERRAL ON EARNINGS. The federal income tax law does generally not tax any increase in an owner's Contract Value until there is a distribution from the contract. However, certain requirements must be satisfied in order for this general rule to apply, including:

  . an individual must own the contract (or the tax law must treat the contract as owned by an individual);

  . the investments of the Separate Account must be "adequately diversified" in accordance with Internal Revenue Service ("IRS") regulations; and

  . the contract's Annuity Commencement Date must not occur near the end of the Annuitant's life expectancy.

CONTRACTS NOT OWNED BY AN INDIVIDUAL -- NO TAX DEFERRAL AND LOSS OF INTEREST DEDUCTION. As a general rule, the Code does not treat a contract that is owned by an entity (rather than an individual) as an annuity contract for federal income tax purposes. The entity owning the contract pays tax each year on the annual increase in Contract Value over the annual purchase payments applied to the contract. Contracts issued to a corporation or a trust are examples of contracts where the owner is currently taxed on the contract's earnings.

There are several exceptions to this rule. For example, the Code treats a contract as owned by an individual if the nominal owner is a trust or other entity that holds the contract as an agent for an individual. However, this exception does not apply in the case of any employer that owns a contract to provide non-qualified deferred compensation for its employees.

In the case of a contract issued after June 8, 1997 to a taxpayer that is not an individual, or a contract held for the benefit of an entity, the entity will lose its deduction for a portion of its otherwise deductible interest expenses. This disallowance does not apply if the nonnatural owner (entity) is taxable on the annual increase in the Contract Value in excess of the purchase payments made that year. Entities that are considering purchasing the contract, or entities that will benefit from someone else's ownership of a contract, should consult a tax adviser.

INVESTMENTS IN THE SEPARATE ACCOUNT MUST BE DIVERSIFIED. For a contract to be treated as an annuity contract for federal income tax purposes, the investments of the Separate Account must be "adequately diversified." The IRS has issued regulations that prescribe standards for determining whether the investments of the Separate Account, including the assets of the Total Return Fund in which the Separate Account invests, are adequately diversified. If the Separate Account fails to comply with these diversification standards, the owner could be required to pay tax for the year of such failure on the untaxed income accumulated in the contract and for each subsequent year on that year's income under the contract.

Although we do not control the investments of all of the Total Return Fund, we expect that the Total Return Fund will comply with the IRS regulations so that the Separate Account will be considered "adequately diversified."

AGE AT WHICH INCOME PAYMENTS MUST BEGIN. Federal income tax rules do not expressly identify a particular age by which Income Payments must begin. However, those rules do require that an annuity contract provide for amortization, through Income Payments of the contract's purchase payments paid and earnings. We believe that these rules are satisfied by providing guaranteed annuity purchase rates in the contract that the owner may exercise at any time. If Income Payments begin or are scheduled to begin at a date that the IRS determines does not satisfy these rules, interest and gains under the contract could be taxable each year as they accrue.

NO GUARANTEES REGARDING TAX TREATMENT. We make no guarantees regarding the tax treatment of any contract or of any transaction involving a contract. However, the remainder of this discussion assumes that your contract will be treated as an annuity contract for federal income tax purposes and that the tax law will not impose tax on any increase in your Contract Value until there is a distribution from your contract.

PARTIAL WITHDRAWALS AND FULL SURRENDER. A partial withdrawal occurs when you receive less than the total amount of the contract's Surrender Value. In the case of a partial withdrawal, you will pay tax on the amount you receive to the extent your Contract Value before the partial surrender exceeds your "investment in the contract." (This term is explained below.) This income (and all other income from your contract) is ordinary income. The Code imposes a higher rate of tax on ordinary income than it does on capital gains.

A full surrender occurs when you receive the total amount of the contract's Surrender Value. In the case of a full surrender, you will pay tax on the amount you receive to the extent it exceeds your "investment in the contract."

Your "investment in the contract" generally equals the total of your purchase payments under the contract, reduced by any amounts you previously received from the contract that you did not include in your income.

It is possible that certain additional amounts could be included in the gain under your contract for purposes of determining the tax treatment of withdrawals, e.g., amounts attributable to the Guaranteed Payment Floor.

ASSIGNMENTS AND PLEDGES. The Code treats any assignment or pledge of (or agreement to assign or pledge) all or a portion of your Contract Value as a partial withdrawal or a full surrender, as the case may be.

GIFTING A CONTRACT. If you transfer ownership of your contract -- without receiving full and adequate consideration -- to a person other than your spouse (or to your former spouse incident to divorce), you will pay tax on your Contract Value to the extent it exceeds your "investment in the contract" (as defined above). In such a case, the new owner's "investment in the contract" will be increased to reflect the amount included in your income.

TAXATION OF INCOME PAYMENTS. The Code imposes tax on a portion of each Income Payment (at ordinary income tax rates) and treats a portion as a nontaxable return of your "investment in the contract." We will notify you annually of the taxable amount of your Income Payment.

Pursuant to the Code, you will pay tax on the full amount of your Income Payments once you have recovered the total amount of the "investment in the contract." If Income Payments cease because of the death of the Annuitant(s) and before the total amount of the investment in the contract has been recovered, the unrecovered amount generally will be deductible.

TAXATION OF DEATH BENEFIT. We may distribute amounts from your contract because of the death of an owner, a joint owner, or if an owner is a non-natural entity, an Annuitant. The tax treatment of these amounts depends on whether the owner, or

Annuitant (or joint owner or Joint Annuitant, if applicable) dies before or after the Annuity Commencement Date.

Taxation of Death Benefit if Paid Before the Annuity Commencement Date:

  . The death benefit is taxed to the designated beneficiary in the same manner as an Income Payment would have been taxed to the owner if received under an Optional Payment Plan.

  . If not received under an Optional Payment Plan, the death benefit is taxed to the designated beneficiary in the same manner as a surrender or a partial withdrawal would have been taxed to the owner, depending on the manner in which the death benefit is paid.

Taxation of Death Benefit if Paid On or After the Annuity Commencement Date:

  . The death benefit is includible in income to the extent it exceeds the unrecovered "investment in the contract," provided the death benefit is received in accordance with the existing Optional Payment Plan. All Income Payments in excess of the unrecovered "investment in the contract" are includible in income.

The tax law imposes tax on a death benefit proceeds received in a lump sum to the extent that it exceeds the unrecovered "investment in the contract" at the time of payment.

PENALTY TAXES PAYABLE ON SURRENDER, PARTIAL WITHDRAWALS OR INCOME PAYMENTS. The Code may impose a penalty tax equal to 10% of the amount of any payment from your contract that is included in your gross income. The Code does not impose the 10% penalty tax if one of several exceptions applies. These exceptions include partial withdrawals, surrender or Income Payments that:

  .  you receive on or after you reach age 59 1/2;

  .  you receive because you became disabled (as defined in the tax law);

  .  are received on or after the death of an owner; or

  . you receive as a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the taxpayer or the joint lives of the taxpayer and his designated beneficiary; or

  . the beneficiary receives on or after the death of the Owner (or the Annuitant, if the Owner is not a natural person).


MEDICARE TAX. Beginning in 2013, distributions from Non-Qualified Contracts will be considered "investment income" for purposes of the newly enacted Medicare tax on investment income. Thus, in certain circumstances, a 3.8% tax may be applied to some or all of the taxable portion of distributions (e.g. earnings) to individuals whose income exceeds certain threshold amounts ($200,000 for filing single, $250,000 for married filing jointly and $125,000 for married filing separately.) Please consult a tax adviser for more information.


SPECIAL RULES IF YOU OWN MORE THAN ONE CONTRACT. In certain circumstances, you may have to combine some or all of the Non-Qualified Contracts you own in order to determine the amount of an Income Payment, surrender, or a partial withdrawal that you must include in income. For example:

  . if you purchase a contract described by this prospectus and also purchase at approximately the same time an immediate annuity, the IRS may treat the two contracts as one contract;

  . if you purchase two or more deferred annuity contracts from the same life insurance company (or its affiliates) during any calendar year, the Code treats all such contracts as one contract for certain purposes.

The effects of these rules are not clear. However, these rules could affect:

  . the amount of a surrender, a partial withdrawal or an Income Payment that you must include in income; and

  .  the amount that might be subject to a penalty tax.

SECTION 1035 EXCHANGES

Under Section 1035 of the Code, the exchange of one annuity contract (or a life insurance contract) for another annuity contract generally is not taxed (unless cash is distributed). To qualify as a nontaxable exchange however, certain conditions must be satisfied, e.g., the obligee(s) under the new annuity contract must be the same obligee(s) as under the original contract. We do not permit an owner to partially exchange this contract for another annuity contract.

If this contract has been purchased in whole or part by exchanging part of a life insurance or annuity contract, certain subsequent transactions may cause the IRS to retrospectively treat the partial Section 1035 exchange as taxable. We intend to administer the contract without regard to the partially exchanged funding contract and disclaim any responsibility for monitoring events that could cause the IRS to examine the completed partial Section 1035 exchange. We do not intend to inform another insurance company of any transaction involving this contract or, except when required by IRS forms or regulations, to report any such transaction. Owners contemplating any transaction, involving this contract or a partially exchanged contract funding this contract, within twelve months of a partial Section 1035 exchange are strongly advised to consult a tax adviser.

Upon death of a non-spousal joint owner, the contract provides the surviving joint owner with the option of using the proceeds of this contract to purchase a separate annuity contract with terms and values that are substantially similar to those of this contract. Exercise of this option will not qualify as a tax-free exchange under Section 1035.


Beginning in 2010, the owner may exchange the contract under Section 1035 of the Code for a long-term care contract. We believe that the provisions of the Pension Protection Act of 2006 establishing annuity to long-term care Section 1035 exchanges would permit the owner to exchange a portion of the contract to pay the annual or other periodic premium for a long-term care contract issued by us or another insurance company. The IRS has not issued any guidance on such transactions or on the allocation of basis that would be required to effect them. It is possible that the IRS could take a narrow view of the 2006 legislation and treat partial Section 1035 exchanges to pay long-term care premiums as taxable withdrawals from the contract. Currently, we do not permit an owner to partially exchange this contract to purchase a long-term care contract or pay long-term care premiums. If all or a portion of the contract is used to purchase long-term care insurance in a Section 1035 exchange, the amount so used representing income on the contract would not be tax-deductible as a medical expense and the amount so used representing investment in the contract may not be tax-deductible as a medical expense. Any owner contemplating the use of the contract to fund long-term care insurance or long-term care expenses should consult a tax adviser.


QUALIFIED RETIREMENT PLANS

We also designed the contracts for use in connection with certain types of retirement plans that receive favorable treatment under the Code. Contracts issued to or in connection with retirement plans that receive special tax treatment are called "Qualified Contracts." We may not offer all of the types of Qualified Contracts described herein in the future. Prospective purchasers should contact our Home Office for information on the availability of Qualified Contracts at any given time.

The federal income tax rules applicable to qualified retirement plans are complex and varied. As a result, this prospectus makes no attempt to provide more than general information about use of the contract with the various types of qualified retirement plans and individual retirement arrangements. Persons intending to use the contract in connection with a qualified retirement plan should obtain advice from a tax adviser.

The contract includes attributes such as tax deferral on accumulated earnings. Qualified retirement plans provide their own tax deferral benefit. The purchase of this contract as an investment of a qualified retirement plan does not provide additional tax deferral benefits beyond those provided in the qualified retirement plan. If you are purchasing this contract as a Qualified Contract, you should consider purchasing this contract for its death benefit, income benefit and other non-tax benefits. Please consult a tax adviser for information specific to your circumstances in order to determine whether this contract is an appropriate investment for you.

TYPES OF QUALIFIED CONTRACTS. The types of Qualified Contracts currently being offered include:

  . Traditional Individual Retirement Accounts (IRAs) permit individuals to make annual contributions of up to the lesser of a specified dollar amount for the year or the amount of compensation includible in the individual's gross income for the year. Certain employers may establish Simplified Employee Pensions (SEPs), which have higher contribution limits, on behalf of their employees. The Internal Revenue Service has not reviewed the contract for qualification as an IRA, and has not addressed in a ruling of general applicability whether death benefits such as those in the contract comport with IRA qualification requirements.

  . Roth IRAs. Section 408A of the Code permits certain eligible individuals to make non-deductible contributions to a Roth IRA. Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% IRS penalty tax may apply to distributions made: (1) before age 591/2 (subject to certain exceptions); or (2) during the five taxable years starting with the year in which the first contribution is made to any Roth IRA. A 10% IRS penalty tax may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made.

  . Traditional individual retirement accounts and Roth individual retirement accounts have the same contribution limits and tax treatment of distributions as the corresponding type of individual retirement annuity, discussed above. The contract may be owned by the custodian or trustee of an individual retirement account established for the benefit of the Annuitant. Only the owner, acting through its authorized representative(s), may exercise contract rights. When held by an individual retirement account, the contract is not issued as an individual retirement annuity or administered as such by us. Annuitants must look to the custodian or trustee, as contract owner, for satisfaction of their rights to benefits under the terms of the individual retirement account.

  . Corporate pension and profit-sharing plans under Section 401(a) of the Code allow corporate employers to establish various types of retirement plans for employees, and self-employed individuals to establish qualified plans ("H.R. 10 or Keough plans") for themselves and their employees.



TERMS OF QUALIFIED RETIREMENT PLANS AND QUALIFIED CONTRACTS. The terms of a qualified retirement plan may affect your rights under a Qualified Contract. When issued in connection with a qualified retirement plan, we will amend a contract as generally necessary to conform to the requirements of the type of plan. However, the rights of any person to any benefits under qualified retirement plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the contract. In addition, we are not bound by the terms and conditions of qualified retirement plans to the extent such terms and conditions contradict the contract, unless we consent.

EMPLOYER QUALIFIED PLANS. Qualified plans sponsored by an employer or employee organization are governed by the provisions of the Code and the Employee Retirement Income Security Act, as amended ("ERISA"). ERISA is administered primarily by the U.S. Department of Labor. The Code and ERISA include requirements that various features be contained in an employer qualified plan with respect to: participation; vesting and funding; nondiscrimination; limits on contributions and benefits; distributions; penalties; duties of fiduciaries; prohibited transactions; withholding; and reporting and disclosure.

In the case of certain qualified plans, if a participant is married at the time benefits become payable, unless the participant elects otherwise with written consent of the spouse, the benefits must be paid in the form of a qualified joint and survivor annuity. A qualified joint and survivor annuity is an annuity payable for the life of the participant with a survivor annuity for the life of the spouse in an amount that is not less than one-half of the amount payable to the participant during his or her lifetime. In addition, a married participant's beneficiary must be the spouse, unless the spouse consents in writing to the designation of a different beneficiary.

There are specific Code and ERISA rules that apply to loans from qualified plans. Employer plans may have additional restrictions. Partial withdrawals permitted under this contract may not qualify as a qualified plan loan. There are specific Code rules that apply to death benefits under qualified plans, to which those features under this contract may be subject.

If this contract is purchased as an investment of a qualified plan, the owner will be either an employee benefit trust or the plan sponsor. Plan participants and beneficiaries will have no ownership rights in the contract. Only the owner, acting through its authorized representative(s) may exercise contract rights. Participants and beneficiaries must look to the plan fiduciaries for satisfaction of their rights to benefits under the terms of the qualified plan.

Where a contract is purchased by an employer-qualified plan, we assume no responsibility regarding whether the contract's terms and benefits are consistent with the requirements of the Code and ERISA. It is the responsibility of the employer, plan trustee, plan administrator and/or plan fiduciary to satisfy the requirements of the Code and ERISA applicable to the qualified plan. This prospectus does not provide detailed tax or ERISA information. Various tax disadvantages, including penalties, may result from actions that conflict with requirements of the Code or ERISA, and the regulations pertaining to those laws. federal tax laws and ERISA are continually under review by Congress. Any changes in the laws or in the regulations pertaining to the laws may affect the tax treatment of amounts contributed to employer qualified plans and the fiduciary actions required by ERISA.

GUARANTEED FLOOR. Distributions from qualified contracts generally must satisfy certain required "minimum distribution rules." It is unclear whether variable Income Payments subject to the Guaranteed Floor feature will satisfy these rules. As a result, the availability of such payments could cause the disqualification of a qualified contract, which could result in increased taxes to the owner. We reserve the right to limit the availability of such payments, or to modify such payments, as necessary to preclude any such disqualification. In addition, the Guaranteed Floor feature, could increase the amount of the minimum required distribution that must be taken from your contract.


IRAS AND ROTH IRAS. The Code permits individuals to make annual contributions to IRAs of up to the lesser of a specified dollar amount for the year or the amount of compensation includible in the individual's gross income for the year. The contributions may be deductible in whole or in part, depending on the individual's income. The code also permits certain eligible individuals to make non-deductible contributions to a Roth IRA in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA is generally subject to tax. A special rule permits taxation of Roth IRA conversions made during the 2010 tax year to be split between 2011 and 2012. You should consult a tax adviser before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years.


THE INTERNAL REVENUE SERVICE HAS NOT REVIEWED THE CONTRACT FOR QUALIFICATION AS AN IRA, AND HAS NOT ADDRESSED IN A RULING OF GENERAL APPLICABILITY WHETHER A DEATH BENEFIT PROVISION SUCH AS THE PROVISION IN THIS CONTRACT COMPORTS WITH IRA QUALIFICATIONS REQUIREMENTS. WE MAY, HOWEVER, ENDORSE THE CONTRACT TO SATISFY THE IRA OR ROTH IRA QUALIFICATION RULES AND SUBMIT THE ENDORSED CONTRACT TO THE IRS FOR APPROVAL AS TO FORM. IF YOU PURCHASE THE CONTRACT WITH SUCH AN ENDORSEMENT, THE ACCOMPANYING DISCLOSURE STATEMENT WILL INDICATE THE STATUS OF THE CONTRACT'S APPROVAL UNDER THE IRS IRA PROTOTYPE PROGRAM.

You will be the owner of a contract issued as an IRA or Roth IRA, and will be responsible for exercising your rights as owner in accordance with applicable tax rules, including limitations for contributions and distributions. The contract may also be held in an IRA custodial account or trust as an investment. In that event the custodian or trustee, with your cooperation, is responsible for satisfaction of the IRA qualification requirements. We have no responsibility beyond that pertaining to nonqualified contracts for contracts held in an IRA account or trust.

THE DEATH BENEFIT AND QUALIFIED CONTRACTS. Pursuant to IRS regulations, IRAs may not invest in life insurance contracts. We do not believe that these regulations prohibit the death benefit from being provided under the contracts when we issue the contracts as Traditional IRAs, Roth IRAs or SEPs. However, the law is unclear and it is possible that the presence of the death benefit under a contract issued as Traditional IRA, Roth IRA or SEP could disqualify a contract and result in increased taxes to the owner.

It is also possible that the death benefit could be characterized as an incidental death benefit. If the death benefit were so characterized, this could result in currently taxable income to purchasers. In addition, there are limitations on the amount of incidental death benefits that may be provided under qualified plans. Even if the death benefit under the contract were characterized as an incidental death benefit, it is unlikely to violate those limits unless the purchaser also purchases a life insurance contract in connection with such plan.


TREATMENT OF QUALIFIED CONTRACTS COMPARED WITH NON-QUALIFIED
CONTRACTS. Although some of the federal income tax rules are the same for both Qualified and Non-Qualified Contracts, many of the rules are different. For example:

  . the Code generally does not impose tax on the earnings under either Qualified or Non-Qualified Contracts until the earnings are distributed;

  . the Code does not limit the amount of purchase payments and the time at which premium payments can be made under Non-Qualified Contracts. However, the Code does limit both the amount and frequency of purchase payments made to Qualified Contracts;

  . the Code does not allow a deduction for purchase payments made for Non-Qualified Contracts, but sometimes allows a deduction or exclusion from income for purchase payments made to a Qualified Contract;


  . Under most qualified retirement plans, the owner must begin receiving payments from the contract in certain minimum amounts by a certain date, generally April 1 of the calendar year following the calendar year in which the owner attains age 70 1/2 for Traditional IRAs and SEPs and April 1 of the calendar year following the later of the calendar year in which the employee (except for a 5 percent owner) retires or attains age 70 1/2 for other Qualified Contracts. The actuarial value of certain benefit guarantees, such as guaranteed withdrawal benefits, and certain death benefits may be included with the contract's cash value in determining the required minimum distribution amount. The presence of such living benefits and death benefits may require the owner to withdraw a larger amount each year than would be required based only on the contract value. We are required to annually determine and report to the owner the fair market value for traditional individual retirement annuities while the owner is alive. This computation is based in part on future economic performance and conditions and is made under the guidance of our actuarial department in accordance with income tax regulations and guidelines published by the Society of Actuaries. Due to the uncertainties inherent to producing this number, we cannot warrant its accuracy. Therefore, it is possible that, using different assumptions, the amount required to be withdrawn would be more or less than the amount we report to you as the required minimum distribution. Roth IRAs do not require any distributions during the owner's lifetime. The death benefit under your contract and certain other benefits provided by the living benefit riders may increase the amount of the minimum required distribution that must be taken from your contract. Pursuant to special legislation, required minimum distributions for the 2009 tax year generally were not required, and 2009 distributions that otherwise would have been required may be eligible for rollover. Required minimum distributions must be taken under the usual tax rules for the 2010 and subsequent tax years.


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



The federal income tax rules applicable to qualified retirement plans and Qualified Contracts vary with the type of plan and contract. For example, federal tax rules limit the amount of purchase payments that can be made, and the tax deduction or exclusion that may be allowed for the purchase payments. These limits vary depending on the type of qualified retirement plan and the circumstances of the plan participant, e.g., the participant's compensation.

Under most qualified retirement plans, the participant must begin receiving payments from the contract in certain minimum amounts by a certain date, generally April 1 of the calendar year following the calendar year in which the owner attains age 70 1/2 for Traditional IRAs and SEPs and for other Qualified Contracts, and April 1 of the calendar year following the later of the calendar year in which the Owner attains age 70 1/2 or the calendar year in which the employee (except for a 5 percent owner) retires. Roth IRAs do not require any distributions during the owner's lifetime. The death benefit under your contract may increase the amount of the minimum required distribution that must be taken from your contract.

When distributions are to be made for married participants under certain qualified contracts, the form of distribution may have to be a qualified joint and survivor annuity. The form of distribution can be altered only with receipt of consent of the spouse and the Annuitant.

AMOUNTS RECEIVED UNDER QUALIFIED CONTRACTS. Federal income tax rules generally include distributions from a Qualified Contract in your income as ordinary income. Purchase payments that are deductible or excludible from income do not create "investment in the contract." Thus, under many Qualified Contracts there will be no "investment in the contract" and you include the total amount you receive in your income. There are exceptions. For example, you do not include amounts received from a Roth IRA (or a Roth 401(k)) if certain conditions are satisfied. In addition, failure to comply with the minimum distribution rules applicable to certain qualified retirement plans will result in the imposition of an excise tax. This excise tax generally equals 50% of the amount by which a minimum required distribution exceeds the actual distribution from the qualified retirement plan.

FEDERAL PENALTY TAXES PAYABLE ON DISTRIBUTIONS. The Code may impose a penalty tax equal to 10% of the amount of any payment from your Qualified Contract that is includible in your income. The Code does not impose the penalty tax if one of several exceptions apply. The exceptions vary depending on the type of Qualified Contract you purchase. For example, in the case of an IRA, exceptions provide that the penalty tax does not apply to a partial withdrawal, surrender, or Income Payment:

  .  received on or after the owner reaches age 59 1/2;

  . received on or after the owner's death or because of the owner's disability (as defined in the tax law);

  . received as a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the taxpayer; or

  . to the extent it does not exceed the amount allowable as a deduction to the Owner, amounts paid for medical care.

These exceptions, as well as certain others not described here, generally apply to taxable distributions from other qualified retirement plans. However, the specific requirements of the exceptions may vary.


MOVING MONEY FROM ONE QUALIFIED CONTRACT OR QUALIFIED RETIREMENT PLAN TO ANOTHER. ROLLOVERS AND TRANSFERS: In many circumstances you may move money between Qualified Contracts and qualified retirement plans by means of a rollover or a transfer. Recent legislation has expanded these rollover options, including permitting a direct rollover of your after-tax contributions in certain circumstances. Special rules apply to such rollovers and transfers. If you do not follow the applicable rules, you may suffer adverse federal income tax consequences, including paying taxes which you might not otherwise have had to pay. You should always consult a qualified tax adviser before you move or attempt to move assets between any Qualified Contract or plan and another Qualified Contract or plan.


DIRECT ROLLOVERS: The direct rollover rules apply to certain payments (called "eligible rollover distributions") from Section 401(a) plans, Section 403(b) plans, H.R. 10 plans, and Qualified Contracts used in connection with these types of plans. The direct rollover rules do not apply to distributions from IRAs. The direct rollover rules require federal income tax equal to 20% of the taxable portion of an eligible rollover distribution to be withheld from the amount of the distribution, unless the owner elects to have the amount directly transferred to certain Qualified Contracts or plans. Certain restrictions apply to the ability to rollover any after-tax amounts.

Prior to receiving an eligible rollover distribution from us, we will provide you with a notice explaining these requirements and the procedure for avoiding 20% withholding by electing a direct rollover.

FEDERAL INCOME TAX WITHHOLDING

We will withhold and remit to the IRS a part of the taxable portion of each distribution made under a contract unless the distributee notifies us at or before the time of the distribution that he or she elects not to have any amounts withheld. In certain circumstances, federal income tax rules may require us to withhold tax. At the time you request a partial withdrawal or full surrender, or Income Payment, we will send you forms that explain the withholding requirements.

STATE INCOME TAX WITHHOLDING

If required by the law of your state, we will also withhold state income tax from the taxable portion of each distribution made under the contract, unless you make an available election to avoid withholding. If permitted under state law, we will honor your request for voluntary state withholding.

TAX STATUS OF THE COMPANY

Under existing federal income tax laws, we do not pay tax on investment income and realized capital gains of the Separate Account. We do not anticipate that we will incur any federal income tax liability on the income and gains earned by the Separate Account. We, therefore, do not impose a charge for federal income taxes. If federal income tax law changes and we must pay tax on some or all of the income and gains earned by the Separate Account, we may impose a charge against the Separate Account to pay the taxes.

FEDERAL ESTATE TAXES

While no attempt is being made to discuss the federal estate tax implications of the contract, a purchaser should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor for more information.

GENERATION-SKIPPING TRANSFER TAX

Under certain circumstances, the Code may impose a "generation-skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the owner. Regulations issued under the Code may require us to deduct the tax from your contract, or from any applicable payment, and pay it directly to the IRS.


ESTATE, GIFT AND GENERATION-SKIPPING TRANSFER TAXES IN 2010. In 2001, Congress enacted the Economic Growth and Tax Relief Reconciliation Act of 2001 ("EGTRRA"), which eliminated the estate tax (but not the gift tax) and replaced it with a carryover basis income tax regime for estates of decedents dying in 2010, and also eliminated the generation- skipping transfer tax for transfers made in 2010. Beginning in 2011, however, EGTRRA allowed the estate, gift and generation-skipping transfer taxes to return to their pre-EGTRRA form. Moreover, it is possible that Congress may enact legislation reinstating the estate and generation-skipping transfer taxes for 2010, possibly on a retroactive basis. The uncertainty as to future estate, gift and generation-skipping transfer taxes underscores the importance of seeking guidance from a qualified adviser to help ensure that your estate plan adequately addresses your needs and that of your beneficiaries under all possible scenarios.


ANNUITY PURCHASES BY RESIDENTS OF PUERTO RICO


The IRS has announced that income received by residents of Puerto Rico under life insurance or annuity contracts issued by a Puerto Rico branch of a United States life insurance company is U.S.-source income that is generally subject to United States federal income tax.


ANNUITY PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS

The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S. state, and foreign taxation with respect to an annuity contract purchase.

FOREIGN TAX CREDITS

We may benefit from any foreign tax credits attributable to taxes paid by certain funds to foreign jurisdictions to the extent permitted under federal law.

CHANGES IN THE LAW

This discussion is based on the Code, IRS regulations, and interpretations existing on the date of this prospectus. Congress, the IRS, and the courts may modify these authorities, however, sometimes retroactively.

REQUESTING PAYMENTS

To request a payment, you must provide us with notice in a form satisfactory to us. We will ordinarily pay any partial withdrawal or full surrender proceeds from the Separate Account within seven days after receipt at our Home Office of a request in good order. We also will ordinarily make payment of lump sum death benefit proceeds from the Separate Account within seven days from the receipt of due proof of death and all required forms. We will determine payment amount as of the end of the Valuation Period during which our Home Office receives the payment request or due proof of death and all required forms.

In most cases, when we pay death benefit proceeds in a lump sum, we will pay these proceeds either:

   (1) to your designated beneficiary directly in the form of a check; or

   (2) by establishing an interest bearing draft account, called the "Secure Access Account," for the designated beneficiary, in the amount of the death benefit.


When establishing the Secure Access Account we will send the designated beneficiary a draft account book within seven days after we receive all the required documents, and the designated beneficiary will have immediate access to the account simply by writing a draft for all or any part of the amount of the death benefit payment. Any interest credited to amounts in the Secure Access Account is currently taxable to the designated beneficiary.


The Secure Access Account is part of our General Account. It is not a bank account and it is not insured by the FDIC or any other government agency. As part of our General Account, it is subject to the claims of our creditors. We receive a benefit from all amounts left in the Secure Access Account.

If we do not receive instructions from the designated beneficiary with regard to the form of death benefit payment, we will automatically establish the Secure Access Account for proceeds of $10,000 or more, unless state law requires a positive election. The Secure Access Account is not available in all states.

We will delay making a payment from the Subaccount or applying Subaccount value to a payment plan if:

   (1) the disposal or valuation of the Subaccount is not reasonably practicable because:

       . the SEC declares that an emergency exists (due to the emergency the disposal or valuation of the Separate Account's assets is not reasonably practicable);

       . the New York Stock Exchange is closed for other than a regular holiday or weekend;

       .  trading is restricted by the SEC; or

   (2) the SEC, by order, permits postponement of payment to protect our owners.

If mandated under applicable law, we may be required to reject a purchase payment and/or block an owner's account and thereby refuse any requests for transfers, partial withdrawals, surrender, or death benefit until instructions are received from the appropriate regulators. We also may be required to provide additional information about you or your account to government regulators.

SALES OF THE CONTRACT

We have entered into an underwriting agreement with Capital Brokerage Corporation (doing business in Indiana as Genworth Financial Brokerage Corporation) (collectively, "Capital Brokerage Corporation") for the distribution and sale of the contracts. Pursuant to this agreement, Capital Brokerage Corporation serves as principal underwriter for the contracts, offering them on a continuous basis. Capital Brokerage Corporation is located at 6620 West Broad Street, Building 2, Richmond, Virginia 23230.


Capital Brokerage Corporation was organized as a corporation under the laws of the state of Washington in 1981 and is an affiliate of ours. Capital Brokerage Corporation is registered as a broker-dealer with the SEC under the Securities Exchange Act of 1934, as well as with the securities commissions in the states in which it operates, and is a member of the Financial Industry Regulatory Authority, Inc. ("FINRA").

Capital Brokerage Corporation offers the contracts through its registered representatives who are registered with FINRA and with the states in which they do business. More information about Capital Brokerage Corporation and the registered representatives is available at http://www.finra.org or by calling
800.289.9999. You also can obtain an investor brochure from FINRA describing its Public Disclosure Program. Registered representatives with Capital Brokerage Corporation are also licensed as insurance agents in the states in which they do business and are appointed by the Company.


Capital Brokerage Corporation also enters into selling agreements with an affiliated broker-dealer and unaffiliated broker-dealers to sell the contracts. The registered representatives of these selling firms are registered with FINRA and with the states in which they do business, are licensed as insurance agents in the states in which they do business and are appointed with us.

We currently do not pay compensation for the promotion and sale of the contracts, however, we reserve the right to do so in the future.

No commissions have been paid to Capital Brokerage Corporation for the sale of the contracts. In 2009, 2008 and 2007, no underwriting commissions were paid to Capital Brokerage Corporation. Although neither we nor Capital Brokerage Corporation anticipate discontinuing the offering of the contracts, we do reserve the right to discontinue offering the contracts at any time.


ADDITIONAL INFORMATION

OWNER QUESTIONS

The obligations to owners under the contracts are ours. Please direct your questions and concerns to us at our Home Office.

RETURN PRIVILEGE

Within 10 days after you receive the contract (or such longer period as may be required by applicable law), you may cancel it for any reason by delivering or mailing it postage prepaid to:

                  Genworth Life and Annuity Insurance Company
                             Annuity New Business
                            6610 West Broad Street
                           Richmond, Virginia 23230

If you cancel your contract, it will be void. Unless state law requires otherwise, the amount of the refund you receive will equal your Contract Value as of the Valuation Day our Home Office receives the returned contract PLUS any adjustments required by applicable law or regulation as of the date we receive the contract. If state law requires that we return your purchase payments, the amount of the refund will equal the purchase payments made less any partial withdrawals you have previously taken. In certain states you may have more than 10 days to return the contract for a refund.

STATE REGULATION

As a life insurance company organized and operated under the laws of the Commonwealth of Virginia, we are subject to provisions governing life insurers and to regulation by the Virginia Commissioner of Insurance.

Our books and accounts are subject to review and examination by the State Corporation Commission of the Commonwealth of Virginia at all times. That Commission conducts a full examination of our operations at least every five years.

EVIDENCE OF DEATH, AGE, GENDER OR SURVIVAL

We may require proof of the age, gender, death or survival of any person or persons before acting on any applicable contract provision.

RECORDS AND REPORTS

As presently required by the 1940 Act and applicable regulations, we are responsible for maintaining all records and accounts relating to the Separate Account. At least once each year, we will send you a report showing information about your contract for the period covered by the report. The report will show the total Contract Value and a breakdown of the assets in the Subaccount. The report also will show purchase payments and charges made during the statement period. We also will send you an annual and a semi-annual report for the Total Return Fund, as required by the 1940 Act. In addition, you will receive a written confirmation when you make purchase payments or take partial withdrawals.

OTHER INFORMATION


We have filed a Registration Statement with the SEC, under the Securities Act of 1933, as amended, for the contracts being offered by this prospectus. This prospectus does not contain all the information in the Registration Statement, its amendments and exhibits. Please refer to the Registration Statement for further information about the Separate Account, the Company, and the contracts offered. Statements in this prospectus about the content of contracts and other legal instruments are summaries. For the complete text of those contracts and instruments, please refer to those documents as filed with the SEC and available on the SEC's website at http://www.sec.gov. (This uniform resource locator (URL) is an inactive textual reference only and is not intended to incorporate the SEC website into this prospectus.)

EXEMPTION TO FILE PERIODIC REPORTS

The Company does not intend to file periodic reports required under the Securities Exchange Act of 1934 in reliance on the exemption provided by Rule 12h-7 thereunder.


LEGAL PROCEEDINGS

We face a significant risk of litigation and regulatory investigations and actions in the ordinary course of operating our businesses, including the risk of class action lawsuits. Our pending legal and regulatory actions include proceedings specific to us and others generally applicable to business practices in the industries in which we operate. In our insurance operations, we are, have been, or may become subject to class actions and individual suits alleging, among other things, issues relating to sales or underwriting practices, payment of contingent or other sales commissions, claims payments and procedures, product design, product disclosure, administration, additional premium charges for premiums paid on a periodic basis, denial or delay of benefits, charging excessive or impermissible fees on products, recommending unsuitable products to customers and breaching fiduciary or other duties to customers. Plaintiffs in class action and other lawsuits against us may seek very large or indeterminate amounts, including punitive and treble damages, which may remain unknown for substantial periods of time. In our investment-related operations, we are subject to litigation involving commercial disputes with counterparties. We are also subject to litigation arising out of our general business activities such as our contractual and employment relationships. We are also subject to various regulatory inquiries, such as information requests, subpoenas, books and record examinations and market conduct and financial examinations, from state and federal regulators and other authorities. A substantial legal liability or a significant regulatory action against us could have an adverse effect on our business, financial condition and results of operations. Moreover, even if we ultimately prevail in the litigation, regulatory action or investigation, we could suffer significant reputational harm, which could have an adverse effect on our business, financial condition and results of operations.

We cannot ensure that the current investigations and proceedings will not have a material adverse effect on our business, financial condition or results of operations. In addition, it is possible that related investigations and proceedings may be commenced in the future, and we could become subject to further investigations and have lawsuits filed against us. In addition, increased regulatory scrutiny and any resulting investigations or proceedings could result in new legal precedents and industry-wide regulations or practices that could adversely affect our business, financial condition and results of operations.


The Company shall, and may through insurance coverage, indemnify any directors or officers who are a party to any proceeding by reason of the fact that he or she was or is a director or officer of the Company against any liability incurred by him or her in connection with such proceeding unless he or she engaged in willful misconduct or a knowing violation of the criminal law or any federal or state securities law. Such indemnification covers all judgments, settlements, penalties, fines and reasonable expenses incurred with respect to such proceeding. If the person involved is not a director or officer of the Company, the board of directors may cause the Company to indemnify, or contract to indemnify, to the same extent allowed for its directors and officers, such person who was, is or may become a party to any proceeding, by reason of the fact that he or she is or was an employee or agent of the Company, or is or was serving at the request of the Company as a director, officer, employee or agent of another corporation, partnership, joint venture, trust, employee benefit plan or other enterprise.


Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the depositor pursuant to the foregoing provisions, or otherwise, the depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the depositor of expenses incurred or paid by a director, officer or controlling person of the depositor in successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the depositor will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Capital Brokerage Corporation is not in any pending or threatened lawsuits that are reasonably likely to have a material adverse impact on us or on the Separate Account.

Although it is not anticipated that these developments will have an adverse impact on us, the Separate Account, or on the ability of Capital Brokerage Corporation to perform under its principal underwriting agreement, there can be no assurance at this time.

       TABLE OF CONTENTS

       STATEMENT OF ADDITIONAL INFORMATION
                                                                    PAGE
       THE COMPANY................................................. B-3

       THE SEPARATE ACCOUNT........................................ B-3

       THE CONTRACTS............................................... B-3
          Net Investment Factor.................................... B-3

       TERMINATION OF PARTICIPATION AGREEMENT...................... B-4

       CALCULATION OF PERFORMANCE DATA............................. B-4
          Subaccount Investing in the Total Return Fund............ B-4

       TAX MATTERS................................................. B-5
          Taxation of Genworth Life and Annuity Insurance Company.. B-5
          IRS Required Distributions............................... B-5

       GENERAL PROVISIONS.......................................... B-5
          Using the Contracts as Collateral........................ B-5
          The Beneficiary.......................................... B-6
          Non-Participating........................................ B-6
          Misstatement of Age or Gender............................ B-6
          Incontestability......................................... B-6
          Statement of Values...................................... B-6
          Trust as Owner or Beneficiary............................ B-6
          Written Notice........................................... B-6

       LEGAL DEVELOPMENTS REGARDING EMPLOYMENT-RELATED BENEFIT
         PLANS..................................................... B-6

       REGULATION OF GENWORTH LIFE AND ANNUITY INSURANCE COMPANY... B-6

       EXPERTS..................................................... B-6

       FINANCIAL STATEMENTS........................................ B-6

                  Genworth Life and Annuity Insurance Company
                            6610 West Broad Street
                           Richmond, Virginia 23230

A Statement of Additional Information containing more detailed information about the contract and the Separate Account is available free by writing us at the address below or by calling 800.352.9910.

Genworth Life and Annuity Insurance Company
Annuity New Business
6610 West Broad Street
Richmond, Virginia 23230

Please mail a copy of the Statement of Additional Information for the Separate Account, Form P1165 4/05 (MyClearCourse(R)) to:

Name ___________________________________________________________________________

Address ________________________________________________________________________
                                          Street

________________________________________________________________________________
         City               State                                     Zip

Signature of Requestor _________________________________________________________

                    STATEMENT OF ADDITIONAL INFORMATION FOR
   FLEXIBLE PURCHASE PAYMENT VARIABLE INCOME WITH GUARANTEED MINIMUM INCOME
                   IMMEDIATE AND DEFERRED ANNUITY CONTRACTS

                                FORM P1165 4/05
                            ENDORSEMENT P5322 1/06

                                  ISSUED BY:
GENWORTH LIFE AND ANNUITY INSURANCE COMPANY GENWORTH LIFE & ANNUITY VA SEPARATE
                                   ACCOUNT 2
                            6610 WEST BROAD STREET
                           RICHMOND, VIRGINIA 23230
                        TELEPHONE NUMBER: 800.352.9910

--------------------------------------------------------------------------------


This Statement of Additional Information is not a prospectus. It should be read in conjunction with the prospectus, dated April 30, 2010, for the Flexible Purchase Payment Variable Income with Guaranteed Minimum Income Immediate and Deferred Annuity Contracts issued by Genworth Life and Annuity Insurance Company through its Genworth Life & Annuity VA Separate Account 2. The terms used in the current prospectus for the Flexible Purchase Payment Variable Income with Guaranteed Minimum Income Immediate and Deferred Annuity Contracts are incorporated into this Statement of Additional Information.


For a free copy of the prospectus:

Call:      800.352.9910

Or write:  Genworth Life and Annuity Insurance Company
           6610 West Broad Street
           Richmond, Virginia 23230

Or visit:  www.genworth.com

Or:        contact your financial representative


The date of this Statement of Additional Information is April 30, 2010.

TABLE OF CONTENTS

 THE COMPANY............................................................... B-3

 THE SEPARATE ACCOUNT...................................................... B-3

 THE CONTRACTS............................................................. B-3
    Net Investment Factor.................................................. B-3

 TERMINATION OF PARTICIPATION AGREEMENT.................................... B-4

 CALCULATION OF PERFORMANCE DATA........................................... B-4
    Subaccount Investing in the Total Return Fund.......................... B-4

 TAX MATTERS............................................................... B-5
    Taxation of Genworth Life and Annuity Insurance Company................ B-5
    IRS Required Distributions............................................. B-5

 GENERAL PROVISIONS........................................................ B-5
    Using the Contracts as Collateral...................................... B-5
    The Beneficiary........................................................ B-6
    Non-Participating...................................................... B-6
    Misstatement of Age or Gender.......................................... B-6
    Incontestability....................................................... B-6
    Statement of Values.................................................... B-6
    Trust as Owner or Beneficiary.......................................... B-6
    Written Notice......................................................... B-6

 LEGAL DEVELOPMENTS REGARDING EMPLOYMENT-RELATED BENEFIT PLANS............. B-6

 REGULATION OF GENWORTH LIFE AND ANNUITY INSURANCE COMPANY................. B-6

 EXPERTS................................................................... B-6

 FINANCIAL STATEMENTS...................................................... B-6

THE COMPANY

We are a stock life insurance company operating under a charter granted by the Commonwealth of Virginia on March 21, 1871 as The Life Insurance Company of Virginia. An affiliate of our former ultimate parent company acquired us on April 1, 1996 and ultimately contributed the majority of the outstanding common stock to Genworth Life Insurance Company ("GLIC").

On May 31, 2004, we became a direct, wholly-owned subsidiary of GLIC while remaining an indirect, wholly-owned subsidiary of Genworth Financial, Inc. ("Genworth"). Until March 12, 2007, our preferred shares were owned by an affiliate, Brookfield Life Assurance Company Limited. On March 12, 2007, we redeemed the remaining outstanding preferred shares for par value of $110.0 million and paid $2.5 million in dividends on the redeemed preferred shares. On April 30, 2007, the issued shares of preferred stock were retired.

Our principal offices are located at 6610 West Broad Street, Richmond, Virginia 23230.


On January 1, 2007, Federal Home Life Insurance Company ("FHL") and First Colony Life Insurance Company ("FCL") merged with and into the Company. The Company was the surviving entity. FHL and FCL were both stock life insurance companies operating under charter granted by the Commonwealth of Virginia and both were affiliates of the Company. We received regulatory approval from the State Corporation Commission, Bureau of Insurance, of the Commonwealth of Virginia for these mergers. The accompanying financial information for the Company has been presented as if the mergers had been effective for all periods and were accounted for as a pooling of interests for entities under common control, as the Company, FHL and FCL were all wholly-owned subsidiaries of Genworth.

Upon consummation of the FHL and FCL mergers, the Company transferred its ownership of American Mayflower Life Insurance Company of New York ("AML"), formerly a wholly-owned subsidiary of FCL, to Genworth Life Insurance Company of New York ("GLICNY"), an affiliate, in exchange for a non-majority ownership interest in GLICNY. AML merged into GLICNY, with GLICNY being the surviving entity.

We are one of a number of subsidiaries of Genworth, a leading financial security company dedicated to providing insurance, wealth management, investment management and financial solutions to more than 15 million customers, with a presence in more than 25 countries. We have two operating segments: (1) Protection and (2) Retirement Income, formerly known as Retirement Income and Institutional.


  . PROTECTION. We offer customers term and universal life insurance, and Medicare supplement insurance.


  . RETIREMENT INCOME. We offer customers a variety of wealth accumulation and income distribution products. Wealth accumulation and income distribution products principally include fixed and variable deferred and immediate individual annuities and group variable annuities offered through retirement plans. We discontinued offering variable life on and after May 1, 2008.

We also have Corporate and Other activities, which include unallocated corporate income and expenses and the results of non-strategic products that are managed outside of our operating segments. Our non-strategic products include our institutional and corporate-owned life insurance products. Institutional products consist of funding agreements, funding agreements backing notes ("FABNs") and guaranteed investment contracts ("GICs").

We do business in all states, except New York, the District of Columbia and Bermuda.

We are subject to regulation by the State Corporation Commission of the Commonwealth of Virginia. We file an annual statement with the Virginia Commissioner of Insurance on or before March 1 of each year covering our operations and reporting on our financial condition as of December 31 of the preceding year. Periodically, the Commissioner of Insurance examines our liabilities and reserves and those of the Variable Account and assesses their adequacy, and a full examination of our operations is conducted by the State Corporation Commission, Bureau of Insurance, of the Commonwealth of Virginia at least every five years.


We are also subject to the insurance laws and regulation of other states within which we are licensed to operate.

THE SEPARATE ACCOUNT

In accordance with the Board Resolution establishing the Separate Account, such Separate Account will be divided into one or more Subaccounts, each of which shall invest in the shares of a designated mutual fund portfolio, unit investment trust, managed separate account and/or other portfolios (the "Eligible Portfolios"), and net premiums under the contracts shall be allocated to one or more Subaccounts which will invest in the Eligible Portfolios set forth in the contracts in accordance with the instructions received from contract owners.

THE CONTRACTS

Net Investment Factor

The net investment factor measures investment performance of the Subaccount during a Valuation Period. The Subaccount has its own net investment factor for a Valuation Period. The net investment factor of a Subaccount available under a contract for a Valuation Period is (a) divided by (b) MINUS (c) where:

   (a) is the result of:

      (1) the value of the net assets of the Subaccount at the end of the preceding Valuation Period; PLUS

      (2) the investment income and capital gains, realized or unrealized, credited to the net assets of the Subaccount during the Valuation Period for which the net investment factor is being determined; MINUS

      (3) the capital losses, realized or unrealized, charged against those assets during the Valuation Period; MINUS

      (4) any amount charged against the Subaccount for taxes (this includes any amount we set aside during the Valuation Period as a provision for taxes attributable to the operation or maintenance of the Subaccount); and

   (b) is the value of the net assets of the Subaccount at the end of the preceding Valuation Period; and

   (c) is a factor for the Valuation Period representing the mortality and expense risk charge.

We will value the assets in the Separate Account at their fair market value in accordance with generally accepted accounting practices and applicable laws.

TERMINATION OF PARTICIPATION AGREEMENT

The participation agreement pursuant to which the GE Investments Funds, Inc. -- Total Return Fund ("Total Return Fund") sells its shares to the Separate Account contains a provision regarding the circumstances in which the Agreement may be terminated.

GE INVESTMENTS FUNDS, INC. This agreement may be terminated at the option of any party upon one-hundred eighty (180) days' advance written notice to the other parties, unless a shorter time is agreed to by the parties.

CALCULATION OF PERFORMANCE DATA


From time to time, we may disclose total return, yield, and other performance data for the Subaccount investing in the Total Return Fund. Such performance data will be computed, or accompanied by performance data computed, in accordance with the standards defined by the SEC and FINRA.


The calculations of yield, total return, and other performance data do not reflect the effect of any premium tax that may be applicable to a particular contract. Premium taxes currently range from 0% to 3.5% of premium payments and are generally based on the rules of the state in which you reside.

Subaccount Investing in the Total Return Fund

STANDARDIZED TOTAL RETURN. Sales literature or advertisements may quote total return, including average annual total return for the Subaccount for various periods of time including 1 year, 5 years and 10 years, or from inception if any of those periods are not available.

Average annual total return for a period represents the average annual compounded rate of return that would equate an initial investment of $1,000 under a contract to the redemption value of that investment as of the last day of the period. The ending date for each period for which total return quotations are provided will be for the most recent practicable, considering the type and media of the communication, and will be stated in the communication.

For periods that begin before the contract was available, performance data will be based on the performance of the Total Return Fund, adjusted for the level of the Separate Account and contract charges currently in effect. Average annual total return will be calculated using Subaccount unit values as described below:

   (1) We calculate unit value for each Valuation Period based on the performance of the Subaccount investing in the Total Return Fund (after deductions for the Total Return Fund's expenses, and the mortality and expense risk fees).

   (2) Standardized total return does not reflect the deduction of any premium taxes.

   (3) Standardized total return will then be calculated according to the following formula:

       TR = (ERV/P)/1/N/ - 1

       where:

TR   =   the average annual total return for the
         period.
ERV  =   the ending redeemable value (reflecting
         deductions as described above) of the
         hypothetical investment at the end of the
         period.
P    =   a hypothetical single investment of $1,000.
N    =   the duration of the period (in years).

The Total Return Fund has provided the price information used to calculate the historical performance of the Subaccount. We have no reason to doubt the accuracy of the figures provided by the Total Return Fund. We have not independently verified such information.

We may disclose cumulative total return in conjunction with the standard format described above. The cumulative total return will be calculated using the following formula:

CTR = (ERV/P) - 1

where:

        CTR  =   the cumulative total return for the period.
        ERV  =   the ending redeemable value (reflecting deductions as
                 described above) of the hypothetical investment at the
                 end of the period.
        P    =   a hypothetical single investment of $1,000.

Other non-standardized quotations of Subaccount performance may also be used in sales literature. Such quotations will be accompanied by a description of how they were calculated. We will accompany any non-standardized quotations of Subaccount performance with standardized performance quotations.

TAX MATTERS

Taxation of Genworth Life and Annuity Insurance Company

We do not expect to incur any federal income tax liability attributable to investment income or capital gains retained as part of the reserves under the contracts. (See the "Tax Matters" section of the prospectus.) Based upon these expectations, no charge is being made currently to the Separate Account for federal income taxes. Such a charge may be made in future years if we believe that we may incur federal income taxes. This might become necessary if the tax treatment of the Company is ultimately determined to be other than what we currently believe it to be, if there are changes made in the federal income tax treatment of annuities at the corporate level, or if there is a change in our tax status. In the event that we should incur federal income taxes attributable to investment income or capital gains retained as part of the reserves under the contracts, the Contract Value would be correspondingly adjusted by any provision or charge for such taxes.

We may also incur state and local taxes (in addition to premium taxes) in several states. At present, these taxes, with the exception of premium taxes, are not significant. If there is a material change in applicable state or local tax laws causing an increase in taxes other than premium taxes (for which we may currently impose a charge), charges for such taxes attributable to the Separate Account may also be made.

IRS Required Distributions

In order to be treated as an annuity contract for federal income tax purposes,
Section 72(s) of the Code requires any Non-Qualified contract to provide that:

   (a) if any owner dies on or after the Annuity Commencement Date but prior to the time the entire interest in the contract has been distributed, the remaining portion of such interest will be distributed at least as rapidly as under the method of distribution being used as of the date of that owner's death; and

   (b) if any owner dies prior to the Annuity Commencement Date, the entire interest in the contract will be distributed:

      (1) within five years after the date of that owner's death, or

      (2) as Income Payments which will begin within one year of that owner's death and which will be made over the life of the owner's "designated beneficiary" or over a period not extending beyond the life expectancy of that beneficiary.

The "designated beneficiary" generally is the person who will be treated as the sole owner of the contract following the death of the owner, joint owner or, in certain circumstances, the Annuitant or Joint Annuitant. However, if the "designated beneficiary" is the surviving spouse of the decedent, these distribution rules will not apply until the surviving spouse's death (and this spousal exception will not again be available). If any owner is not an individual, the death of the Annuitant will be treated as the death of an owner for purposes of these rules.

The Non-Qualified contracts contain provisions which are intended to comply with the requirements of Section 72(s) of the Code, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the requirements of Section 72(s) when clarified by regulation or otherwise.

Other rules apply to Qualified Contracts.

GENERAL PROVISIONS

Using the Contracts as Collateral

A Non-Qualified Contract can be assigned as collateral security. We must be notified in writing if a contract is assigned. Any payment made before the assignment is recorded at our Home Office will not be affected. We are not responsible for the validity of an assignment. Your rights and the rights of a beneficiary may be affected by an assignment. The basic benefits of a Non-Qualified Contract are assignable. Additional benefits added by rider may or may not be available and/or eligible for assignment. See the "Tax Matters" provision of the prospectus.

The basic benefits of a Non-Qualified Contract are assignable. Additional benefits added by rider may or may not be available/eligible for assignments.

A Qualified Contract may not be sold, assigned, transferred, discounted, pledged or otherwise transferred except under such conditions as may be allowed under applicable law.

The Beneficiary

You may select one or more primary and contingent beneficiaries during your lifetime upon application or by filing a written request with our Home Office. Each change of beneficiary revokes any previous designation.

Non-Participating

The contract is non-participating. No dividends are payable.

Incontestability

We will not contest the contract.

Statement of Values

At least once each year, we will send you a statement of values within 30 days after each report date. The statement will show Contract Value, purchase payments and other financial transactions made by you during the report period.

Trust as Owner or Beneficiary

If a trust is named as the owner or beneficiary of this contract and subsequently exercises ownership rights or claims benefits hereunder, we will have no obligation to verify that a trust is in effect or that the trustee is acting within the scope of his/her authority. Payment of contract benefits to the trustee shall release us from all obligations under the contract to the extent of the payment. When we make a payment to the trustee, we will have no obligation to ensure that such payment is applied according to the terms of the trust agreement.

Written Notice

Any written notice should be sent to us at our Home Office at 6610 West Broad Street, Richmond, Virginia 23230. The contract number and each Annuitant's full name must be included.

We will send all notices to the owner at the last known address on file with us.

LEGAL DEVELOPMENTS REGARDING EMPLOYMENT-RELATED BENEFIT PLANS

On July 6, 1983, the Supreme Court held in Arizona Governing Committee for Tax Deferred Annuity v. Norris, 463 U.S. 1073 (1983), that optional annuity benefits provided under an employee's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women on the basis of gender. The contract contains guaranteed annuity purchase rates for certain optional payment plans that distinguish between men and women. Accordingly, employers and employee organizations should consider, in consultation with legal counsel, the impact of Norris, and Title VII generally, on any employment-related insurance or benefit program for which a contract may be purchased.

REGULATION OF GENWORTH LIFE AND ANNUITY INSURANCE COMPANY


Besides federal securities laws and Virginia insurance law, we are subject to the insurance laws and regulations of other states within which we are licensed to operate. Generally, the Insurance Department of any other state applies the laws of the state of domicile in determining permissible investments. Presently, we are licensed to do business in the District of Columbia, Bermuda, and all states, except New York.


EXPERTS


The consolidated financial statements and financial statement schedules of Genworth Life and Annuity Insurance Company and subsidiaries as of December 31, 2009 and 2008, and for each of the years in the three-year period ended December 31, 2009, and the financial statements of the Separate Account as of December 31, 2009 and for the periods indicated, have been included herein and in the registration statement in reliance upon the reports of KPMG LLP, independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing. Our reports on the consolidated financial statements and financial statement schedules of Genworth Life and Annuity Insurance Company and subsidiaries dated April 13, 2010 refer to a change in the method of accounting for other-than-temporary impairments in 2009.

The business address for KPMG LLP is 1021 East Cary Street, Suite 2000, Richmond, Virginia 23219.


FINANCIAL STATEMENTS

The Statement of Additional Information contains the consolidated financial statements of the Company and its subsidiaries (collectively referred to in this paragraph as the "Company") and financial statements of the Separate Account. You should distinguish the consolidated financial statements of the Company from the financial statements of the Separate Account. Please consider the consolidated financial statements of the Company only as bearing on our ability to meet our obligations under the contracts. You should not consider the consolidated financial statements of the Company as affecting the investment performance of the assets held in the Separate Account.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 2

                             FINANCIAL STATEMENTS

                         YEAR ENDED DECEMBER 31, 2009

     (WITH INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM'S REPORT THEREON)

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 2

                               Table of Contents

                               December 31, 2008

                                                        PAGE
                                                        ----
Independent Registered Public Accounting Firm's Report.  F-1

Statements of Assets and Liabilities...................  F-3

Statements of Operations............................... F-11

Statements of Changes in Net Assets.................... F-19

Notes to Financial Statements.......................... F-34

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Contract Owners
Genworth Life & Annuity VA Separate Account 2 and
The Board of Directors
Genworth Life and Annuity Insurance Company:

   We have audited the accompanying statements of assets and liabilities of Genworth Life & Annuity VA Separate Account 2 (the Account) (comprising the AIM Variable Insurance Funds -- AIM V.I. Basic Value Fund -- Series II shares, AIM V.I. Core Equity Fund -- Series I shares, AIM V.I. International Growth Fund -- Series II shares; AllianceBernstein Variable Products Series Fund, Inc. -- AllianceBernstein Balanced Wealth Strategy Portfolio -- Class B, AllianceBernstein Global Thematic Growth Portfolio -- Class B, AllianceBernstein Growth and Income Portfolio -- Class B, AllianceBernstein International Value Portfolio -- Class B, AllianceBernstein Large Cap Growth Portfolio -- Class B, AllianceBernstein Small Cap Growth Portfolio -- Class B; American Century Variable Portfolios II, Inc. -- VP Inflation Protection Fund -- Class II; BlackRock Variable Series Funds, Inc. -- BlackRock Basic Value V.I. Fund -- Class III Shares, BlackRock Global Allocation V.I. Fund -- Class III Shares, BlackRock Large Cap Growth V.I. Fund -- Class III Shares, BlackRock Value Opportunities V.I. Fund -- Class III Shares; Columbia Funds Variable Insurance Trust I -- Columbia Marsico Growth Fund, Variable Series -- Class A, Columbia Marsico International Opportunities Fund, Variable Series -- Class B; Eaton Vance Variable Trust -- VT Floating-Rate Income Fund, VT Worldwide Health Sciences Fund; Evergreen Variable Annuity Trust -- Evergreen VA Omega Fund -- Class 2; Federated Insurance Series -- Federated High Income Bond Fund II -- Service Shares, Federated Kaufmann Fund II -- Service Shares; Fidelity(R) Variable Insurance Products Fund -- VIP Balanced Portfolio -- Service Class 2, VIP Contrafund(R) Portfolio -- Service Class 2, VIP Dynamic Capital Appreciation Portfolio -- Service Class 2, VIP Equity-Income Portfolio -- Service Class 2, VIP Growth & Income Portfolio -- Service Class 2, VIP Growth Portfolio -- Service Class 2, VIP Investment Grade Bond Portfolio -- Service Class 2, VIP Mid Cap Portfolio -- Service Class 2, VIP Value Strategies Portfolio -- Service Class 2; Franklin Templeton Variable Insurance Products Trust -- Franklin Income Securities Fund -- Class 2 Shares, Franklin Templeton VIP Founding Funds Allocation Fund -- Class 2 Shares, Mutual Shares Securities Fund -- Class 2 Shares, Templeton Growth Securities Fund -- Class 2 Shares; GE Investments Funds, Inc. -- Core Value Equity Fund -- Class 1 Shares, Income Fund -- Class 1 Shares, Mid-Cap Equity Fund -- Class 1 Shares, Money Market Fund, Real Estate Securities Fund -- Class 1 Shares, S&P 500(R) Index Fund, Small-Cap Equity Fund -- Class 1 Shares, Total Return Fund -- Class 3 Shares, U.S. Equity Fund -- Class 1 Shares; Genworth Variable Insurance Trust -- Genworth 40/60 Index Allocation Fund -- Service Shares, Genworth 60/40 Index Allocation Fund -- Service Shares, Genworth Calamos Growth Fund -- Service Shares, Genworth Columbia Mid Cap Value Fund -- Service Shares, Genworth Davis NY Venture Fund -- Service Shares, Genworth Eaton Vance Large Cap Value Fund -- Service Shares, Genworth Goldman Sachs Enhanced Core Bond Index Fund -- Service Shares, Genworth Growth Allocation Fund -- Service Shares, Genworth Legg Mason ClearBridge Aggressive Growth Fund -- Service Shares, Genworth Moderate Allocation Fund -- Service Shares, Genworth PIMCO StocksPLUS Fund -- Service Shares, Genworth Putnam International Capital Opportunities Fund -- Service Shares, Genworth Thornburg International Value Fund -- Service Shares; Janus Aspen Series -- Balanced Portfolio -- Service Shares, Forty Portfolio -- Service Shares; Legg Mason Partners Variable Equity Trust -- Legg Mason ClearBridge Variable Aggressive Growth Portfolio -- Class II, Legg Mason ClearBridge Variable Equity Income Builder Portfolio -- Class II, Legg Mason ClearBridge Variable Fundamental Value Portfolio -- Class I; MFS(R) Variable Insurance Trust -- MFS(R) Investors Trust Series -- Service Class Shares, MFS(R) Total Return Series -- Service Class Shares, MFS(R) Utilities Series -- Service Class Shares; Oppenheimer Variable Account Funds -- Oppenheimer Balanced Fund/VA -- Service Shares, Oppenheimer Capital Appreciation Fund/VA -- Service Shares, Oppenheimer Global Securities Fund/VA -- Service Shares, Oppenheimer Main Street Fund/VA -- Service Shares, Oppenheimer Main Street Small Cap Fund/VA -- Service Shares; PIMCO Variable Insurance Trust -- All Asset Portfolio -- Advisor Class Shares, High Yield Portfolio -- Administrative Class Shares, Long-Term U.S. Government Portfolio -- Administrative Class Shares, Low Duration Portfolio -- Administrative Class Shares, Total Return Portfolio -- Administrative Class Shares; The Prudential Series Fund -- Jennison 20/20 Focus Portfolio -- Class II Shares, Jennison Portfolio -- Class II Shares, Natural Resources Portfolio -- Class II Shares; The Universal Institutional Funds, Inc. -- Equity and Income Portfolio -- Class II Shares; Van Kampen Life Investment Trust -- Comstock Portfolio -- Class II Shares) as of December 31, 2009, the related statements of operations for the year or lesser period then ended, the statements of changes in net assets for each of the years or lesser periods in the two year period then ended, and the financial highlights for each of the years or lesser periods in the four year period then ended. These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

   We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatements. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2009, by correspondence with the underlying mutual funds or their transfer agent. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

   In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the portfolios constituting Genworth Life & Annuity VA Separate Account 2 as of December 31, 2009, the results of their operations for the year or lesser period then ended, the changes in their net assets for each of the years or lesser periods in the two year period then ended, and the financial highlights for each of the years or lesser periods in the four year period then ended, in conformity with U.S. generally accepted accounting principles.

/s/ KPMG LLP

Richmond, Virginia
April 6, 2010

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 2

                     Statements of Assets and Liabilities

                               December 31, 2009

                                           AIM VARIABLE INSURANCE FUNDS
                                         -------------------------------- -----------------
                                         AIM V.I.  AIM V.I.   AIM V.I.
                                           BASIC     CORE   INTERNATIONAL ALLIANCEBERNSTEIN
                                           VALUE    EQUITY     GROWTH      BALANCED WEALTH
                                          FUND --  FUND --     FUND --        STRATEGY
                            CONSOLIDATED SERIES II SERIES I   SERIES II     PORTFOLIO --
                               TOTAL      SHARES    SHARES     SHARES          CLASS B
                            ------------ --------- -------- ------------- -----------------
ASSETS:
Investments at fair
 value (note 2)............ $336,290,575  18,325   120,250    3,952,584       2,049,569
Dividend receivable........      125,782      --        --           --              --
Receivable for units sold..    1,645,597      --        --        6,828              --
                            ------------  ------   -------    ---------       ---------
      Total assets.........  338,061,954  18,325   120,250    3,959,412       2,049,569
                            ------------  ------   -------    ---------       ---------
LIABILITIES:
Accrued expenses payable
 to affiliate (note 4).....       15,392       1         6          162              88
Payable for units
 withdrawn.................        5,795      --         1           --               1
                            ------------  ------   -------    ---------       ---------
      Total liabilities....       21,187       1         7          162              89
                            ------------  ------   -------    ---------       ---------
Net assets attributable
 to:
   Variable annuity
     contract owners in
     the accumulation
     period................  315,649,673  18,324   120,243    3,782,472       2,034,218
   Variable annuity
     contract owners in
     the annuitization
     period................   22,365,208      --        --      176,778          15,262
   Genworth Life and
     Annuity (note 4)......       25,886      --        --           --              --
                            ------------  ------   -------    ---------       ---------
      Net assets........... $338,040,767  18,324   120,243    3,959,250       2,049,480
                            ============  ======   =======    =========       =========
Investments in
 securities at cost........ $340,095,398  28,141   118,167    3,946,127       2,183,121
                            ============  ======   =======    =========       =========
Shares outstanding.........                3,080     4,825      154,217         193,721
                                          ======   =======    =========       =========

                                      ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
                            ------------------------------------------------------------------------------------------

                            ALLIANCEBERNSTEIN ALLIANCEBERNSTEIN ALLIANCEBERNSTEIN ALLIANCEBERNSTEIN ALLIANCEBERNSTEIN
                             GLOBAL THEMATIC     GROWTH AND       INTERNATIONAL       LARGE CAP         SMALL CAP
                                 GROWTH            INCOME             VALUE            GROWTH            GROWTH
                              PORTFOLIO --      PORTFOLIO --      PORTFOLIO --      PORTFOLIO --      PORTFOLIO --
                                 CLASS B           CLASS B           CLASS B           CLASS B           CLASS B
                            ----------------- ----------------- ----------------- ----------------- -----------------
ASSETS:
Investments at fair
 value (note 2)............      38,185            56,461           5,003,171          158,949           74,552
Dividend receivable........          --                --                  --               --               --
Receivable for units sold..          --                --              10,763               --               --
                                 ------            ------           ---------          -------           ------
      Total assets.........      38,185            56,461           5,013,934          158,949           74,552
                                 ------            ------           ---------          -------           ------
LIABILITIES:
Accrued expenses payable
 to affiliate (note 4).....           2                 2                 211                5                3
Payable for units
 withdrawn.................           2                --                  --               --                1
                                 ------            ------           ---------          -------           ------
      Total liabilities....           4                 2                 211                5                4
                                 ------            ------           ---------          -------           ------
Net assets attributable
 to:
   Variable annuity
     contract owners in
     the accumulation
     period................      38,181            56,459           4,779,011          158,944           74,548
   Variable annuity
     contract owners in
     the annuitization
     period................          --                --             234,712               --               --
   Genworth Life and
     Annuity (note 4)......          --                --                  --               --               --
                                 ------            ------           ---------          -------           ------
      Net assets...........      38,181            56,459           5,013,723          158,944           74,548
                                 ======            ======           =========          =======           ======
Investments in
 securities at cost........      33,802            71,402           5,324,150          156,837           70,038
                                 ======            ======           =========          =======           ======
Shares outstanding.........       2,337             3,744             344,097            6,430            6,388
                                 ======            ======           =========          =======           ======

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 2

                               December 31, 2009

                              AMERICAN CENTURY
                                  VARIABLE
                             PORTFOLIOS II, INC.         BLACKROCK VARIABLE SERIES FUNDS, INC.
                             ------------------- -----------------------------------------------------
                                                                  BLACKROCK
                                                                    GLOBAL    BLACKROCK    BLACKROCK
                                                    BLACKROCK     ALLOCATION  LARGE CAP      VALUE
                                VP INFLATION     BASIC VALUE V.I.    V.I.    GROWTH V.I. OPPORTUNITIES
                                 PROTECTION          FUND --       FUND --     FUND --   V.I. FUND --
                                   FUND --          CLASS III     CLASS III   CLASS III    CLASS III
                                  CLASS II            SHARES        SHARES     SHARES       SHARES
                             ------------------- ---------------- ---------- ----------- -------------
ASSETS:
Investments at fair
 value (note 2).............     $9,598,916          300,389      62,383,278   20,594       134,715
Dividend receivable.........         22,045               --              --       --            --
Receivable for units sold...         17,020               --         156,176       --            --
                                 ----------          -------      ----------   ------       -------
      Total assets..........      9,637,981          300,389      62,539,454   20,594       134,715
                                 ----------          -------      ----------   ------       -------
LIABILITIES:
Accrued expenses payable
 to affiliate (note 4)......            403               12           3,140        1             5
Payable for units
 withdrawn..................             --              498              --       --             1
                                 ----------          -------      ----------   ------       -------
      Total liabilities.....            403              510           3,140        1             6
                                 ----------          -------      ----------   ------       -------
Net assets attributable
 to:
   Variable annuity
    contract owners in
    the accumulation
    period..................      9,171,165          299,879      53,470,675   20,593       134,709
   Variable annuity
    contract owners in
    the annuitization
    period..................        466,413               --       9,065,639       --            --
   Genworth Life and
    Annuity (note 4)........             --               --              --       --            --
                                 ----------          -------      ----------   ------       -------
      Net assets............     $9,637,578          299,879      62,536,314   20,593       134,709
                                 ==========          =======      ==========   ======       =======
Investments in
 securities at cost.........     $9,365,832          332,624      62,551,395   27,620       124,383
                                 ==========          =======      ==========   ======       =======
Shares outstanding..........        894,587           28,047       4,648,530    2,184        11,869
                                 ==========          =======      ==========   ======       =======

                               COLUMBIA FUNDS VARIABLE                                  EVERGREEN VARIABLE
                                  INSURANCE TRUST I        EATON VANCE VARIABLE TRUST     ANNUITY TRUST
                             --------------------------- ------------------------------ ------------------
                                             COLUMBIA
                               COLUMBIA      MARSICO
                               MARSICO    INTERNATIONAL
                             GROWTH FUND, OPPORTUNITIES
                               VARIABLE   FUND, VARIABLE                  VT WORLDWIDE      EVERGREEN
                              SERIES --     SERIES --    VT FLOATING-RATE    HEALTH          VA OMEGA
                               CLASS A       CLASS B       INCOME FUND    SCIENCES FUND  FUND -- CLASS 2
                             ------------ -------------- ---------------- ------------- ------------------
ASSETS:
Investments at fair
 value (note 2).............   523,692      2,898,633       3,267,662        64,989           8,960
Dividend receivable.........        --             --          11,910            --              --
Receivable for units sold...        --          6,895           3,137            --              --
                               -------      ---------       ---------        ------           -----
      Total assets..........   523,692      2,905,528       3,282,709        64,989           8,960
                               -------      ---------       ---------        ------           -----
LIABILITIES:
Accrued expenses payable
 to affiliate (note 4)......        21            119             136             2              --
Payable for units
 withdrawn..................       756             --              --            --               1
                               -------      ---------       ---------        ------           -----
      Total liabilities.....       777            119             136             2               1
                               -------      ---------       ---------        ------           -----
Net assets attributable
 to:
   Variable annuity
    contract owners in
    the accumulation
    period..................   522,915      2,788,589       3,164,005        64,987           8,959
   Variable annuity
    contract owners in
    the annuitization
    period..................        --        116,820         118,568            --              --
   Genworth Life and
    Annuity (note 4)........        --             --              --            --              --
                               -------      ---------       ---------        ------           -----
      Net assets............   522,915      2,905,409       3,282,573        64,987           8,959
                               =======      =========       =========        ======           =====
Investments in
 securities at cost.........   527,593      3,073,872       3,167,139        69,562           8,751
                               =======      =========       =========        ======           =====
Shares outstanding..........    30,969        204,850         361,068         6,328             444
                               =======      =========       =========        ======           =====

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 2

                               December 31, 2009

                               FEDERATED INSURANCE SERIES
                              ----------------------------- ------------------------

                                                               VIP          VIP
                              FEDERATED HIGH   FEDERATED     BALANCED  CONTRAFUND(R)
                               INCOME BOND      KAUFMANN    PORTFOLIO  PORTFOLIO --
                                FUND II --     FUND II --   -- SERVICE    SERVICE
                              SERVICE SHARES SERVICE SHARES  CLASS 2      CLASS 2
                              -------------- -------------- ---------- -------------
ASSETS:
Investments at fair
  value (note 2).............    $78,260       2,220,032    2,463,082    1,589,129
Dividend receivable..........         --              --           --           --
Receivable for units sold....         --           4,254           --           --
                                 -------       ---------    ---------    ---------
       Total assets..........     78,260       2,224,286    2,463,082    1,589,129
                                 -------       ---------    ---------    ---------
LIABILITIES:
Accrued expenses payable
  to affiliate (note 4)......          3              94          111           60
Payable for units
  withdrawn..................          1              --          898            1
                                 -------       ---------    ---------    ---------
       Total liabilities.....          4              94        1,009           61
                                 -------       ---------    ---------    ---------
Net assets attributable
  to:
   Variable annuity
     contract owners in
     the accumulation
     period..................     78,256       2,104,740    2,325,054    1,589,068
   Variable annuity
     contract owners in
     the annuitization
     period..................         --         119,452      137,019           --
   Genworth Life and
     Annuity (note 4)........         --              --           --           --
                                 -------       ---------    ---------    ---------
       Net assets............    $78,256       2,224,192    2,462,073    1,589,068
                                 =======       =========    =========    =========
Investments in
  securities at cost.........    $76,751       2,009,379    2,557,300    1,653,830
                                 =======       =========    =========    =========
Shares outstanding...........     11,768         177,461      186,033       78,321
                                 =======       =========    =========    =========

                                   FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND
                              ------------------------------------------------------------------------------
                              VIP DYNAMIC      VIP          VIP                       VIP
                                CAPITAL      EQUITY-      GROWTH &       VIP       INVESTMENT      VIP
                              APPRECIATION    INCOME       INCOME       GROWTH     GRADE BOND    MID CAP
                              PORTFOLIO -- PORTFOLIO -- PORTFOLIO -- PORTFOLIO -- PORTFOLIO -- PORTFOLIO --
                                SERVICE      SERVICE      SERVICE      SERVICE      SERVICE      SERVICE
                                CLASS 2      CLASS 2      CLASS 2      CLASS 2      CLASS 2      CLASS 2
                              ------------ ------------ ------------ ------------ ------------ ------------
ASSETS:
Investments at fair
  value (note 2).............   195,909      187,782       46,059       68,465      741,971      712,756
Dividend receivable..........        --           --           --           --           --           --
Receivable for units sold....        --           --           --           --          220           --
                                -------      -------       ------       ------      -------      -------
       Total assets..........   195,909      187,782       46,059       68,465      742,191      712,756
                                -------      -------       ------       ------      -------      -------
LIABILITIES:
Accrued expenses payable
  to affiliate (note 4)......         9            7            1            2           28           29
Payable for units
  withdrawn..................        --            3            1            1           --          203
                                -------      -------       ------       ------      -------      -------
       Total liabilities.....         9           10            2            3           28          232
                                -------      -------       ------       ------      -------      -------
Net assets attributable
  to:
   Variable annuity
     contract owners in
     the accumulation
     period..................   195,900      187,772       46,057       68,462      742,163      712,524
   Variable annuity
     contract owners in
     the annuitization
     period..................        --           --           --           --           --           --
   Genworth Life and
     Annuity (note 4)........        --           --           --           --           --           --
                                -------      -------       ------       ------      -------      -------
       Net assets............   195,900      187,772       46,057       68,462      742,163      712,524
                                =======      =======       ======       ======      =======      =======
Investments in
  securities at cost.........   191,747      201,068       45,471       90,402      761,236      733,467
                                =======      =======       ======       ======      =======      =======
Shares outstanding...........    27,749       11,333        4,226        2,301       60,520       28,397
                                =======      =======       ======       ======      =======      =======

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 2

                               December 31, 2009

                              FIDELITY(R)
                                VARIABLE
                               INSURANCE
                                PRODUCTS
                                  FUND
                              (CONTINUED)         FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
                              ------------ ------------------------------------------------------------------ ----------
                                  VIP
                                 VALUE                     FRANKLIN TEMPLETON                                 CORE VALUE
                               STRATEGIES  FRANKLIN INCOME    VIP FOUNDING    MUTUAL SHARES  TEMPLETON GROWTH   EQUITY
                              PORTFOLIO --   SECURITIES     FUNDS ALLOCATION    SECURITIES      SECURITIES     FUND --
                                SERVICE        FUND --          FUND --          FUND --         FUND --       CLASS 1
                                CLASS 2    CLASS 2 SHARES    CLASS 2 SHARES   CLASS 2 SHARES  CLASS 2 SHARES    SHARES
                              ------------ --------------- ------------------ -------------- ---------------- ----------
ASSETS:
Investments at fair
  value (note 2).............   $150,300     21,374,100        7,354,151        6,533,652        422,640        23,360
Dividend receivable..........         --             --               --               --             --            --
Receivable for units sold....         --             --               --           13,080             --            --
                                --------     ----------        ---------        ---------        -------        ------
       Total assets..........    150,300     21,374,100        7,354,151        6,546,732        422,640        23,360
                                --------     ----------        ---------        ---------        -------        ------
LIABILITIES:
Accrued expenses payable
  to affiliate (note 4)......          5          1,033              367              272             14             1
Payable for units
  withdrawn..................         --          2,124            1,021               --              1            --
                                --------     ----------        ---------        ---------        -------        ------
       Total liabilities.....          5          3,157            1,388              272             15             1
                                --------     ----------        ---------        ---------        -------        ------
Net assets attributable
  to:
   Variable annuity
     contract owners in
     the accumulation
     period..................    150,295     19,682,105        6,898,886        6,250,549        422,625        23,359
   Variable annuity
     contract owners in
     the annuitization
     period..................         --      1,688,838          453,877          295,911             --            --
   Genworth Life and
     Annuity (note 4)........         --             --               --               --             --            --
                                --------     ----------        ---------        ---------        -------        ------
       Net assets............   $150,295     21,370,943        7,352,763        6,546,460        422,625        23,359
                                ========     ==========        =========        =========        =======        ======
Investments in
  securities at cost.........   $167,536     22,462,060        7,933,655        6,216,271        485,142        23,680
                                ========     ==========        =========        =========        =======        ======
Shares outstanding...........     19,344      1,513,746        1,029,993          448,124         40,638         2,905
                                ========     ==========        =========        =========        =======        ======





                                      GE INVESTMENTS FUNDS, INC.
                              -----------------------------------------------------

                                                                       REAL ESTATE
                                                MID-CAP                SECURITIES
                              INCOME FUND -- EQUITY FUND --   MONEY      FUND --
                                 CLASS 1        CLASS 1       MARKET     CLASS 1
                                  SHARES         SHARES        FUND      SHARES
                              -------------- -------------- ---------- -----------
ASSETS:
Investments at fair
  value (note 2).............    151,123         93,430     14,835,015  1,605,825
Dividend receivable..........         --             --             --         --
Receivable for units sold....         --             --             --      2,965
                                 -------         ------     ----------  ---------
       Total assets..........    151,123         93,430     14,835,015  1,608,790
                                 -------         ------     ----------  ---------
LIABILITIES:
Accrued expenses payable
  to affiliate (note 4)......          6              4            586         67
Payable for units
  withdrawn..................          2              3            264         --
                                 -------         ------     ----------  ---------
       Total liabilities.....          8              7            850         67
                                 -------         ------     ----------  ---------
Net assets attributable
  to:
   Variable annuity
     contract owners in
     the accumulation
     period..................    151,115         93,423     14,453,967  1,548,771
   Variable annuity
     contract owners in
     the annuitization
     period..................         --             --        380,198     59,952
   Genworth Life and
     Annuity (note 4)........         --             --             --         --
                                 -------         ------     ----------  ---------
       Net assets............    151,115         93,423     14,834,165  1,608,723
                                 =======         ======     ==========  =========
Investments in
  securities at cost.........    164,558         94,100     14,835,015  1,554,062
                                 =======         ======     ==========  =========
Shares outstanding...........     14,230          6,304     14,835,015    190,942
                                 =======         ======     ==========  =========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 2

                               December 31, 2009

                                    GE INVESTMENTS FUNDS, INC. (CONTINUED)
                              -------------------------------------------------- ----------

                                                                                  GENWORTH
                                                                                   40/60
                                                                                   INDEX
                                           SMALL-CAP    TOTAL RETURN U.S. EQUITY ALLOCATION
                              S&P 500(R) EQUITY FUND --   FUND --      FUND --    FUND --
                                INDEX       CLASS 1       CLASS 3      CLASS 1    SERVICE
                                 FUND        SHARES        SHARES      SHARES      SHARES
                              ---------- -------------- ------------ ----------- ----------
ASSETS:
Investments at fair
  value (note 2)............. $1,013,992    145,370      73,217,525    77,676     127,000
Dividend receivable..........         --         --              --        --          --
Receivable for units sold....         --         --       1,244,140        --          --
                              ----------    -------      ----------    ------     -------
       Total assets..........  1,013,992    145,370      74,461,665    77,676     127,000
                              ----------    -------      ----------    ------     -------
LIABILITIES:
Accrued expenses payable
  to affiliate (note 4)......         41          5           3,651         2           5
Payable for units
  withdrawn..................          1          1              --         1          --
                              ----------    -------      ----------    ------     -------
       Total liabilities.....         42          6           3,651         3           5
                              ----------    -------      ----------    ------     -------
Net assets attributable
  to:
   Variable annuity
     contract owners in
     the accumulation
     period..................  1,013,950    145,364      70,859,578    77,673     111,914
   Variable annuity
     contract owners in
     the annuitization
     period..................         --         --       3,598,436        --          --
   Genworth Life and
     Annuity (note 4)........         --         --              --        --      15,081
                              ----------    -------      ----------    ------     -------
       Net assets............ $1,013,950    145,364      74,458,014    77,673     126,995
                              ==========    =======      ==========    ======     =======
Investments in
  securities at cost......... $  944,890    193,124      77,256,775    77,579     127,338
                              ==========    =======      ==========    ======     =======
Shares outstanding...........     51,160     14,849       4,832,840     2,657      12,632
                              ==========    =======      ==========    ======     =======

                                 GENWORTH VARIABLE INSURANCE TRUST
                              -------------------------------------------------
                                                                     GENWORTH
                               GENWORTH           GENWORTH             EATON
                                60/40    GENWORTH COLUMBIA  GENWORTH   VANCE
                                INDEX    CALAMOS  MID CAP   DAVIS NY LARGE CAP
                              ALLOCATION  GROWTH   VALUE    VENTURE    VALUE
                               FUND --   FUND --  FUND --   FUND --   FUND --
                               SERVICE   SERVICE  SERVICE   SERVICE   SERVICE
                                SHARES    SHARES   SHARES    SHARES   SHARES
                              ---------- -------- --------- -------- ---------
ASSETS:
Investments at fair
  value (note 2).............  587,476   209,216  2,187,119 496,860  5,841,980
Dividend receivable..........       --        --         --      --         --
Receivable for units sold....       --        --      4,208      --     13,599
                               -------   -------  --------- -------  ---------
       Total assets..........  587,476   209,216  2,191,327 496,860  5,855,579
                               -------   -------  --------- -------  ---------
LIABILITIES:
Accrued expenses payable
  to affiliate (note 4)......       27         7         94      19        246
Payable for units
  withdrawn..................       --         1         --      --         --
                               -------   -------  --------- -------  ---------
       Total liabilities.....       27         8         94      19        246
                               -------   -------  --------- -------  ---------
Net assets attributable
  to:
   Variable annuity
     contract owners in
     the accumulation
     period..................  576,849   209,208  2,072,012 496,841  5,561,686
   Variable annuity
     contract owners in
     the annuitization
     period..................       --        --    119,221      --    293,647
   Genworth Life and
     Annuity (note 4)........   10,600        --         --      --         --
                               -------   -------  --------- -------  ---------
       Net assets............  587,449   209,208  2,191,233 496,841  5,855,333
                               =======   =======  ========= =======  =========
Investments in
  securities at cost.........  590,519   202,707  2,000,825 487,126  5,534,754
                               =======   =======  ========= =======  =========
Shares outstanding...........   58,191    21,482    247,409  53,131    662,116
                               =======   =======  ========= =======  =========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 2

                               December 31, 2009




                                                  GENWORTH VARIABLE INSURANCE TRUST (CONTINUED)
                              --------------------------------------------------------------------------------------
                                GENWORTH                GENWORTH                           GENWORTH
                                 GOLDMAN               LEGG MASON                           PUTNAM       GENWORTH
                                  SACHS      GENWORTH  CLEARBRIDGE  GENWORTH   GENWORTH  INTERNATIONAL   THORNBURG
                                ENHANCED      GROWTH   AGGRESSIVE   MODERATE    PIMCO       CAPITAL    INTERNATIONAL
                                CORE BOND   ALLOCATION   GROWTH    ALLOCATION STOCKSPLUS OPPORTUNITIES     VALUE
                              INDEX FUND --  FUND --     FUND --    FUND --    FUND --      FUND --       FUND --
                                 SERVICE     SERVICE     SERVICE    SERVICE    SERVICE      SERVICE       SERVICE
                                 SHARES       SHARES     SHARES      SHARES     SHARES      SHARES        SHARES
                              ------------- ---------- ----------- ---------- ---------- ------------- -------------
ASSETS:
Investments at fair
  value (note 2).............  $5,959,572     89,735    6,830,294   429,220   9,135,948    2,429,273     2,243,976
Dividend receivable..........          --         --           --        --          --           --            --
Receivable for units sold....      10,718         --       15,363        --      21,517        5,429         4,388
                               ----------     ------    ---------   -------   ---------    ---------     ---------
       Total assets..........   5,970,290     89,735    6,845,657   429,220   9,157,465    2,434,702     2,248,364
                               ----------     ------    ---------   -------   ---------    ---------     ---------
LIABILITIES:
Accrued expenses payable
  to affiliate (note 4)......         251          4          290        20         388          102            96
Payable for units
  withdrawn..................          --         --           --        --          --           --            --
                               ----------     ------    ---------   -------   ---------    ---------     ---------
       Total liabilities.....         251          4          290        20         388          102            96
                               ----------     ------    ---------   -------   ---------    ---------     ---------
Net assets attributable
  to:
   Variable annuity
     contract owners in
     the accumulation
     period..................   5,679,593     89,628    6,484,594   429,098   8,685,217    2,317,072     2,130,894
   Variable annuity
     contract owners in
     the annuitization
     period..................     290,446         --      360,773        --     471,860      117,528       117,374
   Genworth Life and
     Annuity (note 4)........          --        103           --       102          --           --            --
                               ----------     ------    ---------   -------   ---------    ---------     ---------
       Net assets............  $5,970,039     89,731    6,845,367   429,200   9,157,077    2,434,600     2,248,268
                               ==========     ======    =========   =======   =========    =========     =========
Investments in
  securities at cost.........  $6,122,919     89,903    6,110,548   439,051   9,482,816    2,418,991     2,059,235
                               ==========     ======    =========   =======   =========    =========     =========
Shares outstanding...........     542,593      8,749      686,138    43,334   1,065,827      260,010       228,979
                               ==========     ======    =========   =======   =========    =========     =========

                                                         LEGG MASON
                                                          PARTNERS
                                                          VARIABLE
                                 JANUS ASPEN SERIES     EQUITY TRUST
                              ------------------------- ------------

                                                         LEGG MASON
                                                        CLEARBRIDGE
                                                          VARIABLE
                                BALANCED      FORTY      AGGRESSIVE
                              PORTFOLIO -- PORTFOLIO --    GROWTH
                                SERVICE      SERVICE    PORTFOLIO --
                                 SHARES       SHARES      CLASS II
                              ------------ ------------ ------------
ASSETS:
Investments at fair
  value (note 2).............  5,406,088    7,298,007      39,868
Dividend receivable..........         --           --          --
Receivable for units sold....         --       15,995          --
                               ---------    ---------      ------
       Total assets..........  5,406,088    7,314,002      39,868
                               ---------    ---------      ------
LIABILITIES:
Accrued expenses payable
  to affiliate (note 4)......        255          309           1
Payable for units
  withdrawn..................         --           --           1
                               ---------    ---------      ------
       Total liabilities.....        255          309           2
                               ---------    ---------      ------
Net assets attributable
  to:
   Variable annuity
     contract owners in
     the accumulation
     period..................  4,592,311    6,957,441      39,866
   Variable annuity
     contract owners in
     the annuitization
     period..................    813,522      356,252          --
   Genworth Life and
     Annuity (note 4)........         --           --          --
                               ---------    ---------      ------
       Net assets............  5,405,833    7,313,693      39,866
                               =========    =========      ======
Investments in
  securities at cost.........  5,459,001    6,965,817      50,757
                               =========    =========      ======
Shares outstanding...........    193,558      220,018       3,069
                               =========    =========      ======

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 2

                               December 31, 2009

                                 LEGG MASON PARTNERS
                                VARIABLE EQUITY TRUST
                                     (CONTINUED)                MFS(R) VARIABLE INSURANCE TRUST
                              ------------------------- ----------------------------------------------- -----------
                               LEGG MASON
                              CLEARBRIDGE   LEGG MASON
                                VARIABLE   CLEARBRIDGE
                                 EQUITY      VARIABLE   MFS(R) INVESTORS MFS(R) TOTAL                   OPPENHEIMER
                                 INCOME    FUNDAMENTAL       TRUST          RETURN     MFS(R) UTILITIES  BALANCED
                                BUILDER       VALUE        SERIES --       SERIES --      SERIES --     FUND/VA --
                              PORTFOLIO -- PORTFOLIO --  SERVICE CLASS   SERVICE CLASS  SERVICE CLASS     SERVICE
                                CLASS II     CLASS I         SHARES         SHARES          SHARES        SHARES
                              ------------ ------------ ---------------- ------------- ---------------- -----------
ASSETS:
Investments at fair
  value (note 2).............   $10,493       36,425         5,318         3,123,979       233,899        554,054
Dividend receivable..........        --           --            --                --            --             --
Receivable for units sold....        --           --            --             2,499            --             --
                                -------       ------         -----         ---------       -------        -------
       Total assets..........    10,493       36,425         5,318         3,126,478       233,899        554,054
                                -------       ------         -----         ---------       -------        -------
LIABILITIES:
Accrued expenses payable
  to affiliate (note 4)......         1            1            --               133            10             28
Payable for units
  withdrawn..................        --           --            --                --             1             --
                                -------       ------         -----         ---------       -------        -------
       Total liabilities.....         1            1            --               133            11             28
                                -------       ------         -----         ---------       -------        -------
Net assets attributable
  to:
   Variable annuity
     contract owners in
     the accumulation
     period..................        --       36,424         5,318         2,946,274       233,888        440,675
   Variable annuity
     contract owners in
     the annuitization
     period..................    10,492           --            --           180,071            --        113,351
   Genworth Life and
     Annuity (note 4)........        --           --            --                --            --             --
                                -------       ------         -----         ---------       -------        -------
       Net assets............   $10,492       36,424         5,318         3,126,345       233,888        554,026
                                =======       ======         =====         =========       =======        =======
Investments in
  securities at cost.........   $10,515       48,449         6,682         3,215,441       250,093        660,883
                                =======       ======         =====         =========       =======        =======
Shares outstanding...........     1,129        2,124           293           180,786        10,327         54,372
                                =======       ======         =====         =========       =======        =======


                                OPPENHEIMER VARIABLE ACCOUNT FUNDS
                              -------------------------------------------------


                              OPPENHEIMER  OPPENHEIMER             OPPENHEIMER
                                CAPITAL      GLOBAL    OPPENHEIMER MAIN STREET
                              APPRECIATION SECURITIES  MAIN STREET  SMALL CAP
                               FUND/VA --  FUND/VA --  FUND/VA --  FUND/VA --
                                SERVICE      SERVICE     SERVICE     SERVICE
                                 SHARES      SHARES      SHARES      SHARES
                              ------------ ----------- ----------- -----------
ASSETS:
Investments at fair
  value (note 2).............   252,087     3,902,856   8,277,770   1,472,557
Dividend receivable..........        --            --          --          --
Receivable for units sold....        --         8,781      20,643       2,967
                                -------     ---------   ---------   ---------
       Total assets..........   252,087     3,911,637   8,298,413   1,475,524
                                -------     ---------   ---------   ---------
LIABILITIES:
Accrued expenses payable
  to affiliate (note 4)......         9           162         350          61
Payable for units
  withdrawn..................        --            --          --          --
                                -------     ---------   ---------   ---------
       Total liabilities.....         9           162         350          61
                                -------     ---------   ---------   ---------
Net assets attributable
  to:
   Variable annuity
     contract owners in
     the accumulation
     period..................   252,078     3,735,319   7,887,096   1,415,511
   Variable annuity
     contract owners in
     the annuitization
     period..................        --       176,156     410,967      59,952
   Genworth Life and
     Annuity (note 4)........        --            --          --          --
                                -------     ---------   ---------   ---------
       Net assets............   252,078     3,911,475   8,298,063   1,475,463
                                =======     =========   =========   =========
Investments in
  securities at cost.........   248,776     3,563,986   7,692,632   1,422,667
                                =======     =========   =========   =========
Shares outstanding...........     6,880       148,511     458,856     103,120
                                =======     =========   =========   =========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 2

                               December 31, 2009




                                                   PIMCO VARIABLE INSURANCE TRUST
                              -------------------------------------------------------------------------
                                                             LONG-TERM
                               ALL ASSET     HIGH YIELD   U.S. GOVERNMENT  LOW DURATION   TOTAL RETURN
                              PORTFOLIO --  PORTFOLIO --   PORTFOLIO --    PORTFOLIO --   PORTFOLIO --
                                ADVISOR    ADMINISTRATIVE ADMINISTRATIVE  ADMINISTRATIVE ADMINISTRATIVE
                                 CLASS         CLASS           CLASS          CLASS          CLASS
                                 SHARES        SHARES         SHARES          SHARES         SHARES
                              ------------ -------------- --------------- -------------- --------------
ASSETS:
Investments at fair
  value (note 2).............   $175,221     3,100,815       2,968,472      21,022,755     10,726,190
Dividend receivable..........         --        21,742          10,086          32,175         27,824
Receivable for units sold....         --         3,080           4,030          33,941         11,284
                                --------     ---------       ---------      ----------     ----------
       Total assets..........    175,221     3,125,637       2,982,588      21,088,871     10,765,298
                                --------     ---------       ---------      ----------     ----------
LIABILITIES:
Accrued expenses payable
  to affiliate (note 4)......          6           135             117             892            431
Payable for units
  withdrawn..................         --            --              --              --             --
                                --------     ---------       ---------      ----------     ----------
       Total liabilities.....          6           135             117             892            431
                                --------     ---------       ---------      ----------     ----------
Net assets attributable
  to:
   Variable annuity
     contract owners in
     the accumulation
     period..................    175,215     3,006,877       2,867,999      20,151,834     10,473,472
   Variable annuity
     contract owners in
     the annuitization
     period..................         --       118,625         114,472         936,145        291,395
   Genworth Life and
     Annuity (note 4)........         --            --              --              --             --
                                --------     ---------       ---------      ----------     ----------
       Net assets............   $175,215     3,125,502       2,982,471      21,087,979     10,764,867
                                ========     =========       =========      ==========     ==========
Investments in
  securities at cost.........   $181,852     2,892,815       3,152,587      21,202,423     10,723,954
                                ========     =========       =========      ==========     ==========
Shares outstanding...........     16,688       425,936         284,336       2,079,402        991,330
                                ========     =========       =========      ==========     ==========

                                                                            THE       VAN KAMPEN
                                                                         UNIVERSAL       LIFE
                                                                       INSTITUTIONAL  INVESTMENT
                                     THE PRUDENTIAL SERIES FUND         FUNDS, INC.     TRUST
                              ---------------------------------------- ------------- ------------

                              JENNISON 20/20                NATURAL     EQUITY AND
                                  FOCUS        JENNISON    RESOURCES      INCOME       COMSTOCK
                               PORTFOLIO --  PORTFOLIO -- PORTFOLIO -- PORTFOLIO --  PORTFOLIO --
                                 CLASS II      CLASS II     CLASS II     CLASS II      CLASS II
                                  SHARES        SHARES       SHARES       SHARES        SHARES
                              -------------- ------------ ------------ ------------- ------------
ASSETS:
Investments at fair
  value (note 2).............    366,186          --       2,798,225     1,660,147     316,016
Dividend receivable..........         --          --              --            --          --
Receivable for units sold....         --          --           1,677            --          --
                                 -------          --       ---------     ---------     -------
       Total assets..........    366,186          --       2,799,902     1,660,147     316,016
                                 -------          --       ---------     ---------     -------
LIABILITIES:
Accrued expenses payable
  to affiliate (note 4)......         13          --             116            84          12
Payable for units
  withdrawn..................          2          --              --             1           2
                                 -------          --       ---------     ---------     -------
       Total liabilities.....         15          --             116            85          14
                                 -------          --       ---------     ---------     -------
Net assets attributable
  to:
   Variable annuity
     contract owners in
     the accumulation
     period..................    366,171          --       2,740,015     1,634,749     316,002
   Variable annuity
     contract owners in
     the annuitization
     period..................         --          --          59,771        25,313          --
   Genworth Life and
     Annuity (note 4)........         --          --              --            --          --
                                 -------          --       ---------     ---------     -------
       Net assets............    366,171          --       2,799,786     1,660,062     316,002
                                 =======          ==       =========     =========     =======
Investments in
  securities at cost.........    375,264          --       2,689,475     1,402,391     302,552
                                 =======          ==       =========     =========     =======
Shares outstanding...........     25,679          --          75,874       129,699      31,289
                                 =======          ==       =========     =========     =======

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 2

                           Statements of Operations

                                     AIM VARIABLE INSURANCE FUNDS
                                   --------------------------------
                                   AIM V.I.  AIM V.I.   AIM V.I.
                                     BASIC     CORE   INTERNATIONAL
                                     VALUE    EQUITY     GROWTH
                                    FUND --  FUND --     FUND --
                      CONSOLIDATED SERIES II SERIES I   SERIES II
                         TOTAL      SHARES    SHARES     SHARES
                      ------------ --------- -------- -------------

                      ---------------------------------------------
Investment income
  and expense:
  Income -- Ordinary
   dividends......... $ 7,886,384      187     2,013      42,643
  Mortality and
   expense risk and
   administrative
   charges (note 4)..   3,863,179      166     1,791      37,287
                      -----------    -----    ------     -------
Net investment
  income (expense)...   4,023,205       21       222       5,356
                      -----------    -----    ------     -------
Net realized and
  unrealized gain
  (loss) on
  investments:
  Net realized gain
   (loss)............  (3,637,934)    (214)   (7,494)     12,443
  Change in
   unrealized
   appreciation
   (depreciation)....  41,681,663    5,975    32,755     667,067
  Capital gain
   distributions.....   1,292,045       --        --          --
                      -----------    -----    ------     -------
Net realized and
  unrealized gain
  (loss) on
  investments........  39,335,774    5,761    25,261     679,510
                      -----------    -----    ------     -------
Increase (decrease)
  in net assets from
  operations......... $43,358,979    5,782    25,483     684,866
                      ===========    =====    ======     =======

                                                 ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
                      ----------------------------------------------------------------------------------------------------------

                      ALLIANCEBERNSTEIN ALLIANCEBERNSTEIN ALLIANCEBERNSTEIN ALLIANCEBERNSTEIN ALLIANCEBERNSTEIN ALLIANCEBERNSTEIN
                       BALANCED WEALTH   GLOBAL THEMATIC     GROWTH AND       INTERNATIONAL       LARGE CAP         SMALL CAP
                          STRATEGY           GROWTH            INCOME             VALUE            GROWTH            GROWTH
                        PORTFOLIO --      PORTFOLIO --      PORTFOLIO --      PORTFOLIO --      PORTFOLIO --      PORTFOLIO --
                           CLASS B           CLASS B           CLASS B           CLASS B           CLASS B           CLASS B
                      ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
                                       YEAR ENDED DECEMBER 31, 2009
                      -----------------------------------------------------------------------------------------------------------
Investment income
  and expense:
  Income -- Ordinary
   dividends.........       12,932               --             1,295              46,829              --                --
  Mortality and
   expense risk and
   administrative
   charges (note 4)..       24,303              811               444              50,636           1,533               370
                           -------           ------             -----           ---------          ------            ------
Net investment
  income (expense)...      (11,371)            (811)              851              (3,807)         (1,533)             (370)
                           -------           ------             -----           ---------          ------            ------
Net realized and
  unrealized gain
  (loss) on
  investments:
  Net realized gain
   (loss)............      (67,478)          26,211             1,161            (391,642)           (316)            7,508
  Change in
   unrealized
   appreciation
   (depreciation)....      393,517            4,708             3,545           1,306,047          43,625             4,506
  Capital gain
   distributions.....           --               --                --                  --              --                --
                           -------           ------             -----           ---------          ------            ------
Net realized and
  unrealized gain
  (loss) on
  investments........      326,039           30,919             4,706             914,405          43,309            12,014
                           -------           ------             -----           ---------          ------            ------
Increase (decrease)
  in net assets from
  operations.........      314,668           30,108             5,557             910,598          41,776            11,644
                           =======           ======             =====           =========          ======            ======

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 2


                           AMERICAN CENTURY
                               VARIABLE                                                                COLUMBIA FUNDS
                          PORTFOLIOS II, INC.        BLACKROCK VARIABLE SERIES FUNDS, INC.         VARIABLE INSURANCE TRUST I
                          ------------------- ---------------------------------------------------  -------------------------
                                                                                                                 COLUMBIA
                                                                                                   COLUMBIA       MARSICO
                                                            BLACKROCK    BLACKROCK     BLACKROCK    MARSICO    INTERNATIONAL
                                               BLACKROCK      GLOBAL     LARGE CAP       VALUE      GROWTH     OPPORTUNITIES
                             VP INFLATION     BASIC VALUE   ALLOCATION     GROWTH    OPPORTUNITIES   FUND,         FUND,
                              PROTECTION      V.I. FUND -- V.I. FUND -- V.I. FUND -- V.I. FUND --  VARIABLE      VARIABLE
                                FUND --        CLASS III    CLASS III    CLASS III     CLASS III   SERIES --     SERIES --
                               CLASS II          SHARES       SHARES       SHARES       SHARES      CLASS A       CLASS B
                          ------------------- ------------ ------------ ------------ ------------- ---------   -------------
                                                                             YEAR ENDED DECEMBER 31, 2009
                          ---------------------------------------------------------------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........      $112,635           4,717       944,922         64           606       2,734         33,788
   Mortality and expense
     risk and
     administrative
     charges (note 4)....        93,342           2,509       789,417        239           669       4,268         27,550
                               --------         -------     ---------      -----        ------      ------       --------
Net investment income
  (expense)..............        19,293           2,208       155,505       (175)          (63)     (1,534)         6,238
                               --------         -------     ---------      -----        ------      ------       --------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............       303,617         (29,708)     (477,190)      (138)        3,924      (1,962)      (153,403)
   Change in unrealized
     appreciation
     (depreciation)......       122,186          77,013     7,271,473      4,421        12,310      75,707        658,908
   Capital gain
     distributions.......            --              --            --         --            --          --             --
                               --------         -------     ---------      -----        ------      ------       --------
Net realized and
  unrealized gain (loss)
  on investments.........       425,803          47,305     6,794,283      4,283        16,234      73,745        505,505
                               --------         -------     ---------      -----        ------      ------       --------
Increase (decrease) in
  net assets from
  operations.............      $445,096          49,513     6,949,788      4,108        16,171      72,211        511,743
                               ========         =======     =========      =====        ======      ======       ========

                                                  EVERGREEN
                                                  VARIABLE
                                EATON VANCE        ANNUITY
                              VARIABLE TRUST        TRUST
                          ----------------------  ---------



                                           VT
                                        WORLDWIDE EVERGREEN
                               VT        HEALTH   VA OMEGA
                          FLOATING-RATE SCIENCES   FUND --
                           INCOME FUND    FUND     CLASS 2
                          ------------- --------- ---------

                          ---------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........     91,710      1,385        --
   Mortality and expense
     risk and
     administrative
     charges (note 4)....     30,331        698        58
                             -------      -----     -----
Net investment income
  (expense)..............     61,379        687       (58)
                             -------      -----     -----
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............     79,355       (123)    1,707
   Change in unrealized
     appreciation
     (depreciation)......    414,829      1,086       209
   Capital gain
     distributions.......         --      3,809        --
                             -------      -----     -----
Net realized and
  unrealized gain (loss)
  on investments.........    494,184      4,772     1,916
                             -------      -----     -----
Increase (decrease) in
  net assets from
  operations.............    555,563      5,459     1,858
                             =======      =====     =====

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 2

                           FEDERATED INSURANCE
                                  SERIES                                       FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND
                          ---------------------  ------------------------------------------------------------------------------
                                                                                VIP
                           FEDERATED                                          DYNAMIC        VIP          VIP
                             HIGH     FEDERATED      VIP           VIP        CAPITAL      EQUITY-      GROWTH &       VIP
                          INCOME BOND  KAUFMANN    BALANCED   CONTRAFUND(R) APPRECIATION    INCOME       INCOME       GROWTH
                          FUND II --  FUND II -- PORTFOLIO -- PORTFOLIO --  PORTFOLIO -- PORTFOLIO -- PORTFOLIO -- PORTFOLIO --
                            SERVICE    SERVICE     SERVICE       SERVICE      SERVICE      SERVICE      SERVICE      SERVICE
                            SHARES      SHARES     CLASS 2       CLASS 2      CLASS 2      CLASS 2      CLASS 2      CLASS 2
                          ----------- ---------- ------------ ------------- ------------ ------------ ------------ ------------
                                                                           YEAR ENDED DECEMBER 31, 2009
                          -----------------------------------------------------------------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........   $   --          --      43,375        14,763           28        3,339         313           203
   Mortality and expense
     risk and
     administrative
     charges (note 4)....      232      21,601      34,242        14,667        1,990        1,564          53         1,120
                            ------     -------     -------      --------       ------      -------       -----        ------
Net investment income
  (expense)..............     (232)    (21,601)      9,133            96       (1,962)       1,775         260          (917)
                            ------     -------     -------      --------       ------      -------       -----        ------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............    5,522     173,002     (26,177)     (214,231)      51,104      (13,977)        192         8,600
   Change in unrealized
     appreciation
     (depreciation)......    1,509     191,197     654,443       541,259        4,162       40,920         587        15,633
   Capital gain
     distributions.......       --          --          --            --           --           --          --            --
                            ------     -------     -------      --------       ------      -------       -----        ------
Net realized and
  unrealized gain (loss)
  on investments.........    7,031     364,199     628,266       327,028       55,266       26,943         779        24,233
                            ------     -------     -------      --------       ------      -------       -----        ------
Increase (decrease) in
  net assets from
  operations.............   $6,799     342,598     637,399       327,124       53,304       28,718       1,039        23,316
                            ======     =======     =======      ========       ======      =======       =====        ======


                          --------------------------
                              VIP
                           INVESTMENT
                             GRADE         VIP
                              BOND       MID CAP
                          PORTFOLIO -- PORTFOLIO --
                            SERVICE      SERVICE
                            CLASS 2      CLASS 2
                          ------------ ------------

                          --------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........    34,013        5,760
   Mortality and expense
     risk and
     administrative
     charges (note 4)....     6,420        3,719
                            -------       ------
Net investment income
  (expense)..............    27,593        2,041
                            -------       ------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............    42,585       25,504
   Change in unrealized
     appreciation
     (depreciation)......   (17,681)      55,250
   Capital gain
     distributions.......        --           --
                            -------       ------
Net realized and
  unrealized gain (loss)
  on investments.........    24,904       80,754
                            -------       ------
Increase (decrease) in
  net assets from
  operations.............    52,497       82,795
                            =======       ======

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 2

                          FIDELITY(R)
                            VARIABLE
                           INSURANCE
                            PRODUCTS
                              FUND
                          (CONTINUED)       FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
                          ------------ -------------------------------------------------------------  ----------
                              VIP                          FRANKLIN
                             VALUE                        TEMPLETON                      TEMPLETON    CORE VALUE
                           STRATEGIES  FRANKLIN INCOME   VIP FOUNDING   MUTUAL SHARES      GROWTH       EQUITY
                          PORTFOLIO --   SECURITIES    FUNDS ALLOCATION   SECURITIES     SECURITIES    FUND --
                            SERVICE        FUND --         FUND --         FUND --        FUND --      CLASS 1
                            CLASS 2    CLASS 2 SHARES   CLASS 2 SHARES  CLASS 2 SHARES CLASS 2 SHARES   SHARES
                          ------------ --------------- ---------------- -------------- -------------- ----------
                                                                          YEAR ENDED DECEMBER 31, 2009
                          --------------------------------------------------------------------------------------
Investment income and
  expense:
  Income -- Ordinary
   dividends.............   $   421       1,558,834         166,939         77,998         10,772         250
  Mortality and expense
   risk and
   administrative
   charges (note 4)......       788         335,551         119,228         63,807          4,007         142
                            -------      ----------       ---------        -------        -------       -----
Net investment income
  (expense)..............      (367)      1,223,283          47,711         14,191          6,765         108
                            -------      ----------       ---------        -------        -------       -----
Net realized and
  unrealized gain (loss)
  on investments:
  Net realized gain
   (loss)................       177      (1,871,008)       (986,651)       193,387        (22,207)      1,069
  Change in unrealized
   appreciation
   (depreciation)........    30,037       6,174,238       2,568,778        716,342        120,044         988
  Capital gain
   distributions.........        --              --              --             --             --          --
                            -------      ----------       ---------        -------        -------       -----
Net realized and
  unrealized gain (loss)
  on investments.........    30,214       4,303,230       1,582,127        909,729         97,837       2,057
                            -------      ----------       ---------        -------        -------       -----
Increase (decrease) in
  net assets from
  operations.............   $29,847       5,526,513       1,629,838        923,920        104,602       2,165
                            =======      ==========       =========        =======        =======       =====





                           GE INVESTMENTS FUNDS, INC.
                          ---------------------------------------

                                  MID-CAP            REAL ESTATE
                          INCOME  EQUITY             SECURITIES
                          FUND -- FUND --   MONEY      FUND --
                          CLASS 1 CLASS 1   MARKET     CLASS 1
                          SHARES  SHARES     FUND      SHARES
                          ------- -------  --------  -----------

                          ---------------------------------------
Investment income and
  expense:
  Income -- Ordinary
   dividends.............  6,235      203    19,674     67,307
  Mortality and expense
   risk and
   administrative
   charges (note 4)......  2,115    1,321   120,100     14,624
                          ------  -------  --------    -------
Net investment income
  (expense)..............  4,120   (1,118) (100,426)    52,683
                          ------  -------  --------    -------
Net realized and
  unrealized gain (loss)
  on investments:
  Net realized gain
   (loss)................ (3,788) (14,423)        1    154,730
  Change in unrealized
   appreciation
   (depreciation)........  8,500   43,829         1    181,013
  Capital gain
   distributions.........     --       --        --         --
                          ------  -------  --------    -------
Net realized and
  unrealized gain (loss)
  on investments.........  4,712   29,406         2    335,743
                          ------  -------  --------    -------
Increase (decrease) in
  net assets from
  operations.............  8,832   28,288  (100,424)   388,426
                          ======  =======  ========    =======

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 2

                             GE INVESTMENTS FUNDS, INC. (CONTINUED)
                          --------------------------------------------



                                     SMALL-CAP
                                      EQUITY   TOTAL RETURN U.S. EQUITY
                                      FUND --    FUND --      FUND --
                          S&P 500(R)  CLASS 1    CLASS 3      CLASS 1
                          INDEX FUND  SHARES      SHARES      SHARES
                          ---------- --------- ------------ -----------


                                  YEAR ENDED DECEMBER 31, 2009
                          --------------------------------------------
Investment income and
  expense:
  Income -- Ordinary
   dividends............. $  19,657       --       940,424        815
  Mortality and expense
   risk and
   administrative
   charges (note 4)......    10,666    1,215       972,649        356
                          ---------   ------    ----------    -------
Net investment income
  (expense)..............     8,991   (1,215)      (32,225)       459
                          ---------   ------    ----------    -------
Net realized and
  unrealized gain (loss)
  on investments:
  Net realized gain
   (loss)................  (206,653)   3,876    (5,061,838)   (10,992)
  Change in unrealized
   appreciation
   (depreciation)........   400,826   26,232    13,536,582     14,696
  Capital gain
   distributions.........        --       --            --         --
                          ---------   ------    ----------    -------
Net realized and
  unrealized gain (loss)
  on investments.........   194,173   30,108     8,474,744      3,704
                          ---------   ------    ----------    -------
Increase (decrease) in
  net assets from
  operations............. $ 203,164   28,893     8,442,519      4,163
                          =========   ======    ==========    =======

                                      GENWORTH VARIABLE INSURANCE TRUST
                          ----------------------------------------------------------
                                                                           GENWORTH
                           GENWORTH   GENWORTH           GENWORTH            EATON
                            40/60      60/40    GENWORTH COLUMBIA GENWORTH   VANCE
                            INDEX      INDEX    CALAMOS  MID CAP  DAVIS NY LARGE CAP
                          ALLOCATION ALLOCATION  GROWTH   VALUE   VENTURE    VALUE
                           FUND --    FUND --   FUND --  FUND --  FUND --   FUND --
                           SERVICE    SERVICE   SERVICE  SERVICE  SERVICE   SERVICE
                            SHARES     SHARES    SHARES   SHARES   SHARES   SHARES
                          ---------- ---------- -------- -------- -------- ---------
                               PERIOD FROM
                             DECEMBER 09 TO
                            DECEMBER 31, 2009       YEAR ENDED DECEMBER 31, 2009
                          --------------------  ------------------------------------
Investment income and
  expense:
  Income -- Ordinary
   dividends.............      --          --        --   14,691    1,043    63,291
  Mortality and expense
   risk and
   administrative
   charges (note 4)......      45         210       687   21,191    2,127    54,678
                             ----      ------    ------  -------   ------   -------
Net investment income
  (expense)..............     (45)       (210)     (687)  (6,500)  (1,084)    8,613
                             ----      ------    ------  -------   ------   -------
Net realized and
  unrealized gain (loss)
  on investments:
  Net realized gain
   (loss)................      --          (4)   15,471  186,560   54,940   343,680
  Change in unrealized
   appreciation
   (depreciation)........    (338)     (3,043)    6,509  202,029    9,402   226,874
  Capital gain
   distributions.........      --          --        --       --       --        --
                             ----      ------    ------  -------   ------   -------
Net realized and
  unrealized gain (loss)
  on investments.........    (338)     (3,047)   21,980  388,589   64,342   570,554
                             ----      ------    ------  -------   ------   -------
Increase (decrease) in
  net assets from
  operations.............    (383)     (3,257)   21,293  382,089   63,258   579,167
                             ====      ======    ======  =======   ======   =======

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 2





                                                          GENWORTH VARIABLE INSURANCE TRUST (CONTINUED)
                          ------------------------------------------------------------------------------------------------
                                                                  GENWORTH                                     GENWORTH
                                                                 LEGG MASON                                     PUTNAM
                              GENWORTH          GENWORTH         CLEARBRIDGE        GENWORTH       GENWORTH  INTERNATIONAL
                            GOLDMAN SACHS        GROWTH          AGGRESSIVE         MODERATE        PIMCO       CAPITAL
                              ENHANCED         ALLOCATION          GROWTH          ALLOCATION     STOCKSPLUS OPPORTUNITIES
                           CORE BOND INDEX       FUND --           FUND --           FUND --       FUND --      FUND --
                           FUND -- SERVICE       SERVICE           SERVICE           SERVICE       SERVICE      SERVICE
                               SHARES            SHARES            SHARES            SHARES         SHARES      SHARES
                          ----------------- ----------------- ----------------- ----------------- ---------- -------------
                                               PERIOD FROM                         PERIOD FROM
                             YEAR ENDED      DECEMBER 09 TO      YEAR ENDED      DECEMBER 09 TO
                          DECEMBER 31, 2009 DECEMBER 31, 2009 DECEMBER 31, 2009 DECEMBER 31, 2009
                          ----------------- ----------------- ----------------- ----------------- ------------------------
Investment income and
 expense:
 Income -- Ordinary
   dividends.............     $ 299,296             --                1,281          11,741         790,938     256,220
 Mortality and expense
   risk and
   administrative
   charges (note 4)......        57,375             12               65,261             266          88,617      23,366
                              ---------           ----            ---------          ------       ---------     -------
Net investment income
 (expense)...............       241,921            (12)             (63,980)         11,475         702,321     232,854
                              ---------           ----            ---------          ------       ---------     -------
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain (loss)       233,951             --              709,326             237         958,759     416,660
 Change in unrealized
   appreciation
   (depreciation)........      (286,643)          (168)             543,389          (9,831)       (116,339)    (63,177)
 Capital gain
   distributions.........         3,063             --                   --              --         482,094         649
                              ---------           ----            ---------          ------       ---------     -------
Net realized and
 unrealized gain (loss)
 on investments..........       (49,629)          (168)           1,252,715          (9,594)      1,324,514     354,132
                              ---------           ----            ---------          ------       ---------     -------
Increase (decrease) in
 net assets from
 operations..............     $ 192,292           (180)           1,188,735           1,881       2,026,835     586,986
                              =========           ====            =========          ======       =========     =======

                                                                   LEGG MASON
                                                                    PARTNERS
                                                                    VARIABLE
                                                                     EQUITY
                                           JANUS ASPEN SERIES        TRUST
                          ------------- ------------------------  ------------

                            GENWORTH                               LEGG MASON
                            THORNBURG                             CLEARBRIDGE
                          INTERNATIONAL                             VARIABLE
                              VALUE       BALANCED      FORTY      AGGRESSIVE
                             FUND --    PORTFOLIO -- PORTFOLIO --    GROWTH
                             SERVICE      SERVICE      SERVICE    PORTFOLIO --
                             SHARES        SHARES       SHARES      CLASS II
                          ------------- ------------ ------------ ------------


                          YEAR ENDED DECEMBER 31, 2009
                          ----------------------------------------------------
Investment income and
 expense:
 Income -- Ordinary
   dividends.............         --      108,628           521          --
 Mortality and expense
   risk and
   administrative
   charges (note 4)......     21,342       67,541        70,263         423
                             -------      -------     ---------      ------
Net investment income
 (expense)...............    (21,342)      41,087       (69,742)       (423)
                             -------      -------     ---------      ------
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain (loss)    221,283       74,862       237,915        (544)
 Change in unrealized
   appreciation
   (depreciation)........    131,675      529,397     1,335,010      10,858
 Capital gain
   distributions.........         --      122,559            --          --
                             -------      -------     ---------      ------
Net realized and
 unrealized gain (loss)
 on investments..........    352,958      726,818     1,572,925      10,314
                             -------      -------     ---------      ------
Increase (decrease) in
 net assets from
 operations..............    331,616      767,905     1,503,183       9,891
                             =======      =======     =========      ======

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 2

                             LEGG MASON PARTNERS
                            VARIABLE EQUITY TRUST
                                 (CONTINUED)
                          ------------------------
                           LEGG MASON
                          CLEARBRIDGE   LEGG MASON
                            VARIABLE   CLEARBRIDGE
                             EQUITY      VARIABLE
                             INCOME    FUNDAMENTAL
                            BUILDER       VALUE
                          PORTFOLIO -- PORTFOLIO --
                            CLASS II     CLASS I
                          ------------ ------------

                          -------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........    $  297         427
   Mortality and expense
     risk and
     administrative
     charges (note 4)....       176         352
                             ------       -----
Net investment income
  (expense)..............       121          75
                             ------       -----
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............     2,122        (250)
   Change in unrealized
     appreciation
     (depreciation)......      (416)      8,047
   Capital gain
     distributions.......        --          --
                             ------       -----
Net realized and
  unrealized gain (loss)
  on investments.........     1,706       7,797
                             ------       -----
Increase (decrease) in
  net assets from
  operations.............    $1,827       7,872
                             ======       =====


                          MFS(R) VARIABLE INSURANCE TRUST              OPPENHEIMER VARIABLE ACCOUNT FUNDS
                          ----------------------------    -----------------------------------------------------------

                           MFS(R)      MFS(R)
                          INVESTORS     TOTAL    MFS(R)               OPPENHEIMER  OPPENHEIMER             OPPENHEIMER
                            TRUST      RETURN   UTILITIES OPPENHEIMER   CAPITAL      GLOBAL    OPPENHEIMER MAIN STREET
                          SERIES --   SERIES -- SERIES --  BALANCED   APPRECIATION SECURITIES  MAIN STREET  SMALL CAP
                           SERVICE     SERVICE   SERVICE  FUND/VA --   FUND/VA --  FUND/VA --  FUND/VA --  FUND/VA --
                            CLASS       CLASS     CLASS     SERVICE     SERVICE      SERVICE     SERVICE     SERVICE
                           SHARES      SHARES    SHARES     SHARES       SHARES      SHARES      SHARES      SHARES
                          ---------   --------- --------- ----------- ------------ ----------- ----------- -----------
                                             YEAR ENDED DECEMBER 31, 2009
                          ------------------------------------------------------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........      62       52,289     5,353         --          12       39,126       72,006      5,412
   Mortality and expense
     risk and
     administrative
     charges (note 4)....      53       32,483     1,652      8,693       2,435       35,870       80,464     13,419
                            -----      -------   -------    -------      ------      -------    ---------    -------
Net investment income
  (expense)..............       9       19,806     3,701     (8,693)     (2,423)       3,256       (8,458)    (8,007)
                            -----      -------   -------    -------      ------      -------    ---------    -------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............    (126)     (13,322)  (22,573)   (35,517)     30,615      364,675      666,575     24,501
   Change in unrealized
     appreciation
     (depreciation)......   1,189      271,704    54,711    126,146      48,850      299,056      567,756    262,487
   Capital gain
     distributions.......      --           --        --         --          --       43,388           --         --
                            -----      -------   -------    -------      ------      -------    ---------    -------
Net realized and
  unrealized gain (loss)
  on investments.........   1,063      258,382    32,138     90,629      79,465      707,119    1,234,331    286,988
                            -----      -------   -------    -------      ------      -------    ---------    -------
Increase (decrease) in
  net assets from
  operations.............   1,072      278,188    35,839     81,936      77,042      710,375    1,225,873    278,981
                            =====      =======   =======    =======      ======      =======    =========    =======

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 2






                   ------------

                    ALL ASSET
                   PORTFOLIO --
                     ADVISOR
                      CLASS
                      SHARES
                   ------------

                   ------------
Investment income
 and expense:
 Income --
   Ordinary
   dividends......   $10,664
 Mortality and
   expense risk
   and
   administrative
   charges (note
   4).............     1,761
                     -------
Net investment
 income (expense).     8,903
                     -------
Net realized and
 unrealized gain
 (loss) on
 investments:
 Net realized
   gain (loss)....     9,399
 Change in
   unrealized
   appreciation
   (depreciation).    10,027
 Capital gain
   distributions..        --
                     -------
Net realized and
 unrealized gain
 (loss) on
 investments......    19,426
                     -------
Increase
 (decrease) in
 net assets from
 operations.......   $28,329
                     =======




                            PIMCO VARIABLE INSURANCE TRUST                            THE PRUDENTIAL SERIES FUND
                   --------------------------------------------------------------------------------------------------
                                                                                  JENNISON
                                     LONG-TERM                                     20/20                    NATURAL
                     HIGH YIELD   U.S. GOVERNMENT  LOW DURATION   TOTAL RETURN     FOCUS       JENNISON    RESOURCES
                    PORTFOLIO --   PORTFOLIO --    PORTFOLIO --   PORTFOLIO --  PORTFOLIO -- PORTFOLIO -- PORTFOLIO --
                   ADMINISTRATIVE ADMINISTRATIVE  ADMINISTRATIVE ADMINISTRATIVE   CLASS II     CLASS II     CLASS II
                    CLASS SHARES   CLASS SHARES    CLASS SHARES   CLASS SHARES     SHARES       SHARES       SHARES
                   -------------- --------------- -------------- -------------- ------------ ------------ ------------
                                                              YEAR ENDED DECEMBER 31, 2009
                   ----------------------------------------------------------------------------------------------------------------
Investment income
 and expense:
 Income --
   Ordinary
   dividends......    159,009         179,037         950,847       452,224             9          --        94,597
 Mortality and
   expense risk
   and
   administrative
   charges (note
   4).............     29,576          30,686         213,310        96,157         3,631           3        16,884
                      -------        --------       ---------       -------       -------        ----       -------
Net investment
 income (expense).    129,433         148,351         737,537       356,067        (3,622)         (3)       77,713
                      -------        --------       ---------       -------       -------        ----       -------
Net realized and
 unrealized gain
 (loss) on
 investments:
 Net realized
   gain (loss)....    242,712         (51,683)         64,504        93,581        (8,869)       (979)      (24,435)
 Change in
   unrealized
   appreciation
   (depreciation).    227,567        (292,722)        158,268        19,199       132,895         913       528,724
 Capital gain
   distributions..         --         103,987         372,162       160,334            --          --            --
                      -------        --------       ---------       -------       -------        ----       -------
Net realized and
 unrealized gain
 (loss) on
 investments......    470,279        (240,418)        594,934       273,114       124,026         (66)      504,289
                      -------        --------       ---------       -------       -------        ----       -------
Increase
 (decrease) in
 net assets from
 operations.......    599,712         (92,067)      1,332,471       629,181       120,404         (69)      582,002
                      =======        ========       =========       =======       =======        ====       =======

                                     VAN
                        THE         KAMPEN
                     UNIVERSAL       LIFE
                   INSTITUTIONAL  INVESTMENT
                    FUNDS, INC.     TRUST
                   ------------- ------------

                    EQUITY AND
                      INCOME       COMSTOCK
                   PORTFOLIO --  PORTFOLIO --
                     CLASS II      CLASS II
                      SHARES        SHARES
                   ------------- ------------

                   ---------------------------
Investment income
 and expense:
 Income --
   Ordinary
   dividends......     39,025        8,555
 Mortality and
   expense risk
   and
   administrative
   charges (note
   4).............     20,713        2,858
                      -------       ------
Net investment
 income (expense).     18,312        5,697
                      -------       ------
Net realized and
 unrealized gain
 (loss) on
 investments:
 Net realized
   gain (loss)....     31,395        2,583
 Change in
   unrealized
   appreciation
   (depreciation).    285,122       47,264
 Capital gain
   distributions..         --           --
                      -------       ------
Net realized and
 unrealized gain
 (loss) on
 investments......    316,517       49,847
                      -------       ------
Increase
 (decrease) in
 net assets from
 operations.......    334,829       55,544
                      =======       ======

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 2

                      Statements of Changes in Net Assets



                                                                      AIM VARIABLE INSURANCE FUNDS
                                                        --------------------------------------------------------

                                                                                                  AIM V.I.
                                                         AIM V.I. BASIC    AIM V.I. CORE       INTERNATIONAL
                                                         VALUE FUND --    EQUITY FUND --       GROWTH FUND --
                                 CONSOLIDATED TOTAL     SERIES II SHARES  SERIES I SHARES     SERIES II SHARES
                             -------------------------  ---------------  ----------------  ---------------------
                                                                      YEAR ENDED DECEMBER 31,
                             ------------------------------------------------------------------------------------
                                 2009          2008      2009     2008     2009     2008      2009       2008
                             ------------  -----------  ------  -------  -------  -------  ---------  ----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................ $  4,023,205    2,492,236      21      223      222    2,225      5,356     (38,197)
 Net realized gain
   (loss) on investments....   (3,637,934) (26,909,386)   (214)  (1,927)  (7,494)  (1,731)    12,443  (1,069,491)
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............   41,681,663  (42,198,560)  5,975  (13,935)  32,755  (30,672)   667,067    (756,622)
 Capital gain
   distribution.............    1,292,045    2,783,865      --    3,198       --       --         --      31,339
                             ------------  -----------  ------  -------  -------  -------  ---------  ----------
    Increase (decrease)
     in net assets from
     operations.............   43,358,979  (63,831,845)  5,782  (12,441)  25,483  (30,178)   684,866  (1,832,971)
                             ------------  -----------  ------  -------  -------  -------  ---------  ----------
From capital
 transactions (note 4):
 Net premiums...............  124,797,195  103,009,317      --    1,496    6,766  120,933  1,758,442   1,732,411
 Death benefits.............   (4,003,386)  (2,871,569)     --       --       --       --     (1,013)     (1,714)
 Surrenders.................   (7,438,676)  (5,541,000)     --       --   (5,691)  (2,894)   (75,347)    (79,033)
 Administrative expenses....     (976,075)    (420,226)    (32)     (40)    (717)    (158)   (11,970)     (7,343)
 Capital contribution
   (withdrawal).............       25,703           --      --       --       --       --         --          --
 Transfers between
   subaccounts
   (including fixed
   account), net............     (970,308)     897,048   1,625    2,017   (7,785)  14,484   (197,150)   (872,747)
                             ------------  -----------  ------  -------  -------  -------  ---------  ----------
    Increase (decrease)
     in net assets from
     capital transactions...  111,434,453   95,073,570   1,593    3,473   (7,427) 132,365  1,472,962     771,574
                             ------------  -----------  ------  -------  -------  -------  ---------  ----------
Increase (decrease) in
 net assets.................  154,793,432   31,241,725   7,375   (8,968)  18,056  102,187  2,157,828  (1,061,397)
Net assets at beginning
 of year....................  183,247,335  152,005,610  10,949   19,917  102,187       --  1,801,422   2,862,819
                             ------------  -----------  ------  -------  -------  -------  ---------  ----------
Net assets at end of year... $338,040,767  183,247,335  18,324   10,949  120,243  102,187  3,959,250   1,801,422
                             ============  ===========  ======  =======  =======  =======  =========  ==========
Change in units (note 5):
 Units purchased............                               303      873    8,072   13,121    916,187     908,444
 Units redeemed.............                                (7)    (600)  (8,957)    (701)  (773,060)   (898,962)
                                                        ------  -------  -------  -------  ---------  ----------
 Net increase (decrease)
   in units from capital
   transactions.............                               296      273     (885)  12,420    143,127       9,482
                                                        ======  =======  =======  =======  =========  ==========

                               ALLIANCEBERNSTEIN
                               VARIABLE PRODUCTS
                               SERIES FUND, INC.
                             --------------------
                               ALLIANCEBERNSTEIN
                                BALANCED WEALTH
                                   STRATEGY
                                 PORTFOLIO --
                                    CLASS B
                             --------------------

                             ---------------------
                                2009       2008
                             ---------  ---------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................   (11,371)    19,273
 Net realized gain
   (loss) on investments....   (67,478)   (52,759)
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............   393,517   (523,445)
 Capital gain
   distribution.............        --     26,993
                             ---------  ---------
    Increase (decrease)
     in net assets from
     operations.............   314,668   (529,938)
                             ---------  ---------
From capital
 transactions (note 4):
 Net premiums...............   453,583    705,790
 Death benefits.............        --         --
 Surrenders.................   (52,838)   (34,767)
 Administrative expenses....    (7,348)    (3,771)
 Capital contribution
   (withdrawal).............        --         --
 Transfers between
   subaccounts
   (including fixed
   account), net............    64,204    297,367
                             ---------  ---------
    Increase (decrease)
     in net assets from
     capital transactions...   457,601    964,619
                             ---------  ---------
Increase (decrease) in
 net assets.................   772,269    434,681
Net assets at beginning
 of year.................... 1,277,211    842,530
                             ---------  ---------
Net assets at end of year... 2,049,480  1,277,211
                             =========  =========
Change in units (note 5):
 Units purchased............   218,595    137,785
 Units redeemed.............  (162,459)   (35,378)
                             ---------  ---------
 Net increase (decrease)
   in units from capital
   transactions.............    56,136    100,407
                             =========  =========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 2

                                           ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC. (CONTINUED)
                             -------------------------------------------------------------------------------------------------
                              ALLIANCEBERNSTEIN  ALLIANCEBERNSTEIN    ALLIANCEBERNSTEIN    ALLIANCEBERNSTEIN ALLIANCEBERNSTEIN
                               GLOBAL THEMATIC      GROWTH AND          INTERNATIONAL          LARGE CAP       SMALL CAP
                                   GROWTH             INCOME                VALUE               GROWTH          GROWTH
                                PORTFOLIO --       PORTFOLIO --         PORTFOLIO --         PORTFOLIO --    PORTFOLIO --
                                   CLASS B            CLASS B              CLASS B              CLASS B         CLASS B
                             ------------------  ----------------  ----------------------  ----------------  -----------------
                                                                YEAR ENDED DECEMBER 31,
                             -------------------------------------------------------------------------------------------------
                                2009      2008     2009     2008      2009        2008       2009     2008     2009     2008
                             ---------  -------  -------  -------  ----------  ----------  -------  -------   -------   ----
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................ $    (811)     (37)     851      758      (3,807)     18,673   (1,533)  (1,185)    (370)    --
 Net realized gain
   (loss) on investments....    26,211    1,308    1,161     (180)   (391,642) (4,596,620)    (316)    (198)   7,508     --
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............     4,708     (325)   3,545  (17,875)  1,306,047  (1,587,654)  43,625  (48,497)   4,506      8
 Capital gain
   distribution.............        --       --       --    3,906          --     332,811       --       --       --     --
                             ---------  -------  -------  -------  ----------  ----------  -------  -------   -------   ---
    Increase (decrease)
     in net assets from
     operations.............    30,108      946    5,557  (13,391)    910,598  (5,832,790)  41,776  (49,880)  11,644      8
                             ---------  -------  -------  -------  ----------  ----------  -------  -------   -------   ---
From capital
 transactions (note 4):
 Net premiums...............   157,955   34,800   84,000       --   1,925,067   3,674,630       --   40,500   63,057     --
 Death benefits.............        --       --       --       --      (1,329)     (3,460)      --       --       --     --
 Surrenders.................        --       --       --       --    (118,073)   (166,913)      --       --      (68)    --
 Administrative expenses....      (132)      (3)    (124)      (7)    (15,072)    (14,237)    (487)     (99)    (159)    --
 Capital contribution
   (withdrawal).............        --       --       --       --          --          --       --       --       --     --
 Transfers between
   subaccounts
   (including fixed
   account), net............  (153,940) (31,553) (55,001)   7,396    (230,637) (1,438,653)       1      793     (877)   943
                             ---------  -------  -------  -------  ----------  ----------  -------  -------   -------   ---
    Increase (decrease)
     in net assets from
     capital transactions...     3,883    3,244   28,875    7,389   1,559,956   2,051,367     (486)  41,194   61,953    943
                             ---------  -------  -------  -------  ----------  ----------  -------  -------   -------   ---
Increase (decrease) in
 net assets.................    33,991    4,190   34,432   (6,002)  2,470,554  (3,781,423)  41,290   (8,686)  73,597    951
Net assets at beginning
 of year....................     4,190       --   22,027   28,029   2,543,169   6,324,592  117,654  126,340      951     --
                             ---------  -------  -------  -------  ----------  ----------  -------  -------   -------   ---
Net assets at end of year... $  38,181    4,190   56,459   22,027   5,013,723   2,543,169  158,944  117,654   74,548    951
                             =========  =======  =======  =======  ==========  ==========  =======  =======   =======   ===
Change in units (note 5):
 Units purchased............    30,022    6,813   25,042      936   1,970,319   2,445,174       --    5,862   17,900    145
 Units redeemed.............   (27,015)  (6,208) (21,447)    (145) (1,780,556) (2,530,272)     (52)      (9) (10,049)    --
                             ---------  -------  -------  -------  ----------  ----------  -------  -------   -------   ---
 Net increase (decrease)
   in units from capital
   transactions.............     3,007      605    3,595      791     189,763     (85,098)     (52)   5,853    7,851    145
                             =========  =======  =======  =======  ==========  ==========  =======  =======   =======   ===

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 2

                                AMERICAN CENTURY
                             VARIABLE PORTFOLIOS II,
                                      INC.                              BLACKROCK VARIABLE SERIES FUNDS, INC.
                             ----------------------  --------------------------------------------------------------------------
                                                                                                  BLACKROCK        BLACKROCK
                                                         BLACKROCK            BLACKROCK           LARGE CAP          VALUE
                                  VP INFLATION          BASIC VALUE       GLOBAL ALLOCATION         GROWTH       OPPORTUNITIES
                               PROTECTION FUND --      V.I. FUND --         V.I. FUND --         V.I. FUND --     V.I. FUND --
                                    CLASS II         CLASS III SHARES     CLASS III SHARES     CLASS III SHARES CLASS III SHARES
                             ----------------------  ----------------  ----------------------  ---------------  ---------------
                                                                   YEAR ENDED DECEMBER 31,
                             --------------------------------------------------------------------------------------------------
                                 2009        2008      2009     2008      2009        2008      2009     2008     2009    2008
                             -----------  ---------  -------  -------  ----------  ----------  ------  -------  -------  ------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................ $    19,293     (5,068)   2,208    1,861     155,505     209,864    (175)    (253)     (63)  1,529
 Net realized gain
   (loss) on investments....     303,617       (473) (29,708)  (9,997)   (477,190) (2,496,764)   (138)     (77)   3,924     (45)
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............     122,186    110,898   77,013  (73,850)  7,271,473  (6,464,385)  4,421  (11,461)  12,310  (1,978)
 Capital gain
   distribution.............          --         --       --    2,015          --     162,185      --       --       --     617
                             -----------  ---------  -------  -------  ----------  ----------  ------  -------  -------  ------
    Increase (decrease)
     in net assets from
     operations.............     445,096    105,357   49,513  (79,971)  6,949,788  (8,589,100)  4,108  (11,791)  16,171     123
                             -----------  ---------  -------  -------  ----------  ----------  ------  -------  -------  ------
From capital
 transactions (note 4):
 Net premiums...............   4,268,133    883,420  131,660   40,494  19,963,853  22,109,036      --       --   78,816  31,666
 Death benefits.............      (2,656)        --       --       --          --    (130,128)     --       --       --      --
 Surrenders.................    (177,159)   (27,409)      --   (1,985) (1,020,327)   (644,251)     --       --     (194)     --
 Administrative expenses....     (32,264)    (4,034)    (632)    (301)   (144,969)    (58,766)     --       --     (398)     (3)
 Capital contribution
   (withdrawal).............          --         --       --       --          --          --      --       --       --      --
 Transfers between
   subaccounts
   (including fixed
   account), net............   1,022,859  3,156,235  (15,368)  (3,908)  3,330,962    (975,276)     --        2    4,510   4,018
                             -----------  ---------  -------  -------  ----------  ----------  ------  -------  -------  ------
    Increase (decrease)
     in net assets from
     capital transactions...   5,078,913  4,008,212  115,660   34,300  22,129,519  20,300,615      --        2   82,734  35,681
                             -----------  ---------  -------  -------  ----------  ----------  ------  -------  -------  ------
Increase (decrease) in
 net assets.................   5,524,009  4,113,569  165,173  (45,671) 29,079,307  11,711,515   4,108  (11,789)  98,905  35,804
Net assets at beginning
 of year....................   4,113,569         --  134,706  180,377  33,457,007  21,745,492  16,485   28,274   35,804      --
                             -----------  ---------  -------  -------  ----------  ----------  ------  -------  -------  ------
Net assets at end of year... $ 9,637,578  4,113,569  299,879  134,706  62,536,314  33,457,007  20,593   16,485  134,709  35,804
                             ===========  =========  =======  =======  ==========  ==========  ======  =======  =======  ======
Change in units (note 5):
 Units purchased............   1,524,700    553,434   23,095    4,669   6,035,517   5,067,289      --       --   13,819   5,728
 Units redeemed.............  (1,065,826)  (156,144) (12,108)  (1,591) (3,995,770) (3,384,363)     --       --   (2,576)    (32)
                             -----------  ---------  -------  -------  ----------  ----------  ------  -------  -------  ------
 Net increase (decrease)
   in units from capital
   transactions.............     458,874    397,290   10,987    3,078   2,039,747   1,682,926      --       --   11,243   5,696
                             ===========  =========  =======  =======  ==========  ==========  ======  =======  =======  ======


                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 2

                                                                                                                 EVERGREEN
                                                                                                                 VARIABLE
                             COLUMBIA FUNDS VARIABLE INSURANCE TRUST I       EATON VANCE VARIABLE TRUST        ANNUITY TRUST
                             -----------------------------------------  ------------------------------------  ---------------
                                                    COLUMBIA MARSICO
                              COLUMBIA MARSICO       INTERNATIONAL
                                GROWTH FUND,      OPPORTUNITIES FUND,                          VT WORLDWIDE    EVERGREEN VA
                                  VARIABLE              VARIABLE          VT FLOATING-RATE        HEALTH           OMEGA
                              SERIES -- CLASS A    SERIES -- CLASS B         INCOME FUND       SCIENCES FUND  FUND -- CLASS 2
                             ------------------  ---------------------  --------------------  --------------  ---------------
                                                                 YEAR ENDED DECEMBER 31,
                             -----------------------------------------------------------------------------------------------
                               2009      2008       2009       2008        2009       2008     2009    2008        2009
                             --------  --------  ---------  ----------  ---------  ---------  ------  ------  ---------------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................ $ (1,534)   (1,979)     6,238     282,504     61,379     68,555     687    (498)        (58)
 Net realized gain
   (loss) on investments....   (1,962)   (4,113)  (153,403) (1,969,401)    79,355   (328,051)   (123) (1,642)      1,707
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............   75,707   (99,916)   658,908    (961,520)   414,829   (296,103)  1,086  (4,848)        209
 Capital gain
   distribution.............       --        --         --     349,496         --         --   3,809   5,556          --
                             --------  --------  ---------  ----------  ---------  ---------  ------  ------      ------
    Increase (decrease)
     in net assets from
     operations.............   72,211  (106,008)   511,743  (2,298,921)   555,563   (555,599)  5,459  (1,432)      1,858
                             --------  --------  ---------  ----------  ---------  ---------  ------  ------      ------
From capital
 transactions (note 4):
 Net premiums...............  240,709   292,382  1,196,378   1,666,058  1,071,352  1,068,423      --  27,000       7,664
 Death benefits.............       --        --       (669)     (1,554)      (689)    (1,321)     --      --          --
 Surrenders.................  (17,568)   (2,772)   (61,261)    (73,939)   (50,304)   (50,026)     --      --          --
 Administrative expenses....   (1,270)     (397)    (9,107)     (6,807)   (10,691)    (4,367)   (237)    (57)        (33)
 Capital contribution
   (withdrawal).............       --        --         --          --         --         --      --      --          --
 Transfers between
   subaccounts
   (including fixed
   account), net............   16,268  (131,428)  (108,675)   (848,697)   542,587   (842,616)      1  (8,503)       (530)
                             --------  --------  ---------  ----------  ---------  ---------  ------  ------      ------
    Increase (decrease)
     in net assets from
     capital transactions...  238,139   157,785  1,016,666     735,061  1,552,255    170,093    (236) 18,440       7,101
                             --------  --------  ---------  ----------  ---------  ---------  ------  ------      ------
Increase (decrease) in
 net assets.................  310,350    51,777  1,528,409  (1,563,860) 2,107,818   (385,506)  5,223  17,008       8,959
Net assets at beginning
 of year....................  212,565   160,788  1,377,000   2,940,860  1,174,755  1,560,261  59,764  42,756          --
                             --------  --------  ---------  ----------  ---------  ---------  ------  ------      ------
Net assets at end of year... $522,915   212,565  2,905,409   1,377,000  3,282,573  1,174,755  64,987  59,764       8,959
                             ========  ========  =========  ==========  =========  =========  ======  ======      ======
Change in units (note 5):
 Units purchased............   57,345    48,057    785,804     963,318    610,688    716,678      --   3,574       1,881
 Units redeemed.............  (32,673)  (32,490)  (682,922)   (986,268)  (459,275)  (710,275)    (21) (1,600)     (1,153)
                             --------  --------  ---------  ----------  ---------  ---------  ------  ------      ------
 Net increase (decrease)
   in units from capital
   transactions.............   24,672    15,567    102,882     (22,950)   151,413      6,403     (21)  1,974         728
                             ========  ========  =========  ==========  =========  =========  ======  ======      ======

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 2

                                   FEDERATED INSURANCE SERIES
                             --------------------------------------

                              FEDERATED HIGH
                                INCOME BOND     FEDERATED KAUFMANN
                                FUND II --          FUND II --
                              SERVICE SHARES      SERVICE SHARES
                             ----------------  --------------------

                             ---------------------------------------
                               2009     2008      2009       2008
                             -------  -------  ---------  ---------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................ $  (232)     (28)   (21,601)    (2,883)
 Net realized gain
   (loss) on investments....   5,522     (659)   173,002     (4,879)
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............   1,509       --    191,197     17,929
 Capital gain
   distribution.............      --       --         --        877
                             -------  -------  ---------  ---------
    Increase (decrease)
     in net assets from
     operations.............   6,799     (687)   342,598     11,044
                             -------  -------  ---------  ---------
From capital
 transactions (note 4):
 Net premiums...............  73,453   87,493    967,559    210,611
 Death benefits.............      --       --       (691)        --
 Surrenders.................      --       --    (37,886)    (9,223)
 Administrative expenses....    (107)      --     (6,731)      (930)
 Capital contribution
   (withdrawal).............      --       --         --         --
 Transfers between
   subaccounts
   (including fixed
   account), net............  (1,889) (86,806)   (52,649)   786,331
                             -------  -------  ---------  ---------
    Increase (decrease)
     in net assets from
     capital transactions...  71,457      687    869,602    986,789
                             -------  -------  ---------  ---------
Increase (decrease) in
 net assets.................  78,256       --  1,212,200    997,833
Net assets at beginning
 of year....................      --       --  1,011,992     14,159
                             -------  -------  ---------  ---------
Net assets at end of year... $78,256       --  2,224,192  1,011,992
                             =======  =======  =========  =========
Change in units (note 5):
 Units purchased............   9,788   25,186    449,629    180,379
 Units redeemed.............  (3,281) (25,186)  (362,123)   (42,643)
                             -------  -------  ---------  ---------
 Net increase (decrease)
   in units from capital
   transactions.............   6,507       --     87,506    137,736
                             =======  =======  =========  =========

                                                FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND
                             ---------------------------------------------------------------------------------
                                                                            VIP DYNAMIC
                                                                              CAPITAL
                                 VIP BALANCED        VIP CONTRAFUND(R)     APPRECIATION     VIP EQUITY-INCOME
                                 PORTFOLIO --           PORTFOLIO --       PORTFOLIO --       PORTFOLIO --
                                SERVICE CLASS 2       SERVICE CLASS 2     SERVICE CLASS 2    SERVICE CLASS 2
                             --------------------  ---------------------  --------------- --------------------
                                       YEAR ENDED DECEMBER 31,
                             ----------------------------------------------------------------------------------
                                2009       2008       2009       2008          2009         2009       2008
                             ---------  ---------  ---------  ----------  --------------- --------  ----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................     9,133     20,779         96     (38,679)      (1,962)       1,775     (27,408)
 Net realized gain
   (loss) on investments....   (26,177)  (126,556)  (214,231) (1,923,019)      51,104      (13,977) (1,319,040)
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............   654,443   (759,372)   541,259     (87,902)       4,162       40,920     135,344
 Capital gain
   distribution.............        --     44,599         --      77,038           --           --       1,661
                             ---------  ---------  ---------  ----------      -------     --------  ----------
    Increase (decrease)
     in net assets from
     operations.............   637,399   (820,550)   327,124  (1,972,562)      53,304       28,718  (1,209,443)
                             ---------  ---------  ---------  ----------      -------     --------  ----------
From capital
 transactions (note 4):
 Net premiums...............   246,204    586,945    601,910   1,355,530           --       12,983     989,855
 Death benefits.............        --     (1,741)        --      (1,424)          --           --      (1,124)
 Surrenders.................   (79,383)   (59,590)   (37,095)    (65,781)          --       (3,829)    (44,037)
 Administrative expenses....    (7,652)    (2,786)    (3,761)     (6,079)        (595)        (541)     (3,610)
 Capital contribution
   (withdrawal).............        --         --         --          --           --           --          --
 Transfers between
   subaccounts
   (including fixed
   account), net............   (58,304)    83,986    (84,151) (1,519,063)     143,191       44,314  (1,320,845)
                             ---------  ---------  ---------  ----------      -------     --------  ----------
    Increase (decrease)
     in net assets from
     capital transactions...   100,865    606,814    476,903    (236,817)     142,596       52,927    (379,761)
                             ---------  ---------  ---------  ----------      -------     --------  ----------
Increase (decrease) in
 net assets.................   738,264   (213,736)   804,027  (2,209,379)     195,900       81,645  (1,589,204)
Net assets at beginning
 of year.................... 1,723,809  1,937,545    785,041   2,994,420           --      106,127   1,695,331
                             ---------  ---------  ---------  ----------      -------     --------  ----------
Net assets at end of year... 2,462,073  1,723,809  1,589,068     785,041      195,900      187,772     106,127
                             =========  =========  =========  ==========      =======     ========  ==========
Change in units (note 5):
 Units purchased............   326,586    224,934    439,516     732,981       48,690      220,354     639,125
 Units redeemed.............  (318,921)  (162,171)  (383,413)   (868,788)     (26,565)    (214,168)   (781,513)
                             ---------  ---------  ---------  ----------      -------     --------  ----------
 Net increase (decrease)
   in units from capital
   transactions.............     7,665     62,763     56,103    (135,807)      22,125        6,186    (142,388)
                             =========  =========  =========  ==========      =======     ========  ==========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 2

                                                 FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND (CONTINUED)
                             -----------------------------------------------------------------------------------------------
                               VIP GROWTH &                                                                     VIP VALUE
                                  INCOME          VIP GROWTH      VIP INVESTMENT GRADE      VIP MID CAP        STRATEGIES
                               PORTFOLIO --      PORTFOLIO --       BOND PORTFOLIO --      PORTFOLIO --       PORTFOLIO --
                             SERVICE CLASS 2    SERVICE CLASS 2      SERVICE CLASS 2      SERVICE CLASS 2    SERVICE CLASS 2
                             ---------------  ------------------  --------------------  ------------------  ----------------
                                                                 YEAR ENDED DECEMBER 31,
                             -----------------------------------------------------------------------------------------------
                               2009    2008     2009      2008      2009       2008       2009      2008      2009     2008
                             -------  ------  --------  --------  --------  ----------  --------  --------  -------  -------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................ $   260      17      (917)     (561)   27,593      35,961     2,041    25,520     (367)   7,182
 Net realized gain
   (loss) on investments....     192    (578)    8,600     1,675    42,585    (154,374)   25,504  (642,897)     177     (363)
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............     587      22    15,633   (64,848)  (17,681)    (23,767)   55,250   (93,930)  30,037  (42,122)
 Capital gain
   distribution.............      --     148        --        --        --          --        --   109,516       --    3,011
                             -------  ------  --------  --------  --------  ----------  --------  --------  -------  -------
    Increase (decrease)
     in net assets from
     operations.............   1,039    (391)   23,316   (63,734)   52,497    (142,180)   82,795  (601,791)  29,847  (32,292)
                             -------  ------  --------  --------  --------  ----------  --------  --------  -------  -------
From capital
 transactions (note 4):
 Net premiums...............  29,958      --   114,330     7,875   284,267     898,688   397,224   451,107   35,501       --
 Death benefits.............      --      --        --        --        --      (1,486)       --      (554)      --       --
 Surrenders.................      --      --        --        --    (5,670)    (44,087)   (1,805)  (27,432)      --       --
 Administrative expenses....      --      (4)     (177)     (107)   (2,357)     (3,282)   (1,065)   (1,871)    (268)    (112)
 Capital contribution
   (withdrawal).............      --      --        --        --        --          --        --        --       --       --
 Transfers between
   subaccounts
   (including fixed
   account), net............  15,060    (788) (123,263) (132,695)  277,792  (2,144,319)  110,925  (655,650)  55,238       (1)
                             -------  ------  --------  --------  --------  ----------  --------  --------  -------  -------
    Increase (decrease)
     in net assets from
     capital transactions...  45,018    (792)   (9,110) (124,927)  554,032  (1,294,486)  505,279  (234,400)  90,471     (113)
                             -------  ------  --------  --------  --------  ----------  --------  --------  -------  -------
Increase (decrease) in
 net assets.................  46,057  (1,183)   14,206  (188,661)  606,529  (1,436,666)  588,074  (836,191) 120,318  (32,405)
Net assets at beginning
 of year....................      --   1,183    54,256   242,917   135,634   1,572,300   124,450   960,641   29,977   62,382
                             -------  ------  --------  --------  --------  ----------  --------  --------  -------  -------
Net assets at end of year... $46,057      --    68,462    54,256   742,163     135,634   712,524   124,450  150,295   29,977
                             =======  ======  ========  ========  ========  ==========  ========  ========  =======  =======
Change in units (note 5):
 Units purchased............   6,963     142    18,050     4,492   242,704     566,276   196,372   273,378   17,032       --
 Units redeemed.............  (1,822)   (238)  (18,064)  (14,755) (189,044)   (708,150) (143,551) (338,248)  (5,334)     (11)
                             -------  ------  --------  --------  --------  ----------  --------  --------  -------  -------
 Net increase (decrease)
   in units from capital
   transactions.............   5,141     (96)      (14)  (10,263)   53,660    (141,874)   52,821   (64,870)  11,698      (11)
                             =======  ======  ========  ========  ========  ==========  ========  ========  =======  =======

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 2

                                                FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
                             ------------------------------------------------------------------------------------------
                                                        FRANKLIN TEMPLETON
                                 FRANKLIN INCOME        VIP FOUNDING FUNDS        MUTUAL SHARES       TEMPLETON GROWTH
                                SECURITIES FUND --      ALLOCATION FUND --      SECURITIES FUND --   SECURITIES FUND --
                                  CLASS 2 SHARES          CLASS 2 SHARES          CLASS 2 SHARES       CLASS 2 SHARES
                             -----------------------  ----------------------  ---------------------  ------------------
                                                                                YEAR ENDED DECEMBER 31,
                             -------------------------------------------------------------------------------------------
                                 2009        2008        2009        2008        2009        2008      2009      2008
                             -----------  ----------  ----------  ----------  ----------  ---------  --------  --------
Increase (decrease) in
 net assets From
 operations:
 Net investment income
   (expense)................ $ 1,223,283     872,133      47,711      44,862      14,191     17,576     6,765     2,411
 Net realized gain
   (loss) on investments....  (1,871,008) (1,727,102)   (986,651)   (615,090)    193,387    (60,779)  (22,207)   (8,624)
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............   6,174,238  (7,097,255)  2,568,778  (3,102,202)    716,342   (371,047)  120,044  (170,054)
 Capital gain
   distribution.............          --     302,644          --     186,310          --     28,365        --    20,358
                             -----------  ----------  ----------  ----------  ----------  ---------  --------  --------
    Increase (decrease)
     in net assets from
     operations.............   5,526,513  (7,649,580)  1,629,838  (3,486,120)    923,920   (385,885)  104,602  (155,909)
                             -----------  ----------  ----------  ----------  ----------  ---------  --------  --------
From capital
 transactions (note 4):
 Net premiums...............     178,306   9,067,465      20,000   4,278,811   2,683,197    549,337   216,318    69,821
 Death benefits.............          --          --          --          --      (1,687)        --        --        --
 Surrenders.................    (678,330)   (614,206)   (296,500)   (113,610)   (123,526)   (51,932)   (4,937)  (35,667)
 Administrative expenses....     (84,759)    (52,424)    (31,817)    (19,838)    (18,665)    (3,971)     (839)     (855)
 Capital contribution
   (withdrawal).............          --          --          --          --          --         --        --        --
 Transfers between
   subaccounts
   (including fixed
   account), net............  (2,341,651)   (207,165)   (503,142)   (684,199)    (51,915) 2,011,867  (114,912)   (4,096)
                             -----------  ----------  ----------  ----------  ----------  ---------  --------  --------
    Increase (decrease)
     in net assets from
     capital transactions...  (2,926,434)  8,193,670    (811,459)  3,461,164   2,487,404  2,505,301    95,630    29,203
                             -----------  ----------  ----------  ----------  ----------  ---------  --------  --------
Increase (decrease) in
 net assets.................   2,600,079     544,090     818,379     (24,956)  3,411,324  2,119,416   200,232  (126,706)
Net assets at beginning
 of year....................  18,770,864  18,226,774   6,534,384   6,559,340   3,135,136  1,015,720   222,393   349,099
                             -----------  ----------  ----------  ----------  ----------  ---------  --------  --------
Net assets at end of year... $21,370,943  18,770,864   7,352,763   6,534,384   6,546,460  3,135,136   422,625   222,393
                             ===========  ==========  ==========  ==========  ==========  =========  ========  ========
Change in units (note 5):
 Units purchased............   3,111,066   2,976,420     933,610     926,279   1,283,947    497,433    60,858     9,120
 Units redeemed.............  (3,470,792) (2,192,669) (1,059,828)   (541,643) (1,002,061)  (129,745)  (45,393)   (5,609)
                             -----------  ----------  ----------  ----------  ----------  ---------  --------  --------
 Net increase (decrease)
   in units from capital
   transactions.............    (359,726)    783,751    (126,218)    384,636     281,886    367,688    15,465     3,511
                             ===========  ==========  ==========  ==========  ==========  =========  ========  ========

                                GE INVESTMENTS FUNDS, INC.
                             --------------------------------

                               CORE VALUE
                             EQUITY FUND --   INCOME FUND --
                             CLASS 1 SHARES   CLASS 1 SHARES
                             --------------  ----------------

                             ---------------------------------
                              2009    2008     2009     2008
                             ------  ------  -------  -------
Increase (decrease) in
 net assets From
 operations:
 Net investment income
   (expense)................    108      34    4,120    6,863
 Net realized gain
   (loss) on investments....  1,069     (29)  (3,788)  (2,144)
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............    988  (1,308)   8,500  (15,706)
 Capital gain
   distribution.............     --     118       --       --
                             ------  ------  -------  -------
    Increase (decrease)
     in net assets from
     operations.............  2,165  (1,185)   8,832  (10,987)
                             ------  ------  -------  -------
From capital
 transactions (note 4):
 Net premiums...............     --   4,620        4   33,739
 Death benefits.............     --      --       --       --
 Surrenders.................     --      --  (16,644)  (2,616)
 Administrative expenses....    (74)     (8)    (576)    (483)
 Capital contribution
   (withdrawal).............     --      --       --       --
 Transfers between
   subaccounts
   (including fixed
   account), net............ 17,461     380    4,339    3,399
                             ------  ------  -------  -------
    Increase (decrease)
     in net assets from
     capital transactions... 17,387   4,992  (12,877)  34,039
                             ------  ------  -------  -------
Increase (decrease) in
 net assets................. 19,552   3,807   (4,045)  23,052
Net assets at beginning
 of year....................  3,807      --  155,160  132,108
                             ------  ------  -------  -------
Net assets at end of year... 23,359   3,807  151,115  155,160
                             ======  ======  =======  =======
Change in units (note 5):
 Units purchased............  4,333     484    1,468    9,345
 Units redeemed............. (2,515)    (18)  (2,769)  (6,205)
                             ------  ------  -------  -------
 Net increase (decrease)
   in units from capital
   transactions.............  1,818     466   (1,301)   3,140
                             ======  ======  =======  =======

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 2

                                                              GE INVESTMENTS FUNDS, INC. (CONTINUED)
                             --------------------------------------------------------------------------------------
                                                                             REAL ESTATE
                               MID-CAP EQUITY                                SECURITIES
                               FUND -- CLASS 1                             FUND -- CLASS 1
                                   SHARES           MONEY MARKET FUND          SHARES        S&P 500(R) INDEX FUND
                             ------------------  ----------------------  ------------------  ---------------------
                                                                     YEAR ENDED DECEMBER 31,
                             --------------------------------------------------------------------------------------
                               2009      2008       2009        2008        2009      2008      2009       2008
                             --------  --------  ----------  ----------  ---------  -------  ---------  ----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................ $ (1,118)  (14,763)   (100,426)     22,279     52,683   47,015      8,991     (18,093)
 Net realized gain
   (loss) on investments....  (14,423) (570,415)          1          --    154,730  (33,747)  (206,653)   (778,828)
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............   43,829    66,659           1          (3)   181,013  (37,159)   400,826    (243,762)
 Capital gain
   distribution.............       --     1,470          --          --         --       --         --       2,635
                             --------  --------  ----------  ----------  ---------  -------  ---------  ----------
    Increase (decrease)
     in net assets from
     operations.............   28,288  (517,049)   (100,424)     22,276    388,426  (23,891)   203,164  (1,038,048)
                             --------  --------  ----------  ----------  ---------  -------  ---------  ----------
From capital
 transactions (note 4):
 Net premiums...............       --   481,765  15,220,169   4,915,051    634,253  170,468         --     759,679
 Death benefits.............       --      (545) (3,969,535) (2,576,745)      (339)      --         --        (881)
 Surrenders.................   (5,871)  (23,907)   (521,191)   (434,236)   (23,751)  (3,472)   (26,867)    (35,313)
 Administrative expenses....     (342)   (1,559)    (30,957)     (9,037)    (4,892)    (867)      (275)     (2,895)
 Capital contribution
   (withdrawal).............       --        --          --          --         --       --         --          --
 Transfers between
   subaccounts
   (including fixed
   account), net............   (6,453) (668,758) (3,065,348)  2,475,399   (142,587) 451,833    357,730  (1,152,105)
                             --------  --------  ----------  ----------  ---------  -------  ---------  ----------
    Increase (decrease)
     in net assets from
     capital transactions...  (12,666) (213,004)  7,633,138   4,370,432    462,684  617,962    330,588    (431,515)
                             --------  --------  ----------  ----------  ---------  -------  ---------  ----------
Increase (decrease) in
 net assets.................   15,622  (730,053)  7,532,714   4,392,708    851,110  594,071    533,752  (1,469,563)
Net assets at beginning
 of year....................   77,801   807,854   7,301,451   2,908,743    757,613  163,542    480,198   1,949,761
                             --------  --------  ----------  ----------  ---------  -------  ---------  ----------
Net assets at end of year... $ 93,423    77,801  14,834,165   7,301,451  1,608,723  757,613  1,013,950     480,198
                             ========  ========  ==========  ==========  =========  =======  =========  ==========
Change in units (note 5):
 Units purchased............   88,221   282,966   4,749,341   1,719,038    417,631  144,788    263,337     439,875
 Units redeemed.............  (89,690) (344,069) (3,982,625) (1,294,765)  (357,995) (40,731)  (217,610)   (546,946)
                             --------  --------  ----------  ----------  ---------  -------  ---------  ----------
 Net increase (decrease)
   in units from capital
   transactions.............   (1,469)  (61,103)    766,716     424,273     59,636  104,057     45,727    (107,071)
                             ========  ========  ==========  ==========  =========  =======  =========  ==========

                             -----------------

                             SMALL-CAP EQUITY
                              FUND -- CLASS 1
                                  SHARES
                             ----------------

                             -----------------
                               2009     2008
                             -------  -------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................  (1,215)    (750)
 Net realized gain
   (loss) on investments....   3,876   (4,006)
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............  26,232  (47,181)
 Capital gain
   distribution.............      --      651
                             -------  -------
    Increase (decrease)
     in net assets from
     operations.............  28,893  (51,286)
                             -------  -------
From capital
 transactions (note 4):
 Net premiums...............  25,361    5,000
 Death benefits.............      --       --
 Surrenders.................     (86)      --
 Administrative expenses....    (273)    (155)
 Capital contribution
   (withdrawal).............      --       --
 Transfers between
   subaccounts
   (including fixed
   account), net............   5,074   (1,427)
                             -------  -------
    Increase (decrease)
     in net assets from
     capital transactions...  30,076    3,418
                             -------  -------
Increase (decrease) in
 net assets.................  58,969  (47,868)
Net assets at beginning
 of year....................  86,395  134,263
                             -------  -------
Net assets at end of year... 145,364   86,395
                             =======  =======
Change in units (note 5):
 Units purchased............  10,394      989
 Units redeemed.............  (6,677)    (471)
                             -------  -------
 Net increase (decrease)
   in units from capital
   transactions.............   3,717      518
                             =======  =======

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 2

                               GE INVESTMENTS FUNDS, INC. (CONTINUED)
                             ------------------------------------------  ---------------------
                                                                          GENWORTH   GENWORTH
                                                                           40/60      60/40
                                                                           INDEX      INDEX
                                                                         ALLOCATION ALLOCATION
                                                          U.S. EQUITY     FUND --    FUND --
                                   TOTAL RETURN         FUND -- CLASS 1   SERVICE    SERVICE
                              FUND -- CLASS 3 SHARES        SHARES         SHARES     SHARES
                             ------------------------  ----------------  ---------- ----------
                                                                              PERIOD FROM
                                       YEAR ENDED DECEMBER 31,              DECEMBER 09 TO
                             ------------------------------------------      DECEMBER 31,
                                 2009         2008       2009     2008           2009
                             -----------  -----------  -------  -------  --------------------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................ $   (32,225)     123,178      459      149       (45)      (210)
 Net realized gain
   (loss) on investments....  (5,061,838)  (3,940,741) (10,992)  (1,735)       --         (4)
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............  13,536,582  (16,154,090)  14,696  (10,699)     (338)    (3,043)
 Capital gain
   distribution.............          --      257,698       --      203        --         --
                             -----------  -----------  -------  -------   -------    -------
    Increase (decrease)
     in net assets from
     operations.............   8,442,519  (19,713,955)   4,163  (12,082)     (383)    (3,257)
                             -----------  -----------  -------  -------   -------    -------
From capital
 transactions (note 4):
 Net premiums...............  23,708,853   23,894,618    2,000       --   112,349    580,000
 Death benefits.............          --     (128,382)      --       --        --         --
 Surrenders.................  (2,052,847)  (1,744,264)      --   (2,036)       --         --
 Administrative expenses....    (208,854)    (119,689)    (138)      --        --         --
 Capital contribution
   (withdrawal).............          --           --       --       --    15,000     10,500
 Transfers between
   subaccounts
   (including fixed
   account), net............  (3,290,574)  (1,295,555)  52,789    1,893        29        206
                             -----------  -----------  -------  -------   -------    -------
    Increase (decrease)
     in net assets from
     capital transactions...  18,156,578   20,606,728   54,651     (143)  127,378    590,706
                             -----------  -----------  -------  -------   -------    -------
Increase (decrease) in
 net assets.................  26,599,097      892,773   58,814  (12,225)  126,995    587,449
Net assets at beginning
 of year....................  47,858,917   46,966,144   18,859   31,084        --         --
                             -----------  -----------  -------  -------   -------    -------
Net assets at end of year... $74,458,014   47,858,917   77,673   18,859   126,995    587,449
                             ===========  ===========  =======  =======   =======    =======
Change in units (note 5):
 Units purchased............   9,882,828    6,573,214   20,463      173    11,124     59,653
 Units redeemed.............  (8,145,852)  (4,751,382) (15,128)    (276)       --     (1,696)
                             -----------  -----------  -------  -------   -------    -------
 Net increase (decrease)
   in units from capital
   transactions.............   1,736,976    1,821,832    5,335     (103)   11,124     57,957
                             ===========  ===========  =======  =======   =======    =======

                               GENWORTH VARIABLE INSURANCE TRUST
                             ---------------------------------------------------------





                               GENWORTH CALAMOS GROWTH     GENWORTH COLUMBIA MID CAP
                                FUND -- SERVICE SHARES    VALUE FUND -- SERVICE SHARES
                             ---------------------------- ---------------------------
                                            PERIOD FROM                  PERIOD FROM
                              YEAR ENDED  SEPTEMBER 04 TO  YEAR ENDED  SEPTEMBER 04 TO
                             DECEMBER 31,  DECEMBER 31,   DECEMBER 31,  DECEMBER 31,
                                 2009          2008           2009          2008
                             ------------ --------------- ------------ ---------------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................      (687)         --            (6,500)         2,210
 Net realized gain
   (loss) on investments....    15,471          --           186,560         (7,078)
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............     6,509          --           202,029        (15,735)
 Capital gain
   distribution.............        --          --                --             --
                               -------          --         ---------      ---------
    Increase (decrease)
     in net assets from
     operations.............    21,293          --           382,089        (20,603)
                               -------          --         ---------      ---------
From capital
 transactions (note 4):
 Net premiums...............   190,725          --           966,219        202,428
 Death benefits.............        --          --              (677)            --
 Surrenders.................      (648)         --           (38,261)        (6,067)
 Administrative expenses....      (212)         --            (6,683)          (881)
 Capital contribution
   (withdrawal).............        --          --                --             --
 Transfers between
   subaccounts
   (including fixed
   account), net............    (1,950)         --          (119,095)       832,764
                               -------          --         ---------      ---------
    Increase (decrease)
     in net assets from
     capital transactions...   187,915          --           801,503      1,028,244
                               -------          --         ---------      ---------
Increase (decrease) in
 net assets.................   209,208          --         1,183,592      1,007,641
Net assets at beginning
 of year....................        --          --         1,007,641             --
                               -------          --         ---------      ---------
Net assets at end of year...   209,208          --         2,191,233      1,007,641
                               =======          ==         =========      =========
Change in units (note 5):
 Units purchased............    38,399          --           490,670        197,027
 Units redeemed.............   (17,216)         --          (399,654)       (43,654)
                               -------          --         ---------      ---------
 Net increase (decrease)
   in units from capital
   transactions.............    21,183          --            91,016        153,373
                               =======          ==         =========      =========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 2


                             ----------------------------



                              GENWORTH DAVIS NY VENTURE
                                FUND -- SERVICE SHARES
                             ----------------------------
                                            PERIOD FROM
                              YEAR ENDED  SEPTEMBER 04 TO
                             DECEMBER 31,  DECEMBER 31,
                                 2009          2008
                             ------------ ---------------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................   $ (1,084)          13
 Net realized gain
   (loss) on investments....     54,940            1
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............      9,402          332
 Capital gain
   distribution.............         --           --
                               --------        -----
    Increase (decrease)
     in net assets from
     operations.............     63,258          346
                               --------        -----
From capital
 transactions (note 4):
 Net premiums...............    322,232        7,500
 Death benefits.............         --           --
 Surrenders.................         --           --
 Administrative expenses....       (739)          --
 Capital contribution
   (withdrawal).............         --           --
 Transfers between
   subaccounts
   (including fixed
   account), net............    103,661          583
                               --------        -----
    Increase (decrease)
     in net assets from
     capital transactions...    425,154        8,083
                               --------        -----
Increase (decrease) in
 net assets.................    488,412        8,429
Net assets at beginning
 of year....................      8,429           --
                               --------        -----
Net assets at end of year...   $496,841        8,429
                               ========        =====
Change in units (note 5):
 Units purchased............     97,009        1,200
 Units redeemed.............    (46,170)          --
                               --------        -----
 Net increase (decrease)
   in units from capital
   transactions.............     50,839        1,200
                               ========        =====

                                                   GENWORTH VARIABLE INSURANCE TRUST (CONTINUED)
                             -----------------------------------------------------------------------------------------------------
                                                                                          GENWORTH
                                                                                           GROWTH
                              GENWORTH EATON VANCE LARGE     GENWORTH GOLDMAN SACHS      ALLOCATION
                                  CAP VALUE FUND --         ENHANCED CORE BOND INDEX      FUND --
                                    SERVICE SHARES           FUND -- SERVICE SHARES    SERVICE SHARES
                             ---------------------------  ---------------------------  --------------
                                            PERIOD FROM                  PERIOD FROM    PERIOD FROM
                              YEAR ENDED  SEPTEMBER 04 TO  YEAR ENDED  SEPTEMBER 04 TO DECEMBER 09 TO
                             DECEMBER 31,  DECEMBER 31,   DECEMBER 31,  DECEMBER 31,    DECEMBER 31,
                                 2009          2008           2009          2008            2009
                             ------------ --------------- ------------ --------------- --------------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................      8,613          3,402       241,921          9,002           (12)
 Net realized gain
   (loss) on investments....    343,680          8,032       233,951         14,922            --
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............    226,874         80,352      (286,643)       123,296          (168)
 Capital gain
   distribution.............         --             --         3,063             --            --
                              ---------      ---------     ---------      ---------        ------
    Increase (decrease)
     in net assets from
     operations.............    579,167         91,786       192,292        147,220          (180)
                              ---------      ---------     ---------      ---------        ------
From capital
 transactions (note 4):
 Net premiums...............  2,708,520        522,032     2,714,111        523,491        99,810
 Death benefits.............     (1,707)            --        (1,662)            --            --
 Surrenders.................    (95,478)       (16,128)     (109,113)       (16,909)           --
 Administrative expenses....    (18,269)        (2,463)      (19,474)        (2,444)           --
 Capital contribution
   (withdrawal).............         --             --            --             --           100
 Transfers between
   subaccounts
   (including fixed
   account), net............     92,326      1,995,547       653,682      1,888,845        (9,999)
                              ---------      ---------     ---------      ---------        ------
    Increase (decrease)
     in net assets from
     capital transactions...  2,685,392      2,498,988     3,237,544      2,392,983        89,911
                              ---------      ---------     ---------      ---------        ------
Increase (decrease) in
 net assets.................  3,264,559      2,590,774     3,429,836      2,540,203        89,731
Net assets at beginning
 of year....................  2,590,774             --     2,540,203             --            --
                              ---------      ---------     ---------      ---------        ------
Net assets at end of year...  5,855,333      2,590,774     5,970,039      2,540,203        89,731
                              =========      =========     =========      =========        ======
Change in units (note 5):
 Units purchased............  1,204,050        446,727       934,104        332,358         9,842
 Units redeemed.............   (898,747)      (105,313)     (639,561)       (92,157)         (986)
                              ---------      ---------     ---------      ---------        ------
 Net increase (decrease)
   in units from capital
   transactions.............    305,303        341,414       294,543        240,201         8,856
                              =========      =========     =========      =========        ======

                             -------------------------------------------
                                                             GENWORTH
                                 GENWORTH LEGG MASON         MODERATE
                                CLEARBRIDGE AGGRESSIVE      ALLOCATION
                                    GROWTH FUND --           FUND --
                                    SERVICE SHARES        SERVICE SHARES
                             ---------------------------  --------------
                                            PERIOD FROM    PERIOD FROM
                              YEAR ENDED  SEPTEMBER 04 TO DECEMBER 09 TO
                             DECEMBER 31,  DECEMBER 31,    DECEMBER 31,
                                 2009          2008            2009
                             ------------ --------------- --------------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................     (63,980)       (7,842)       11,475
 Net realized gain
   (loss) on investments....     709,326        21,738           237
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............     543,389       176,358        (9,831)
 Capital gain
   distribution.............          --            --            --
                              ----------     ---------       -------
    Increase (decrease)
     in net assets from
     operations.............   1,188,735       190,254         1,881
                              ----------     ---------       -------
From capital
 transactions (note 4):
 Net premiums...............   2,989,788       622,109       427,218
 Death benefits.............      (2,044)           --            --
 Surrenders.................    (114,906)      (19,471)           --
 Administrative expenses....     (21,807)       (2,942)           --
 Capital contribution
   (withdrawal).............          --            --           103
 Transfers between
   subaccounts
   (including fixed
   account), net............    (316,147)    2,331,798            (2)
                              ----------     ---------       -------
    Increase (decrease)
     in net assets from
     capital transactions...   2,534,884     2,931,494       427,319
                              ----------     ---------       -------
Increase (decrease) in
 net assets.................   3,723,619     3,121,748       429,200
Net assets at beginning
 of year....................   3,121,748            --            --
                              ----------     ---------       -------
Net assets at end of year...   6,845,367     3,121,748       429,200
                              ==========     =========       =======
Change in units (note 5):
 Units purchased............   1,299,124       554,728        62,253
 Units redeemed.............  (1,038,334)     (136,390)      (19,641)
                              ----------     ---------       -------
 Net increase (decrease)
   in units from capital
   transactions.............     260,790       418,338        42,612
                              ==========     =========       =======

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 2

                                                 GENWORTH VARIABLE INSURANCE TRUST (CONTINUED)
                             -------------------------------------------------------------------------------------
                                                                GENWORTH PUTNAM
                                                             INTERNATIONAL CAPITAL          GENWORTH THORNBURG
                              GENWORTH PIMCO STOCKSPLUS          OPPORTUNITIES             INTERNATIONAL VALUE
                                FUND -- SERVICE SHARES       FUND -- SERVICE SHARES       FUND -- SERVICE SHARES
                             ---------------------------  ---------------------------  ---------------------------
                                            PERIOD FROM                  PERIOD FROM                  PERIOD FROM
                              YEAR ENDED  SEPTEMBER 04 TO  YEAR ENDED  SEPTEMBER 04 TO  YEAR ENDED  SEPTEMBER 04 TO
                             DECEMBER 31,  DECEMBER 31,   DECEMBER 31,  DECEMBER 31,   DECEMBER 31,  DECEMBER 31,
                                 2009          2008           2009          2008           2009          2008
                             ------------ --------------- ------------ --------------- ------------ ---------------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................ $   702,321       129,244       232,854         (3,327)      (21,342)          314
 Net realized gain
   (loss) on investments....     958,759         7,963       416,660          4,372       221,283         7,840
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............    (116,339)     (230,530)      (63,177)        73,459       131,675        53,066
 Capital gain
   distribution.............     482,094       188,762           649             --            --            --
                             -----------     ---------     ---------      ---------     ---------       -------
    Increase (decrease)
     in net assets from
     operations.............   2,026,835        95,439       586,986         74,504       331,616        61,220
                             -----------     ---------     ---------      ---------     ---------       -------
From capital
 transactions (note 4):
 Net premiums...............   4,076,051       851,947     1,078,678        233,811       988,889       186,828
 Death benefits.............      (2,807)           --          (683)            --          (677)           --
 Surrenders.................    (156,310)      (25,902)      (41,067)        (6,839)      (37,670)       (6,402)
 Administrative expenses....     (29,947)       (3,951)       (8,134)        (1,060)       (6,723)         (919)
 Capital contribution
   (withdrawal).............          --            --            --             --            --            --
 Transfers between
   subaccounts
   (including fixed
   account), net............    (937,195)    3,262,917      (303,995)       822,399        (6,573)      738,679
                             -----------     ---------     ---------      ---------     ---------       -------
    Increase (decrease)
     in net assets from
     capital transactions...   2,949,792     4,085,011       724,799      1,048,311       937,246       918,186
                             -----------     ---------     ---------      ---------     ---------       -------
Increase (decrease) in
 net assets.................   4,976,627     4,180,450     1,311,785      1,122,815     1,268,862       979,406
Net assets at beginning
 of year....................   4,180,450            --     1,122,815             --       979,406            --
                             -----------     ---------     ---------      ---------     ---------       -------
Net assets at end of year... $ 9,157,077     4,180,450     2,434,600      1,122,815     2,248,268       979,406
                             ===========     =========     =========      =========     =========       =======
Change in units (note 5):
 Units purchased............   1,697,879       750,850       462,153        215,993       429,107       172,292
 Units redeemed.............  (1,418,426)     (172,983)     (400,660)       (52,622)     (334,680)      (44,124)
                             -----------     ---------     ---------      ---------     ---------       -------
 Net increase (decrease)
   in units from capital
   transactions.............     279,453       577,867        61,493        163,371        94,427       128,168
                             ===========     =========     =========      =========     =========       =======

                                          JANUS ASPEN SERIES
                             --------------------------------------------

                                   BALANCED                 FORTY
                             PORTFOLIO -- SERVICE   PORTFOLIO -- SERVICE
                                    SHARES                 SHARES
                             --------------------  ----------------------

                                        YEAR ENDED DECEMBER 31,
                             --------------------------------------------
                                2009       2008       2009        2008
                             ---------  ---------  ----------  ----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................    41,087     12,528     (69,742)    (48,406)
 Net realized gain
   (loss) on investments....    74,862   (212,323)    237,915    (273,273)
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............   529,397   (582,077)  1,335,010  (1,205,807)
 Capital gain
   distribution.............   122,559    199,270          --          --
                             ---------  ---------  ----------  ----------
    Increase (decrease)
     in net assets from
     operations.............   767,905   (582,602)  1,503,183  (1,527,486)
                             ---------  ---------  ----------  ----------
From capital
 transactions (note 4):
 Net premiums............... 1,770,295    747,117   3,058,109   1,875,508
 Death benefits.............        --         --      (2,095)     (1,353)
 Surrenders.................   (92,167)   (80,903)   (130,813)    (75,481)
 Administrative expenses....   (10,249)    (3,209)    (23,106)     (7,480)
 Capital contribution
   (withdrawal).............        --         --          --          --
 Transfers between
   subaccounts
   (including fixed
   account), net............   328,669   (104,575)   (346,329)    844,586
                             ---------  ---------  ----------  ----------
    Increase (decrease)
     in net assets from
     capital transactions... 1,996,548    558,430   2,555,766   2,635,780
                             ---------  ---------  ----------  ----------
Increase (decrease) in
 net assets................. 2,764,453    (24,172)  4,058,949   1,108,294
Net assets at beginning
 of year.................... 2,641,380  2,665,552   3,254,744   2,146,450
                             ---------  ---------  ----------  ----------
Net assets at end of year... 5,405,833  2,641,380   7,313,693   3,254,744
                             =========  =========  ==========  ==========
Change in units (note 5):
 Units purchased............   737,147    620,982   1,367,532     875,709
 Units redeemed.............  (561,994)  (570,945) (1,145,474)   (620,040)
                             ---------  ---------  ----------  ----------
 Net increase (decrease)
   in units from capital
   transactions.............   175,153     50,037     222,058     255,669
                             =========  =========  ==========  ==========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 2

                          LEGG MASON PARTNERS VARIABLE EQUITY TRUST                   MFS(R) VARIABLE INSURANCE TRUST
                     ---------------------------------------------------  ------------------------------------------------------
                        LEGG MASON                          LEGG MASON
                        CLEARBRIDGE       LEGG MASON       CLEARBRIDGE        MFS(R)
                         VARIABLE         CLEARBRIDGE        VARIABLE       INVESTORS
                        AGGRESSIVE      VARIABLE EQUITY    FUNDAMENTAL        TRUST          MFS(R) TOTAL       MFS(R) UTILITIES
                          GROWTH        INCOME BUILDER        VALUE         SERIES --      RETURN SERIES --        SERIES --
                       PORTFOLIO --      PORTFOLIO --      PORTFOLIO --      SERVICE            SERVICE             SERVICE
                         CLASS II          CLASS II          CLASS I       CLASS SHARES      CLASS SHARES         CLASS SHARES
                     ----------------  ----------------  ---------------  -------------  --------------------  -----------------
                                                               YEAR ENDED DECEMBER 31,
                     -----------------------------------------------------------------------------------------------------------
                       2009     2008     2009     2008    2009     2008    2009   2008      2009       2008      2009     2008
                     -------  -------  -------  -------  ------  -------  -----  ------  ---------  ---------  -------  --------
Increase
 (decrease) in
 net assets
From
 operations:
 Net
   investment
   income
   (expense)........ $  (423)    (457)     121       66      75      226      9     (19)    19,806     17,278    3,701    19,824
 Net realized
   gain (loss)
   on
   investments......    (544)    (177)   2,122  (10,594)   (250)    (342)  (126)    (60)   (13,322)   (73,516) (22,573)  (56,710)
 Change in
   unrealized
   appreciation
   (depreciation)
   on
   investments......  10,858  (19,452)    (416)   2,621   8,047  (16,943) 1,189  (2,639)   271,704   (360,243)  54,711   (97,253)
 Capital gain
   distribution.....      --       --       --      111      --       29     --     402         --     59,631       --    34,200
                     -------  -------  -------  -------  ------  -------  -----  ------  ---------  ---------  -------  --------
    Increase
     (decrease)
     in net
     assets
     from
     operations.....   9,891  (20,086)   1,827   (7,796)  7,872  (17,030) 1,072  (2,316)   278,188   (356,850)  35,839   (99,939)
                     -------  -------  -------  -------  ------  -------  -----  ------  ---------  ---------  -------  --------
From capital
 transactions
 (note 4):
 Net premiums.......      --    8,435       --       --      --       --     --      --  1,241,759    514,640   30,820    22,975
 Death benefits.....      --       --       --       --      --       --     --      --         --     (3,228)      --        --
 Surrenders.........      --       --       --     (433)     --       --     --      --    (36,474)   (32,230)    (352)   (8,854)

   Administrative
   expenses.........    (144)    (121)      --       (5)    (60)     (83)    (5)     (5)    (6,076)    (2,210)    (443)     (247)
 Capital
   contribution
   (withdrawal).....      --       --       --       --      --       --     --      --         --         --       --        --
 Transfers
   between
   subaccounts
   (including
   fixed
   account),
   net..............    (170)     445     (945)  (9,775)    321     (302)  (177)   (270)   171,404    227,437   45,925  (185,381)
                     -------  -------  -------  -------  ------  -------  -----  ------  ---------  ---------  -------  --------
    Increase
     (decrease)
     in net
     assets
     from
     capital
     transactions...    (314)   8,759     (945) (10,213)    261     (385)  (182)   (275) 1,370,613    704,409   75,950  (171,507)
                     -------  -------  -------  -------  ------  -------  -----  ------  ---------  ---------  -------  --------
Increase
 (decrease) in
 net assets.........   9,577  (11,327)     882  (18,009)  8,133  (17,415)   890  (2,591) 1,648,801    347,559  111,789  (271,446)
Net assets at
 beginning of
 year...............  30,289   41,616    9,610   27,619  28,291   45,706  4,428   7,019  1,477,544  1,129,985  122,099   393,545
                     -------  -------  -------  -------  ------  -------  -----  ------  ---------  ---------  -------  --------
Net assets at
 end of year........ $39,866   30,289   10,492    9,610  36,424   28,291  5,318   4,428  3,126,345  1,477,544  233,888   122,099
                     =======  =======  =======  =======  ======  =======  =====  ======  =========  =========  =======  ========
Change in
 units (note
 5):
 Units
   purchased........     119      964   17,764   20,375      43       --     --      --    613,928    182,455   13,528    27,156
 Units redeemed.....    (152)     (37) (17,904) (21,634)    (10)     (61)   (22)    (25)  (476,679)  (105,599)  (7,650)  (39,625)
                     -------  -------  -------  -------  ------  -------  -----  ------  ---------  ---------  -------  --------
 Net increase
   (decrease)
   in units
   from
   capital
   transactions.....     (33)     927     (140)  (1,259)     33      (61)   (22)    (25)   137,249     76,856    5,878   (12,469)
                     =======  =======  =======  =======  ======  =======  =====  ======  =========  =========  =======  ========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 2

                                                                OPPENHEIMER VARIABLE ACCOUNT FUNDS
                             -----------------------------------------------------------------------------------
                                                     OPPENHEIMER
                                 OPPENHEIMER           CAPITAL       OPPENHEIMER GLOBAL      OPPENHEIMER MAIN
                                   BALANCED         APPRECIATION         SECURITIES               STREET
                                  FUND/VA --         FUND/VA --          FUND/VA --             FUND/VA --
                                SERVICE SHARES     SERVICE SHARES      SERVICE SHARES         SERVICE SHARES
                             -------------------  ----------------  --------------------  ---------------------
                                                                      YEAR ENDED DECEMBER 31,
                             -----------------------------------------------------------------------------------
                                2009      2008      2009     2008      2009       2008       2009        2008
                             ---------  --------  -------  -------  ---------  ---------  ----------  ---------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................ $  (8,693)    6,940   (2,423)  (1,106)     3,256     (5,402)     (8,458)    (9,560)
 Net realized gain
   (loss) on investments....   (35,517)  (68,565)  30,615  (18,459)   364,675    (12,920)    666,575    (21,727)
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............   126,146  (220,249)  48,850  (46,158)   299,056     40,137     567,756     17,839
 Capital gain
   distribution.............        --    23,458       --       --     43,388      3,618          --     11,805
                             ---------  --------  -------  -------  ---------  ---------  ----------  ---------
    Increase (decrease)
     in net assets from
     operations.............    81,936  (258,416)  77,042  (65,723)   710,375     25,433   1,225,873     (1,643)
                             ---------  --------  -------  -------  ---------  ---------  ----------  ---------
From capital
 transactions (note 4):
 Net premiums...............    78,686   157,627   90,390   62,588  1,824,939    410,028   3,619,042    804,594
 Death benefits.............        --        --       --       --     (1,025)        --      (2,396)        --
 Surrenders.................   (20,074)  (17,482)    (585)      --    (60,873)   (11,384)   (161,429)   (27,602)
 Administrative expenses....      (821)     (580)    (853)    (125)   (12,256)    (1,964)    (26,802)    (4,317)
 Capital contribution
   (withdrawal).............        --        --       --       --         --         --          --         --
 Transfers between
   subaccounts
   (including fixed
   account), net............     8,437    58,266  (24,950)  66,666   (241,300) 1,226,215    (276,299) 2,913,403
                             ---------  --------  -------  -------  ---------  ---------  ----------  ---------
    Increase (decrease)
     in net assets from
     capital transactions...    66,228   197,831   64,002  129,129  1,509,485  1,622,895   3,152,116  3,686,078
                             ---------  --------  -------  -------  ---------  ---------  ----------  ---------
Increase (decrease) in
 net assets.................   148,164   (60,585) 141,044   63,406  2,219,860  1,648,328   4,377,989  3,684,435
Net assets at beginning
 of year....................   405,862   466,447  111,034   47,628  1,691,615     43,287   3,920,074    235,639
                             ---------  --------  -------  -------  ---------  ---------  ----------  ---------
Net assets at end of year... $ 554,026   405,862  252,078  111,034  3,911,475  1,691,615   8,298,063  3,920,074
                             =========  ========  =======  =======  =========  =========  ==========  =========
Change in units (note 5):
 Units purchased............   259,282   105,048   37,594   44,525    784,586    319,849   1,747,573    729,770
 Units redeemed.............  (250,323)  (78,615) (27,592) (31,536)  (636,590)   (76,923) (1,406,078)  (177,844)
                             ---------  --------  -------  -------  ---------  ---------  ----------  ---------
 Net increase (decrease)
   in units from capital
   transactions.............     8,959    26,433   10,002   12,989    147,996    242,926     341,495    551,926
                             =========  ========  =======  =======  =========  =========  ==========  =========

                             ---------------------

                               OPPENHEIMER MAIN
                               STREET SMALL CAP
                                  FUND/VA --
                                SERVICE SHARES
                             --------------------

                             ---------------------
                                2009       2008
                             ---------  ---------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................    (8,007)   (13,190)
 Net realized gain
   (loss) on investments....    24,501   (596,728)
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............   262,487   (172,351)
 Capital gain
   distribution.............        --     64,582
                             ---------  ---------
    Increase (decrease)
     in net assets from
     operations.............   278,981   (717,687)
                             ---------  ---------
From capital
 transactions (note 4):
 Net premiums...............   665,089    842,484
 Death benefits.............      (348)      (787)
 Surrenders.................   (28,452)   (38,132)
 Administrative expenses....    (4,552)    (3,033)
 Capital contribution
   (withdrawal).............        --         --
 Transfers between
   subaccounts
   (including fixed
   account), net............  (145,442)  (604,457)
                             ---------  ---------
    Increase (decrease)
     in net assets from
     capital transactions...   486,295    196,075
                             ---------  ---------
Increase (decrease) in
 net assets.................   765,276   (521,612)
Net assets at beginning
 of year....................   710,187  1,231,799
                             ---------  ---------
Net assets at end of year... 1,475,463    710,187
                             =========  =========
Change in units (note 5):
 Units purchased............   455,781    550,846
 Units redeemed.............  (401,969)  (561,279)
                             ---------  ---------
 Net increase (decrease)
   in units from capital
   transactions.............    53,812    (10,433)
                             =========  =========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 2

                                                                     PIMCO VARIABLE INSURANCE TRUST
                             ---------------------------------------------------------------------------------------
                                                                            LONG-TERM
                                 ALL ASSET           HIGH YIELD          U.S. GOVERNMENT          LOW DURATION
                                PORTFOLIO --        PORTFOLIO --           PORTFOLIO --           PORTFOLIO --
                               ADVISOR CLASS    ADMINISTRATIVE CLASS   ADMINISTRATIVE CLASS   ADMINISTRATIVE CLASS
                                   SHARES              SHARES                 SHARES                 SHARES
                             -----------------  --------------------  ---------------------  ----------------------
                                                                        YEAR ENDED DECEMBER 31,
                             ---------------------------------------------------------------------------------------
                               2009      2008      2009       2008       2009       2008        2009        2008
                             --------  -------  ---------  ---------  ---------  ----------  ----------  ----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................ $  8,903    5,425    129,433     18,581    148,351      42,044     737,537     318,608
 Net realized gain
   (loss) on investments....    9,399  (67,835)   242,712    (11,968)   (51,683)     58,226      64,504    (383,604)
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............   10,027  (16,658)   227,567    (18,291)  (292,722)     58,684     158,268    (446,758)
 Capital gain
   distribution.............       --      294         --      3,582    103,987       6,049     372,162      95,620
                             --------  -------  ---------  ---------  ---------  ----------  ----------  ----------
    Increase (decrease)
     in net assets from
     operations.............   28,329  (78,774)   599,712     (8,096)   (92,067)    165,003   1,332,471    (416,134)
                             --------  -------  ---------  ---------  ---------  ----------  ----------  ----------
From capital
 transactions (note 4):
 Net premiums...............   23,664   35,641  1,255,258    247,130  1,466,505   1,080,179   8,578,687   6,835,323
 Death benefits.............       --       --       (678)        --       (667)     (1,526)     (5,333)     (9,271)
 Surrenders.................     (512)      --    (62,530)    (9,589)   (50,267)   (139,759)   (416,536)   (394,898)
 Administrative expenses....     (652)      (4)   (10,135)    (1,044)    (9,988)     (4,614)    (67,148)    (27,219)
 Capital contribution
   (withdrawal).............       --       --         --         --         --          --          --          --
 Transfers between
   subaccounts
   (including fixed
   account), net............    8,526  158,997    195,316    868,521    524,502  (1,574,024)  1,992,925  (6,191,862)
                             --------  -------  ---------  ---------  ---------  ----------  ----------  ----------
    Increase (decrease)
     in net assets from
     capital transactions...   31,026  194,634  1,377,231  1,105,018  1,930,085    (639,744) 10,082,595     212,073
                             --------  -------  ---------  ---------  ---------  ----------  ----------  ----------
Increase (decrease) in
 net assets.................   59,355  115,860  1,976,943  1,096,922  1,838,018    (474,741) 11,415,066    (204,061)
Net assets at beginning
 of year....................  115,860       --  1,148,559     51,637  1,144,453   1,619,194   9,672,913   9,876,974
                             --------  -------  ---------  ---------  ---------  ----------  ----------  ----------
Net assets at end of year... $175,215  115,860  3,125,502  1,148,559  2,982,471   1,144,453  21,087,979   9,672,913
                             ========  =======  =========  =========  =========  ==========  ==========  ==========
Change in units (note 5):
 Units purchased............   13,575   37,131    530,498    179,423    519,407     573,036   3,498,628   3,673,959
 Units redeemed.............  (10,365) (24,845)  (399,210)   (41,256)  (361,079)   (630,566) (2,605,180) (3,680,500)
                             --------  -------  ---------  ---------  ---------  ----------  ----------  ----------
 Net increase (decrease)
   in units from capital
   transactions.............    3,210   12,286    131,288    138,167    158,328     (57,530)    893,448      (6,541)
                             ========  =======  =========  =========  =========  ==========  ==========  ==========

                             ----------------------

                                  TOTAL RETURN
                                  PORTFOLIO --
                              ADMINISTRATIVE CLASS
                                     SHARES
                             ---------------------

                             ----------------------
                                2009        2008
                             ----------  ---------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................    356,067    122,876
 Net realized gain
   (loss) on investments....     93,581    (14,938)
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............     19,199    (53,012)
 Capital gain
   distribution.............    160,334     30,948
                             ----------  ---------
    Increase (decrease)
     in net assets from
     operations.............    629,181     85,874
                             ----------  ---------
From capital
 transactions (note 4):
 Net premiums...............  4,828,416  2,174,293
 Death benefits.............     (1,655)    (1,566)
 Surrenders.................   (188,563)   (83,788)
 Administrative expenses....    (32,795)    (8,065)
 Capital contribution
   (withdrawal).............         --         --
 Transfers between
   subaccounts
   (including fixed
   account), net............  1,296,028    226,765
                             ----------  ---------
    Increase (decrease)
     in net assets from
     capital transactions...  5,901,431  2,307,639
                             ----------  ---------
Increase (decrease) in
 net assets.................  6,530,612  2,393,513
Net assets at beginning
 of year....................  4,234,255  1,840,742
                             ----------  ---------
Net assets at end of year... 10,764,867  4,234,255
                             ==========  =========
Change in units (note 5):
 Units purchased............  1,410,549    851,042
 Units redeemed.............   (927,527)  (648,202)
                             ----------  ---------
 Net increase (decrease)
   in units from capital
   transactions.............    483,022    202,840
                             ==========  =========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 2

                                                                                            THE UNIVERSAL
                                                                                         INSTITUTIONAL FUNDS,
                                             THE PRUDENTIAL SERIES FUND                         INC.
                             ----------------------------------------------------------  ------------------
                              JENNISON 20/20 FOCUS     JENNISON      NATURAL RESOURCES    EQUITY AND INCOME
                                  PORTFOLIO --       PORTFOLIO --       PORTFOLIO --        PORTFOLIO --
                                CLASS II SHARES     CLASS II SHARES   CLASS II SHARES      CLASS II SHARES
                             ---------------------  --------------  -------------------  ------------------
                                                                    YEAR ENDED DECEMBER 31,
                             --------------------------------------------------------------------------------
                                2009       2008      2009    2008      2009      2008       2009       2008
                             ---------  ----------  ------  ------  ---------  --------  ---------   -------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................ $  (3,622)     97,659      (3)    (30)    77,713    74,760     18,312     1,635
 Net realized gain
   (loss) on investments....    (8,869) (1,175,723)   (979)     (2)   (24,435) (274,073)    31,395   (28,329)
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............   132,895     (40,042)    913  (1,241)   528,724  (405,794)   285,122   (25,211)
 Capital gain
   distribution.............        --          --      --      --         --        --         --     4,126
                             ---------  ----------  ------  ------  ---------  --------  ---------   -------
    Increase (decrease)
     in net assets from
     operations.............   120,404  (1,118,106)    (69) (1,273)   582,002  (605,107)   334,829   (47,779)
                             ---------  ----------  ------  ------  ---------  --------  ---------   -------
From capital
 transactions (note 4):
 Net premiums...............    30,189     924,726      --      --  1,853,594   570,392    102,850    91,564
 Death benefits.............        --      (1,109)     --      --       (324)     (221)        --        --
 Surrenders.................   (23,805)    (45,920)     --      --    (18,289)  (15,397)   (48,624)   (8,630)
 Administrative expenses....      (779)     (4,007)     --      (2)    (4,905)   (1,707)    (9,884)     (344)
 Capital contribution
   (withdrawal).............        --          --      --      --         --        --         --        --
 Transfers between
   subaccounts
   (including fixed
   account), net............    15,835  (1,328,656) (1,984)     (2)  (282,671)   95,097  1,164,817   (65,793)
                             ---------  ----------  ------  ------  ---------  --------  ---------   -------
    Increase (decrease)
     in net assets from
     capital transactions...    21,440    (454,966) (1,984)     (4) 1,547,405   648,164  1,209,159    16,797
                             ---------  ----------  ------  ------  ---------  --------  ---------   -------
Increase (decrease) in
 net assets.................   141,844  (1,573,072) (2,053) (1,277) 2,129,407    43,057  1,543,988   (30,982)
Net assets at beginning
 of year....................   224,327   1,797,399   2,053   3,330    670,379   627,322    116,074   147,056
                             ---------  ----------  ------  ------  ---------  --------  ---------   -------
Net assets at end of year... $ 366,171     224,327      --   2,053  2,799,786   670,379  1,660,062   116,074
                             =========  ==========  ======  ======  =========  ========  =========   =======
Change in units (note 5):
 Units purchased............   174,948     566,137      --      --    425,315   223,583    240,036    63,440
 Units redeemed.............  (173,450)   (691,265)   (275)     --   (298,439) (170,800)   (68,981)  (62,858)
                             ---------  ----------  ------  ------  ---------  --------  ---------   -------
 Net increase (decrease)
   in units from capital
   transactions.............     1,498    (125,128)   (275)     --    126,876    52,783    171,055       582
                             =========  ==========  ======  ======  =========  ========  =========   =======

                                VAN KAMPEN LIFE
                               INVESTMENT TRUST
                             --------------------
                                   COMSTOCK
                                 PORTFOLIO --
                                CLASS II SHARES
                             --------------------

                             --------------------
                               2009       2008
                             --------  ----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................    5,697      17,898
 Net realized gain
   (loss) on investments....    2,583  (1,277,445)
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............   47,264      36,373
 Capital gain
   distribution.............       --     101,960
                             --------  ----------
    Increase (decrease)
     in net assets from
     operations.............   55,544  (1,121,214)
                             --------  ----------
From capital
 transactions (note 4):
 Net premiums...............  165,028   1,206,410
 Death benefits.............       --      (1,449)
 Surrenders.................   (9,830)    (57,402)
 Administrative expenses....   (1,077)     (4,229)
 Capital contribution
   (withdrawal).............       --          --
 Transfers between
   subaccounts
   (including fixed
   account), net............  (17,823) (1,869,275)
                             --------  ----------
    Increase (decrease)
     in net assets from
     capital transactions...  136,298    (725,945)
                             --------  ----------
Increase (decrease) in
 net assets.................  191,842  (1,847,159)
Net assets at beginning
 of year....................  124,160   1,971,319
                             --------  ----------
Net assets at end of year...  316,002     124,160
                             ========  ==========
Change in units (note 5):
 Units purchased............  294,008     807,295
 Units redeemed............. (275,788)   (984,073)
                             --------  ----------
 Net increase (decrease)
   in units from capital
   transactions.............   18,220    (176,778)
                             ========  ==========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 2

                         Notes to Financial Statements

                               December 31, 2009

(1)DESCRIPTION OF ENTITY

   Genworth Life & Annuity VA Separate Account 2 (the "Separate Account") is a separate investment account established on June 5, 2002 by Genworth Life and Annuity Insurance Company ("GLAIC"), pursuant to the laws of the Commonwealth of Virginia. The Separate Account has subaccounts that currently invest in open-end mutual funds ("Portfolios"). Such Portfolios are not sold directly to the general public. The Portfolios are sold to GLAIC, and they may also be sold to other insurance companies that issue variable annuity contracts and variable life insurance policies, including affiliated insurance companies of GLAIC. In addition, the Portfolios may be sold to retirement plans. GLAIC uses the Separate Account to support flexible premium variable deferred and immediate annuity contracts issued by GLAIC, as well as other purposes permitted by law.

   Currently, there are multiple subaccounts of the Separate Account available under each contract. Each subaccount invests exclusively in shares representing an interest in a separate corresponding Portfolio (a division of a Fund, the assets of which are separate from other Portfolios that may be available in the
Fund).

   The assets of the Separate Account belong to GLAIC. Nonetheless, GLAIC does not charge the assets in the Separate Account attributable to the contracts with liabilities arising out of any other business that GLAIC may conduct. The assets of the Separate Account will, however, be available to cover the liabilities of GLAIC's General Account to the extent that the assets of the Separate Account exceed the liabilities arising under the contracts supported by it. Income and both realized and unrealized gains or losses from the assets of the Separate Account are credited to or charged against the Separate Account without regard to the income, gains or losses arising out of any other business GLAIC may conduct. Guarantees made under the contracts, including any rider options, are based on the claims paying ability of GLAIC to the extent that the amount of the guarantee exceeds the assets available in the Separate Account.

   The Separate Account is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940, as amended. The Separate Account meets the definition of a separate account under the Federal securities laws. Registration with the SEC does not involve supervision of the management or investment practices or policies of the Separate Account by the SEC. Contract owners assume the full investment risk for amounts allocated by contract owners to the Separate Account.

   Effective December 9, 2009, the following Portfolios were added to the Separate Account:

Genworth Variable Insurance Trust -- Genworth 40/60 Index    Genworth Variable Insurance Trust -- Genworth Growth
  Allocation Fund -- Service Shares                            Allocation Fund -- Service Shares
Genworth Variable Insurance Trust -- Genworth 60/40 Index    Genworth Variable Insurance Trust -- Genworth Moderate
  Allocation Fund -- Service Shares                            Allocation Fund -- Service Shares

   The following Portfolios were not available as investment options for contracts issued on or after September 8, 2008:

AIM Variable Insurance Funds -- AIM V.I. Basic Value Fund    Legg Mason Partners Variable Equity Trust -- Legg Mason
  -- Series II shares                                          ClearBridge Variable Aggressive Growth Portfolio -- Class
BlackRock Variable Series Funds, Inc. -- BlackRock Large       II
  Cap Growth V.I. Fund -- Class III Shares                   Legg Mason Partners Variable Equity Trust -- Legg Mason
GE Investments Funds, Inc. -- Income Fund -- Class 1 Shares    ClearBridge Variable Fundamental Value Portfolio -- Class
GE Investments Funds, Inc. -- Mid-Cap Equity Fund -- Class     I
  1 Shares                                                   MFS(R) Variable Insurance Trust -- MFS(R) Investors Trust
GE Investments Funds, Inc. -- Premier Growth Equity Fund --    Series -- Service Class Shares
  Class 1 Shares                                             Oppenheimer Variable Account Funds -- Oppenheimer MidCap
GE Investments Funds, Inc. -- S&P 500(R) Index Fund            Fund/VA -- Service Shares

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 2

                               December 31, 2009


   As of December 31, 2009, the following Portfolios were available as investment options for contracts, but not shown on the financial statements due to not having had any activity from January 1, 2008 through December 31, 2009:

AIM Variable Insurance Funds -- AIM V.I. Capital             Oppenheimer Variable Account Funds -- Oppenheimer MidCap
  Appreciation Fund -- Series I shares                         Fund/VA -- Service Shares
GE Investments Funds, Inc. -- Premier Growth Equity Fund --  Van Kampen Life Investment Trust -- Capital Growth
  Class 1 Shares                                               Portfolio -- Class II Shares
MFS(R) Variable Insurance Trust -- MFS(R) Investors Growth
  Stock Series -- Service Class Shares

   All designated Portfolios listed above are series type mutual funds.

(2)SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

  (A) BASIS OF PRESENTATION

   These financial statements have been prepared on the basis of U.S. generally accepted accounting principles ("U.S. GAAP"). Preparing financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect amounts and disclosures reported therein. Actual results could differ from those estimates.

  (B) INVESTMENTS

   Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Separate Account uses a market approach as the valuation technique due to the nature of the mutual fund investments offered in the Separate Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs. Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation.

   VALUATION INPUTS: Various inputs are used to determine the value of the fund's investments. These inputs are summarized in the three broad levels listed below:

  .  LEVEL 1 -- quoted prices in active markets for identical securities

  . LEVEL 2 -- observable inputs other than Level 1 quoted prices (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds and credit risk)

  .  LEVEL 3 -- unobservable inputs

   The investments of the Separate Account are measured at fair value on a recurring basis. All the investments are categorized as Level 1 as of December 31, 2009.

   Purchases and redemptions of investments are recorded on the Valuation Day the request for the purchase or redemption is received. A Valuation Day is any day that the New York Stock Exchange is open for regular trading, except for days on which a Portfolio does not value its shares. Income distributions are recorded on the ex-dividend date. Realized gains and losses on investments are determined on the average cost basis. Units and unit values are disclosed as of the last Valuation Day of the applicable year or period.

  (C) UNIT CLASSES

   There are several unit classes of subaccounts based on the annuity contract through which the subaccounts are offered. An indefinite number of units in each unit class is authorized. Each unit type has its own expense structure as noted in footnote 4(a) below

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 2

                               December 31, 2009


  (D) FEDERAL INCOME TAXES

   The operations of the Separate Account are a part of, and taxed with, the operations of GLAIC. Therefore, the Separate Account is not separately taxed as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). Under existing federal income tax laws, investment income and capital gains of the Separate Account are not taxed. Accordingly, the Separate Account paid no federal income taxes and no federal income tax payment was required. GLAIC is taxed as a life insurance company under the Code.

  (E) PAYMENTS DURING ANNUITIZATION

   Net assets allocated to the contracts in variable payout stages ("variable annuitization") are computed in accordance with the mortality tables in effect at the time of contract issue. The default assumed interest rate is an effective annual rate of 3% for all variable annuitizations paid on a life contingency basis, with the exception of those contract owners who have annuitized while electing the Payment Optimizer Plus rider option. Under this rider option, the assumed investment rate is 4%. The mortality risk is fully borne by GLAIC and may result in amounts transferred from GLAIC's General Account to the Separate Account should annuitants live longer than assumed. GLAIC may transfer amounts from the Separate Account to its General Account should the contracts experience higher mortality than assumed.

  (F) SUBSEQUENT EVENTS

   The Company evaluated subsequent events through the date the financial statements were issued with the SEC.

(3)PURCHASES AND SALES OF INVESTMENTS

   The aggregate cost of the investments acquired and the aggregate proceeds of investments sold, for the year or lesser period ended December 31, 2009 were:

                                                                                 COST OF     PROCEEDS
                                                                                  SHARES       FROM
FUND/PORTFOLIO                                                                   ACQUIRED   SHARES SOLD
--------------                                                                  ----------- -----------
AIM Variable Insurance Funds
 AIM V.I. Basic Value Fund -- Series II shares................................. $     1,814 $       199
 AIM V.I. Core Equity Fund -- Series I shares..................................      81,615      88,817
 AIM V.I. International Growth Fund -- Series II shares........................   8,212,502   6,747,541
AllianceBernstein Variable Products Series Fund, Inc.
 AllianceBernstein Balanced Wealth Strategy Portfolio -- Class B...............   1,808,809   1,362,545
 AllianceBernstein Global Thematic Growth Portfolio -- Class B.................     226,427     223,350
 AllianceBernstein Growth and Income Portfolio -- Class B......................     209,213     179,487
 AllianceBernstein International Value Portfolio -- Class B....................  12,433,739  10,896,567
 AllianceBernstein Large Cap Growth Portfolio -- Class B.......................          --       2,018
 AllianceBernstein Small Cap Growth Portfolio -- Class B.......................     149,326      87,738
American Century Variable Portfolios II, Inc.
 VP Inflation Protection Fund -- Class II......................................  16,820,655  11,763,987
BlackRock Variable Series Funds, Inc.
 BlackRock Basic Value V.I. Fund -- Class III Shares...........................     224,223     105,853
 BlackRock Global Allocation V.I. Fund -- Class III Shares.....................  64,339,424  42,214,153
 BlackRock Large Cap Growth V.I. Fund -- Class III Shares......................          64         240
 BlackRock Value Opportunities V.I. Fund -- Class III Shares...................     102,540      19,865
Columbia Funds Variable Insurance Trust I
 Columbia Marsico Growth Fund, Variable Series -- Class A......................     525,131     287,761
 Columbia Marsico International Opportunities Fund, Variable Series -- Class B.   6,526,185   5,515,393
Eaton Vance Variable Trust
 VT Floating-Rate Income Fund..................................................   5,954,817   4,348,964
 VT Worldwide Health Sciences Fund.............................................       5,194         934

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 2

                               December 31, 2009

                                                                              COST OF     PROCEEDS
                                                                               SHARES       FROM
FUND/PORTFOLIO                                                                ACQUIRED   SHARES SOLD
--------------                                                               ----------- -----------
Evergreen Variable Annuity Trust
 Evergreen VA Omega Fund -- Class 2......................................... $    20,891 $    13,847
Federated Insurance Series
 Federated High Income Bond Fund II -- Service Shares.......................     110,196      38,968
 Federated Kaufmann Fund II -- Service Shares...............................   3,889,926   3,050,367
Fidelity(R) Variable Insurance Products Fund
 VIP Balanced Portfolio -- Service Class 2..................................   2,878,130   2,769,948
 VIP Contrafund(R) Portfolio -- Service Class 2.............................   3,680,391   3,203,362
 VIP Dynamic Capital Appreciation Portfolio -- Service Class 2..............     372,268     231,625
 VIP Equity-Income Portfolio -- Service Class 2.............................   1,465,742   1,411,036
 VIP Growth & Income Portfolio -- Service Class 2...........................      61,365      16,087
 VIP Growth Portfolio -- Service Class 2....................................     117,157     127,183
 VIP Investment Grade Bond Portfolio -- Service Class 2.....................   2,604,763   2,023,338
 VIP Mid Cap Portfolio -- Service Class 2...................................   1,791,092   1,283,552
 VIP Value Strategies Portfolio -- Service Class 2..........................     136,825      46,718
Franklin Templeton Variable Insurance Products Trust
 Franklin Income Securities Fund -- Class 2 Shares..........................  29,476,868  31,179,483
 Franklin Templeton VIP Founding Funds Allocation Fund -- Class 2 Shares....   6,851,561   7,614,387
 Mutual Shares Securities Fund -- Class 2 Shares............................  10,268,804   7,790,624
 Templeton Growth Securities Fund -- Class 2 Shares.........................     462,560     360,157
GE Investments Funds, Inc.
 Core Value Equity Fund -- Class 1 Shares...................................      43,156      25,660
 Income Fund -- Class 1 Shares..............................................      21,064      29,820
 Mid-Cap Equity Fund -- Class 1 Shares......................................     733,435     747,219
 Money Market Fund..........................................................  48,451,068  40,856,415
 Real Estate Securities Fund -- Class 1 Shares..............................   3,065,096   2,555,317
 S&P 500(R) Index Fund......................................................   2,075,674   1,736,079
 Small-Cap Equity Fund -- Class 1 Shares....................................      82,918      54,053
 Total Return Fund -- Class 3 Shares........................................  89,807,288  72,929,988
 U.S. Equity Fund -- Class 1 Shares.........................................     194,714     139,604
Genworth Variable Insurance Trust
 Genworth 40/60 Index Allocation Fund -- Service Shares.....................     127,378          39
 Genworth 60/40 Index Allocation Fund -- Service Shares.....................     607,698      17,175
 Genworth Calamos Growth Fund -- Service Shares.............................     352,968     165,732
 Genworth Columbia Mid Cap Value Fund -- Service Shares.....................   3,803,439   3,016,868
 Genworth Davis NY Venture Fund -- Service Shares...........................     833,912     409,824
 Genworth Eaton Vance Large Cap Value Fund -- Service Shares................   9,852,327   7,182,655
 Genworth Goldman Sachs Enhanced Core Bond Index Fund -- Service Shares.....  10,646,412   7,176,177
 Genworth Growth Allocation Fund -- Service Shares..........................      99,910      10,008
 Genworth Legg Mason ClearBridge Aggressive Growth Fund -- Service Shares...  11,546,761   9,104,515
 Genworth Moderate Allocation Fund -- Service Shares........................     636,273     197,458
 Genworth PIMCO StocksPLUS Fund -- Service Shares...........................  16,873,921  12,778,511
 Genworth Putnam International Capital Opportunities Fund -- Service Shares.   4,631,494   3,683,874
 Genworth Thornburg International Value Fund -- Service Shares..............   3,887,807   2,980,340
Janus Aspen Series
 Balanced Portfolio -- Service Shares.......................................   8,043,699   5,885,290
 Forty Portfolio -- Service Shares..........................................  14,051,622  11,594,625

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 2

                               December 31, 2009

                                                                               COST OF     PROCEEDS
                                                                                SHARES       FROM
FUND/PORTFOLIO                                                                 ACQUIRED   SHARES SOLD
--------------                                                                ----------- -----------
Legg Mason Partners Variable Equity Trust
 Legg Mason ClearBridge Variable Aggressive Growth Portfolio -- Class II..... $       756 $     1,493
 Legg Mason ClearBridge Variable Equity Income Builder Portfolio -- Class II.     121,285     122,111
 Legg Mason ClearBridge Variable Fundamental Value Portfolio -- Class I......         749         414
MFS(R) Variable Insurance Trust
 MFS(R) Investors Trust Series -- Service Class Shares.......................          62         235
 MFS(R) Total Return Series -- Service Class Shares..........................   5,496,200   4,111,474
 MFS(R) Utilities Series -- Service Class Shares.............................     162,360      82,708
Oppenheimer Variable Account Funds
 Oppenheimer Balanced Fund/VA -- Service Shares..............................   1,557,553   1,501,423
 Oppenheimer Capital Appreciation Fund/VA -- Service Shares..................     302,323     240,737
 Oppenheimer Global Securities Fund/VA -- Service Shares.....................   6,918,428   5,377,787
 Oppenheimer Main Street Fund/VA -- Service Shares...........................  14,182,767  11,075,892
 Oppenheimer Main Street Small Cap Fund/VA -- Service Shares.................   3,331,708   2,860,090
PIMCO Variable Insurance Trust
 All Asset Portfolio -- Advisor Class Shares.................................     154,580     114,651
 High Yield Portfolio -- Administrative Class Shares.........................   5,484,375   3,994,763
 Long-Term U.S. Government Portfolio -- Administrative Class Shares..........   6,682,952   4,511,893
 Low Duration Portfolio -- Administrative Class Shares.......................  40,754,685  29,594,799
 Total Return Portfolio -- Administrative Class Shares.......................  17,994,623  11,602,096
The Prudential Series Fund
 Jennison 20/20 Focus Portfolio -- Class II Shares...........................   1,589,981   1,572,160
 Jennison Portfolio -- Class II Shares.......................................          --       1,989
 Natural Resources Portfolio -- Class II Shares..............................   4,693,804   3,071,897
The Universal Institutional Funds, Inc.
 Equity and Income Portfolio -- Class II Shares..............................   1,811,952     584,405
Van Kampen Life Investment Trust
 Comstock Portfolio -- Class II Shares.......................................   2,089,534   1,947,535

(4)RELATED PARTY TRANSACTIONS

  (A) GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

   Net purchase payments (premiums) transferred from GLAIC to the Separate Account represent gross premiums recorded by GLAIC on its flexible premium variable deferred and immediate annuity contracts, less deductions retained as compensation for premium taxes. For contracts issued on or after May 1, 1993, the deduction for premium taxes is deferred until the contracts are surrendered.

   Some contracts permit contract owners to elect to allocate assets to a Guarantee Account that is part of the General Account of GLAIC. Amounts allocated to the Guarantee Account earn interest at the interest rate in effect at the time of such allocation or transfer. The interest rate remains in effect for a guaranteed period of time (at least a period of one year), after which a new rate may be declared. Contract owners may transfer amounts from the Guarantee Account to the subaccounts of the Separate Account and in certain instances transfer amounts from the subaccounts of the Separate Account to the Guarantee Account.

   Generally, charges are assessed under the contracts to cover surrenders, certain administrative expenses, and the mortality and expense risks that GLAIC assumes, as well as any additional benefits provided under the contract such as optional benefits, as applicable. The surrender charges are assessed to cover certain expenses relating to the sale of a contract. The fees charged to cover administrative expenses and mortality and expense risk charges, as well as through

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 2

                               December 31, 2009

certain electable rider options, are assessed through the daily unit value calculation. Those fees are assessed on the contract owner's daily average net assets in the Separate Account. Other charges assessed to cover certain other administrative expenses, as well as certain optional riders, are assessed by the redemption of units. Footnote (6) presents the total charge percentage by unit in a range. The unit class may encompass multiple contracts through a combination of one or more electable rider options equal to the total amount assessed on a daily basis.

   The Separate Account assesses charges associated with the contracts issued. These charges are either assessed as a direct reduction in unit values or through a redemption of units for all contracts contained within the Separate Account.

 MORTALITY AND EXPENSE RISK CHARGE      1.00% -- 2.45% of the daily value of
 (INCLUDING BENEFIT RIDERS)             the assets invested in each Portfolio
 This charge is assessed through a      (fund).
   reduction in unit values.

 ADMINISTRATIVE CHARGE                  0.00% -- 0.25% of the daily value of
 This charge is assessed through a      the assets invested in each fund.
   reduction in unit values.

 ANNUAL ADMINISTRATIVE CHARGE           $0 -- $25 per contract year.
 This charge is assessed through a
   redemption in units.

 SURRENDER CHARGE                       0.00% -- 9.00% on the value of the
 This charge is assessed through a      accumulation units purchased.
   redemption in units.

  (B) ACCRUED EXPENSES PAYABLE TO AFFILIATE

   Charges and deductions made under the contracts for services and benefits unpaid at year end are accrued and payable to GLAIC.

  (C) CAPITALIZATION

   Affiliates of the Separate Account have capitalized certain portfolios of Genworth Variable Insurance Trust.

  (D) BONUS CREDIT

   For contract P1165, transfers from the General Account for payments by GLAIC were paid in the form of bonus credits.

  (E) CAPITAL BROKERAGE CORPORATION

   Capital Brokerage Corporation ("CBC"), an affiliate of GLAIC, is a Washington corporation registered with the SEC under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the Financial Industry Regulation Authority ("FINRA"). CBC serves as the distributor and principal underwriter for variable annuity contracts, variable life insurance policies and certain guaranteed income annuity contracts issued by GLAIC. CBC also serves as distributor and principal underwriter for the Genworth Variable Insurance Trust. GLAIC pays commissions and other marketing related expenses to CBC. Certain officers and directors of GLAIC are also officers and directors of CBC.

  (F) GENWORTH VARIABLE INSURANCE TRUST

   Genworth Variable Insurance Trust (the "Fund") is an open-end diversified management investment company. Genworth Financial Wealth Management ("GFWM") is a registered investment adviser under the Investment Advisers Act of 1940, as amended, and is a wholly-owned subsidiary of Genworth Financial, Inc. GFWM currently serves as investment adviser to the Fund. As compensation for its services, GFWM is paid an investment advisory fee by the Fund based on the average daily net assets at an effective annual rate for the following series as follows: 0.10% for the Genworth 40/60 Index Allocation Fund -- Service Shares, 0.10% for the Genworth 60/40 Index Allocation Fund -- Service Shares, 0.75% for the Genworth Calamos Growth Fund -- Service Shares, 0.60% for the Genworth Columbia Mid Cap Value Fund -- Service Shares, 0.50% for the

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 2

                               December 31, 2009

Genworth Davis NY Venture Fund -- Service Shares, 0.50% for the Genworth Eaton Vance Large Cap Value Fund -- Service Shares, 0.30% for the Genworth Goldman Sachs Enhanced Core Bond Index Fund -- Service Shares, 0.05% for the Genworth Growth Allocation Fund -- Service Shares, 0.45% for the Genworth Legg Mason ClearBridge Aggressive Growth Fund -- Service Shares, 0.05% for the Genworth Moderate Allocation Fund -- Service Shares, 0.35% for the Genworth PIMCO StocksPLUS Fund -- Service Shares, 0.70% for the Genworth Putnam International Capital Opportunities Fund -- Service Shares and 0.65% for the Genworth Thornburg International Value Fund -- Service Shares.

(5)CAPITAL TRANSACTIONS

   All dividends and capital gain distributions of the Portfolios are automatically reinvested in shares of the distributing Portfolios at their net asset value on the date of distribution. Portfolio dividends or Portfolio distributions are not paid to contract owners as additional units, but instead are reflected in unit values.

   The increase (decrease) in outstanding units and amounts by subaccount from capital transactions for the years or lesser periods ended December 31, 2009 and 2008 are reflected in the Statements of Changes in Net Assets. Due to a recalculation of units during 2009, the units purchased and units redeemed balances for 2008 in this year's Statements of Changes in Net Assets are different for certain subaccounts than the balances reported in last year's Statements of Changes in Net Assets. The recalculation of units was driven by a change in unit values that resulted from a reclassification of accumulation units into existing classes based on the asset based charges for those accumulation units. However, the recalculation of the units did not impact any of the subaccount net asset values for 2008.

(6)FINANCIAL HIGHLIGHTS

   GLAIC offers several variable annuity products through the subaccounts that have unique combinations of features and fees that are assessed to the contract owner. Differences in fee structures result in a variety of contract expense rates, unit values and total returns. A summary by subaccount of the outstanding units, unit values, net assets, expense ratios, investment income ratios and total return ratios for the years or lesser periods ended
December 31, 2009, 2008, 2007 and 2006 follows. This information is presented as a range of minimum to maximum values based upon product grouping. The range is determined by identifying the lowest and the highest contract expense rate. The unit fair values and total returns related to these identified contract expense rates are also disclosed as a range below. Accordingly, some individual contract amounts may not be within the ranges presented due to the timing of the introduction of new products. Financial highlights are only disclosed for subaccounts that had outstanding units as of December 31, 2009 and were available to contract owners during 2009.

                                EXPENSES AS A                            NET   INVESTMENT
                                 % OF AVERAGE                           ASSETS   INCOME
                                NET ASSETS (1) UNITS (2)   UNIT VALUE    000S  RATIO (3)    TOTAL RETURN (4)
                                -------------- --------- -------------- ------ ---------- --------------------
AIM Variable Insurance Funds
 AIM V.I. Basic Value Fund --
   Series II shares
   2009........................ 1.15% to 1.15%    2,323   7.89 to  7.89    18    1.29%      46.04% to   46.04%
   2008........................ 1.15% to 1.15%    2,027   5.40 to  5.40    11    2.36%    (52.46)% to (52.46)%
   2007........................ 1.15% to 1.15%    1,754  11.36 to 11.36    20    0.53%       0.19% to    0.19%
 AIM V.I. Core Equity
   Fund -- Series I shares
   2009........................ 1.65% to 1.95%   11,535  10.38 to 11.70   120    1.80%      26.18% to   31.14%
   2008........................ 1.35% to 1.65%   12,420   6.68 to  8.23   102    2.67%    (31.09)% to (31.30)%
 AIM V.I. International Growth
   Fund -- Series II shares
   2009........................ 1.15% to 2.70%  381,264  10.90 to  7.84 3,959    1.69%      33.36% to   31.27%
   2008........................ 1.15% to 2.70%  238,137   8.18 to  5.98 1,801    0.47%    (41.22)% to (42.14)%
   2007........................ 1.15% to 2.70%  228,655  13.91 to 10.33 2,863    0.55%      13.09% to    4.91%
   2006........................ 1.15% to 2.10%   44,786  12.30 to 12.24   550    1.25%      15.64% to   15.17%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 2

                               December 31, 2009

                                        EXPENSES AS A                            NET   INVESTMENT
                                         % OF AVERAGE                           ASSETS   INCOME
                                        NET ASSETS (1) UNITS (2)   UNIT VALUE    000S  RATIO (3)    TOTAL RETURN (4)
                                        -------------- --------- -------------- ------ ---------- --------------------
AllianceBernstein Variable Products
  Series Fund, Inc.
 AllianceBernstein Balanced Wealth
   Strategy Portfolio -- Class B
   2009................................ 1.15% to 2.40%  239,572   8.66 to  8.29 2,049    0.87%      23.02% to   21.46%
   2008................................ 1.15% to 2.40%  183,436   7.04 to  6.82 1,277    3.02%    (31.01)% to (31.88)%
   2007................................ 1.15% to 2.40%   83,029  10.20 to 10.01   843    0.00%       6.19% to    0.44%
 AllianceBernstein Global Thematic
   Growth Portfolio -- Class B
   2009................................ 1.15% to 1.85%    3,612  10.68 to 10.41    38    0.00%      51.38% to   50.31%
   2008................................ 1.85% to 1.85%      605   6.93 to  6.93     4    0.00%    (48.44)% to (48.44)%
 AllianceBernstein Growth and Income
   Portfolio -- Class B
   2009................................ 1.15% to 1.15%    6,709   8.42 to  8.42    56    3.35%      18.97% to   18.97%
   2008................................ 1.15% to 1.15%    3,114   7.07 to  5.70    22    3.98%    (41.38)% to (41.38)%
   2007................................ 1.15% to 1.15%    2,323  12.07 to 12.07    28    0.69%       3.65% to    3.65%
 AllianceBernstein International Value
   Portfolio -- Class B
   2009................................ 1.15% to 2.70%  647,852   7.90 to  5.83 5,014    1.40%      32.81% to   30.73%
   2008................................ 1.15% to 2.70%  458,089   5.95 to  4.46 2,543    2.06%    (53.82)% to (54.55)%
   2007................................ 1.15% to 2.70%  543,187  12.88 to  9.82 6,325    1.44%       4.38% to  (2.74)%
   2006................................ 1.15% to 2.10%   85,282  12.34 to 12.28 1,050    0.00%      16.08% to   15.61%
 AllianceBernstein Large Cap Growth
   Portfolio -- Class B
   2009................................ 1.15% to 1.15%   16,149   9.84 to  9.84   159    0.00%      35.53% to   35.53%
   2008................................ 1.15% to 1.15%   16,201   7.26 to  7.26   118    0.00%    (40.52)% to (40.52)%
   2007................................ 1.15% to 1.15%   10,348  12.21 to 12.21   126    0.00%      12.30% to   12.30%
 AllianceBernstein Small Cap Growth
   Portfolio -- Class B
   2009................................ 1.15% to 1.90%    7,996   9.21 to  8.97    75    0.00%      39.66% to   33.42%
   2008................................ 1.35% to 1.35%      145   6.56 to  6.56     1    0.00%    (46.36)% to (46.36)%
American Century Variable
  Portfolios II, Inc.
 VP Inflation Protection Fund --
    Class II
   2009................................ 1.15% to 2.70%  856,164  11.72 to 10.11 9,638    1.82%       8.97% to    7.26%
   2008................................ 1.15% to 2.70%  397,290  10.75 to  9.43 4,114    0.28%     (2.74)% to  (8.42)%
BlackRock Variable Series Funds, Inc.
 BlackRock Basic Value V.I. Fund --
   Class III Shares
   2009................................ 1.15% to 1.95%   29,385   9.50 to 12.08   300    1.81%      29.36% to   38.72%
   2008................................ 1.15% to 1.65%   18,398   7.34 to  7.25   135    2.12%    (37.64)% to (37.95)%
   2007................................ 1.15% to 1.15%   15,320  11.77 to 11.77   180    1.86%       0.36% to    0.36%
   2006................................ 1.15% to 2.10%   16,708  11.73 to 11.67   196    3.37%      13.47% to   13.01%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 2

                               December 31, 2009

                                   EXPENSES AS A                            NET   INVESTMENT
                                    % OF AVERAGE                           ASSETS   INCOME
                                   NET ASSETS (1) UNITS (2)   UNIT VALUE    000S  RATIO (3)    TOTAL RETURN (4)
                                   -------------- --------- -------------- ------ ---------- --------------------
 BlackRock Global Allocation V.I.
   Fund -- Class III Shares
   2009........................... 1.15% to 2.70% 5,636,623 12.20 to 10.04 62,536    2.20%     19.53% to   17.65%
   2008........................... 1.15% to 2.70% 3,596,876 10.21 to  8.53 33,457    2.68%   (20.60)% to (21.84)%
   2007........................... 1.15% to 2.70% 1,913,950 12.86 to 10.91 21,745    7.83%     15.44% to   13.92%
   2006........................... 1.15% to 2.10%   105,358 11.14 to 11.08  1,169    5.02%      7.95% to    7.51%
 BlackRock Large Cap Growth V.I.
   Fund -- Class III Shares
   2009........................... 1.35% to 1.35%     2,441  8.44 to  8.44     21    0.36%     24.92% to   24.92%
   2008........................... 1.35% to 1.35%     2,441  6.76 to  6.76     16    0.24%   (41.69)% to (41.69)%
   2007........................... 1.35% to 1.35%     2,441 11.59 to 11.59     28    0.06%      6.60% to    6.60%
 BlackRock Value Opportunities
   V.I. Fund -- Class III Shares
   2009........................... 1.15% to 1.85%    16,939  7.98 to  7.78    135    0.88%     26.59% to   25.69%
   2008........................... 1.15% to 1.85%     5,696  6.30 to  6.19     36   25.68%   (40.90)% to (41.32)%
Columbia Funds Variable Insurance
  Trust I
 Columbia Marsico Growth Fund,
   Variable Series -- Class A
   2009........................... 1.15% to 1.95%    52,966  9.47 to 11.54    523    0.70%     25.21% to   28.07%
   2008........................... 1.15% to 1.65%    28,294  7.56 to  7.47    213    0.23%   (40.15)% to (40.45)%
   2007........................... 1.15% to 1.15%    12,727 12.63 to 12.63    161    0.09%     16.12% to   16.12%
   2006........................... 1.15% to 2.10%     3,264 10.88 to 10.83     36    0.00%     10.07% to    9.62%
 Columbia Marsico International
   Opportunities Fund, Variable
   Series -- Class B
   2009........................... 1.15% to 2.70%   303,930  9.86 to  7.59  2,905    1.79%     36.36% to   34.22%
   2008........................... 1.15% to 2.70%   201,048  7.23 to  5.65  1,377   11.35%   (49.08)% to (49.88)%
   2007........................... 1.15% to 2.70%   223,998 14.20 to 11.28  2,941    1.32%     18.23% to   19.62%
   2006........................... 1.15% to 2.10%    38,370 12.01 to 11.95    459    1.12%     15.25% to   14.78%
Eaton Vance Variable Trust
 VT Floating-Rate Income Fund
   2009........................... 1.15% to 2.70%   312,907 10.59 to  9.71  3,283    4.48%     42.65% to   40.42%
   2008........................... 1.15% to 2.70%   161,494  7.43 to  6.92  1,175    5.59%   (27.98)% to (29.10)%
   2007........................... 1.15% to 2.70%   155,091 10.31 to  9.76  1,560    3.18%      0.39% to  (3.61)%
   2006........................... 1.15% to 2.10%     1,054 10.27 to 10.21     11    0.46%      2.25% to    1.83%
 VT Worldwide Health Sciences
   Fund
   2009........................... 1.15% to 1.15%     5,735 11.33 to 11.33     65    2.30%      9.14% to    9.14%
   2008........................... 1.15% to 1.15%     5,756 10.38 to 10.38     60    0.00%    (8.16)% to  (8.16)%
   2007........................... 1.15% to 1.15%     3,782 11.31 to 11.31     43    0.00%      4.94% to    4.94%
Evergreen Variable Annuity Trust
 Evergreen VA Omega
   Fund -- Class 2
   2009........................... 1.15% to 1.35%       728 12.30 to 12.22      9    0.00%     41.93% to   41.65%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 2

                               December 31, 2009

                                         EXPENSES AS A                            NET   INVESTMENT
                                          % OF AVERAGE                           ASSETS   INCOME
                                         NET ASSETS (1) UNITS (2)   UNIT VALUE    000S  RATIO (3)    TOTAL RETURN (4)
                                         -------------- --------- -------------- ------ ---------- --------------------
Federated Insurance Series
 Federated High Income Bond Fund
   II -- Service Shares
   2009................................. 1.15% to 1.35%    6,507  12.06 to 11.97    78    0.00%      50.72% to   50.42%
 Federated Kaufmann
   Fund II -- Service Shares
   2009................................. 1.15% to 2.70%  226,286   9.94 to  7.81 2,224    0.00%      27.62% to   25.62%
   2008................................. 1.15% to 2.70%  138,780   7.79 to  6.21 1,012    0.06%    (42.58)% to (50.87)%
   2007................................. 1.15% to 1.15%    1,044  13.56 to 13.56    14    0.00%      19.23% to   19.23%
Fidelity(R) Variable Insurance Products
  Fund
 VIP Balanced Portfolio -- Service
   Class 2
   2009................................. 1.15% to 2.40%  243,178  10.49 to  8.73 2,462    2.14%      36.73% to   35.00%
   2008................................. 1.15% to 2.40%  235,513   7.67 to  6.46 1,724    2.89%    (34.91)% to (35.73)%
   2007................................. 1.15% to 2.40%  172,750  11.79 to 10.06 1,938    3.53%       7.46% to    0.86%
   2006................................. 1.15% to 2.10%   22,871  10.97 to 10.91   250    0.00%       7.81% to    7.37%
 VIP Contrafund(R) Portfolio --
   Service Class 2
   2009................................. 1.15% to 2.40%  165,915   9.65 to  8.12 1,589    1.43%      33.91% to   32.22%
   2008................................. 1.15% to 2.40%  109,812   7.21 to  6.14   785    0.41%    (43.35)% to (44.07)%
   2007................................. 1.15% to 2.70%  245,619  12.73 to 10.96 2,994    8.89%      15.94% to   14.58%
   2006................................. 1.15% to 2.10%   24,607  10.98 to 10.92   269    0.85%       8.30% to    7.86%
 VIP Dynamic Capital Appreciation
   Portfolio -- Service Class 2
   2009................................. 1.65% to 1.65%   22,125   8.85 to  8.85   196    0.02%      33.55% to   33.55%
 VIP Equity-Income Portfolio --
   Service Class 2
   2009................................. 1.15% to 2.40%   22,525   8.42 to  6.64   188    2.74%      28.39% to   26.77%
   2008................................. 1.15% to 2.40%   16,339   6.56 to  5.24   106    0.25%    (43.47)% to (44.19)%
   2007................................. 1.15% to 2.70%  158,727  11.60 to  9.37 1,695    3.44%       0.09% to  (9.28)%
 VIP Growth & Income Portfolio --
   Service Class 2
   2009................................. 1.15% to 1.15%    5,141   8.96 to  8.96    46    1.08%      25.55% to   25.55%
 VIP Growth Portfolio -- Service
   Class 2
   2009................................. 1.15% to 1.65%    7,712   8.90 to  8.74    68    0.30%      26.49% to   25.85%
   2008................................. 1.15% to 1.65%    7,726   7.03 to  6.94    54    0.53%    (47.92)% to (48.18)%
   2007................................. 1.15% to 1.15%   17,989  13.50 to 13.50   243    0.10%      25.20% to   25.20%
 VIP Investment Grade Bond Portfolio
   -- Service Class 2
   2009................................. 1.15% to 2.40%   67,752  11.04 to 10.67   742    7.61%      14.14% to   12.70%
   2008................................. 1.15% to 2.40%   14,092   9.67 to  9.47   136    3.89%     (4.57)% to  (5.78)%
   2007................................. 1.15% to 2.70%  155,966  10.13 to 10.03 1,572    0.06%       1.94% to    0.40%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 2

                               December 31, 2009

                                     EXPENSES AS A                            NET   INVESTMENT
                                      % OF AVERAGE                           ASSETS   INCOME
                                     NET ASSETS (1) UNITS (2)   UNIT VALUE    000S  RATIO (3)    TOTAL RETURN (4)
                                     -------------- --------- -------------- ------ ---------- --------------------
 VIP Mid Cap Portfolio -- Service
   Class 2
   2009............................. 1.15% to 2.40%    69,626 10.27 to  8.49    713    1.41%     38.15% to   36.40%
   2008............................. 1.15% to 2.40%    16,805  7.44 to  6.22    124    4.27%   (40.30)% to (41.06)%
   2007............................. 1.15% to 2.70%    81,675 12.46 to 10.54    961    0.44%     14.00% to    8.08%
   2006............................. 1.15% to 2.10%     3,034 10.93 to 10.87     33    0.00%      6.98% to    6.54%
 VIP Value Strategies Portfolio --
   Service Class 2
   2009............................. 1.15% to 1.15%    16,949  8.87 to  8.87    150    0.42%     55.35% to   55.35%
   2008............................. 1.15% to 1.15%     5,251  5.71 to  5.71     30   15.93%   (51.85)% to (51.85)%
   2007............................. 1.15% to 1.15%     5,262 11.85 to 11.85     62    0.15%      4.22% to    4.22%
Franklin Templeton Variable
  Insurance Products Trust
 Franklin Income Securities Fund --
   Class 2 Shares
   2009............................. 1.15% to 2.70% 2,104,428 10.75 to  8.68 21,371    8.17%     34.04% to   31.94%
   2008............................. 1.15% to 2.70% 2,464,154  8.02 to  6.58 18,771    6.17%   (30.47)% to (31.56)%
   2007............................. 1.15% to 2.70% 1,680,403 11.54 to  9.62 18,227    2.79%      2.56% to  (5.65)%
   2006............................. 1.15% to 2.10%   237,842 11.25 to 11.19  2,667    0.00%      7.97% to    7.53%
 Franklin Templeton VIP Founding
   Funds Allocation Fund --
   Class 2 Shares
   2009............................. 1.15% to 2.70%   922,700  8.10 to  7.78  7,353    2.56%     28.75% to   26.74%
   2008............................. 1.15% to 2.70% 1,048,918  6.29 to  6.14  6,534    2.50%   (36.61)% to (37.60)%
   2007............................. 1.15% to 2.70%   664,282  9.93 to  9.84  6,559    0.00%    (2.17)% to  (4.89)%
 Mutual Shares Securities Fund --
   Class 2 Shares
   2009............................. 1.15% to 2.70%   737,126  9.02 to  7.17  6,546    1.82%     24.60% to   22.65%
   2008............................. 1.15% to 2.70%   455,240  7.24 to  5.85  3,135    1.59%   (37.83)% to (38.81)%
   2007............................. 1.15% to 2.00%    87,552 11.65 to 11.49  1,016    1.96%      2.28% to    1.40%
   2006............................. 1.15% to 2.10%    30,331 11.39 to 11.33    345    0.00%     10.71% to   10.26%
 Templeton Growth Securities Fund
   -- Class 2 Shares
   2009............................. 1.15% to 1.65%    48,606  8.72 to  8.57    423    3.46%     29.60% to   28.94%
   2008............................. 1.15% to 1.65%    33,141  6.73 to  5.47    222    2.05%   (42.99)% to (43.28)%
   2007............................. 1.15% to 1.65%    29,630 11.80 to  9.64    349    1.82%      1.16% to  (5.27)%
   2006............................. 1.15% to 2.10%     8,062 11.67 to 11.61     94    0.00%     12.43% to   11.97%
GE Investments Funds, Inc.
 Core Value Equity Fund -- Class 1
   Shares
   2009............................. 1.15% to 1.65%     2,284 10.26 to 10.08     23    1.11%     23.96% to   23.33%
   2008............................. 1.65% to 1.65%       466  8.17 to  8.17      4    1.60%   (34.05)% to (34.05)%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 2

                               December 31, 2009

                                     EXPENSES AS A                            NET   INVESTMENT
                                      % OF AVERAGE                           ASSETS   INCOME
                                     NET ASSETS (1) UNITS (2)   UNIT VALUE    000S  RATIO (3)    TOTAL RETURN (4)
                                     -------------- --------- -------------- ------ ---------- --------------------
 Income Fund -- Class 1 Shares
   2009............................. 1.15% to 1.75%    14,110 10.82 to 10.59    151    4.31%      6.64% to    6.00%
   2008............................. 1.15% to 2.00%    15,411 10.14 to  9.92    155    5.50%    (6.21)% to  (7.01)%
   2007............................. 1.15% to 2.00%    12,271 10.81 to 10.67    132    1.66%      3.62% to    2.72%
   2006............................. 1.15% to 2.10%    59,519 10.44 to 10.38    619    6.17%      3.17% to    2.75%
 Mid-Cap Equity Fund -- Class 1
   Shares
   2009............................. 1.15% to 2.40%     9,190 10.35 to  8.56     93    0.24%     39.82% to   38.05%
   2008............................. 1.15% to 2.40%    10,659  7.40 to  6.20     78    0.06%   (38.54)% to (39.31)%
   2007............................. 1.15% to 2.70%    71,762 12.04 to 10.20    808    3.73%     11.28% to    2.97%
 Money Market Fund
   2009............................. 1.15% to 2.40% 1,467,836 10.59 to  9.92 14,834    0.17%    (0.88)% to  (2.13)%
   2008............................. 1.15% to 2.10%   701,120 10.69 to 10.43  7,301    1.53%      1.06% to    0.10%
   2007............................. 1.15% to 2.00%   276,847 10.58 to 10.44  2,909    2.13%      3.71% to    2.81%
   2006............................. 1.15% to 2.10%    47,346 10.20 to 10.15    482    1.78%      1.58% to    1.16%
 Real Estate Securities Fund --
   Class 1 Shares
   2009............................. 1.15% to 2.70%   179,540  8.76 to  7.42  1,609    6.67%     34.21% to   32.10%
   2008............................. 1.15% to 2.70%   119,904  6.53 to  5.61    758   10.13%   (36.77)% to (57.80)%
   2007............................. 1.15% to 1.35%    15,847 10.33 to 10.29    164    9.60%   (15.84)% to (16.02)%
   2006............................. 1.15% to 2.10%    15,003 12.27 to 12.21    184    3.41%     14.08% to   13.62%
 S&P 500(R) Index Fund
   2009............................. 1.15% to 2.40%   112,354  9.11 to  7.40  1,014    2.70%     24.85% to   23.27%
   2008............................. 1.15% to 2.40%    66,627  7.30 to  6.00    480    0.97%   (38.13)% to (38.91)%
   2007............................. 1.15% to 2.70%   173,698 11.80 to  9.81  1,950    2.76%      3.96% to  (2.86)%
 Small-Cap Equity Fund -- Class 1
   Shares
   2009............................. 1.15% to 1.35%    16,086  9.04 to  8.98    145    0.00%     29.38% to   29.12%
   2008............................. 1.15% to 1.35%    12,369  6.99 to  5.92     86    0.51%   (38.31)% to (38.44)%
   2007............................. 1.15% to 1.35%    11,851 11.33 to 11.30    134    4.02%      1.21% to    1.00%
   2006............................. 1.15% to 2.10%     1,696 11.20 to 11.14     19    0.76%     11.94% to   11.49%
 Total Return Fund --
   Class 3 Shares
   2009............................. 1.00% to 2.70% 7,763,389 10.05 to  8.39 74,458    1.69%     19.36% to   17.31%
   2008............................. 1.15% to 2.70% 6,026,413  8.65 to  7.16 47,859    2.24%   (30.18)% to (31.28)%
   2007............................. 1.15% to 2.70% 4,204,581 12.39 to 10.41 46,966    4.26%     10.27% to    6.20%
   2006............................. 1.15% to 2.10%   284,399 11.23 to 11.18  3,184    4.24%      9.28% to    8.84%
 U.S. Equity Fund -- Class 1 Shares
   2009............................. 1.15% to 1.35%     7,798  9.96 to  9.89     78    1.07%     30.11% to   29.85%
   2008............................. 1.15% to 1.15%     2,463  7.66 to  7.66     19    1.70%   (36.79)% to (36.79)%
   2007............................. 1.15% to 1.15%     2,566 12.11 to 12.11     31    1.51%      6.76% to    6.76%
Genworth Variable Insurance Trust
 Genworth 40/60 Index Allocation
   Fund -- Service Shares
   2009............................. 1.45% to 1.90%    11,124 10.06 to 10.06    112    0.00%     13.16% to   12.67%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 2

                               December 31, 2009

                                     EXPENSES AS A                            NET   INVESTMENT
                                      % OF AVERAGE                           ASSETS   INCOME
                                     NET ASSETS (1) UNITS (2)   UNIT VALUE    000S  RATIO (3)    TOTAL RETURN (4)
                                     -------------- --------- -------------- ------ ---------- --------------------
 Genworth 60/40 Index Allocation
   Fund -- Service Shares
   2009............................. 1.45% to 1.70%   57,957   9.95 to  9.95   577     0.00%    (8.88)% to  (9.10)%
 Genworth Calamos Growth Fund --
   Service Shares
   2009............................. 1.15% to 1.90%   21,183   9.57 to  9.47   209     0.00%     48.62% to   37.00%
 Genworth Columbia Mid Cap Value
   Fund -- Service Shares
   2009............................. 1.15% to 2.70%  244,389   8.60 to  8.42 2,191     1.06%     30.66% to   28.61%
   2008............................. 1.15% to 2.70%  153,373   6.58 to  6.55 1,008     0.72%   (73.59)% to (74.00)%
 Genworth Davis NY Venture Fund --
   Service Shares
   2009............................. 1.15% to 1.90%   52,039   9.08 to  8.99   497     0.31%     29.27% to   34.95%
   2008............................. 1.15% to 1.35%    1,200   7.03 to  7.02     8     0.27%   (67.47)% to (67.53)%
 Genworth Eaton Vance Large Cap
   Value Fund -- Service Shares
   2009............................. 1.15% to 2.70%  646,717   8.73 to  8.55 5,855     1.74%     14.81% to   13.01%
   2008............................. 1.15% to 2.70%  341,414   7.60 to  7.56 2,591     0.60%   (58.22)% to (58.88)%
 Genworth Goldman Sachs Enhanced
   Core Bond Index Fund -- Service
   Shares
   2009............................. 1.15% to 2.70%  534,744  11.37 to 11.14 5,970     7.90%      7.33% to    5.65%
   2008............................. 1.15% to 2.70%  240,201  10.59 to 10.54 2,540     0.90%     20.16% to   18.30%
 Genworth Growth Allocation Fund --
   Service Shares
   2009............................. 1.45% to 1.65%    8,856  10.12 to 10.12    90     0.00%     27.33% to   27.09%
 Genworth Legg Mason ClearBridge
   Aggressive Growth Fund --
   Service Shares
   2009............................. 1.15% to 2.70%  679,128   9.86 to  9.66 6,845     0.03%     31.95% to   29.88%
   2008............................. 1.15% to 2.70%  418,338   7.48 to  7.44 3,122     0.07%   (60.39)% to (61.01)%
 Genworth Moderate Allocation Fund
   -- Service Shares
   2009............................. 1.65% to 1.90%   42,612  10.07 to 10.07   429     2.80%     15.22% to   14.95%
 Genworth PIMCO StocksPLUS Fund
   -- Service Shares
   2009............................. 1.15% to 2.70%  857,320  10.44 to 10.22 9,157    13.49%     44.02% to   41.76%
   2008............................. 1.15% to 2.70%  577,867   7.25 to  7.21 4,180     4.66%   (64.12)% to (64.68)%
 Genworth Putnam International
   Capital Opportunities Fund --
   Service Shares
   2009............................. 1.15% to 2.70%  224,864  10.66 to 10.44 2,435    16.45%     54.85% to   52.42%
   2008............................. 1.15% to 2.70%  163,371   6.88 to  6.85 1,123     0.00%   (69.53)% to (70.00)%
 Genworth Thornburg International
   Value Fund -- Service Shares
   2009............................. 1.15% to 2.70%  222,595   9.91 to  9.71 2,248     0.00%     29.46% to   27.43%
   2008............................. 1.15% to 2.70%  128,168   7.66 to  7.62   979     0.46%   (57.28)% to (57.94)%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 2

                               December 31, 2009

                                           EXPENSES AS A                            NET   INVESTMENT
                                            % OF AVERAGE                           ASSETS   INCOME
                                           NET ASSETS (1) UNITS (2)   UNIT VALUE    000S  RATIO (3)    TOTAL RETURN (4)
                                           -------------- --------- -------------- ------ ---------- --------------------
Janus Aspen Series
 Balanced Portfolio -- Service Shares
   2009................................... 1.15% to 2.50%  464,612  12.36 to 10.33 5,406    3.02%      24.14% to   22.44%
   2008................................... 1.15% to 2.50%  289,459   9.96 to  8.43 2,641    2.43%    (17.03)% to (18.16)%
   2007................................... 1.15% to 2.50%  239,422  12.00 to 10.30 2,666    1.91%       9.01% to    4.56%
   2006................................... 1.15% to 2.10%   18,937  11.01 to 10.96   208    1.75%       8.37% to    7.93%
 Forty Portfolio -- Service Shares
   2009................................... 1.15% to 2.70%  628,284  12.28 to  9.66 7,314    0.01%      44.34% to   42.07%
   2008................................... 1.15% to 2.70%  406,226   8.51 to  6.80 3,255    0.01%    (44.95)% to (45.82)%
   2007................................... 1.15% to 2.70%  150,557  15.46 to 12.54 2,146    0.21%      35.02% to   40.16%
   2006................................... 1.15% to 2.10%   26,987  11.45 to 11.39   308    0.10%      11.39% to   10.94%
Legg Mason Partners Variable Equity
  Trust
 Legg Mason ClearBridge Variable
   Aggressive Growth Portfolio --
   Class II
   2009................................... 1.15% to 1.65%    4,718   8.48 to  8.33    40    0.00%      32.65% to   31.98%
   2008................................... 1.15% to 1.65%    4,751   6.39 to  6.31    30    0.00%    (41.26)% to (41.56)%
   2007................................... 1.15% to 1.15%    3,824  10.88 to 10.88    42    0.00%     (0.80)% to  (0.80)%
 Legg Mason ClearBridge Variable
   Equity Income Builder Portfolio --
   Class II
   2009................................... 1.80% to 1.80%    1,369   7.67 to  7.67    10    3.07%      20.43% to   20.43%
   2008................................... 1.80% to 1.80%    1,509   6.37 to  6.37    10    2.59%    (36.13)% to (36.13)%
   2007................................... 1.75% to 1.80%    2,768   9.98 to  9.98    28    5.07%     (0.28)% to  (0.33)%
   2006................................... 1.15% to 2.10%    1,193  11.08 to 11.03    13    1.85%       8.77% to    8.33%
 Legg Mason ClearBridge Variable
   Fundamental Value Portfolio --
   Class I
   2009................................... 1.15% to 1.15%    4,772   7.63 to  7.63    36    1.40%      27.87% to   27.87%
   2008................................... 1.15% to 1.15%    4,739   5.97 to  5.97    28    1.75%    (37.31)% to (37.31)%
   2007................................... 1.15% to 1.15%    4,800   9.52 to  9.52    46    6.75%     (6.93)% to  (6.93)%
MFS(R) Variable Insurance Trust
 MFS(R) Investors Trust Series -- Service
   Class Shares
   2009................................... 1.15% to 1.15%      523  10.16 to 10.16     5    1.33%      25.10% to   25.10%
   2008................................... 1.15% to 1.15%      545   8.12 to  8.12     4    0.84%    (34.02)% to (34.02)%
   2007................................... 1.15% to 1.15%      570  12.31 to 12.31     7    0.00%       8.76% to    8.76%
 MFS(R) Total Return Series -- Service
   Class Shares
   2009................................... 1.15% to 2.40%  320,833  10.16 to  8.49 3,126    2.84%      16.37% to   14.90%
   2008................................... 1.15% to 2.40%  183,584   8.73 to  7.39 1,478    3.21%    (23.22)% to (24.19)%
   2007................................... 1.15% to 2.40%  106,728  11.37 to  9.74 1,130    1.65%       2.73% to  (3.80)%
   2006................................... 1.15% to 2.10%   26,703  11.06 to 11.01   295    0.00%       7.93% to    7.49%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 2

                               December 31, 2009

                                           EXPENSES AS A                            NET   INVESTMENT
                                            % OF AVERAGE                           ASSETS   INCOME
                                           NET ASSETS (1) UNITS (2)   UNIT VALUE    000S  RATIO (3)    TOTAL RETURN (4)
                                           -------------- --------- -------------- ------ ---------- --------------------
 MFS(R) Utilities Series -- Service Class
   Shares
   2009................................... 1.15% to 1.65%   18,620  12.60 to 12.38   234    3.83%      31.34% to   30.68%
   2008................................... 1.15% to 1.65%   12,742   9.60 to  9.47   122    9.17%    (38.53)% to (38.84)%
   2007................................... 1.15% to 1.65%   25,211  15.61 to 15.49   394    3.71%      26.08% to   25.44%
   2006................................... 1.15% to 2.10%   15,439  12.38 to 12.32   191    0.00%      16.13% to   15.65%
Oppenheimer Variable Account Funds
 Oppenheimer Balanced Fund/VA --
   Service Shares
   2009................................... 1.15% to 2.40%   78,984   7.64 to  6.34   554    0.00%      20.20% to   18.68%
   2008................................... 1.15% to 2.40%   70,025   6.35 to  5.34   406    2.98%    (44.27)% to (44.97)%
   2007................................... 1.15% to 2.40%   43,592  11.40 to  9.70   466    1.98%       2.29% to  (4.41)%
   2006................................... 1.15% to 2.10%   18,010  11.14 to 11.09   200    0.00%      10.38% to    9.93%
 Oppenheimer Capital Appreciation
   Fund/VA -- Service Shares
   2009................................... 1.15% to 1.85%   26,861   9.42 to  9.19   252    0.01%      42.49% to   41.49%
   2008................................... 1.15% to 1.85%   16,859   6.61 to  5.53   111    0.00%    (46.29)% to (58.69)%
   2007................................... 1.15% to 1.15%    3,870  12.31 to 12.31    48    0.00%      12.54% to   12.54%
   2006................................... 1.15% to 2.10%      737  10.94 to 10.88     8    0.00%      10.66% to   10.21%
 Oppenheimer Global Securities Fund/
   VA -- Service Shares
   2009................................... 1.15% to 2.70%  394,485   9.87 to  8.30 3,911    1.63%      37.75% to   35.59%
   2008................................... 1.15% to 2.70%  246,489   7.16 to  6.12 1,692    0.08%    (41.02)% to (52.00)%
   2007................................... 1.15% to 1.15%    3,563  12.15 to 12.15    43    0.00%       4.85% to    4.85%
 Oppenheimer Main Street Fund/VA --
   Service Shares
   2009................................... 1.15% to 2.70%  913,717   8.95 to  7.89 8,298    1.34%      26.52% to   24.54%
   2008................................... 1.15% to 2.70%  572,222   7.07 to  6.33 3,920    0.24%    (39.33)% to (49.44)%
   2007................................... 1.15% to 2.00%   20,296  11.66 to 11.50   236    0.92%       2.95% to    2.06%
   2006................................... 1.15% to 2.10%   49,478  11.32 to 11.26   559    0.00%       9.98% to    9.54%
 Oppenheimer Main Street Small Cap
   Fund/VA -- Service Shares
   2009................................... 1.15% to 2.70%  166,384   8.91 to  7.22 1,475    0.59%      35.31% to   33.19%
   2008................................... 1.15% to 2.70%  112,572   6.59 to  5.42   710    0.81%    (38.72)% to (39.68)%
   2007................................... 1.15% to 2.70%  123,005  10.75 to  8.99 1,232    0.01%     (2.54)% to (14.66)%
   2006................................... 1.15% to 2.10%      346  11.03 to 10.97     4    0.00%      10.84% to   10.39%
PIMCO Variable Insurance Trust
 All Asset Portfolio -- Advisor Class
   Shares
   2009................................... 1.15% to 1.65%   15,496  11.32 to 11.12   175    7.33%      20.03% to   19.42%
   2008................................... 1.15% to 1.65%   12,286   9.43 to  9.31   116    2.58%    (16.88)% to (17.30)%
 High Yield Portfolio --
   Administrative Class Shares
   2009................................... 1.15% to 2.70%  274,164  11.53 to 10.07 3,126    7.94%      38.65% to   36.48%
   2008................................... 1.15% to 2.70%  142,876   8.32 to  7.38 1,149    3.18%    (24.39)% to (36.48)%
   2007................................... 1.15% to 2.00%    4,709  11.00 to 10.85    52    7.01%       2.31% to    1.42%
   2006................................... 1.15% to 2.10%   23,062  10.75 to 10.70   247    2.48%       6.04% to    5.61%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 2

                               December 31, 2009

                                    EXPENSES AS A                            NET   INVESTMENT
                                     % OF AVERAGE                           ASSETS   INCOME
                                    NET ASSETS (1) UNITS (2)   UNIT VALUE    000S  RATIO (3)    TOTAL RETURN (4)
                                    -------------- --------- -------------- ------ ---------- --------------------
 Long-Term U.S. Government
   Portfolio -- Administrative
   Class Shares
   2009............................ 1.15% to 2.70%   246,294 12.65 to 11.23  2,982    8.51%    (5.49)% to  (6.97)%
   2008............................ 1.15% to 2.70%    87,966 13.39 to 12.07  1,144    4.05%     15.94% to   14.13%
   2007............................ 1.15% to 2.70%   145,496 11.55 to 10.57  1,619    3.51%      8.55% to    8.66%
   2006............................ 1.15% to 2.10%    23,437 10.64 to 10.59    249    3.09%      3.99% to    3.57%
 Low Duration Portfolio --
   Administrative Class Shares
   2009............................ 1.15% to 2.70% 1,812,717 12.03 to 11.09 21,088    6.82%     12.02% to   10.26%
   2008............................ 1.15% to 2.70%   919,269 10.74 to 10.05  9,673    4.50%    (1.57)% to  (3.11)%
   2007............................ 1.15% to 2.70%   925,810 10.91 to 10.38  9,877    2.20%      6.13% to    5.66%
 Total Return Portfolio --
   Administrative Class Shares
   2009............................ 1.15% to 2.70%   854,247 13.09 to 11.88 10,765    6.78%     12.73% to   10.96%
   2008............................ 1.15% to 2.70%   371,225 11.62 to 10.71  4,234    6.01%      3.59% to    1.97%
   2007............................ 1.15% to 2.70%   168,385 11.21 to 10.50  1,841    4.28%      7.55% to    7.48%
   2006............................ 1.15% to 2.10%   118,938 10.43 to 10.38  1,237    2.40%      2.63% to    2.21%
The Prudential Series Fund
 Jennison 20/20 Focus Portfolio --
   Class II Shares
   2009............................ 1.15% to 2.40%    31,984 11.54 to  9.31    366    0.00%     55.59% to   53.63%
   2008............................ 1.15% to 2.40%    30,486  7.42 to  6.06    224    7.10%   (40.10)% to (40.86)%
   2007............................ 1.15% to 2.70%   155,614 12.39 to 10.23  1,797   11.87%      8.88% to    3.44%
   2006............................ 1.15% to 2.10%    48,995 11.38 to 11.32    556    0.00%     12.54% to   12.08%
 Natural Resources Portfolio --
   Class II Shares
   2009............................ 1.15% to 2.70%   220,514 13.24 to 10.08  2,800    7.70%     74.38% to   71.65%
   2008............................ 1.15% to 2.70%    93,638  7.59 to  5.87    670   11.42%   (53.73)% to (54.45)%
   2007............................ 1.15% to 2.70%    40,855 16.41 to 12.89    627   29.23%     46.00% to   46.00%
   2006............................ 1.15% to 2.10%       676 11.24 to 11.19      8    0.00%      5.64% to    5.21%
The Universal Institutional
  Funds, Inc.
 Equity and Income Portfolio --
   Class II Shares
   2009............................ 1.15% to 2.40%   186,798  9.05 to  8.75  1,660    2.86%     21.08% to   19.55%
   2008............................ 1.15% to 2.40%    15,743  7.47 to  7.32    116    2.93%   (23.57)% to (24.54)%
   2007............................ 1.15% to 2.40%    15,161  9.78 to  9.69    147    0.52%    (3.30)% to  (4.52)%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 2

                               December 31, 2009

                                        EXPENSES AS A                            NET   INVESTMENT
                                         % OF AVERAGE                           ASSETS   INCOME
                                        NET ASSETS (1) UNITS (2)   UNIT VALUE    000S  RATIO (3)    TOTAL RETURN (4)
                                        -------------- --------- -------------- ------ ---------- --------------------
Van Kampen Life Investment Trust
 Comstock Portfolio -- Class II Shares
   2009................................ 1.15% to 2.40%   36,519   8.75 to  7.17   316    4.49%      26.93% to   25.33%
   2008................................ 1.15% to 2.40%   18,299   6.89 to  5.72   124    2.65%    (36.54)% to (37.35)%
   2007................................ 1.15% to 2.70%  195,077  10.86 to  9.11 1,971    0.35%     (3.47)% to (13.01)%
   2006................................ 1.15% to 2.10%   11,716  11.25 to 11.19   131    0.00%       9.49% to    9.05%

--------
(1)Expenses as a percentage of average net assets represent the annualized asset-based contract expenses of the Separate Account, consisting of mortality and expense risk charges, administrative expenses, a charge for the bonus credit and other rider charges for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to the contract owner through the redemption of units and expenses of the underlying Portfolios are excluded.
(2)Due to a recalculation of units during 2009, the units purchased and redeemed balances for 2007 and 2008 in this year's financial highlights are different for certain subaccounts than the balances reported in last year's financial highlights. The recalculation of units was driven by a change in unit values that resulted from a reclassification of accumulation units into existing classes based on the asset based charges for those accumulation units. However, the recalculation of the units did not impact any of the subaccount net asset values of prior years.
(3)The investment income ratio represents the ordinary dividends received by the subaccount from the Portfolio divided by average net assets.
(4)The total return represents a range of minimum and maximum annual total returns for the year or lesser period indicated and includes deductions for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Standardized total returns shown separately in a prospectus or marketing material for a product supported by the Separate Account include the maximum contract charges that may be assessed to any contract through both the daily unit value calculation and the redemption of units. Accordingly, these standardized total returns will generally reflect a lower return than the total return.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

      Consolidated Financial Statements and Financial Statement Schedules

                         Year ended December 31, 2009

    (With Reports of Independent Registered Public Accounting Firm Thereon)

         Genworth Life and Annuity Insurance Company and Subsidiaries

                  Index to Consolidated Financial Statements

                                                                                                       Page
                                                                                                       ----
Financial Statements:
   Report of KPMG LLP, Independent Registered Public Accounting Firm..................................  F-1
   Consolidated Statements of Income for the years ended December 31, 2009, 2008 and 2007.............  F-2
   Consolidated Balance Sheets as of December 31, 2009 and 2008.......................................  F-3
   Consolidated Statements of Changes in Stockholder's Equity for the years ended December 31, 2009,
     2008 and 2007....................................................................................  F-4
   Consolidated Statements of Cash Flows for the years ended December 31, 2009, 2008 and 2007.........  F-5
   Notes to Consolidated Financial Statements.........................................................  F-6
   Report of KPMG LLP, Independent Registered Public Accounting Firm, on Financial Statement
     Schedules........................................................................................ F-64
   Schedule I, Summary of investments-other than investments in related parties....................... F-65
   Schedule III, Supplemental Insurance Information................................................... F-66

            Report of Independent Registered Public Accounting Firm

The Board of Directors
Genworth Life and Annuity Insurance Company:

   We have audited the accompanying consolidated balance sheets of Genworth Life and Annuity Insurance Company and subsidiaries (the Company) as of December 31, 2009 and 2008, and the related consolidated statements of income, changes in stockholder's equity, and cash flows for each of the years in the three-year period ended December 31, 2009. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

   We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

   In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Genworth Life and Annuity Insurance Company and subsidiaries as of December 31, 2009 and 2008, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 2009, in conformity with U.S. generally accepted accounting principles.

   As discussed in note 2 to the consolidated financial statements, the Company changed its method of accounting for other-than-temporary impairments in 2009.

/s/ KPMG LLP

Richmond, Virginia
April 13, 2010

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                       Consolidated Statements of Income
                             (Amounts in millions)

                                                                               Years ended December 31,
                                     -                                       ----------------------------
                                                                               2009      2008      2007
                                                                             --------  --------  --------
Revenues:
Premiums.................................................................... $  982.4  $1,068.5  $1,063.2
Net investment income.......................................................    644.7     948.3   1,189.9
Net investment gains (losses)...............................................   (315.9)   (936.7)    (91.1)
Policy fees and other income................................................    599.2     607.7     491.3
                                                                             --------  --------  --------
   Total revenues...........................................................  1,910.4   1,687.8   2,653.3
                                                                             --------  --------  --------
Benefits and expenses:
Benefits and other changes in policy reserves...............................  1,032.7   1,138.8   1,105.4
Interest credited...........................................................    339.7     450.7     541.3
Acquisition and operating expenses, net of deferrals........................    247.0     270.2     244.2
Amortization of deferred acquisition costs and intangibles..................    241.0     244.0     151.4
Interest expense............................................................     91.7     168.1     205.1
                                                                             --------  --------  --------
   Total benefits and expenses..............................................  1,952.1   2,271.8   2,247.4
                                                                             --------  --------  --------
Income (loss) before income taxes and equity in net income (loss) of
  unconsolidated subsidiary.................................................    (41.7)   (584.0)    405.9
Provision (benefit) for income taxes........................................    (36.0)   (212.3)    101.3
                                                                             --------  --------  --------
Net income (loss) before equity in net income (loss) of unconsolidated
  subsidiary................................................................     (5.7)   (371.7)    304.6
Equity in net income (loss) of unconsolidated subsidiary....................      4.4     (37.6)     19.1
                                                                             --------  --------  --------
Net income (loss)........................................................... $   (1.3) $ (409.3) $  323.7
                                                                             ========  ========  ========
Supplemental disclosures:
Total other-than-temporary impairments...................................... $ (592.1) $ (820.7) $  (62.4)
Portion of other-than-temporary impairments included in other comprehensive
  income (loss).............................................................    226.6        --        --
                                                                             --------  --------  --------
Net other-than-temporary impairments........................................   (365.5)   (820.7)    (62.4)
Other investment gains (losses).............................................     49.6    (116.0)    (28.7)
                                                                             --------  --------  --------
Total net investment gains (losses)......................................... $ (315.9) $ (936.7) $  (91.1)
                                                                             ========  ========  ========

          See Accompanying Notes to Consolidated Financial Statements

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                          Consolidated Balance Sheets
           (Amounts in millions, except share and per share amounts)

                                                                                                December 31,
                                                                                            --------------------
                                                                                               2009       2008
                                                                                            ---------  ---------
Assets
   Investments:
       Fixed maturity securities available-for-sale, at fair value......................... $11,248.8  $10,771.7
       Equity securities available-for-sale, at fair value.................................     101.3       90.0
       Commercial mortgage loans...........................................................   2,363.3    2,704.1
       Policy loans........................................................................     515.7      505.8
       Other invested assets ($297.6 and $338.9 restricted)................................   2,607.4    2,991.8
                                                                                            ---------  ---------
              Total investments............................................................  16,836.5   17,063.4
   Cash and cash equivalents...............................................................   1,279.8    2,120.2
   Accrued investment income...............................................................     152.8      158.7
   Deferred acquisition costs..............................................................   3,180.1    3,294.8
   Intangible assets.......................................................................     491.8      641.5
   Goodwill................................................................................     450.9      450.9
   Reinsurance recoverable.................................................................   8,216.0    8,490.7
   Other assets............................................................................     491.2      648.7
   Separate account assets.................................................................  10,086.3    8,501.9
                                                                                            ---------  ---------
              Total assets................................................................. $41,185.4  $41,370.8
                                                                                            =========  =========
Liabilities and stockholder's equity
   Liabilities:
       Future policy benefits.............................................................. $ 9,885.1  $ 9,936.2
       Policyholder account balances.......................................................  11,362.5   14,017.3
       Liability for policy and contract claims............................................     294.9      280.9
       Unearned premiums...................................................................      17.2       19.2
       Other liabilities ($299.4 and $396.5 restricted)....................................   1,082.3    1,519.5
       Non-recourse funding obligations....................................................   3,543.0    3,555.0
       Deferred income tax liability.......................................................     586.4      323.8
       Separate account liabilities........................................................  10,086.3    8,501.9
                                                                                            ---------  ---------
              Total liabilities............................................................  36,857.7   38,153.8
                                                                                            ---------  ---------
   Commitments and contingencies

   Stockholder's equity:
       Common stock ($1,000 par value, 50,000 shares authorized, 25,651 shares
         issued and outstanding)...........................................................      25.6       25.6
       Additional paid-in capital..........................................................   4,686.7    4,686.7
                                                                                            ---------  ---------
       Accumulated other comprehensive income (loss):
          Net unrealized investment gains (losses):
              Net unrealized gains (losses) on securities not other-than-
                temporarily impaired.......................................................    (546.7)  (1,649.7)
              Net unrealized gains (losses) on other-than-temporarily impaired
                securities.................................................................    (129.8)        --
                                                                                            ---------  ---------
          Net unrealized investment gains (losses).........................................    (676.5)  (1,649.7)
          Derivatives qualifying as hedges.................................................      12.4       46.1
                                                                                            ---------  ---------
       Total accumulated other comprehensive income (loss).................................    (664.1)  (1,603.6)
       Retained earnings...................................................................     279.5      108.3
                                                                                            ---------  ---------
              Total stockholder's equity...................................................   4,327.7    3,217.0
                                                                                            ---------  ---------
              Total liabilities and stockholder's equity................................... $41,185.4  $41,370.8
                                                                                            =========  =========

          See Accompanying Notes to Consolidated Financial Statements

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

          Consolidated Statements of Changes in Stockholder's Equity
                             (Amounts in millions)

                                                                              Accumulated
                                                                  Additional     other                  Total
                                                 Preferred Common  paid-in   comprehensive Retained stockholder's
                                                   stock   stock   capital   income (loss) earnings    equity
                                                 --------- ------ ---------- ------------- -------- -------------
Balances as of December 31, 2006................  $ 110.0  $25.6   $4,025.3    $    22.0   $ 260.8    $ 4,443.7
                                                                                                      ---------
Comprehensive income (loss):
   Net income...................................       --     --         --           --     323.7        323.7
   Net unrealized gains (losses) on investment
     securities.................................       --     --         --       (359.9)       --       (359.9)
   Derivatives qualifying as hedges.............       --     --         --          4.6        --          4.6
                                                                                                      ---------
Total comprehensive income (loss)...............                                                          (31.6)
Redemption of preferred stock...................   (110.0)    --         --           --        --       (110.0)
Dividends and other transactions with
  stockholder...................................       --     --       46.3           --     (62.0)       (15.7)
                                                  -------  -----   --------    ---------   -------    ---------
Balances as of December 31, 2007................       --   25.6    4,071.6       (333.3)    522.5      4,286.4
                                                                                                      ---------
Comprehensive income (loss):
   Net loss.....................................       --     --         --           --    (409.3)      (409.3)
   Net unrealized gains (losses) on investment
     securities.................................       --     --         --     (1,311.5)       --     (1,311.5)
   Derivatives qualifying as hedges.............       --     --         --         41.2        --         41.2
                                                                                                      ---------
Total comprehensive income (loss)...............                                                       (1,679.6)
Capital contribution............................       --     --      610.9           --        --        610.9
Other transactions with stockholder.............       --     --        4.2           --      (4.9)        (0.7)
                                                  -------  -----   --------    ---------   -------    ---------
Balances as of December 31, 2008................       --   25.6    4,686.7     (1,603.6)    108.3      3,217.0
                                                                                                      ---------
Cumulative effect of change in accounting, net
  of taxes and other adjustments................       --     --         --       (188.4)    188.5          0.1
Comprehensive income (loss):
   Net loss.....................................       --     --         --           --      (1.3)        (1.3)
   Net unrealized gains (losses) on securities
     not other-than-temporarily impaired........       --     --         --      1,143.9        --      1,143.9
   Net unrealized gains (losses) on other-than-
     temporarily impaired securities............       --     --         --         17.7        --         17.7
   Derivatives qualifying as hedges.............       --     --         --        (33.7)       --        (33.7)
                                                                                                      ---------
Total comprehensive income (loss)...............                                                        1,126.6
Other transactions with stockholder.............       --     --         --           --     (16.0)       (16.0)
                                                  -------  -----   --------    ---------   -------    ---------
Balances as of December 31, 2009................  $    --  $25.6   $4,686.7    $  (664.1)  $ 279.5    $ 4,327.7
                                                  =======  =====   ========    =========   =======    =========

          See Accompanying Notes to Consolidated Financial Statements

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                     Consolidated Statements of Cash Flows
                             (Amounts in millions)

                                                                                         Years ended December 31,
                                                                                     -------------------------------
                                                                                        2009       2008       2007
                                                                                     ---------  ---------  ---------
Cash flows from operating activities:
   Net income (loss)................................................................ $    (1.3) $  (409.3) $   323.7
   Adjustments to reconcile net income (loss) to net cash from operating activities:
       Net investment losses (gains)................................................     315.9      936.7       91.1
       Equity in net (income) loss of unconsolidated subsidiary.....................      (4.4)      37.6      (19.1)
       Charges assessed to policyholders............................................    (394.2)    (364.3)    (349.5)
       Net increase (decrease) in trading securities and derivative instruments.....    (149.8)     199.8      (94.9)
       Amortization of fixed maturity discounts and premiums........................      60.0       36.7       (7.4)
       Acquisition costs deferred...................................................    (185.6)    (399.9)    (488.3)
       Amortization of deferred acquisition costs and intangibles...................     241.0      244.0      151.4
       Deferred income taxes........................................................    (289.7)    (108.4)     215.7
   Change in certain assets and liabilities:
       Accrued investment income and other assets...................................      43.0     (105.3)    (139.6)
       Insurance reserves...........................................................     699.6      819.2      707.5
       Other liabilities and other policy-related balances..........................      58.9      (96.5)     (48.4)
                                                                                     ---------  ---------  ---------
   Net cash from operating activities...............................................     393.4      790.3      342.2
                                                                                     ---------  ---------  ---------
Cash flows from investing activities:
   Proceeds from maturities and repayments of investments:
       Fixed maturity securities....................................................   1,605.4    1,812.5    2,419.7
       Commercial mortgage loans....................................................     247.2      297.1      505.6
   Proceeds from sales of investments:
       Fixed maturity and equity securities.........................................   1,586.6    1,152.1    1,477.1
   Purchases and originations of investments:
       Fixed maturity and equity securities.........................................  (2,336.2)  (1,305.4)  (4,477.9)
       Commercial mortgage loans....................................................        --      (31.4)    (692.1)
   Other invested assets, net.......................................................    (253.2)  (1,026.0)    (148.2)
   Cash related to transfer of subsidiary to an affiliate...........................        --         --      (27.0)
   Policy loans, net................................................................      (9.9)     (39.0)     (11.2)
                                                                                     ---------  ---------  ---------
   Net cash from investing activities...............................................     839.9      859.9     (954.0)
                                                                                     ---------  ---------  ---------
Cash flows from financing activities:
   Deposits to universal life and investment contracts..............................   1,421.8    3,999.4    4,582.0
   Withdrawals from universal life and investment contracts.........................  (3,448.7)  (4,746.8)  (4,450.9)
   Proceeds from short-term borrowings and other, net...............................     (34.7)     272.8      518.2
   Payments on short-term borrowings................................................        --     (271.8)    (522.4)
   Proceeds from issuance of non-recourse funding obligations.......................        --         --      790.0
   Redemption of non-recourse funding obligations...................................     (12.0)        --         --
   Capital contribution from parent.................................................        --      600.0         --
   Capital contribution to unconsolidated subsidiary................................      (0.1)        --         --
   Redemption of preferred stock....................................................        --         --     (110.0)
   Dividends paid to stockholders...................................................        --         --       (2.5)
                                                                                     ---------  ---------  ---------
   Net cash from financing activities...............................................  (2,073.7)    (146.4)     804.4
                                                                                     ---------  ---------  ---------
   Net change in cash and cash equivalents..........................................    (840.4)   1,503.8      192.6
Cash and cash equivalents at beginning of year......................................   2,120.2      616.4      423.8
                                                                                     ---------  ---------  ---------
Cash and cash equivalents at end of year............................................ $ 1,279.8  $ 2,120.2  $   616.4
                                                                                     =========  =========  =========

          See Accompanying Notes to Consolidated Financial Statements

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                  NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                 Years Ended December 31, 2009, 2008 and 2007

(1) Formation and Nature of Business

   (a) Formation

   Genworth Life and Annuity Insurance Company (the "Company," "GLAIC," "we," "us" or "our" unless the context otherwise requires) is a stock life insurance company operating under a charter granted by the Commonwealth of Virginia on March 21, 1871 as The Life Insurance Company of Virginia. An affiliate of our former ultimate parent company acquired us on April 1, 1996 and ultimately contributed the majority of the outstanding common stock to Genworth Life Insurance Company ("GLIC").

   On May 31, 2004, we became a direct, wholly-owned subsidiary of GLIC while remaining an indirect, wholly-owned subsidiary of Genworth Financial, Inc. ("Genworth"). Until March 12, 2007, our preferred shares were owned by an affiliate, Brookfield Life Assurance Company Limited ("BLAC"). On March 12, 2007, we redeemed the remaining outstanding preferred shares for par value of $110.0 million and paid $2.5 million in dividends on the redeemed preferred shares. On April 30, 2007, the issued shares of preferred stock were retired.

   On January 1, 2007, Federal Home Life Insurance Company ("FHL") and First Colony Life Insurance Company ("FCL") merged with and into GLAIC. GLAIC was the surviving entity. FHL and FCL were both stock life insurance companies operating under charters granted by the Commonwealth of Virginia and both were affiliates of the Company. We received regulatory approval from the State Corporation Commission, Bureau of Insurance of the Commonwealth of Virginia for these mergers.

   Upon consummation of the FHL and FCL mergers, GLAIC transferred its ownership of American Mayflower Life Insurance Company of New York ("AML"), formerly a wholly-owned subsidiary of FCL, to Genworth Life Insurance Company of New York ("GLICNY"), an affiliate, in exchange for a non-majority ownership interest in GLICNY. AML merged into GLICNY, with GLICNY being the surviving entity.

   On January 1, 2007, we transferred assets of $1,377.2 million, including cash and cash equivalents of $27.0 million and liabilities of $1,091.2 million of AML to GLICNY in exchange for an investment in GLICNY of $334.4 million, representing a 34.5% investment in GLICNY. Additionally, $2.1 million was recorded related to net unrealized investment gains and derivative items in equity related to the transfer. The transfer was recorded at book value as the entities were under common control, and accordingly, the difference of $46.3 million between the book value of AML and the investment in GLICNY was recorded as additional paid-in capital. Our investment in GLICNY is recorded under the equity method of accounting. As of December 31, 2009 and 2008, the carrying value of our investment in GLICNY was $381.4 million and $219.1 million, respectively, and was included in other invested assets. See note 20 for further discussion of our investment in GLICNY.

   The accompanying condensed consolidated financial statements include the historical operations and accounts of the Company and its subsidiaries which include: Assigned Settlement, Inc., GNWLAAC Real Estate Holding, LLC, Jamestown Life Insurance Company, River Lake Insurance Company ("River Lake I"), River Lake Insurance Company II ("River Lake II"), River Lake Insurance Company III ("River Lake III"), River Lake Insurance Company IV Limited ("River Lake IV"), River Lake Insurance Company V ("River Lake V"), LLC, River Lake Insurance Company VI ("River Lake VI"), River Lake Insurance Company VII ("River Lake VII") and Rivermont Life Insurance Company I ("Rivermont I"). All intercompany accounts and transactions have been eliminated in consolidation.

   (b) Nature of Business

   We have two segments: (i) Protection; and (ii) Retirement Income, formerly known as Retirement Income and Institutional.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2009, 2008 and 2007


   Protection products are intended to provide protection against financial hardship primarily after the death of an insured and to protect income and assets from other adverse economic impacts of significant health care costs. Our principal product lines under the Protection segment are term life insurance, universal life insurance and Medicare supplement insurance.

   Retirement income products include fixed and variable deferred and immediate individual annuities and group variable annuities offered through retirement plans. On May 1, 2008, we discontinued the sales of variable life insurance policies, however, we continue to service existing policies. In 2006, we discontinued the sale of structured settlement annuities.

   We distribute our products through three primary channels: financial intermediaries (banks, securities brokerage firms and independent broker/dealers), independent producers (brokerage general agencies, affluent market producer groups and specialized brokers) and dedicated sales specialists (affiliated networks of both accountants and personal financial advisors). We also distribute a limited number of products through a direct sales force and defined contribution plan record keepers.

   We also have Corporate and Other activities which include unallocated corporate income and expenses and non-strategic products that are managed outside of our operating segments. Our non-strategic products include our institutional and corporate-owned life insurance products. Institutional products consist of: funding agreements, funding agreements backing notes ("FABNs") and guaranteed investment contracts ("GICs").

   In December 2009, we began reporting our institutional and corporate-owned life insurance products, previously included in our Retirement Income and Protection segments, respectively, in Corporate and Other activities, as they were deemed non-strategic. All prior period amounts have been re-presented.

(2) Summary of Significant Accounting Policies

   Our consolidated financial statements have been prepared on the basis of U.S. generally accepted accounting principles ("U.S. GAAP"). Preparing financial statements in conformity with U.S. GAAP requires us to make estimates and assumptions that affect reported amounts and related disclosures. Actual results could differ from those estimates. All significant intercompany accounts and transactions have been eliminated in consolidation. Certain prior year amounts have been reclassified to conform to the current year presentation. Any material subsequent events have been considered for disclosure through April 13, 2010, which is the date the financial statements were issued.

   (a) Premiums

   For traditional long-duration insurance contracts, we report premiums as earned when due. For short-duration insurance contracts, we report premiums as revenue over the terms of the related insurance policies on a pro-rata basis or in proportion to expected claims.

   Premiums received under annuity contracts without significant mortality risk and premiums received on investment and universal life insurance products are not reported as revenues, but rather as deposits, and are included in liabilities for policyholder account balances.

   (b) Net Investment Income and Net Investment Gains and Losses

   Investment income is recognized when earned. Investment gains and losses are calculated on the basis of specific identification.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2009, 2008 and 2007


   Investment income on mortgage-backed and asset-backed securities is initially based upon yield, cash flow and prepayment assumptions at the date of purchase. Subsequent revisions in those assumptions are recorded using the retrospective or prospective method. Under the retrospective method, used for mortgage-backed and asset-backed securities of high credit quality (ratings equal to or greater than "AA" or that are backed by a U.S. agency) which cannot be contractually prepaid, amortized cost of the security is adjusted to the amount that would have existed had the revised assumptions been in place at the date of purchase. The adjustments to amortized cost are recorded as a charge or credit to net investment income. Under the prospective method, which is used for all other mortgage-backed and asset-backed securities, future cash flows are estimated and interest income is recognized going forward using the new internal rate of return.

   (c) Policy Fees and Other Income

   Policy fees and other income consist primarily of insurance charges assessed on universal life insurance contracts, fees assessed against policyholder account values and surrender fee income. For universal life insurance contracts, charges to contractholder accounts for cost of insurance are recognized as revenue when due. Variable product fees are charged to variable annuity contractholders and variable life insurance policyholders based upon the daily net assets of the contractholder's and policyholder's account values, respectively, and are recognized as revenue when charged. Surrender fees are recognized as income when the contract or policy is surrendered.

   (d) Investment Securities

   At the time of purchase, we designate our investment securities as either available-for-sale or trading and report them in our consolidated balance sheets at fair value. Our portfolio of fixed maturity securities is comprised primarily of investment grade securities. Changes in the fair value of available-for-sale investments, net of the effect on deferred acquisition costs ("DAC"), present value of future profits ("PVFP") and deferred income taxes, are reflected as unrealized investment gains or losses in a separate component of accumulated other comprehensive income (loss). Realized and unrealized gains and losses related to trading securities are reflected in net investment gains (losses). Trading securities are included in other invested assets in our consolidated balance sheets.

   Other-Than-Temporary Impairments On Available-For-Sale Securities

   As of each balance sheet date, we evaluate securities in an unrealized loss position for other-than-temporary impairments. For debt securities, we consider all available information relevant to the collectability of the security, including information about past events, current conditions, and reasonable and supportable forecasts, when developing the estimate of cash flows expected to be collected. More specifically for mortgage-backed and asset-backed securities, we also utilize performance indicators of the underlying assets including default or delinquency rates, loan to collateral value ratios, third-party credit enhancements, current levels of subordination, vintage and other relevant characteristics of the security or underlying assets to develop our estimate of cash flows. Estimating the cash flows expected to be collected is a quantitative and qualitative process that incorporates information received from third-party sources along with certain internal assumptions and judgments regarding the future performance of the underlying collateral. Where possible, this data is benchmarked against third-party sources.

   Prior to adoption of new accounting guidance related to the recognition and presentation of other-than-temporary impairments on April 1, 2009, we generally recognized an other-than-temporary impairment on debt securities in an unrealized loss position when we did not expect full recovery of value or did not have the intent

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2009, 2008 and 2007

and ability to hold such securities until they had fully recovered their amortized cost. The recognition of other-than-temporary impairments prior to April 1, 2009 represented the entire difference between the amortized cost and fair value with this difference being recorded in net income (loss) as an adjustment to the amortized cost of the security.

   Beginning on April 1, 2009, we recognize other-than-temporary impairments on debt securities in an unrealized loss position when one of the following circumstances exists:

  . we do not expect full recovery of our amortized cost based on the estimate of cash flows expected to be collected,

  .   we intend to sell a security or

  . it is more likely than not that we will be required to sell a security prior to recovery.

   For other-than-temporary impairments recognized during the period, we present the total other-than-temporary impairments, the portion of other-than-temporary impairments included in other comprehensive income (loss) ("OCI") and the net other-than-temporary impairments as supplemental disclosure presented on the face of our consolidated statements of income.

   Total other-than-temporary impairments are calculated as the difference between the amortized cost and fair value that emerged in the current period. For other-than-temporarily impaired securities where we do not intend to sell the security and it is not more likely than not that we will be required to sell the security prior to recovery, total other-than-temporary impairments are adjusted by the portion of other-than-temporary impairments recognized in OCI ("non-credit"). Net other-than-temporary impairments recorded in net income
(loss) represent the credit loss on the other-than-temporarily impaired securities with the offset recognized as an adjustment to the amortized cost to determine the new amortized cost basis of the securities.

   For securities that were deemed to be other-than-temporarily impaired and a non-credit loss was recorded in OCI, the amount recorded as an unrealized gain
(loss) represents the difference between the current fair value and the new amortized cost for each period presented. The unrealized gain (loss) on an other-than-temporarily impaired security is recorded as a separate component in OCI until the security is sold or until we record an other-than-temporary impairment where we intend to sell the security or will be required to sell the security prior to recovery.

   To estimate the amount of other-than-temporary impairment attributed to credit losses on debt securities where we do not intend to sell the security and it is not more likely than not that we will be required to sell the security prior to recovery, we determine our best estimate of the present value of the cash flows expected to be collected from a security by discounting these cash flows at the current effective yield on the security prior to recording any other-than-temporary impairment. If the present value of the discounted cash flows is lower than the amortized cost of the security, the difference between the present value and amortized cost represents the credit loss associated with the security with the remaining difference between fair value and amortized cost recorded as a non-credit other-than-temporary impairment in OCI.

   The evaluation of other-than-temporary impairments is subject to risks and uncertainties and is intended to determine the appropriate amount and timing for recognizing an impairment charge. The assessment of whether such impairment has occurred is based on management's best estimate of the cash flows expected to be collected at the individual security level. We regularly monitor our investment portfolio to ensure that securities that may be other-than-temporarily impaired are identified in a timely manner and that any impairment charge is recognized in the proper period.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2009, 2008 and 2007


   While the other-than-temporary impairment model for debt securities generally includes fixed maturity securities, there are certain hybrid securities that are classified as fixed maturity securities where the application of a debt impairment model depends on whether there has been any evidence of deterioration in credit of the issuer. Under certain circumstances, evidence of deterioration in credit of the issuer may result in the application of the equity impairment model.

   For equity securities, we recognize an impairment charge in the period in which we determine that the security will not recover to book value within a reasonable period. We determine what constitutes a reasonable period on a security-by-security basis based upon consideration of all the evidence available to us, including the magnitude of an unrealized loss and its duration. In any event, this period does not exceed 18 months for common equity securities. We measure other-than-temporary impairments based upon the difference between the amortized cost of a security and its fair value.

   (e) Fair Value Measurements

   Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. We have fixed maturity, equity and trading securities, derivatives, embedded derivatives, securities held as collateral, separate account assets and certain other financial instruments, which are carried at fair value.

   Fair value measurements are based upon observable and unobservable inputs. Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect our view of market assumptions in the absence of observable market information. We utilize valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs. All assets and liabilities carried at fair value are classified and disclosed in one of the following three categories:

  .   Level 1--Quoted prices for identical instruments in active markets.

  . Level 2--Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations whose inputs are observable or whose significant value drivers are observable.

  .   Level 3--Instruments whose significant value drivers are unobservable.

   Level 1 primarily consists of financial instruments whose value is based on quoted market prices such as exchange-traded derivatives and actively traded mutual fund investments.

   Level 2 includes those financial instruments that are valued using industry-standard pricing methodologies, models or other valuation methodologies. These models are primarily industry-standard models that consider various inputs, such as interest rate, credit spread and foreign exchange rates for the underlying financial instruments. All significant inputs are observable, or derived from observable information, in the marketplace or are supported by observable levels at which transactions are executed in the marketplace. Financial instruments in this category primarily include: certain public and private corporate fixed maturity and equity securities; government or agency securities; certain mortgage-backed and asset-backed securities; securities held as collateral; and certain non-exchange-traded derivatives such as interest rate or cross currency swaps.

   Level 3 is comprised of financial instruments whose fair value is estimated based on industry-standard pricing methodologies and internally developed models utilizing significant inputs not based on, nor corroborated by, readily available market information. In limited instances, this category may also utilize non-binding broker

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2009, 2008 and 2007

quotes. This category primarily consists of certain less liquid fixed maturity, equity and trading securities and certain derivative instruments where we cannot corroborate the significant valuation inputs with market observable data.

   As of each reporting period, all assets and liabilities recorded at fair value are classified in their entirety based on the lowest level of input that is significant to the fair value measurement. Our assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the asset or liability, such as the relative impact on the fair value as a result of including a particular input. We review the fair value hierarchy classifications each reporting period. Changes in the observability of the valuation attributes may result in a reclassification of certain financial assets or liabilities. Such reclassifications are reported as transfers in and out of Level 3 at the beginning fair value for the reporting period in which the changes occur.

   The vast majority of our fixed maturity and equity securities use Level 2 inputs for the determination of fair value. These fair values are obtained primarily from industry-standard pricing methodologies based on market observable information. Certain structured securities valued using industry-standard pricing methodologies utilize significant unobservable inputs to estimate fair value, resulting in the fair value measurements being classified as Level 3. We also utilize internally developed pricing models to produce estimates of fair value primarily utilizing Level 2 inputs along with certain Level 3 inputs. The internally developed models include matrix pricing where we discount expected cash flows utilizing market interest rates obtained from market sources based on the credit quality and duration of the instrument to determine fair value. For securities that may not be reliably priced using internally developed pricing models, we estimate fair value using indicative market prices. These prices are indicative of an exit price, but the assumptions used to establish the fair value may not be observable, or corroborated by market observable information, and represent Level 3 inputs.

   The fair value of securities held as collateral is primarily based on Level 2 inputs from market information for the collateral that is held on our behalf by the custodian. The fair value of separate account assets is based on the quoted prices of the underlying fund investments and, therefore, represents Level 1 pricing.

   The fair value of derivative instruments primarily utilizes Level 2 inputs. Certain derivative instruments are valued using significant unobservable inputs and are classified as Level 3 measurements. The classification of fair value measurements for derivative instruments, including embedded derivatives requiring bifurcation, was determined based on consideration of several inputs including: closing exchange or over-the-counter market price quotations; time value and volatility factors underlying options; foreign exchange rates; market interest rates; and non-performance risk. For product-related embedded derivatives, we also include certain policyholder assumptions in the determination of fair value.

   For assets carried at fair value, the non-performance of the counterparties is considered in the determination of fair value measurement for those assets. Similarly, the fair value measurement of a liability must reflect the entity's own non-performance risk. Therefore, the impact of non-performance risk, as well as any potential credit enhancements (e.g., collateral), has been considered in the fair value measurement of both assets and liabilities. The liabilities recorded at fair value include derivative and guaranteed minimum withdrawal benefits ("GMWB") liabilities.

   We continually assess the non-performance risk on our liabilities recorded at fair value and will make adjustments in future periods as additional information is obtained that would indicate such an adjustment is necessary to accurately present the fair value measurement in accordance with U.S. GAAP.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2009, 2008 and 2007


   (f) Commercial Mortgage Loans

   Commercial mortgage loans are generally stated at principal amounts outstanding, net of deferred expenses and allowance for loan loss. Interest on loans is recognized on an accrual basis at the applicable interest rate on the principal amount outstanding. Loan origination fees and direct costs, as well as premiums and discounts, are amortized as level yield adjustments over the respective loan terms. Unamortized net fees or costs are recognized upon early repayment of the loans. Loan commitment fees are generally deferred and amortized on an effective yield basis over the term of the loan. Impaired loans are generally carried on a non-accrual status. Loans are ordinarily placed on non-accrual status when, in management's opinion, the collection of principal or interest is unlikely, or when the collection of principal or interest is 90 days or more past due.

   The allowance for loan losses is maintained at a level that management determines is adequate to absorb estimated probable incurred losses in the loan portfolio. Management's evaluation process to determine the adequacy of the allowance utilizes an analytical model based on historical loss experience adjusted for current events, trends and economic conditions. The actual amounts realized could differ in the near term from the amounts assumed in arriving at the allowance for loan losses reported in the consolidated financial statements.

   All losses of principal are charged to the allowance for loan losses in the period in which the loan is deemed to be uncollectible. Additions and reductions are made to the allowance through periodic provisions or benefits to net investment gains (losses).

   (g) Securities Lending Activity

   We engage in certain securities lending transactions for the purpose of enhancing the yield on our investment securities portfolio, which require the borrower to provide collateral, consisting of cash and government securities, on a daily basis, in amounts equal to or exceeding 102% of the fair value of the applicable securities loaned. We maintain effective control over all loaned securities and, therefore, continue to report such securities as fixed maturity securities on the consolidated balance sheets. Cash and non-cash collateral, such as a security, received by us on securities lending transactions is reflected in other invested assets with an offsetting liability recognized in other liabilities for the obligation to return the collateral. Any cash collateral received is reinvested by our custodian based upon the investment guidelines provided within our agreement. The reinvested cash collateral is primarily invested in U.S. and foreign government securities, U.S. government agency securities, asset-backed securities and corporate debt securities, all of which have scheduled maturities of less than three years. As of December 31, 2009 and 2008, the fair value of securities loaned under the securities lending program was $170.6 million and $121.0 million, respectively. As of December 31, 2009 and 2008, the fair value of collateral held under the securities lending program was $175.8 million and $128.0 million, respectively, and the obligation to return collateral of $176.0 million and $128.2 million, respectively, was included in other liabilities in the consolidated balance sheets. We had no non-cash collateral as of December 31, 2009 and 2008.

   (h) Cash and Cash Equivalents

   Certificates of deposit, money market funds and other time deposits with original maturities of 90 days or less are considered cash equivalents in the consolidated balance sheets and consolidated statements of cash flows. Items with maturities greater than 90 days but less than one year at the time of acquisition are considered short-term investments.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2009, 2008 and 2007


   (i) Deferred Acquisition Costs

   Acquisition costs include costs that vary with, and are primarily related to, the acquisition of insurance and investment contracts. Such costs are deferred and amortized as follows:

   Long-Duration Contracts. Acquisition costs include commissions in excess of ultimate renewal commissions, solicitation and printing costs, sales material and some support costs, such as underwriting and contract and policy issuance expenses. Amortization for traditional long-duration insurance products is determined as a level proportion of premium based on commonly accepted actuarial methods and reasonable assumptions about mortality, morbidity, lapse rates, expenses and future yield on related investments established when the contract or policy is issued. Amortization is adjusted each period to reflect policy lapse or termination rates as compared to anticipated experience. Amortization for annuity contracts without significant mortality risk and for investment and universal life insurance products is based on estimated gross profits. Estimated gross profits are adjusted quarterly to reflect actual experience to date or for the unlocking of underlying key assumptions based on experience studies.

   Short-Duration Contracts. Acquisition costs consist primarily of commissions and premium taxes and are amortized ratably over the terms of the underlying policies.

   We regularly review all of these assumptions and periodically test DAC for recoverability. For deposit products, if the current present value of estimated future gross profits is less than the unamortized DAC for a line of business, a charge to income is recorded for additional DAC amortization, and for certain products, an increase in benefit reserves may be required. For other products, if the benefit reserve plus anticipated future premiums and interest income for a line of business are less than the current estimate of future benefits and expenses (including any unamortized DAC), a charge to income is recorded for additional DAC amortization or for increased benefit reserves. For the years ended December 31, 2009 and 2008, we recorded a charge to DAC as a result of our loss recognition and DAC recoverability testing of $49.0 million and $46.1 million, respectively. For the year ended December 31, 2007, there were no charges to income recorded as a result of our DAC recoverability or loss recognition testing.

   (j) Intangible Assets

   Present Value of Future Profits. In conjunction with the acquisition of a block of insurance policies or investment contracts, a portion of the purchase price is assigned to the right to receive future gross profits arising from existing insurance and investment contracts. This intangible asset, called PVFP, represents the actuarially estimated present value of future cash flows from the acquired policies. PVFP is amortized, net of accreted interest, in a manner similar to the amortization of DAC.

   We regularly review all of these assumptions and periodically test PVFP for recoverability. For deposit products, if the current present value of estimated future gross profits is less than the unamortized PVFP for a line of business, a charge to income is recorded for additional PVFP amortization. For other products, if the benefit reserve plus anticipated future premiums and interest income for a line of business are less than the current estimate of future benefits and expenses (including any unamortized PVFP), a charge to income is recorded for additional PVFP amortization or for increased benefit reserves. For the years ended December 31, 2009, 2008 and 2007, no charges to income were recorded as a result of our PVFP recoverability or loss recognition testing.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2009, 2008 and 2007


   Deferred Sales Inducements to Contractholders. We defer sales inducements to contractholders for features on variable annuities that entitle the contractholder to an incremental amount to be credited to the account value upon making a deposit, and for fixed annuities with crediting rates higher than the contract's expected ongoing crediting rates for periods after the inducement. Deferred sales inducements to contractholders are reported as a separate intangible asset and amortized in benefits and other changes in policy reserves using the same methodology and assumptions used to amortize DAC.

   Software. Purchased software and certain application development costs related to internally developed software are capitalized above de minimus thresholds. When the software is ready for its intended use, the amounts capitalized are amortized over the expected useful life, not to exceed five years.

   (k) Goodwill

   Goodwill is not amortized but is tested for impairment at least annually and between annual tests if an event occurs or circumstances change that would more likely than not reduce the fair value of the reporting unit below its carrying value. We test goodwill using a fair value approach, which requires the use of estimates and judgment, at the "reporting unit" level. A reporting unit is the operating segment, or a business one level below that operating segment (the "component" level) if discrete financial information is prepared and regularly reviewed by management at the component level. We recognize an impairment charge for any amount by which the carrying amount of a reporting unit's goodwill exceeds its fair value.

   The determination of fair value for our reporting units is primarily based on an income approach whereby we use discounted cash flows for each reporting unit. When available, and as appropriate, we use market approaches or other valuation techniques to corroborate discounted cash flow results. The discounted cash flow model used for each reporting unit is based on either: operating income or statutory distributable income, depending on the reporting unit being valued.

   The cash flows used to determine fair value are dependent on a number of significant management assumptions based on our historical experience, our expectations of future performance and expected economic environment. Our estimates are subject to change given the inherent uncertainty in predicting future performance and cash flows, which are impacted by such things as policyholder behavior, competitor pricing, new product introductions and specific industry and market conditions. Additionally, the discount rate used in our discounted cash flow approach is based on management's judgment of the appropriate rate for each reporting unit based on the relative risk associated with the projected cash flows.

   For the years ended December 31, 2009, 2008 and 2007, no charges were recorded as a result of our goodwill impairment testing. See note 6 for additional information related to goodwill.

   (l) Reinsurance

   Premium revenue, benefits and acquisition and operating expenses, net of deferrals, are reported net of the amounts relating to reinsurance ceded to and assumed from other companies. Amounts due from reinsurers for incurred and estimated future claims are reflected in the reinsurance recoverable asset. The cost of reinsurance is accounted for over the terms of the related treaties using assumptions consistent with those used to account for the underlying reinsured policies. Premium revenue, benefits and acquisition and operating expenses, net of deferrals, for reinsurance contracts that do not qualify for reinsurance accounting are accounted for under the deposit method of accounting.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2009, 2008 and 2007


   (m) Derivatives

   Derivative financial instruments are used to manage risk through one of four principal risk management strategies including: (i) liabilities; (ii) invested assets; (iii) portfolios of assets or liabilities; and (iv) forecasted transactions.

   On the date we enter into a derivative contract, management designates the derivative as a hedge of the identified exposure (fair value or cash flow). If a derivative does not qualify for hedge accounting, the changes in its fair value and all scheduled periodic settlement receipts and payments are reported in income.

   We formally document all relationships between hedging instruments and hedged items, as well as our risk management objective and strategy for undertaking various hedge transactions. In this documentation, we specifically identify the asset, liability or forecasted transaction that has been designated as a hedged item, state how the hedging instrument is expected to hedge the risks related to the hedged item, and set forth the method that will be used to retrospectively and prospectively assess the hedging instrument's effectiveness and the method that will be used to measure hedge ineffectiveness. We generally determine hedge effectiveness based on total changes in fair value of the hedged item attributable to the hedged risk and the total changes in fair value of the derivative instrument.

   We discontinue hedge accounting prospectively when: (i) it is determined that the derivative is no longer effective in offsetting changes in the fair value or cash flows of a hedged item; (ii) the derivative expires or is sold, terminated or exercised; (iii) the derivative is de-designated as a hedge instrument; or (iv) it is probable that the forecasted transaction will not occur.

   For all qualifying and highly effective cash flow hedges, the effective portion of changes in fair value of the derivative instrument is reported as a component of OCI. The ineffective portion of changes in fair value of the derivative instrument is reported as a component of income. When hedge accounting is discontinued because it is probable that a forecasted transaction will not occur, the derivative continues to be carried in the consolidated balance sheets at its fair value, and gains and losses that were accumulated in OCI are recognized immediately in income. When the hedged forecasted transaction is no longer probable, but is reasonably possible, the accumulated gain or loss remains in OCI and is recognized when the transaction affects income; however, prospective hedge accounting for the transaction is terminated. In all other situations in which hedge accounting is discontinued on a cash flow hedge, amounts previously deferred in OCI are reclassified into income when income is impacted by the variability of the cash flow of the hedged item.

   For all qualifying and highly effective fair value hedges, the changes in fair value of the derivative instrument are reported in income. In addition, changes in fair value attributable to the hedged portion of the underlying instrument are reported in income. When hedge accounting is discontinued because it is determined that the derivative no longer qualifies as an effective fair value hedge, the derivative continues to be carried in the consolidated balance sheets at its fair value, but the hedged asset or liability will no longer be adjusted for changes in fair value. In all other situations in which hedge accounting is discontinued, the derivative is carried at its fair value in the consolidated balance sheets, with changes in its fair value recognized in the current period as income.

   We may enter into contracts that are not themselves derivative instruments but contain embedded derivatives. For each contract, we assess whether the economic characteristics of the embedded derivative are clearly and closely related to those of the host contract and determine whether a separate instrument with the same terms as the embedded instrument would meet the definition of a derivative instrument.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2009, 2008 and 2007


   If it is determined that the embedded derivative possesses economic characteristics that are not clearly and closely related to the economic characteristics of the host contract, and that a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is separated from the host contract and accounted for as a stand-alone derivative. Such embedded derivatives are recorded in the consolidated balance sheets at fair value and are classified consistent with their host contract. Changes in their fair value are recognized in the current period in income. If we are unable to properly identify and measure an embedded derivative for separation from its host contract, the entire contract is carried in the consolidated balance sheets at fair value, with changes in fair value recognized in the current period in income.

   Changes in the fair value of non-qualifying derivatives, including embedded derivatives, changes in fair value of certain derivatives and related hedged items in fair value hedge relationships and hedge ineffectiveness on cash flow hedges are reported in net investment gains (losses).

   (n) Separate Accounts

   The separate account assets represent funds for which the investment income and investment gains and losses accrue directly to the variable annuity contractholders and variable life insurance policyholders. We assess mortality and expense risk fees and administration charges on the assets allocated to the separate accounts. The separate account assets are carried at fair value and are equal to the liabilities that represent the contractholders' and policyholders' equity in those assets.

   (o) Insurance Reserves

   Future Policy Benefits

   We include insurance-type contracts, such as traditional life insurance, in the liability for future policy benefits. Insurance-type contracts are broadly defined to include contracts with significant mortality and/or morbidity risk. The liability for future benefits of insurance contracts is the present value of such benefits less the present value of future net premiums based on mortality, morbidity and other assumptions, which are appropriate at the time the policies are issued or acquired. These assumptions are periodically evaluated for potential reserve deficiencies. Reserves for cancelable accident and health insurance are based upon unearned premiums, claims incurred but not reported and claims in the process of settlement. This estimate is based on our historical experience and that of the insurance industry, adjusted for current trends. Any changes in the estimated liability are reflected in income as the estimates are revised.

   Policyholder Account Balances

   We include investment-type contracts and our universal life insurance contracts in the liability for policyholder account balances. Investment-type contracts are broadly defined to include contracts without significant mortality or morbidity risk. Payments received from sales of investment contracts are recognized by providing a liability equal to the current account value of the policyholders' contracts. Interest rates credited to investment contracts are guaranteed for the initial policy term with renewal rates determined as necessary by management.

   (p) Liability for Policy and Contract Claims

   The liability for policy and contract claims represents the amount needed to provide for the estimated ultimate cost of settling claims relating to insured events that have occurred on or before the end of the respective

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2009, 2008 and 2007

reporting period. The estimated liability includes requirements for future payments of: (a) claims that have been reported to the insurer; (b) claims related to insured events that have occurred but that have not been reported to the insurer as of the date the liability is estimated; and (c) claim adjustment expenses. Claim adjustment expenses include costs incurred in the claim settlement process such as legal fees and costs to record, process and adjust claims.

   Management considers the liability for policy and contract claims provided to be satisfactory to cover the losses that have occurred. Management monitors actual experience, and where circumstances warrant, will revise its assumptions. The methods of determining such estimates and establishing the reserves are reviewed continuously and any adjustments are reflected in operations in the period in which they become known. Future developments may result in losses and loss expenses greater or less than the liability for policy and contract claims provided.

   (q) Income Taxes

   We determine deferred tax assets and/or liabilities by multiplying the differences between the financial reporting and tax reporting bases for assets and liabilities by the enacted tax rates expected to be in effect when such differences are recovered or settled, if there is no change in the law. The effect on deferred taxes of a change in tax rates is recognized in income in the period that includes the enactment date.

   For the period beginning January 1, 2004, and ending on the date of the transfer of our outstanding capital stock to Genworth, we were included in the consolidated federal income tax return of General Electric ("GE"). During this period, we were subject to a tax sharing arrangement that allocated taxes on a separate company basis, but provided benefit for current utilization of losses and credits.

   Subsequent to the transfer of our outstanding capital stock to Genworth, we file a consolidated life insurance federal income tax return with our parent, GLIC, and its other life insurance affiliates. We are subject to a separate tax sharing agreement, as approved by state insurance regulators, which allocates taxes on a separate company basis but provides benefit for current utilization of losses and credits. Intercompany balances are settled at least annually.

   We are party to an assumption agreement with our indirect parent company, Genworth North America Corporation ("GNA"), whereby GNA assumes responsibility for any tax contingencies (that will not give rise to future reversals) on our behalf. These contingencies are reflected as an expense of the Company when incurred and are included in current tax expense. The Company recognizes the corresponding amount as a change in stockholder's equity since the liability for the contingency is assumed by GNA.

   (r) Variable Interest Entities

   We are involved in certain entities that are considered variable interest entities ("VIEs") as defined under U.S. GAAP, and, accordingly, we evaluate the VIE to determine whether we are the primary beneficiary and are required to consolidate the assets and liabilities of the entity. The determination of the primary beneficiary for a VIE can be complex and requires management judgment regarding the expected results of the entity and how those results are absorbed by beneficial interest holders.

   Our primary involvement related to VIEs includes securitization transactions and certain investments.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2009, 2008 and 2007


   We have retained interests in VIEs where we are the servicer and transferor of certain assets that were sold to a newly created VIE. Additionally, for certain securitization transactions, we were the transferor of certain assets that were sold to a newly created VIE but did not retain any beneficial interest in the VIE other than acting as the servicer of the underlying assets.

   We hold investments in certain structures that are considered VIEs. Our investments represent beneficial interests that are primarily in the form of structured securities or alternative investments. Our involvement in these structures typically represent a passive investment in the returns generated by the VIE and typically do not result in having significant influence over the economic performance of the VIE.

   As of December 31, 2009 and 2008, we were not required to consolidate any VIEs where there are third-party beneficial interest holders.

   (s) Accounting Changes

   Fair Value Measurements and Disclosures--Measuring Liabilities At Fair Value

   On October 1, 2009, we adopted new accounting guidance related to measuring liabilities at fair value. This accounting guidance clarified techniques for measuring the fair value of liabilities when quoted market prices for the identical liability are not available. The adoption of this new accounting guidance did not have a material impact on our consolidated financial statements.

   Fair Value Measurements and Disclosures--Investments In Certain Entities That Calculate Net Asset Value Per Share

   On October 1, 2009, we adopted new accounting guidance related to fair value measurements and disclosures that provided guidance on the fair value measurement in certain entities that calculate net asset value per share. The adoption of this new accounting guidance did not have a material impact on our consolidated financial statements.

   The FASB Accounting Standards Codification and the Hierarchy of Generally Accepted Accounting Principles

   On July 1, 2009, we adopted new accounting guidance related to the codification of accounting standards and the hierarchy of U.S. GAAP established by the Financial Accounting Standards Board (the "FASB"). This accounting guidance established two levels of U.S. GAAP, authoritative and nonauthoritative. The FASB Accounting Standards Codification (the "Codification") is the source of authoritative, nongovernmental U.S. GAAP, except for rules and interpretive releases of the U.S. Securities and Exchange Commission ("SEC"), which are also sources of authoritative U.S. GAAP for SEC registrants. All other accounting literature is nonauthoritative. The adoption of this new accounting guidance did not have a material impact on our consolidated financial statements.

   Subsequent Events

   On June 30, 2009, we adopted new accounting guidance related to accounting for and disclosure of events that occur after the balance sheet date but before financial statements are issued or are available to be issued. This accounting guidance required the disclosure of the date through which an entity has evaluated subsequent events and the basis for that date. The adoption of this new accounting guidance did not have a material impact on our consolidated financial statements.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2009, 2008 and 2007


   Recognition and Presentation of Other-Than-Temporary Impairments

   On April 1, 2009, we adopted new accounting guidance related to the recognition and presentation of other-than-temporary impairments. This accounting guidance amended the other-than-temporary impairment guidance for debt securities and modified the presentation and disclosure requirements for other-than-temporary impairment disclosures for debt and equity securities. This accounting guidance also amended the requirement for management to positively assert the ability and intent to hold a debt security to recovery to determine whether an other-than-temporary impairment exists and replaced this provision with the assertion that we do not intend to sell or it is not more likely than not that we will be required to sell a security prior to recovery. Additionally, this accounting guidance modified the presentation of other-than-temporary impairments for certain debt securities to only present the impairment loss in net income (loss) that represents the credit loss associated with the other-than-temporary impairment with the remaining impairment loss being presented in OCI. On April 1, 2009, we recorded a net cumulative effect adjustment of $188.5 million to retained earnings with an offset to accumulated other comprehensive income (loss) of $188.4 million related to the adoption of this new accounting guidance. The following summarizes the components for the cumulative effect adjustment:

                                        Accumulated other
                                          comprehensive                     Total stockholder's
(Amounts in millions)                     income (loss)   Retained earnings       equity
---------------------                   ----------------- ----------------- -------------------
Investment securities..................      $(301.6)          $ 301.6             $  --
Adjustment to DAC......................          3.6              (4.5)             (0.9)
Adjustment to PVFP.....................          5.9              (5.8)              0.1
Adjustment to certain benefit reserves.           --               0.6               0.6
Provision for income taxes.............        103.7            (103.4)              0.3
                                             -------           -------             -----
Net cumulative effect adjustment.......      $(188.4)          $ 188.5             $ 0.1
                                             =======           =======             =====

   Determining Fair Value When the Volume and Level of Activity For the Asset Or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly

   On April 1, 2009, we adopted new accounting guidance related to determining fair value when the volume and level of activity for the asset or liability have significantly decreased and identifying transactions that are not orderly. This accounting guidance provided additional guidance for determining fair value when the volume or level of activity for an asset or liability has significantly decreased and identified circumstances that indicate a transaction is not orderly. The adoption of this new accounting guidance did not have a material impact on our consolidated financial statements.

   Fair Value Measurements of Certain Nonfinancial Assets and Liabilities

   On January 1, 2009, we adopted new accounting guidance related to fair value measurements of certain nonfinancial assets and liabilities, such as impairment testing of goodwill and indefinite-lived intangible assets. The adoption of this new accounting guidance did not have a material impact on our consolidated financial statements.

   Disclosures About Derivative Instruments and Hedging Activities

   On January 1, 2009, we adopted new accounting guidance related to disclosures about derivative instruments and hedging activities. This statement required enhanced disclosures about an entity's derivative and hedging activities. The adoption of this new accounting guidance did not have a material impact on our consolidated financial statements.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2009, 2008 and 2007


   Business Combinations

   On January 1, 2009, we adopted new accounting guidance related to business combinations. This accounting guidance established principles and requirements for how an acquirer recognizes and measures certain items in a business combination, as well as disclosures about the nature and financial effects of a business combination. The adoption of this new accounting guidance did not have a material impact on our consolidated financial statements.

   Transfers of Financial Assets and Interests In Variable Interest Entities

   On December 31, 2008, we adopted new accounting guidance related to disclosures by public entities about transfers of financial assets and interests in VIEs. This new accounting guidance amends the disclosure requirements regarding transfers of financial assets and involvement in VIEs to require additional disclosures for public entities. The adoption of this new accounting guidance did not have a material impact on our consolidated financial statements.

   Credit Derivatives and Certain Guarantees

   On December 31, 2008, we adopted new accounting guidance related to disclosures about credit derivatives and certain guarantees. This accounting guidance requires certain disclosures by sellers of credit derivatives and requires additional disclosure about the current status of the payment/performance risk of guarantees. The adoption of this new accounting guidance did not have a material impact on our consolidated financial statements.

   Other-Than-Temporary Impairments On Available-For-Sale Securities

   On October 14, 2008, the Office of the Chief Accountant at the SEC, issued a letter to the FASB that stated, given the debt characteristics of hybrid securities, they would not object to the application of a debt impairment model to hybrid investments provided there has been no evidence of deterioration in credit of the issuer. A debt impairment model could be used for filings subsequent to October 14, 2008, until the FASB further addresses the appropriate impairment model. As a result, management began using and will continue to use the debt impairment model as long as there has been no evidence of deterioration in credit of the issuer as of the balance sheet date.

   Other-Than-Temporary Impairments of Certain Structured Securities

   On October 1, 2008, we adopted new accounting guidance related to impairment guidance. This accounting guidance amends the impairment guidance to require all available information be used to produce our best estimate of cash flows rather than relying exclusively upon what a market participant would use to determine the current fair value. The adoption of this new accounting guidance did not have a material impact on our consolidated financial statements.

   Determining Fair Value When A Market Is Not Active

   On September 30, 2008, we adopted new accounting guidance related to determining the fair value of a financial asset when the market for that asset is not active. The accounting guidance provides guidance and clarification on how management's internal assumptions, observable market information and market quotes are considered in inactive markets. The adoption of this new accounting guidance did not have a material impact on our consolidated financial statements.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2009, 2008 and 2007


   Fair Value Measurements

   On January 1, 2008, we adopted new accounting guidance related to fair value measurements. This accounting guidance defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. The adoption of this new accounting guidance did not have a material impact on our consolidated financial statements. Additionally, on January 1, 2008, we elected the partial adoption of this accounting guidance to allow an entity to delay the application until January 1, 2009 for certain non-financial assets and liabilities. Under the provisions of the accounting guidance, we will delay the application for fair value measurements used in the impairment testing of goodwill and indefinite-lived intangible assets and eligible non-financial assets and liabilities included within a business combination. The adoption of this new accounting guidance did not have a material impact on our consolidated financial statements.

   Fair Value Option For Financial Assets and Financial Liabilities

   On January 1, 2008, we adopted new accounting guidance related to the fair value option for financial assets and financial liabilities. This accounting guidance provides an option, on specified election dates, to report selected financial assets and liabilities, including insurance contracts, at fair value. Subsequent changes in fair value for designated items are reported in income in the current period. The adoption of this new accounting guidance did not impact our consolidated financial statements as no items were elected for measurement at fair value upon initial adoption. We will continue to evaluate eligible financial assets and liabilities on their election dates. Any future elections will be disclosed in accordance with the provisions outlined in the accounting guidance.

   Amendment to Guidance For Offsetting of Amounts Related To Certain Contracts

   On January 1, 2008, we adopted new accounting guidance for offsetting of amounts related to certain contracts. This accounting guidance allows fair value amounts recognized for collateral to be offset against fair value amounts recognized for derivative instruments that are executed with the same counterparty under certain circumstances. It also requires an entity to disclose the accounting policy decision to offset, or not to offset, fair value amounts. We do not, and have not previously, offset the fair value amounts recognized for derivatives with the amounts recognized as collateral.

   Accounting For Uncertainty In Income Taxes

   On January 1, 2007, we adopted new accounting guidance related to accounting for uncertainty in income taxes. This accounting guidance clarifies the criteria that must be satisfied to recognize the financial statement benefit of a position taken in our tax returns. The criteria for recognition in the consolidated financial statements require an affirmative determination that it is more likely than not, based on a tax position's technical merits, that we are entitled to the benefit of that position.

   Upon adoption of this new accounting guidance on January 1, 2007, the total amount of unrecognized tax benefits was $74.3 million, of which, $53.3 million, if recognized, would affect the effective tax rate.

   Accounting By Insurance Enterprises For DAC In Connection With Modifications Or Exchanges of Insurance Contracts

   On January 1, 2007, we adopted new accounting guidance related to accounting by insurance enterprises for DAC in connection with modifications or exchanges of insurance contracts. This accounting guidance provides

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2009, 2008 and 2007

guidance on accounting for DAC and other balances on an internal replacement, defined broadly as a modification in product benefits, features, rights or coverages that occurs by the exchange of an existing contract for a new contract, or by amendment, endorsement or rider to an existing contract, or by the election of a benefit, feature, right or coverage within an existing contract. The adoption of this new accounting guidance had no impact on our consolidated financial statements.

   (t) Accounting Pronouncements Not Yet Adopted

   In March 2010, the FASB issued new accounting guidance clarifying the scope exception for embedded credit derivatives and when those features would be bifurcated from the host contract. Under the new accounting guidance, only embedded credit derivative features that are in the form of subordination of one financial instrument to another would not be subject to the bifurcation requirements. Accordingly, entities will be required to bifurcate any embedded credit derivative features that no longer qualify under the amended scope exception, or, for certain investments, an entity can elect fair value option and record the entire investment at fair value. This accounting guidance will be effective for us on July 1, 2010. Upon adoption, any changes in the carrying value of impacted items will be recorded directly in retained earnings. We have not yet determined the impact this accounting guidance will have on our consolidated financial statements.

   In January 2010, the FASB issued new accounting guidance to require additional disclosures about purchases, sales, issuances, and settlements in the rollforward of Level 3 fair value measurements. This new accounting guidance will be effective for us on January 1, 2011. We do not expect the adoption of this new accounting guidance to have a material impact on our consolidated financial statements.

   In June 2009, the FASB issued new accounting guidance related to accounting for transfers of financial assets. This accounting guidance amends the current guidance on transfers of financial assets by eliminating the qualifying special-purpose entity concept, providing certain conditions that must be met to qualify for sale accounting, changing the amount of gain or loss recognized on certain transfers and requiring additional disclosures. This accounting guidance will be effective for us on January 1, 2010 and shall apply to transfers that occur on or after the effective date. The adoption of this accounting guidance did not have a material impact on our consolidated financial statements. However, the elimination of the qualifying special purpose entity concept requires that these entities be considered for consolidation as a result of the new guidance related to VIEs as discussed below.

   In June 2009, the FASB issued new accounting guidance for determining which enterprise, if any, has a controlling financial interest in a VIE and requires additional disclosures about involvement in VIEs. Under this new accounting guidance, the primary beneficiary of a VIE is the enterprise which has the power to direct the activities of a VIE that most significantly impacts the VIE's economic performance and has the obligation to absorb losses or receive benefits that could potentially be significant to the VIE. This accounting guidance will be effective for us on January 1, 2010. Upon adoption of this new accounting guidance, we will be required to consolidate certain VIEs, including previously qualified special-purpose entities and investment structures. We will record a transition adjustment for the impact upon adoption to reflect the difference between the assets and liabilities of the newly consolidated entities and the amounts recorded for our interests in these entities prior to adoption. We anticipate the impact upon adoption of this new accounting guidance will not be material to retained earnings on January 1, 2010, but will increase total assets and total liabilities approximately $100.0 million.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2009, 2008 and 2007


(3) Investments

   (a) Net Investment Income

   Sources of net investment income were as follows for the years ended December 31:

 (Amounts in millions)                                 2009    2008     2007
 ---------------------                                ------  ------  --------
 Fixed maturity securities--taxable.................. $567.0  $773.6  $  928.0
 Commercial mortgage loans...........................  136.7   168.4     183.8
 Equity securities...................................    1.8     3.5       3.9
 Other invested assets...............................  (77.8)  (27.5)     40.7
 Policy loans........................................   31.8    29.7      28.2
 Cash, cash equivalents and short-term investments...    8.8    26.1      30.3
                                                      ------  ------  --------
    Gross investment income before expenses and fees.  668.3   973.8   1,214.9
 Expenses and fees...................................  (23.6)  (25.5)    (25.0)
                                                      ------  ------  --------
    Net investment income............................ $644.7  $948.3  $1,189.9
                                                      ======  ======  ========

   (b) Net Investment Gains (Losses)

   Net investment gains (losses) were as follows for the years ended
December 31:

(Amounts in millions)                                             2009     2008    2007
---------------------                                           -------  -------  ------
Available-for-sale securities:
   Realized gains on sale...................................... $  28.5  $  31.7  $  9.8
   Realized losses on sale.....................................   (70.1)   (56.2)  (30.2)
Impairments:
   Total other-than-temporary impairments......................  (592.1)  (820.7)  (62.4)
   Portion of other-than-temporary impairments included in OCI.   226.6       --      --
                                                                -------  -------  ------
   Net other-than-temporary impairments........................  (365.5)  (820.7)  (62.4)
                                                                -------  -------  ------
Derivative instruments.........................................   112.1    (87.9)   (3.7)
Commercial mortgage loans......................................   (10.3)    (0.5)   (1.9)
Trading securities.............................................    (1.5)     2.6    (2.6)
Other..........................................................    (9.1)    (5.7)   (0.1)
                                                                -------  -------  ------
   Net investments gains (losses).............................. $(315.9) $(936.7) $(91.1)
                                                                =======  =======  ======

   Derivative instruments primarily consist of changes in the fair value of non-qualifying derivatives, including embedded derivatives, changes in fair value of certain derivatives and related hedged items in fair value hedge relationships and hedge ineffectiveness on qualifying derivative instruments. See note 4 for additional information on the impact of derivative instruments included in net investment gains (losses).

   We generally intend to hold securities in unrealized loss positions until they recover. However, from time to time, our intent on an individual security may change, based upon market or other unforeseen developments. In such instances, we sell securities in the ordinary course of managing our portfolio to meet diversification, credit quality, yield and liquidity requirements. If a loss is recognized from a sale subsequent to a balance sheet date due to these unexpected developments, the loss is recognized in the period in which we determined that we have the intent to sell the securities or it is more likely than not that we will be required to sell the securities prior to

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2009, 2008 and 2007

recovery. The aggregate fair value of securities sold at a loss during the years ended December 31, 2009, 2008 and 2007 was $483.0 million, $443.9 million and $1,334.6 million, respectively, which was approximately 87.9%, 88.8% and 97.5%, respectively, of book value.

   The following represents the activity for credit losses recognized in net income (loss) on debt securities where an other-than-temporary impairment was identified and a portion of other-than-temporary impairments was included in OCI as of and for the year ended December 31:

 (Amounts in millions)                                                   2009
 ---------------------                                                 -------
 Cumulative credit losses, beginning balance.......................... $    --
 Adoption of new accounting guidance related to other-than-temporary
   impairments........................................................   456.2
 Additions:
    Other-than-temporary impairments not previously recognized........    48.7
    Increases related to other-than-temporary impairments previously
      recognized......................................................    86.1
 Reductions:
    Securities sold, paid down or disposed............................  (213.8)
    Securities where there is intent to sell..........................    (3.9)
                                                                       -------
 Cumulative credit losses, ending balance............................. $ 373.3
                                                                       =======

   (c) Unrealized Investment Gains and Losses

   Net unrealized gains and losses on investment securities classified as available-for-sale and other invested assets are reduced by deferred income taxes and adjustments to DAC and PVFP that would have resulted had such gains and losses been realized. Net unrealized gains and losses on available-for-sale investment securities reflected as a separate component of accumulated other comprehensive income (loss) were as follows as of December 31:

(Amounts in millions)                                       2009       2008      2007
---------------------                                    ---------  ---------  -------
Net unrealized gains (losses) on investment securities:
   Fixed maturity securities............................ $(1,080.2) $(2,565.1) $(508.1)
   Equity securities....................................      10.8       (9.6)     3.5
   Restricted other invested assets.....................      (1.7)     (57.6)   (15.3)
   Investment in unconsolidated subsidiary..............     (28.5)    (152.5)   (10.5)
   Other invested assets................................      (0.1)       0.7       --
                                                         ---------  ---------  -------
       Subtotal.........................................  (1,099.7)  (2,784.1)  (530.4)
                                                         ---------  ---------  -------
Adjustments to DAC and PVFP.............................      63.5      311.4     12.3
Deferred income taxes, net..............................     359.7      823.0    179.9
                                                         ---------  ---------  -------
Net unrealized investment gains (losses)................ $  (676.5) $(1,649.7) $(338.2)
                                                         =========  =========  =======

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2009, 2008 and 2007


   The change in net unrealized gains (losses) on available-for-sale investment securities reported in accumulated other comprehensive income (loss) was as follows as of and for the years ended December 31:

(Amounts in millions)                                                              2009       2008      2007
---------------------                                                           ---------  ---------  -------
Beginning balance.............................................................. $(1,649.7) $  (338.2) $  21.7
Cumulative effect of change in accounting......................................    (188.4)        --       --
Unrealized gains (losses) arising during the period:
   Unrealized gains (losses) on investment securities..........................   1,567.5   (3,097.8)  (673.8)
   Adjustment to DAC...........................................................    (131.8)     150.8     14.8
   Adjustment to PVFP..........................................................    (125.6)     148.3     27.7
   Provision for deferred income taxes.........................................    (420.5)     938.5    219.4
                                                                                ---------  ---------  -------
       Change in unrealized gains (losses) on investment securities............     889.6   (1,860.2)  (411.9)
Reclassification adjustments to net investment (gains) losses, net of deferred
  taxes of $(146.5), $(295.4) and $(28.0)......................................     272.0      548.7     52.0
                                                                                ---------  ---------  -------
Ending balance................................................................. $  (676.5) $(1,649.7) $(338.2)
                                                                                =========  =========  =======

   (d) Fixed Maturity and Equity Securities

   As of December 31, 2009, the amortized cost or cost, gross unrealized gains (losses) and fair value of our fixed maturity and equity securities classified as available-for-sale were as follows:

                                                  Gross unrealized gains      Gross unrealized losses
                                                --------------------------- --------------------------
                                      Amortized Not other-than- Other-than- Not other-than- Other-than-
                                       cost or    temporarily   temporarily   temporarily   temporarily   Fair
(Amounts in millions)                   cost       impaired      impaired      impaired      impaired     value
---------------------                 --------- --------------- ----------- --------------- ----------- ---------
Fixed maturity securities:
   U.S. government, agencies and
     government-sponsored
     enterprises..................... $   649.7     $ 11.5         $  --       $    (6.7)     $    --   $   654.5
   Government--non-U.S...............     148.9       12.2            --            (6.5)          --       154.6
   U.S. corporate....................   5,551.7      122.9            --          (200.7)          --     5,473.9
   Corporate--non-U.S................   1,616.1       40.4          11.0          (142.3)          --     1,525.2
   Residential mortgage-backed.......   1,555.9       19.2           1.3          (243.3)      (175.7)    1,157.4
   Commercial mortgage-backed........   1,125.5        6.2           0.8          (311.3)       (34.5)      786.7
   Other asset-backed................   1,681.2        5.4            --          (179.1)       (11.0)    1,496.5
                                      ---------     ------         -----       ---------      -------   ---------
       Total fixed maturity
         securities..................  12,329.0      217.8          13.1        (1,089.9)      (221.2)   11,248.8
Equity securities....................      90.5       10.9            --            (0.1)          --       101.3
                                      ---------     ------         -----       ---------      -------   ---------
       Total available-for-sale
         securities.................. $12,419.5     $228.7         $13.1       $(1,090.0)     $(221.2)  $11,350.1
                                      =========     ======         =====       =========      =======   =========

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2009, 2008 and 2007


   As of December 31, 2008, the amortized cost or cost, gross unrealized gains (losses) and fair value of our fixed maturity and equity securities classified as available-for-sale were as follows:

                                                                       Gross      Gross
                                                         Amortized   unrealized unrealized
(Amounts in millions)                                   cost or cost   gains      losses   Fair value
---------------------                                   ------------ ---------- ---------- ----------
Fixed maturity securities:
   U.S. government, agencies and government-sponsored
     entities..........................................  $   158.3     $15.9    $      --  $   174.2
   Government--non-U.S.................................      178.7       3.9        (20.4)     162.2
   U.S. corporate......................................    6,209.1      30.7       (856.5)   5,383.3
   Corporate--non-U.S..................................    1,815.1       3.7       (481.7)   1,337.1
   Residential mortgage-backed.........................    1,688.6      17.1       (427.2)   1,278.5
   Commercial mortgage-backed..........................    1,425.1       5.6       (577.9)     852.8
   Other asset-backed..................................    1,861.9       3.9       (282.2)   1,583.6
                                                         ---------     -----    ---------  ---------
       Total fixed maturity securities.................   13,336.8      80.8     (2,645.9)  10,771.7
Equity securities......................................       99.6       0.9        (10.5)      90.0
                                                         ---------     -----    ---------  ---------
       Total available-for-sale securities.............  $13,436.4     $81.7    $(2,656.4) $10,861.7
                                                         =========     =====    =========  =========

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2009, 2008 and 2007

The following table presents the gross unrealized losses and fair values of our investment securities, aggregated by investment type and length of time that individual investment securities have been in a continuous unrealized loss position, as of December 31, 2009:

                                                    Less than 12 months               12 months or more
                                              -------------------------------- --------------------------------
                                                           Gross                            Gross
                                                         unrealized Number of             unrealized Number of
(Dollar amounts in millions)                  Fair value   losses   securities Fair value   losses   securities
----------------------------                  ---------- ---------- ---------- ---------- ---------- ----------
Description of Securities
Fixed maturity securities:
   U.S. government, agencies and government-
     sponsored enterprises...................  $  319.5   $  (6.1)      30      $    6.2  $    (0.6)      2
   Government--non-U.S.......................        --        --       --          31.8       (6.5)     11
   U.S. corporate............................     781.3     (16.0)     117       1,558.3     (184.7)    256
   Corporate--non-U.S........................     106.7      (4.6)      22         696.3     (137.7)     78
   Residential mortgage-backed...............     248.8    (132.7)     101         508.2     (286.3)    205
   Commercial mortgage-backed................      81.6     (16.3)      29         585.7     (329.5)    193
   Other asset-backed........................     193.6      (0.7)      21         981.2     (189.4)    140
                                               --------   -------      ---      --------  ---------     ---
   Subtotal, fixed maturity securities.......   1,731.5    (176.4)     320       4,367.7   (1,134.7)    885
Equity securities............................        --        --       --            --       (0.1)      1
                                               --------   -------      ---      --------  ---------     ---
Total for securities in an unrealized loss
  position...................................  $1,731.5   $(176.4)     320      $4,367.7  $(1,134.8)    886
                                               ========   =======      ===      ========  =========     ===
% Below cost--fixed maturity securities:
   (less than)20% Below cost.................  $1,569.6   $ (32.1)     232      $3,207.4  $  (237.0)    466
   20-50% Below cost.........................     120.9     (67.7)      41         912.4     (442.9)    228
   (greater than)50% Below cost..............      41.0     (76.6)      47         247.9     (454.8)    191
                                               --------   -------      ---      --------  ---------     ---
   Total fixed maturity securities...........   1,731.5    (176.4)     320       4,367.7   (1,134.7)    885
                                               --------   -------      ---      --------  ---------     ---
% Below cost--equity securities:
   (less than)20% Below cost.................        --        --       --            --       (0.1)      1
                                               --------   -------      ---      --------  ---------     ---
   Total equity securities...................        --        --       --            --       (0.1)      1
                                               --------   -------      ---      --------  ---------     ---
Total for securities in an unrealized loss
  position...................................  $1,731.5   $(176.4)     320      $4,367.7  $(1,134.8)    886
                                               ========   =======      ===      ========  =========     ===

Investment grade.............................  $1,559.4   $ (50.5)     216      $3,766.1  $  (748.2)    649
Below investment grade.......................     172.1    (125.9)     104         601.6     (386.6)    237
                                               --------   -------      ---      --------  ---------     ---
Total for securities in an unrealized loss
  position...................................  $1,731.5   $(176.4)     320      $4,367.7  $(1,134.8)    886
                                               ========   =======      ===      ========  =========     ===

   The investment securities in an unrealized loss position as of December 31, 2009 consisted of 1,206 securities and accounted for unrealized losses of $1,311.2 million. Of these unrealized losses of $1,311.2 million, 60.9% were investment grade (rated "AAA" through "BBB-") and 20.5% were less than 20% below cost. The securities less than 20% below cost were primarily attributable to widening credit spreads and a depressed market for certain structured mortgage securities. Included in these unrealized losses as of December 31, 2009 was $221.2 million of unrealized losses on other-than-temporarily impaired securities. Of the total unrealized losses on other-than-temporarily impaired securities, $81.8 million have been in an unrealized loss position for more

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2009, 2008 and 2007

than 12 months. Of the unrealized losses of $1,311.2 million, $954.9 million were related to structured securities and $232.9 million were related to corporate securities primarily in the finance and insurance sector. The remaining amount of $123.4 million was spread evenly across all other sectors. Of the $954.9 million unrealized losses in structured securities, 36.2% were in commercial mortgage-backed securities and 43.9% were in residential mortgage-backed securities with the remainder in other asset-backed securities. Approximately 52.9% of the total unrealized losses in structured securities were on securities that have retained investment grade ratings. Most of these securities have been in an unrealized loss position for 12 months or more. Given the current market conditions and limited trading on these securities, the fair value of these securities has declined due to widening credit spreads and high premiums for illiquidity. We examined the performance of the underlying collateral and developed our estimate of cash flows expected to be collected. In doing so, we identified certain securities where the non-credit portion of other-than-temporary impairments was recorded in OCI. Based on this evaluation, we determined that the unrealized losses on our mortgage-backed and asset-backed securities represented temporary impairments as of December 31, 2009.

   Of the $232.9 million unrealized losses in the finance and insurance sector, most have been in an unrealized loss position for 12 months or more. Most of these securities have retained a credit rating of investment grade. None of these unrealized losses included securities where an other-than-temporary impairment was recorded in OCI. The remaining unrealized losses in our U.S. and non-U.S. corporate securities were evenly distributed across all other major industry types that comprise our corporate bond holdings. Given the current market conditions, including current financial industry events and uncertainty around global economic conditions, the fair value of these securities has declined due to widening credit spreads. In our examination of these securities, we considered all available evidence, including the issuers' financial condition and current industry events to develop our conclusion on the amount and timing of the cash flows expected to be collected. A subset of the securities issued by banks and other financial institutions represent investments in financial hybrid securities on which a debt impairment model was employed. Most of these securities retain a credit rating of investment grade. About half of these securities were issued by foreign financial institutions. The fair value of these securities has been impacted by widening credit spreads which reflect current financial industry events including uncertainty surrounding the level and type of government support of European financial institutions, potential capital restructuring of these institutions, the risk that income payments may be deferred and the risk that these institutions could be nationalized. Based on this evaluation, we determined that the unrealized losses on these securities represented temporary impairments as of December 31, 2009.

   Of the investment securities in an unrealized loss position for 12 months or more as of December 31, 2009, 419 securities were 20% or more below cost, of which 169 securities were also below investment grade (rated "BB+" and below) and accounted for unrealized losses of $363.3 million. These securities were primarily structured securities or securities issued by corporations in the finance and insurance sector. Included in this amount are other-than-temporarily impaired securities where the non-credit loss of $47.2 million was recorded in OCI.

   As of December 31, 2009, we expect to recover our amortized cost on the securities included in the chart above and do not intend to sell, or it is not more likely than not that we will be required to sell, these securities prior to recovering our amortized cost.

   Despite the considerable analysis and rigor employed on our structured securities, it is at least reasonably possible that the underlying collateral of these investments will perform worse than current market expectations. Such events may lead to adverse changes in cash flows on our holdings of asset-backed and mortgage-backed securities and potential future write-downs within our portfolio of mortgage-backed and asset-backed securities. While we expect our investments in corporate securities will continue to perform in accordance with our conclusions about the amount and timing of estimated cash flows, it is at least reasonably possible that issuers of our investments in corporate securities will perform worse than current expectations. Such events may lead us to recognize potential future write-downs within our portfolio of corporate securities.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2009, 2008 and 2007


   The following table presents the gross unrealized losses and fair values of our investment securities, aggregated by investment type and length of time that individual investment securities have been in a continuous unrealized loss position, as of December 31, 2008:

                                                  Less than 12 months               12 months or more
                                            -------------------------------- --------------------------------
                                                         Gross                            Gross
                                                       unrealized Number of             unrealized Number of
(Dollar amounts in millions)                Fair value   losses   securities Fair value   losses   securities
----------------------------                ---------- ---------- ---------- ---------- ---------- ----------
Description of Securities
Fixed maturity securities:
   Government--non-U.S.....................  $  105.9   $ (14.9)      51      $    8.3  $    (5.5)      12
   U.S. corporate..........................   2,357.5    (264.7)     428       2,115.4     (591.8)     367
   Corporate--non-U.S......................     561.9    (118.3)     148         675.4     (363.4)     109
   Residential mortgage-backed.............     170.3     (36.8)      62         623.7     (389.7)     200
   Commercial mortgage-backed..............     163.1     (38.3)      82         673.0     (540.0)     260
   Other asset-backed......................     171.0     (12.4)      28       1,420.1     (270.1)     130
                                             --------   -------      ---      --------  ---------    -----
   Subtotal, fixed maturity securities.....   3,529.7    (485.4)     799       5,515.9   (2,160.5)   1,078
Equity securities..........................      25.3     (10.1)       3           1.7       (0.4)       4
                                             --------   -------      ---      --------  ---------    -----
Total for securities in an unrealized loss
  position.................................  $3,555.0   $(495.5)     802      $5,517.6  $(2,160.9)   1,082
                                             ========   =======      ===      ========  =========    =====
% Below cost--fixed maturity securities:
   (less than)20% Below cost...............  $3,016.3   $(241.1)     595      $2,957.6  $  (326.2)     436
   20-50% Below cost.......................     494.0    (222.7)     175       2,079.2   (1,030.9)     433
   (greater than)50% Below cost............      19.4     (21.6)      29         479.1     (803.4)     209
                                             --------   -------      ---      --------  ---------    -----
   Total fixed maturity securities.........   3,529.7    (485.4)     799       5,515.9   (2,160.5)   1,078
                                             --------   -------      ---      --------  ---------    -----
% Below cost--equity securities:
   (less than)20% Below cost...............       1.9      (0.4)       1           1.0       (0.2)       1
   20-50% Below cost.......................      23.4      (9.7)       2           0.7       (0.2)       3
                                             --------   -------      ---      --------  ---------    -----
   Total equity securities.................      25.3     (10.1)       3           1.7       (0.4)       4
                                             --------   -------      ---      --------  ---------    -----
Total for securities in an unrealized loss
  position.................................  $3,555.0   $(495.5)     802      $5,517.6  $(2,160.9)   1,082
                                             ========   =======      ===      ========  =========    =====

Investment grade...........................  $3,269.5   $(436.1)     625      $5,251.9  $(2,021.8)     969
Below investment grade.....................     285.5     (59.4)     177         265.7     (139.1)     113
                                             --------   -------      ---      --------  ---------    -----
Total for securities in an unrealized loss
  position.................................  $3,555.0   $(495.5)     802      $5,517.6  $(2,160.9)   1,082
                                             ========   =======      ===      ========  =========    =====

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2009, 2008 and 2007


   The scheduled maturity distribution of fixed maturity securities as of December 31, 2009 is set forth below. Actual maturities may differ from contractual maturities because issuers of securities may have the right to call or prepay obligations with or without call or prepayment penalties.

                                               Amortized cost
       (Amounts in millions)                      or cost     Fair value
       ---------------------                   -------------- ----------
       Due one year or less...................   $   335.9    $   341.7
       Due after one year through five years..     2,777.6      2,770.4
       Due after five years through ten years.     1,551.8      1,544.2
       Due after ten years....................     3,301.1      3,151.9
                                                 ---------    ---------
          Subtotal............................     7,966.4      7,808.2
       Residential mortgage-backed............     1,555.9      1,157.4
       Commercial mortgage-backed.............     1,125.5        786.7
       Other asset-backed.....................     1,681.2      1,496.5
                                                 ---------    ---------
          Total...............................   $12,329.0    $11,248.8
                                                 =========    =========

   As of December 31, 2009, $1,398.0 million of our investments (excluding mortgage and asset-backed securities) were subject to certain call provisions.

   As of December 31, 2009, securities issued by finance and insurance, utilities and energy, and consumer--non-cyclical industry groups represented approximately 26.6%, 21.6% and 10.8% of our domestic and foreign corporate fixed maturity securities portfolio, respectively. No other industry group comprised more than 10% of our investment portfolio. This portfolio is widely diversified among various geographic regions in the U.S. and internationally, and is not dependent on the economic stability of one particular region.

   As of December 31, 2009, we did not hold any fixed maturity securities which individually exceeded 10% of stockholder's equity.

   As of December 31, 2009 and 2008, $8.5 million and $8.8 million, respectively, of securities were on deposit with various state government insurance departments in order to comply with relevant insurance regulations.

   (e) Commercial Mortgage Loans

   Our mortgage loans are collateralized by commercial properties, including multi-family residential buildings. The carrying value of commercial mortgage loans is stated at original cost net of prepayments, amortization and allowance for loan losses.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2009, 2008 and 2007


   We diversify our commercial mortgage loans by both property type and geographic region. The following tables set forth the distribution across property type and geographic region for commercial mortgage loans as of December 31:

                                                                2009                      2008
                                                      ------------------------  ------------------------
(Amounts in millions)                                 Carrying value % of total Carrying value % of total
---------------------                                 -------------- ---------- -------------- ----------
Property Type
Office...............................................    $  677.5       28.5%      $  729.4       26.9%
Industrial...........................................       659.1       27.7          709.7       26.2
Retail...............................................       544.5       22.9          711.9       26.3
Hotel................................................       253.8       10.7          254.7        9.4
Apartments...........................................       225.5        9.5          277.0       10.2
Mixed use/other......................................        15.9        0.7           26.6        1.0
                                                         --------      -----       --------      -----
   Total principal balance...........................     2,376.3      100.0%       2,709.3      100.0%
                                                                       =====                     =====
   Unamortized balance of loan origination fees and
     costs...........................................         2.0                       2.2
   Allowance for losses..............................       (15.0)                     (7.4)
                                                         --------                  --------
   Total.............................................    $2,363.3                  $2,704.1
                                                         ========                  ========

                                                                2009                      2008
                                                      ------------------------  ------------------------
(Amounts in millions)                                 Carrying value % of total Carrying value % of total
---------------------                                 -------------- ---------- -------------- ----------
Geographic Region
Pacific..............................................    $  654.1       27.5%      $  690.7       25.5%
South Atlantic.......................................       653.0       27.5          801.5       29.6
Middle Atlantic......................................       291.5       12.3          347.4       12.8
East North Central...................................       240.2       10.1          268.0        9.9
Mountain.............................................       138.4        5.8          171.3        6.3
West North Central...................................       116.4        4.9          128.9        4.8
New England..........................................       115.4        4.9          117.5        4.3
East South Central...................................        90.2        3.8           98.5        3.6
West South Central...................................        77.1        3.2           85.5        3.2
                                                         --------      -----       --------      -----
   Total principal balance...........................     2,376.3      100.0%       2,709.3      100.0%
                                                                       =====                     =====
   Unamortized balance of loan origination fees and
     costs...........................................         2.0                       2.2
   Allowance for losses..............................       (15.0)                     (7.4)
                                                         --------                  --------
   Total.............................................    $2,363.3                  $2,704.1
                                                         ========                  ========

   For the years ended December 31, 2009 and 2008, there were no mortgage originations. As of December 31, 2009 and 2008, our total mortgage holdings secured by real estate in California was $468.2 million and $490.6 million, respectively, which was 19.7% and 18.1%, respectively, of our total mortgage holdings.

   "Impaired" loans are defined by U.S. GAAP as loans for which it is probable that the lender will be unable to collect all amounts due according to original contractual terms of the loan agreement.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2009, 2008 and 2007


   Under these principles, we may have two types of "impaired" loans: loans requiring specific allowances for losses ($1.9 million as of December 31, 2009) and loans expected to be fully recoverable because the carrying amount has been reduced previously through charge-offs or deferral of income recognition (none as of December 31, 2009). There were no impaired loans as of December 31, 2008.

   Average investment in specifically impaired loans was $1.7 million for the year ended December 31, 2009 and there was no interest income recognized on these loans while they were considered impaired. There were no non-income producing commercial mortgage loans as of December 31, 2008 or 2007.

   The following table presents the activity in the allowance for losses during the years ended December 31:

                  (Amounts in millions)      2009  2008  2007
                  ---------------------      ----- ---- -----
                  Balance as of January 1... $ 7.4 $6.9 $ 5.3
                  Provision.................   7.6  0.5   1.9
                  Transfer of AML...........    --   --  (0.3)
                                             ----- ---- -----
                  Balance as of December 31. $15.0 $7.4 $ 6.9
                                             ===== ==== =====

   (f) Other Invested Assets

   The following table sets forth the carrying values of our other invested assets as of December 31:

                                                   2009                      2008
                                         ------------------------  ------------------------
(Amounts in millions)                    Carrying value % of total Carrying value % of total
---------------------                    -------------- ---------- -------------- ----------
Short-term investments..................    $1,247.6       47.8%      $  924.5       30.9%
Investment in unconsolidated subsidiary.       381.4       14.7          219.1        7.3
Restricted other invested assets........       297.6       11.4          338.9       11.3
Derivatives.............................       196.8        7.5          620.7       20.7
Securities lending collateral...........       175.8        6.7          128.0        4.3
Limited partnerships....................       153.5        5.9          286.5        9.6
Derivatives counterparty collateral.....       112.0        4.3          384.9       12.9
Trading securities......................        33.5        1.3           62.1        2.1
Other investments.......................         9.2        0.4           27.1        0.9
                                            --------      -----       --------      -----
   Total other invested assets..........    $2,607.4      100.0%      $2,991.8      100.0%
                                            ========      =====       ========      =====

   Restricted other invested assets

   On August 19, 2005, we transferred approximately $499.0 million of investment securities to an affiliated special-purpose entity ("SPE") whose sole purpose is to securitize these investment securities and issue secured notes (the "Secured Notes") to various affiliated companies. The securitized investments are owned in their entirety by the SPE and are not available to satisfy the claims of our creditors. However, we are entitled to principal and interest payments made on the Secured Notes we hold. Under U.S. GAAP, the transaction is accounted for as a secured borrowing. Accordingly, the Secured Notes are included within our consolidated financial statements as available-for-sale fixed maturity securities and the liability equal to the proceeds received upon transfer has been included in other liabilities. Additionally, the investment securities transferred are included in other invested assets and are shown as restricted assets.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2009, 2008 and 2007


   As of December 31, 2009, the amortized cost or cost, gross unrealized gains (losses) and fair value of our restricted other invested assets were as follows:

                                           Amortized   Gross      Gross
                                             cost    unrealized unrealized
(Amounts in millions)                       or cost    gains      losses   Fair value
---------------------                      --------- ---------- ---------- ----------
Fixed maturity securities:
Foreign other.............................  $269.2      $2.1      $(4.1)     $267.2
U.S. corporate............................    30.1       0.5       (0.2)       30.4
                                            ------      ----      -----      ------
   Total restricted other invested assets.  $299.3      $2.6      $(4.3)     $297.6
                                            ======      ====      =====      ======

   As of December 31, 2008, the amortized cost or cost, gross unrealized gains (losses) and fair value of our restricted other invested assets were as follows:

                                           Amortized   Gross      Gross
                                             cost    unrealized unrealized
(Amounts in millions)                       or cost    gains      losses   Fair value
---------------------                      --------- ---------- ---------- ----------
Fixed maturity securities:
Foreign other.............................  $361.5      $0.9      $(56.3)    $306.1
U.S. corporate............................    35.0       0.9        (3.1)      32.8
                                            ------      ----      ------     ------
   Total restricted other invested assets.  $396.5      $1.8      $(59.4)    $338.9
                                            ======      ====      ======     ======

   Expected maturities may differ from scheduled contractual maturities because issuers of securities may have the right to call or prepay obligations with or without call or prepayment penalties. The scheduled maturity distribution of the restricted other invested assets was as follows as of December 31, 2009:

                                                   Amortized
                                                     cost
        (Amounts in millions)                       or cost  Fair value
        ---------------------                      --------- ----------
        Due in one year or less...................  $ 70.7     $ 70.7
        Due after one year through five years.....   116.4      116.9
        Due after five years through ten years....    74.5       74.5
        Due after ten years.......................    37.7       35.5
                                                    ------     ------
           Total restricted other invested assets.  $299.3     $297.6
                                                    ======     ======

   As of December 31, 2009, $54.2 million of our restricted other invested assets were subject to certain call provisions.

   As of December 31, 2009, we did not hold any restricted other invested assets which individually exceeded 10% of stockholder's equity.

(4) Derivative Instruments

   Our business activities routinely deal with fluctuations in interest rates, equity prices and other asset and liability prices. We use derivative instruments to mitigate or reduce certain of these risks. We have established policies for managing each of these risks, including prohibition on derivatives market-making and other speculative derivatives activities. These policies require the use of derivative instruments in concert with other

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2009, 2008 and 2007

techniques to reduce or mitigate these risks. While we use derivatives to mitigate or reduce risks, certain derivatives do not meet the accounting requirements to be designated as hedging instruments and are denoted as "derivatives not designated as hedges" in the following disclosures. For derivatives that meet the accounting requirements to be designated as hedges, the following disclosures for these derivatives are denoted as "derivatives designated as hedges," which include both cash flow and fair value hedges.

   The following table sets forth our positions in derivative instruments as of December 31:

                                                Derivative assets           Derivative liabilities
                                         -------------------------------- ----------------------------
                                             Balance         Fair value      Balance       Fair value
                                              sheet        --------------     sheet       -------------
(Amounts in millions)                     classification    2009    2008  classification   2009   2008
---------------------                    ----------------- ------  ------ --------------  ------ ------
Derivatives designated as hedges
Fair value hedges:
                                          Other invested                      Other
   Interest rate swaps..................      assets       $ 99.9  $178.0  liabilities    $  6.8 $ 19.3
                                                           ------  ------                 ------ ------
   Total fair value hedges..............                     99.9   178.0                    6.8   19.3
                                                           ------  ------                 ------ ------
   Total derivatives designated as
     hedges.............................                     99.9   178.0                    6.8   19.3
                                                           ------  ------                 ------ ------
Derivatives not designated as hedges
                                          Other invested                      Other
Interest rate swaps.....................      assets         34.1   332.4  liabilities      32.2   42.8
                                          Other invested                      Other
Credit default swaps....................      assets          0.7      --  liabilities        --    5.1
                                          Other invested                      Other
Equity index options....................      assets         32.2   104.9  liabilities       2.4     --
                                          Other invested                      Other
Financial futures.......................      assets           --      --  liabilities        --     --
                                          Other invested                      Other
Limited guarantee.......................      assets         29.9     5.4  liabilities        --     --
                                                                          Policyholder
                                           Reinsurance                       account
GMWB embedded derivatives............... recoverable/(1)/    (3.7)   14.9 balances/(2)/    156.6  784.8
                                                           ------  ------                 ------ ------
   Total derivatives not designated as
     hedges.............................                     93.2   457.6                  191.2  832.7
                                                           ------  ------                 ------ ------
   Total derivatives....................                   $193.1  $635.6                 $198.0 $852.0
                                                           ======  ======                 ====== ======

--------
/(1)/Represents the embedded derivatives associated with the reinsured portion of our GMWB liabilities.
/(2)/Represents the embedded derivatives associated with our GMWB liabilities, excluding the impact of reinsurance.

   The fair value of derivative positions presented above was not offset by the respective collateral amounts retained or provided under these agreements. The amounts recognized for derivative counterparty collateral retained by us was recorded in other invested assets with a corresponding amount recorded in other liabilities to represent our obligation to return the collateral retained by us.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2009, 2008 and 2007


   The activity associated with derivative instruments can generally be measured by the change in notional value over the periods presented. However, for equity index options, the change between periods is best illustrated by the number of contracts, and for GMWB embedded derivatives, the change between periods is best illustrated by the number of policies. The following tables represent activity associated with derivative instruments as of the dates indicated:

                                                                                  Maturities/
(Notional in millions)                   Measurement  December 31, 2008 Additions terminations December 31, 2009
----------------------                   -----------  ----------------- --------- ------------ -----------------
Derivatives designated as hedges
Fair value hedges:
   Interest rate swaps..................  Notional        $2,228.2      $     --   $  (589.9)      $1,638.3
                                                          --------      --------   ---------       --------
   Total fair value hedges..............                   2,228.2            --      (589.9)       1,638.3
                                                          --------      --------   ---------       --------
   Total derivatives designated as
     hedges.............................                   2,228.2            --      (589.9)       1,638.3
                                                          --------      --------   ---------       --------
Derivatives not designated as hedges
Interest rate swaps.....................  Notional         2,232.0         570.5      (651.5)       2,151.0
Credit default swaps....................  Notional            56.1            --          --           56.1
Financial futures.......................  Notional         1,278.8       4,304.0    (1,278.8)       4,304.0
Limited guarantee.......................  Notional           250.0            --          --          250.0
                                                          --------      --------   ---------       --------
   Total derivatives not designated as
     hedges.............................                   3,816.9       4,874.5    (1,930.3)       6,761.1
                                                          --------      --------   ---------       --------
   Total derivatives....................                  $6,045.1      $4,874.5   $(2,520.2)      $8,399.4
                                                          ========      ========   =========       ========

(Number of contracts or policies)     Measurement  December 31, 2008 Additions Terminations December 31, 2009
---------------------------------     -----------  ----------------- --------- ------------ -----------------
Derivatives not designated as hedges
Equity index options................. Contracts         422,000       595,000    (220,000)       797,000
GMWB embedded derivatives............ Policies           38,069         4,531      (1,289)        41,311

   As a result of rating agency actions taken in April 2009, credit downgrade provisions were triggered in our master swap agreements with certain derivative counterparties and we terminated $883.0 million notional value, of which $812.0 million was replaced or renegotiated. Approximately $125.0 million of notional value remained with counterparties that can be terminated at the option of the derivative counterparty and represented a net fair value asset of $9.8 million as of December 31, 2009.

   The following table provides a reconciliation of current period changes, net of applicable income taxes, for these designated derivatives presented in the separate component of stockholder's equity labeled "derivatives qualifying as hedges," for the years ended December 31:

(Amounts in millions)                                                   2009   2008   2007
---------------------                                                  ------  ----- -----
Derivatives qualifying as effective accounting hedges as of January 1. $ 46.1  $ 4.9 $ 0.3
Current period increases (decreases) in fair value....................  (33.7)  41.1   4.7
Reclassification to net (income) loss.................................     --    0.1  (0.1)
                                                                       ------  ----- -----
Derivatives qualifying as effective accounting hedges as of
  December 31......................................................... $ 12.4  $46.1 $ 4.9
                                                                       ======  ===== =====

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2009, 2008 and 2007


   Derivatives qualifying as effective accounting hedges contain $11.9 million and $45.7 million, net of taxes, as of December 31, 2009 and 2008, respectively, from our investment in GLICNY. The $11.9 million, net of taxes, recorded in stockholder's equity as of December 31, 2009 is expected to be reclassified to future income through our equity in income of unconsolidated subsidiary. The remaining $0.5 million, net of taxes, is expected to be reclassified to future income, concurrently with and primarily offsetting changes in interest expense and interest income on floating-rate instruments and interest income on future fixed-rate bond purchases. No amounts were reclassified to income during the years ended December 31, 2009, 2008 or 2007 in connection with forecasted transactions that were no longer considered probable of occurring.

   Fair Value Hedges

   Certain derivative instruments are designated as fair value hedges. The changes in fair value of these instruments are recorded in net income (loss). In addition, changes in the fair value attributable to the hedged portion of the underlying instrument are reported in net income (loss). We designate and account for the following as fair value hedges when they have met the effectiveness requirements: (i) interest rate swaps to convert fixed rate investments to floating rate investments; (ii) interest rate swaps to convert fixed rate liabilities into floating rate liabilities; and (iii) other instruments to hedge various fair value exposures of investments.

   The following table provides information about the pre-tax income (loss) effects of fair value hedges and related hedged items for the year ended December 31, 2009:

                                            Derivative instrument                                  Hedged item
                       ----------------------------------------------------------------  -------------------------------
                        Gain (loss)   Classification                   Classification     Gain (loss)   Classification
                       recognized in  of gain (loss)    Other impacts     of other       recognized in  of gain (loss)
                        net income    recognized in        to net        impacts to       net income    recognized in
(Amounts in millions)     (loss)     net income (loss)  income (loss) net income (loss)     (loss)     net income (loss)
---------------------  ------------- -----------------  ------------- ------------------ ------------- -----------------
Interest rate swaps                   Net investment                   Net investment                   Net investment
  hedging assets......    $  5.3      gains (losses)        $(8.9)         income            $(5.6)     gains (losses)
Interest rate swaps                   Net investment                                                    Net investment
  hedging liabilities.     (46.6)     gains (losses)         75.3     Interest credited       44.5      gains (losses)
                          ------                            -----                            -----
   Total..............    $(41.3)                           $66.4                            $38.9
                          ======                            =====                            =====

   The difference between the gain (loss) recognized for the derivative instrument and the hedged item presented above represents the net ineffectiveness of the fair value hedging relationships. The other impacts presented above represent the net income (loss) effects of the derivative instruments that are presented in the same location as the income activity from the hedged item. There were no amounts excluded from the measurement of effectiveness.

   For the years ended December 31, 2008 and 2007, the ineffectiveness related to our fair value hedges was immaterial. There were no amounts excluded from the measure of effectiveness in either year.

   Derivatives Not Designated As Hedges

   We also enter into certain non-qualifying derivative instruments such as:
(i) interest rate swaps and financial futures to mitigate interest rate risk as part of managing regulatory capital positions; (ii) credit default swaps to enhance yield and replicate characteristics of investments with similar terms and credit risk; and (iii) equity index options, interest rate swaps and financial futures to mitigate the risks associated with liabilities that have guaranteed minimum benefits. Additionally, we provide GMWBs on certain products that are required to be bifurcated as embedded derivatives.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2009, 2008 and 2007


   The following table provides the pre-tax gain (loss) recognized in net income (loss) for the effects of derivatives not designated as hedges for the years ended December 31:

                                                                   Classification of gain (loss) recognized
(Amounts in millions)                      2009     2008    2007            in net income (loss)
---------------------                    -------  -------  ------  ----------------------------------------
Interest rate swaps..................... $(238.2) $ 312.4  $  1.9       Net investment gains (losses)
Credit default swaps....................     6.5     (6.5)     --       Net investment gains (losses)
Equity index options....................  (114.1)   269.7    21.9       Net investment gains (losses)
Financial futures.......................  (199.7)    83.7    (2.5)      Net investment gains (losses)
Limited guarantee.......................    24.5    (18.5)    8.9       Net investment gains (losses)
GMWB embedded derivatives...............   635.5   (727.5)  (34.7)      Net investment gains (losses)
                                         -------  -------  ------
   Total derivatives not designated as
     hedges............................. $ 114.5  $ (86.7) $ (4.5)
                                         =======  =======  ======

   Derivative Counterparty Credit Risk

   As of December 31, 2009 and 2008, net fair value assets by counterparty totaled $126.0 million and $554.4 million, respectively. As of December 31, 2009 and 2008, net fair value liabilities by counterparty totaled $0.5 million and $0.8 million, respectively. As of December 31, 2009 and 2008, we retained collateral of $112.0 million and $384.9 million, respectively, related to these agreements, including over collateralization of $9.8 million and $30.1 million, respectively, from certain counterparties. As of December 31, 2009 and 2008, we posted no collateral to derivative counterparties.

   All of our master swap agreements contain credit downgrade provisions that allow either party to assign or terminate derivative transactions if the other party's long-term unsecured debt rating or financial strength rating is below the limit defined in the applicable agreement. If the downgrade provisions had been triggered as of December 31, 2009 and 2008, we could have been allowed to claim up to $23.8 million and $199.5 million, respectively, from counterparties and required to disburse up to $0.5 million and $0.8 million, respectively. This represents the net fair value of gains and losses by counterparty, less available collateral held.

   Credit Derivatives

   We sell protection under single name credit default swaps and credit default swap index tranches in combination with purchasing securities to replicate characteristics of similar investments based on the credit quality and term of the credit default swap. Credit default triggers for both indexed reference entities and single name reference entities follow the Credit Derivatives Physical Settlement Matrix published by the International Swaps and Derivatives Association. Under these terms, credit default triggers are defined as bankruptcy, failure to pay or restructuring, if applicable. Our maximum exposure to credit loss equals the notional value for credit default swaps and the par value of debt instruments with embedded credit derivatives. If a credit event occurs, we are typically required to pay the protection holder the full notional value less a recovery rate determined at auction. For debt instruments with embedded credit derivatives, the security's principal is typically reduced by the net amount of default for any referenced entity defaults.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2009, 2008 and 2007


   The following table sets forth our credit default swaps where we sell protection on single name reference entities and the fair values as of December 31:

                                                          2009                        2008
                                               --------------------------- ---------------------------
                                               Notional                    Notional
(Amounts in millions)                           value   Assets Liabilities  value   Assets Liabilities
---------------------                          -------- ------ ----------- -------- ------ -----------
Reference entity credit rating and maturity:
AAA
   Matures after one year through five years..  $ 6.0    $ --      $--      $ 6.0    $--      $0.5
A
   Matures after one year through five years..   16.5     0.1       --       16.5     --       1.4
   Matures after five years through ten years.    5.0      --       --        5.0     --       0.3
BBB
   Matures after one year through five years..   23.6     0.6       --       23.6     --       2.8
   Matures after five years through ten years.    5.0      --       --        5.0     --       0.1
                                                -----    ----      ---      -----    ---      ----
   Total credit default swaps on single name
     reference entities.......................  $56.1    $0.7      $--      $56.1    $--      $5.1
                                                =====    ====      ===      =====    ===      ====

(5) Deferred Acquisition Costs

   The following table presents the activity impacting DAC as of and for the years ended December 31:

(Amounts in millions)                                                2009      2008      2007
---------------------                                              --------  --------  --------
Unamortized balance as of January 1............................... $3,137.3  $2,955.5  $2,668.1
   Costs deferred.................................................    185.6     399.9     488.3
   Amortization, net of interest accretion........................   (203.0)   (202.0)    (97.8)
   Transfer of AML................................................       --        --    (103.1)
   Cumulative effect adjustment/(1)/..............................     (4.5)       --        --
   Reinsurance transactions with an affiliate/(2)/................     35.4     (16.1)       --
                                                                   --------  --------  --------
Unamortized balance as of December 31.............................  3,150.8   3,137.3   2,955.5
   Accumulated effect of net unrealized investment (gains) losses.     29.3     157.5       6.7
                                                                   --------  --------  --------
Balance as of December 31......................................... $3,180.1  $3,294.8  $2,962.2
                                                                   ========  ========  ========

--------
/(1)/On April 1, 2009, we adopted a new accounting standard related to the recognition of other-than-temporary impairments. The adoption of this standard had a net unfavorable impact of $0.9 million on DAC.
/(2)/See note 7 for a discussion of reinsurance transactions with an affiliate.

   We regularly review DAC to determine if it is recoverable from future income. Loss recognition testing of our fee-based products in our Retirement Income segment resulted in an increase in amortization of DAC of $49.0 million and $46.1 million in 2009 and 2008, respectively, reflecting unfavorable equity market performance. As of December 31, 2009, we believe all of our other businesses have sufficient future income where the related DAC is recoverable.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2009, 2008 and 2007


(6) Intangible Assets and Goodwill

   The following table presents our intangible assets as of December 31:

                                                       2009                  2008
                                               --------------------  --------------------
                                                Gross                 Gross
                                               carrying Accumulated  carrying Accumulated
(Amounts in millions)                           amount  amortization  amount  amortization
---------------------                          -------- ------------ -------- ------------
PVFP..........................................  $725.3    $(316.0)   $  850.8   $(290.5)
Capitalized software..........................   159.3     (101.9)      139.5     (89.4)
Deferred sales inducements to contractholders.    42.6      (17.5)       41.6     (10.5)
Other.........................................     2.5       (2.5)        2.5      (2.5)
                                                ------    -------    --------   -------
   Total......................................  $929.7    $(437.9)   $1,034.4   $(392.9)
                                                ======    =======    ========   =======

   Amortization expense related to PVFP, capitalized software and other intangible assets for the years ended December 31, 2009, 2008 and 2007 was $38.0 million, $42.0 million and $53.6 million, respectively. Amortization expense related to deferred sales inducements of $7.0 million, $6.9 million and $1.8 million for the years ended December 31, 2009, 2008 and 2007, respectively, was included in benefits and other changes in policy reserves.

   (a) Present Value of Future Profits

   The following table presents the activity in PVFP as of and for the years ended December 31:

(Amounts in millions)                                               2009    2008    2007
---------------------                                              ------  ------  ------
Unamortized balance as of January 1............................... $406.4  $438.0  $512.6
   Amortization...................................................  (47.8)  (55.9)  (75.2)
   Interest accreted at 5.7%, 5.8% and 5.6%.......................   22.3    24.3    26.5
   Cumulative effect adjustment/(1)/..............................   (5.8)     --      --
   Transfer of AML................................................     --      --   (25.5)
   Amount transferred due to a reinsurance transaction............     --      --    (0.4)
                                                                   ------  ------  ------
Unamortized balance as of December 31.............................  375.1   406.4   438.0
   Accumulated effect of net unrealized investment (gains) losses.   34.2   153.9     5.6
                                                                   ------  ------  ------
Balance as of December 31......................................... $409.3  $560.3  $443.6
                                                                   ======  ======  ======

--------
/(1)/On April 1, 2009, we adopted a new accounting standard related to the recognition of other-than-temporary impairments. The adoption of this standard had a net favorable impact of $0.1 million on PVFP.

   The percentage of the December 31, 2009 PVFP balance net of interest accretion, before the effect of unrealized investment gains or losses, estimated to be amortized over each of the next five years is as follows:

                                   2010. 8.6%
                                   2011. 8.2%
                                   2012. 6.9%
                                   2013. 5.2%
                                   2014. 4.6%

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2009, 2008 and 2007


   Amortization expense for PVFP in future periods will be affected by acquisitions, dispositions, net investment gains (losses) or other factors affecting the ultimate amount of gross profits realized from certain lines of business. Similarly, future amortization expense for other intangibles will depend on future acquisitions, dispositions and other business transactions.

   (b) Goodwill

   Our goodwill balance for the Protection segment was $450.9 million as of December 31, 2009 and 2008.

   Goodwill impairment losses

   There were no goodwill impairment charges recorded in 2009, 2008 or 2007. However, continued deteriorating or adverse market conditions for certain businesses may have a significant impact on the fair value of our reporting units and could result in future impairments of goodwill.

(7) Reinsurance

   We reinsure a portion of our policy risks to other insurance companies in order to reduce our ultimate losses and to diversify our exposures. We also assume certain policy risks written by other insurance companies. Reinsurance accounting is followed for assumed and ceded transactions when there is adequate risk transfer. Otherwise, the deposit method of accounting is followed.

   Reinsurance does not relieve us from our obligations to policyholders. In the event that the reinsurers are unable to meet their obligations, we remain liable for the reinsured claims. We monitor both the financial condition of individual reinsurers and risk concentrations arising from similar geographic regions, activities and economic characteristics of reinsurers to lessen the risk of default by such reinsurers. Other than the relationship discussed below with Union Fidelity Life Insurance Company ("UFLIC"), we also have significant concentrations of reinsurance with reinsurers that could have a material impact on our financial position. As of December 31, 2009, approximately 25.8% of our reinsured life insurance was ceded to two other companies.

   As of December 31, 2009, the maximum amount of individual ordinary life insurance normally retained by us on any one individual life policy was $5.0 million.

   On April 15, 2004, we entered into reinsurance transactions in which we ceded to UFLIC substantially all of our in-force blocks of variable annuities and structured settlements, excluding the RetireReady/SM/ Retirement Answer Variable Annuity product for contracts in-force prior to January 1, 2004. UFLIC also assumed any benefit or expense resulting from third-party reinsurance that we had on this block of business. As of December 31, 2009 and 2008, we had $3.1 billion and $3.0 billion, respectively, in retained assets that were attributable to the separate account portion of the variable annuity business and will make any payments with respect to that separate account portion directly from these assets. The reinsurance transactions with UFLIC were reported on our tax returns at fair value as determined for tax purposes, giving rise to a net reduction in current and deferred income tax liabilities and resulting in a net tax benefit. Under these reinsurance agreements, we continue to perform various management, administration and support services and receive an expense allowance from UFLIC to reimburse us for costs we incur to service the reinsured blocks. Actual costs and expense allowance amounts are determined by expense studies conducted periodically. Although we are not relieved of our primary obligations to the contractholders, the reinsurance transactions with UFLIC transfer the future financial results of the reinsured blocks to UFLIC. As of December 31, 2009 and 2008, we had a reinsurance recoverable of $7,193.3 million and $7,389.7 million, respectively associated with UFLIC.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2009, 2008 and 2007


   To secure the payment of its obligations to us under these reinsurance agreements, UFLIC has established trust accounts to maintain an aggregate amount of assets with a statutory book value at least equal to the statutory general account reserves attributable to the reinsured business less an amount required to be held in certain claims paying accounts. A trustee administers the trust accounts and we are permitted to withdraw from the trust accounts amounts due to us pursuant to the terms of the reinsurance agreements that are not otherwise paid by UFLIC. In addition, pursuant to a Capital Maintenance Agreement, General Electric Capital Corporation ("GE Capital"), an indirect subsidiary of GE, agreed to maintain sufficient capital in UFLIC to maintain UFLIC's risk-based capital ("RBC") at not less than 150% of its company action level, as defined from time to time by the National Association of Insurance Commissioners ("NAIC").

   We also have reinsurance ceded to BLAC. In 2009, we ceded to BLAC $64,274.2 million of term life insurance in a transaction that did not qualify for reinsurance accounting and as such was accounted for under the deposit method of accounting. As part of this reinsurance transaction, we receive a ceding commission of $35.0 million which was accounted for as a deposit liability. In 2009, we ceded to BLAC $2,902.9 million of universal life insurance. As part of this reinsurance transaction, we transferred DAC of $31.4 million. In the fourth quarter of 2008, we ceded to BLAC $11,433.3 of term life insurance and transferred DAC of $16.1 million; however, in 2009, we recaptured all of the term life insurance that had been ceded to BLAC in the fourth quarter of 2008 and the DAC recapture associated with this transaction was $35.4 million. As of December 31, 2009 and 2008, total life insurance ceded to BLAC was $67,177.1 million and $24,846.0 million, respectively.

   We monitor both the financial condition of individual reinsurers and risk concentrations arising from similar geographic regions, activities and economic characteristics of reinsurers to lessen the risk of default by such reinsurers. Other than with UFLIC, as of December 31, 2009, we had no significant concentrations of variable annuity net at risk reinsurance with any one reinsurer that could have a material impact on our results of operations.

   The following table sets forth net life insurance in-force as of December 31:

 (Amounts in millions)                      2009         2008         2007
 ---------------------                  -----------  -----------  -----------
 Direct life insurance in-force........ $ 552,476.5  $ 561,124.7  $ 563,131.3
 Amounts assumed from other companies..    97,649.3     90,883.2     80,205.1
 Amounts ceded to other companies/(1)/.  (293,873.7)  (303,820.9)  (226,524.7)
                                        -----------  -----------  -----------
 Net life insurance in-force........... $ 356,252.1  $ 348,187.0  $ 416,811.7
                                        ===========  ===========  ===========
 Percentage of amount assumed to net...        27.4%        26.1%        19.2%
                                        ===========  ===========  ===========

--------
/(1)/Includes amounts accounted for under the deposit method.

   The following table sets forth the effects of reinsurance on premiums written and earned for the years ended December 31:

                                                Written                       Earned
                                     ----------------------------  ----------------------------
(Amounts in millions)                  2009      2008      2007      2009      2008      2007
---------------------                --------  --------  --------  --------  --------  --------
Direct.............................. $1,126.9  $1,240.6  $1,267.1  $1,128.8  $1,242.8  $1,269.9
Assumed.............................    172.8     254.3     148.5     172.8     249.3      58.8
Ceded...............................   (338.3)   (438.1)   (375.2)   (319.2)   (423.6)   (265.5)
                                     --------  --------  --------  --------  --------  --------
Net premiums........................ $  961.4  $1,056.8  $1,040.4  $  982.4  $1,068.5  $1,063.2
                                     ========  ========  ========  ========  ========  ========
Percentage of amount assumed to net.                                   17.6%     23.3%      5.5%
                                                                   ========  ========  ========

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2009, 2008 and 2007


   Reinsurance recoveries recognized as a reduction of benefits and other changes in policy reserves amounted to $1,039.1 million, $1,135.4 million and $1,098.5 million during 2009, 2008 and 2007, respectively.

(8) Insurance Reserves

   Future Policy Benefits

   The following table sets forth our recorded liabilities and the major assumptions underlying our future policy benefits as of December 31:

                                                 Mortality/
                                                 morbidity  Interest rate
(Amounts in millions)                            assumption  assumption      2009     2008
---------------------                            ---------- -------------  -------- --------
Structured settlements with life contingencies..    /(1)/   4.0% - 9.25%   $5,408.7 $5,459.6
Traditional life insurance contracts............    /(2)/   2.5% - 7.5%     2,348.8  2,245.1
Annuity contracts with life contingencies.......    /(1)/   4.0% - 9.25%    1,993.1  2,092.5
Supplementary contracts with life contingencies.    /(1)/   4.0% - 9.25%       52.9     54.6
Accident and health insurance contracts.........    /(3)/   4.5% - 7.0%        81.6     84.4
                                                                           -------- --------
   Total future policy benefits.................                           $9,885.1 $9,936.2
                                                                           ======== ========

--------
/(1)/Assumptions for limited-payment contracts come from either the United
     States Population Table, 1983 Group Annuitant Mortality Table or 1983 Individual Annuitant Mortality Table or a-2000 Mortality Table.
/(2)/Principally modifications of the 1965-70 or 1975-80 Select and Ultimate
     Tables, 1958, 1980 and 2001 Commissioner's Standard Ordinary Tables, 1980 Commissioner's Extended Term Table and (IA) Standard Table 1996 (modified).
/(3)/The 1958 & 1980 Commissioner's Standard Ordinary Tables and the 2000 U.S.
     Annuity Table.

   Assumptions as to persistency are based on company experience.

   Policyholder Account Balances

   The following table sets forth our recorded liabilities for policyholder account balances as of December 31:

    (Amounts in millions)                                 2009      2008
    ---------------------                               --------- ---------
    FABNs, funding agreements and GICs................. $ 2,638.5 $ 4,328.4
    Annuity contracts..................................   2,320.4   3,240.7
    Structured settlements without life contingencies..   1,377.3   1,441.2
    Supplementary contracts without life contingencies.     240.3     239.7
    Variable universal life insurance contracts........      22.0      25.5
                                                        --------- ---------
       Total investment contracts......................   6,598.5   9,275.5
    Universal life insurance contracts.................   4,764.0   4,741.8
                                                        --------- ---------
       Total policyholder account balances............. $11,362.5 $14,017.3
                                                        ========= =========

   Certain Nontraditional Long-Duration Contracts

   Our variable annuity contracts provide a basic guaranteed minimum death benefit ("GMDB") which provides a minimum account value to be paid upon the annuitant's death. Some variable annuity contracts may

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2009, 2008 and 2007

permit contractholders to have the option to purchase through riders, at an additional charge, enhanced death benefits. Our separate account guarantees are primarily death benefits, but we also have some GMWBs and guaranteed annuitization benefits.

   As of December 31, 2009 and 2008, our liability associated with certain nontraditional long-duration contracts was approximately $7,120.3 million and $6,253.7 million, respectively.

   The following table sets forth total account values, net of reinsurance, with death benefit and living benefit guarantees as of December 31:

(Dollar amounts in millions)                                                  2009     2008
----------------------------                                                -------- --------
Account values with death benefit guarantees (net of reinsurance):
   Standard death benefits (return of net deposits) account value.......... $2,431.8 $3,275.4
   Net amount at risk...................................................... $   98.7 $  764.8
   Average attained age of contractholders.................................       69       69

   Enhanced death benefits (step-up, roll-up, payment protection) account value................................................................. $3,916.6 $1,955.0
   Net amount at risk...................................................... $  511.5 $  750.6
   Average attained age of contractholders.................................       69       69

Account values with living benefit guarantees:
   GMWBs................................................................... $5,100.7 $2,734.7
   Guaranteed annuitization benefits....................................... $  818.8 $1,129.7

   The GMDB liability for our variable annuity contracts with death benefits, net of reinsurance, was $11.5 million and $31.3 million as of December 31, 2009 and 2008, respectively.

   The assets supporting the separate accounts of the variable contracts are primarily mutual fund equity securities and are reflected in our consolidated balance sheets at fair value and reported as summary total separate account assets with an equivalent summary total reported for liabilities. Amounts assessed against the contractholders for mortality, administrative and other services are included in revenues. Changes in liabilities for minimum guarantees are included in benefits and other changes in policy reserves.

   Net investment income, net investment gains (losses) and the related liability changes associated with the separate account are offset within the same line item in the consolidated statements of income. There were no gains or losses on transfers of assets from the general account to the separate accounts.

   The contracts underlying the GMWB and guaranteed annuitization benefits are considered "in the money" if the contractholder's benefit base, defined as the greater of the contract value or the protected value, is greater than the account value. As of December 31, 2009 and 2008, our exposure related to GMWB and guaranteed annuitization benefit contracts that were considered "in the money" was $682.9 million and $1,092.2 million, respectively. For GMWBs and guaranteed annuitization benefits, the only way the contractholder can monetize the excess of the benefit base over the account value of the contract is upon annuitization and the amount to be paid by us will either be in the form of a lump sum, or over the annuity period for certain GMWBs and guaranteed annuitization benefits.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2009, 2008 and 2007


   Account balances of variable annuity contracts with living benefit guarantees were invested in separate account investment options as follows as of December 31:

                    (Amounts in millions)    2009     2008
                    ---------------------  -------- --------
                     Balanced funds....... $3,371.5 $2,681.3
                     Equity funds.........  1,420.6    502.3
                     Bond funds...........    852.8    588.8
                     Money market funds...    129.6     72.4
                     Other................    145.0     19.6
                                           -------- --------
                        Total............. $5,919.5 $3,864.4
                                           ======== ========

(9) Liability for Policy and Contract Claims

   The following table sets forth changes in the liability for policy and contract claims for the years ended December 31:

       (Amounts in millions)                     2009     2008     2007
       ---------------------                   -------  -------  -------
       Balance as of January 1................ $ 280.9  $ 263.1  $ 279.3
       Less reinsurance recoverables..........  (112.0)  (113.6)  (119.4)
                                               -------  -------  -------
          Net balance as of January 1.........   168.9    149.5    159.9
                                               -------  -------  -------
       Amounts related to transfer of AML.....      --       --     (3.2)

       Incurred related to insured events of:
          Current year........................   565.3    365.5    449.2
          Prior years.........................    29.6     36.6    (80.0)
                                               -------  -------  -------
              Total incurred..................   594.9    402.1    369.2
                                               -------  -------  -------
       Paid related to insured events of:
          Current year........................  (548.6)  (345.1)  (309.9)
          Prior years.........................   (45.1)   (37.6)   (66.5)
                                               -------  -------  -------
              Total paid......................  (593.7)  (382.7)  (376.4)
                                               -------  -------  -------
          Net balance as of December 31.......   170.1    168.9    149.5
                                               -------  -------  -------
       Add reinsurance recoverables...........   124.8    112.0    113.6
                                               -------  -------  -------
       Balance as of December 31.............. $ 294.9  $ 280.9  $ 263.1
                                               =======  =======  =======

   As described in note 2, we establish reserves for the ultimate cost of settling claims on reported and unreported insured events that have occurred on or before the respective reporting period. These liabilities are associated primarily with our life and long-term care insurance products and represent our best estimates of the liabilities at the time based on known facts, historical trends of claim payments and other external factors, such as various trends in economic conditions, mortality, morbidity and medical costs.

   For 2009, the increase in the ending liability for policy and contract claims was primarily attributable to our life insurance products from an increase in average policy claim amounts as compared to 2008.

   During 2009, 2008 and 2007, we strengthened (reduced) reserves by $29.6 million, $36.6 million and $(80.0) million, respectively, as a result of changes in estimates related to prior year insured events and the

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2009, 2008 and 2007

development of information and trends not previously known when establishing the reserves in prior periods. In 2009, we strengthened claim reserves related to our life insurance by $31.6 million from $213.4 million as of December 31, 2008. In 2008, we strengthened claim reserves related to our life insurance by $36.0 million from $187.8 million as of December 31, 2007. Consistent with our reserving methodology, the strengthening includes a reclassification from future policy benefit reserves, which includes a provision for expected claims from policy inception. This provision is reclassified to claim reserves upon commencement of actual claim activity. Additionally, the strengthening includes refinements to our estimated claims reserves for timing, amount and duration of claims associated with observed loss development. For our other businesses, the remaining development related to refinements on both reported and unreported insured events occurring in the prior year as part of our reserving process.

   While the liability for policy and contract claims represents our current best estimates, there may be additional adjustments to these amounts based on information and trends not presently known. Such adjustments, reflecting any variety of new and adverse or favorable trends, could possibly be significant, exceeding the currently recorded reserves by an amount that could be material to our results of operations, financial condition and liquidity.

(10) Non-Recourse Funding Obligations

   We issued non-recourse funding obligations in connection with our capital management strategy related to our term and universal life insurance products.

   The following table sets forth the non-recourse funding obligations (surplus notes) of our wholly-owned, special-purpose consolidated captive insurance subsidiaries as of December 31:

                (Amounts in millions)
                ---------------------
                Issuance                         2009     2008
                --------                       -------- --------
                River Lake I/(1)/, due 2033... $  600.0 $  600.0
                River Lake I/(2)/, due 2033...    500.0    500.0
                River Lake II/(1)/, due 2035..    300.0    300.0
                River Lake II/(2)/, due 2035..    550.0    550.0
                River Lake III/(1)/, due 2036.    500.0    500.0
                River Lake III/(2)/, due 2036.    250.0    250.0
                River Lake IV/(2)/, due 2028..    528.0    540.0
                Rivermont I/(1)/, due 2050....    315.0    315.0
                                               -------- --------
                   Total...................... $3,543.0 $3,555.0
                                               ======== ========

--------
/(1)/Accrual of interest based on one-month LIBOR that resets every 28 days plus a fixed margin. However, in the fourth quarter of 2008, the accrual of interest was based on a fixed rate. Beginning in January 2009, the accrual of interest was based on one-month LIBOR that resets every 28 days plus a fixed margin.
/(2)/Accrual of interest based on one-month LIBOR that resets on a specified date each month plus a contractual margin.

   The floating rate notes have been deposited into a series of trusts that have issued money market or term securities. Both principal and interest payments on the money market and term securities are guaranteed by a third-party insurance company. The holders of the money market or term securities cannot require repayment from us or any of our subsidiaries, other than the River Lake and Rivermont Insurance Companies, as applicable,

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2009, 2008 and 2007

the direct issuers of the notes. Genworth has provided a limited guarantee to Rivermont I, where under adverse interest rate, mortality or lapse scenarios (or combination thereof), which we consider remote, Genworth may be required to provide additional funds to Rivermont I. We have agreed to indemnify the issuers and the third-party insurer for certain limited costs related to the issuance of these obligations.

   Any payment of principal, including by redemption, or interest on the notes may only be made with the prior approval of the Director of Insurance of the state of South Carolina in accordance with the terms of its licensing orders and in accordance with applicable law, except for non-recourse funding obligations issued by River Lake IV, a Bermuda domiciled insurance company. River Lake IV may repay principal up to 15% of its capital without prior approval. The holders of the notes have no rights to accelerate payment of principal of the notes under any circumstances, including without limitation, for nonpayment or breach of any covenant. Each issuer reserves the right to repay the notes that it has issued at any time, subject to prior regulatory approval. On March 25, 2009, River Lake IV repaid $12.0 million of its total outstanding $40.0 million Class B Floating Rate Subordinated Notes due May 25, 2028 following an early redemption event, in accordance with the priority of payments. On March 25, 2010, River Lake IV repaid $6.0 million of its total outstanding $28.0 million Class B Floating Rate Subordinated Notes due May 25, 2028 following an early redemption event, in accordance with the priority of payments.

   Of these obligations, $1.7 billion were guaranteed by third-party financial guaranty insurance companies and the interest rates on these obligations are subject to rate resets triggered by negative rating agency actions on the third-party financial guaranty insurance companies that guarantee these obligations. During 2008, the rates on those $1.7 billion of non-recourse funding obligations were contractually reset to the highest margin to the related underlying index rates.

   The weighted average interest rate on the non-recourse funding obligations as of December 31, 2009 and 2008 was 1.5% and 3.8%, respectively, reflecting the decline in the underlying index rate.

(11) Income Taxes

   The total provision (benefit) for income taxes was as follows for the years ended December 31:

   (Amounts in millions)                            2009     2008     2007
   ---------------------                          -------  -------  -------
   Current federal income tax.................... $ 257.0  $(107.7) $(107.6)
   Deferred federal income tax...................  (289.2)  (101.9)   213.2
                                                  -------  -------  -------
      Total federal income tax...................   (32.2)  (209.6)   105.6
                                                  -------  -------  -------
   Current state income tax......................    (3.3)     3.8     (6.8)
   Deferred state income tax.....................    (0.5)    (6.5)     2.5
                                                  -------  -------  -------
      Total state income tax.....................    (3.8)    (2.7)    (4.3)
                                                  -------  -------  -------
      Total provision (benefit) for income taxes. $ (36.0) $(212.3) $ 101.3
                                                  =======  =======  =======

   The current federal income tax (payable) receivable was $(59.2) million and $160.9 million and the current state income tax receivable (payable) was $6.0 million and $2.9 million as of December 31, 2009 and 2008, respectively, and was included in other assets and other liabilities in the consolidated balance sheets.

   In 2009, we recorded $5.8 million in retained earnings as a deemed dividend related to the assumption of a liability for tax contingency reserves from our indirect parent, GNA. The dividend was offset by a decrease in tax expense resulting in no net impact to total stockholder's equity. In 2008, we recorded $4.2 million in additional paid-in capital as a deemed capital contribution related to the assumption of a liability for tax contingency

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2009, 2008 and 2007

reserves by our indirect parent, GNA. The contribution was offset by an increase in tax expense resulting in no net impact to total stockholder's equity. In 2007, we recorded $9.1 million in retained earnings as a deemed dividend related to the assumption of a liability for tax contingency reserves from our indirect parent, GNA. The dividend was offset by a decrease in tax expense resulting in no net impact to total stockholder's equity. Additionally, in 2007, we recorded $52.7 million in retained earnings related to deferred taxes on prior year ceding commissions.

   The reconciliation of the federal statutory tax rate to the effective income tax rate was as follows for the years ended December 31:

                                                           2009  2008  2007
                                                           ----  ----  ----
    Statutory U.S. federal income tax rate................ 35.0% 35.0% 35.0%
    Increase (reduction) in rate resulting from:
       State income tax, net of federal income tax effect.  6.0   0.4  (0.3)
       Benefit on tax favored investments................. 42.2   1.0  (8.8)
       Interest on uncertain tax positions................  2.7   0.2  (1.0)
       Other, net.........................................  0.4  (0.2)  0.1
                                                           ----  ----  ----
    Effective rate........................................ 86.3% 36.4% 25.0%
                                                           ====  ====  ====

   The components of the net deferred income tax liability were as follows as of December 31:

      (Amounts in millions)                                2009     2008
      ---------------------                              -------- --------
      Assets:
         Investments.................................... $  108.0 $  183.2
         Net unrealized losses on investment securities.    359.7    823.0
         Accrued expenses...............................      0.6      8.5
         Net operating loss carryforwards...............    454.3    136.0
         Other..........................................     76.3     52.4
                                                         -------- --------
             Total deferred income tax assets...........    998.9  1,203.1
                                                         -------- --------
      Liabilities:
         Insurance reserves.............................    542.2    422.8
         Net unrealized gains on derivatives............      0.2      0.1
         PVFP...........................................    125.2    139.3
         DAC............................................    869.1    876.9
         Other..........................................     48.6     87.8
                                                         -------- --------
             Total deferred income tax liabilities......  1,585.3  1,526.9
                                                         -------- --------
             Net deferred income tax liability.......... $  586.4 $  323.8
                                                         ======== ========

   Based on our analysis, we believe it is more likely than not that the results of future operations and the implementation of tax planning strategies will generate sufficient taxable income to enable us to realize the remaining deferred tax assets. Accordingly, no valuation allowance for deferred tax assets is deemed necessary.

   Net operating loss ("NOL") carryforwards amounted to $1,298.0 million as of December 31, 2009, and if unused, will expire beginning in 2022.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2009, 2008 and 2007


   A reconciliation of the beginning and ending amount of unrecognized tax benefits was as follows:

      (Amounts in millions)                          2009    2008   2007
      ---------------------                         ------  -----  ------
      Balance as of January 1...................... $ 67.8  $51.0  $ 74.3
      Tax positions related to the current period:
         Gross additions...........................   54.3    1.7     0.5
         Gross reductions..........................   (1.7)  (1.7)     --
      Tax positions related to the prior years:
         Gross additions...........................    0.3   19.8     0.5
         Gross reductions..........................  (12.8)  (2.4)  (24.0)
      Settlements..................................     --   (0.6)   (0.3)
                                                    ------  -----  ------
      Balance as of December 31.................... $107.9  $67.8  $ 51.0
                                                    ======  =====  ======

   The total amount of unrecognized tax benefits was $107.9 million as of December 31, 2009, of which $40.8 million, if recognized, would affect the effective rate on operations.

   We recognize accrued interest and penalties related to unrecognized tax benefits as components of income tax expense. During the years ended
December 31, 2009, 2008 and 2007, we incurred approximately $(1.8) million, $0.4 million and $(3.4) million, respectively, of interest and penalties. We had approximately $0.9 million and $2.7 million, respectively, of interest and penalties accrued as of December 31, 2009 and 2008.

   We file U.S. federal income tax returns and various state income tax returns. With few exceptions, we are no longer subject to U.S. federal income tax examinations for years prior to 2000. Potential state and local examinations for those years are generally restricted to results that are based on closed U.S. federal examinations. The Internal Revenue Service ("IRS") is currently reviewing our U.S. income tax returns for the 2007 and 2008 tax years. Certain issues from the 2005 and 2006 audit cycle have been timely protested and will be subject to review by the IRS appeals division. For those companies that filed consolidated returns with our former parent, GE, in 2003 and 2004 before Genworth's initial public offering ("IPO") (which included the pre-IPO related transactions), the portion of the GE consolidated return allocated to such companies is still subject to IRS examination. Certain issues from the 2000 through 2004 audit cycle are agreed upon with the IRS appeals division and are in the process of being prepared for review by the Joint Committee of Taxation.

   We believe it is reasonably possible that in 2010, as a result of our open audits and appeals, up to $84.7 million of unrecognized tax benefits related to certain life insurance deductions will be recognized.

(12) Supplemental Cash Flow Information

   Net cash (paid) received for taxes was $(51.3) million, $56.7 million and $213.3 million for the years ended December 31, 2009, 2008 and 2007, respectively. Cash paid for interest related to our non-recourse funding obligations was $72.6 million, $162.4 million and $177.0 million for the years ended December 31, 2009, 2008 and 2007, respectively.

   For a discussion of capital contributions paid to our unconsolidated subsidiary and capital contributions received from our parent, see note 17.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2009, 2008 and 2007


   The following table details these transactions as well as other non-cash items for the years ended December 31:

(Amounts in millions)                                                  2009   2008  2007
---------------------                                                  ----- -----  ----
Supplemental schedule of non-cash investing and financing activities:
   Capital contribution from parent................................... $  -- $10.9  $ --
   Capital contribution to unconsolidated subsidiary..................  51.7    --    --
   Tax contingencies and other tax related items......................   5.8  (4.2)  9.1
                                                                       ----- -----  ----
   Total non-cash transactions........................................ $57.5 $ 6.7  $9.1
                                                                       ===== =====  ====

(13) Related Party Transactions

   We and other direct and indirect subsidiaries of Genworth are parties to an amended and restated services and shared expenses agreement under which each company agrees to provide and each company agrees to receive certain general services. These services include, but are not limited to, data processing, communications, marketing, public relations, advertising, investment management, human resources, accounting, actuarial, legal, administration of agent and agency matters, purchasing, underwriting and claims. Under the terms of the agreement, settlements are made quarterly.

   Under this agreement, amounts incurred for these items aggregated $171.7 million, $268.8 million and $326.0 million for the years ended December 31, 2009, 2008 and 2007, respectively. We also charged affiliates for certain services and for the use of facilities and equipment, which aggregated $26.7 million, $118.1 million and $115.3 million for the years ended December 31, 2009, 2008 and 2007, respectively.

   We pay Genworth, our ultimate parent, for investment related services. We paid $18.6 million, $20.5 million and $15.7 million to Genworth in 2009, 2008 and 2007, respectively.

   We pay interest on outstanding amounts under a credit funding agreement with GNA, our indirect parent. For the years ended December 31, 2009 and 2008, we incurred no interest expense under this agreement. Interest expense under this agreement was $0.5 million for the year ended December 31, 2007. We pay interest at the cost of funds of GNA, which was 0.2%, 1.5% and 4.4%, for the years ended December 31, 2009, 2008 and 2007, respectively. GNA owed us $0.5 million as of December 31, 2009 and 2008, which was included in other assets in the consolidated balance sheets. During 2009, there were no borrowings. During 2008, we borrowed and then repaid $271.8 million to GNA and as of December 31, 2008, there were no amounts outstanding under this agreement.

   Additionally, we sell investment securities to affiliates in the normal course of business. The sale of securities to affiliates are recorded at fair value with gains recorded in additional paid-in capital as a deemed capital contribution and losses recorded in retained earnings as a deemed dividend. For the years ended December 31, 2009, 2008 and 2007, we recorded $10.2 million, $4.9 million and $50.4 million, respectively, in retained earnings related to losses associated with the sale of securities to affiliates.

(14) Fair Value of Financial Instruments

   Assets and liabilities that are reflected in the accompanying consolidated financial statements at fair value are not included in the following disclosure of fair value; such items include cash and cash equivalents, investment securities, separate accounts, securities held as collateral and derivative financial instruments. Other

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2009, 2008 and 2007

financial assets and liabilities--those not carried at fair value--are discussed below. Apart from certain of our borrowings and certain marketable securities, few of the instruments discussed below are actively traded and their fair values must often be determined using models. The fair value estimates are made at a specific point in time, based upon available market information and judgments about the financial instruments, including estimates of the timing and amount of expected future cash flows and the credit standing of counterparties. Such estimates do not reflect any premium or discount that could result from offering for sale at one time our entire holdings of a particular financial instrument, nor do they consider the tax impact of the realization of unrealized gains or losses. In many cases, the fair value estimates cannot be substantiated by comparison to independent markets.

   The basis on which we estimate fair value is as follows:

   Commercial mortgage loans. Based on recent transactions and/or discounted future cash flows, using current market rates.

   Other invested assets. Based on comparable market transactions, discounted future cash flows, quoted market prices and/or estimates using the most recent data available for the related instrument. Primarily represents short-term investments, limited partnerships accounted for under the cost method and bank loans.

   Borrowings and related instruments. Based on market quotes or comparable market transactions.

   Investment contracts. Based on expected future cash flows, discounted at current market rates for annuity contracts or institutional products.

   The following represents the fair value of financial assets and liabilities as of December 31:

                                                               2009                             2008
                                                  ------------------------------- --------------------------------
                                                   Notional   Carrying             Notional    Carrying
(Amounts in millions)                               amount     amount  Fair value   amount      amount  Fair value
---------------------                             --------    -------- ---------- --------     -------- ----------
Assets:
   Commercial mortgage loans.....................  $    /(1)/ $2,363.3  $2,291.8   $     /(1)/ $2,704.1  $2,501.2
   Other invested assets.........................       /(1)/  1,298.6   1,305.1         /(1)/    992.9   1,006.6
Liabilities:
   Borrowings and related instruments:...........
       Non-recourse funding obligations/(2)/.....       /(1)/  3,543.0   1,720.8         /(1)/  3,555.0   2,757.0
   Investment contracts..........................       /(1)/  6,598.5   6,885.3         /(1)/  9,275.5   8,340.6
Other firm commitments:
   Commitments to fund limited
     partnerships................................   63.0            --        --    111.4            --        --

--------
/(1)/These financial instruments do not have notional amounts.
/(2)/See note 10.

   Recurring Fair Value Measurements

   We have fixed maturity, equity and trading securities, derivatives, embedded derivatives, securities held as collateral, separate account assets and certain other financial instruments, which are carried at fair value.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2009, 2008 and 2007


   For derivative liabilities, we consider the counterparty collateral arrangements and rights of set-off when determining whether any incremental adjustment should be made for our non-performance risk. As a result of these counterparty arrangements, we determined no adjustment for our non-performance risk was required to the derivative liabilities of $41.4 million and $67.2 million as of December 31, 2009 and 2008, respectively.

   For GMWB liabilities recorded at fair value of $156.6 million and $784.8 million as of December 31, 2009 and 2008, respectively, non-performance risk is integrated into the discount rate. The discount rate utilized in our valuation was based on the swap curve, which included the credit risk of an instrument rated "AA" and incorporated the non-performance risk of our GMWB liabilities. The impact of non-performance risk on our GMWB valuation was $1.0 million and $24.8 million as of December 31, 2009 and 2008, respectively, as a result of our discount rate being higher than the U.S. Treasury curve.

   To determine whether the use of the swap curve was the appropriate discount rate to reflect the non-performance risk of the GMWB liabilities, we evaluate the non-performance risk in our liabilities based on a hypothetical exit market transaction as there is no exit market for these types of liabilities. A hypothetical exit market can be viewed as a hypothetical transfer of the liability to another similarly rated insurance company which would closely resemble a reinsurance transaction. Another hypothetical exit market transaction can be viewed as a hypothetical transaction from the perspective of the GMWB policyholder. After considering all relevant factors in assessing whether any additional adjustment to the discount rate for non-performance risk was necessary, including assumptions we expect market participants would utilize in a hypothetical exit market transaction, we determined that no incremental adjustment to the discount rate was necessary for our GMWB liabilities that are recorded at fair value. We believe that a hypothetical exit market participant would use a similar discount rate to value the liabilities and would not incorporate changes in non-performance risk in the discount rate other than the implied credit spread incorporated in the swap curve.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2009, 2008 and 2007


   The following tables set forth our assets and liabilities that were measured at fair value on a recurring basis as of December 31:

                                                                             2009
                                                            --------------------------------------
(Amounts in millions)                                         Total     Level 1  Level 2   Level 3
---------------------                                       ---------  --------- -------- --------
Assets
   Investments:
       Fixed maturity securities:
          U.S. government, agencies and government-
            sponsored enterprises.......................... $   654.5  $      -- $  644.3 $   10.2
          Government--non-U.S..............................     154.6         --    154.6       --
          U.S. corporate...................................   5,473.9         --  5,164.8    309.1
          Corporate--non-U.S...............................   1,525.2         --  1,336.6    188.6
          Residential mortgage-backed......................   1,157.4         --    507.8    649.6
          Commercial mortgage-backed.......................     786.7         --     10.8    775.9
          Other asset-backed...............................   1,496.5         --    679.9    816.6
                                                            ---------  --------- -------- --------
          Total fixed maturity securities..................  11,248.8         --  8,498.8  2,750.0
                                                            ---------  --------- -------- --------
       Equity securities...................................     101.3       31.4     64.8      5.1
                                                            ---------  --------- -------- --------
       Other invested assets:
          Trading securities...............................      33.5         --     12.0     21.5
          Restricted other invested assets.................     297.6         --    271.1     26.5
          Derivative assets................................     196.8         --    132.3     64.5
          Securities lending collateral....................     175.8         --    175.8       --
          Derivatives counterparty collateral..............      13.6         --     13.6       --
                                                            ---------  --------- -------- --------
          Total other invested assets......................     717.3         --    604.8    112.5
                                                            ---------  --------- -------- --------
   Reinsurance recoverable/(1)/............................      (3.7)        --       --     (3.7)
   Separate account assets.................................  10,086.3   10,086.3       --       --
                                                            ---------  --------- -------- --------
          Total assets..................................... $22,150.0  $10,117.7 $9,168.4 $2,863.9
                                                            =========  ========= ======== ========
Liabilities
   Policyholder account balances/(2)/...................... $   156.6  $      -- $     -- $  156.6
   Derivative liabilities..................................      41.4         --     38.1      3.3
                                                            ---------  --------- -------- --------
          Total liabilities................................ $   198.0  $      -- $   38.1 $  159.9
                                                            =========  ========= ======== ========

--------
/(1)/Represents embedded derivatives associated with the reinsured portion of our GMWB liabilities.
/(2)/Represents embedded derivatives associated with our GMWB liabilities, excluding the impact of reinsurance.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2009, 2008 and 2007


                                                                            2008
                                                            ------------------------------------
(Amounts in millions)                                         Total   Level 1  Level 2  Level 3
---------------------                                       --------- -------- -------- --------
Assets
   Investments:
       Fixed maturity securities:
          U.S. government, agencies and government-
            sponsored enterprises.......................... $   174.2 $     -- $  167.2 $    7.0
          Government--non-U.S..............................     162.2       --    143.8     18.4
          U.S. corporate...................................   5,383.3       --  4,346.3  1,037.0
          Corporate--non-U.S...............................   1,337.1       --    895.6    441.5
          Residential mortgage-backed......................   1,278.5       --    447.8    830.7
          Commercial mortgage-backed.......................     852.8       --     36.0    816.8
          Other asset-backed...............................   1,583.6       --    829.4    754.2
                                                            --------- -------- -------- --------
          Total fixed maturity securities..................  10,771.7       --  6,866.1  3,905.6
                                                            --------- -------- -------- --------
       Equity securities...................................      90.0     22.9     12.2     54.9
                                                            --------- -------- -------- --------
       Other invested assets:
          Trading securities...............................      62.1       --     23.6     38.5
          Restricted other invested assets.................     338.9       --    167.1    171.8
          Derivative assets................................     620.7       --    510.4    110.3
          Securities lending collateral....................     128.0       --    128.0       --
          Derivatives counterparty collateral..............     176.3       --    176.3       --
                                                            --------- -------- -------- --------
          Total other invested assets......................   1,326.0       --  1,005.4    320.6
                                                            --------- -------- -------- --------
   Reinsurance recoverable/(1)/............................      14.9       --       --     14.9
   Separate account assets.................................   8,501.9  8,501.9       --       --
                                                            --------- -------- -------- --------
          Total assets/(2)/................................ $20,704.5 $8,524.8 $7,883.7 $4,296.0
                                                            ========= ======== ======== ========
Liabilities
   Policyholder account balances/(3)/...................... $   784.8 $     -- $     -- $  784.8
   Derivative liabilities..................................      67.2       --     67.2       --
                                                            --------- -------- -------- --------
          Total liabilities/(4)/........................... $   852.0 $     -- $   67.2 $  784.8
                                                            ========= ======== ======== ========

--------
/(1)/Represents embedded derivatives associated with the reinsured portion of our GMWB liabilities. The balance as of December 31, 2008 has been revised to include this amount.
/(2)/Total assets have been revised to include the reinsured portion of our
     GMWB liabilities.
/(3)/Represents embedded derivatives associated with our GMWB liabilities, excluding the impact of reinsurance. The balance as of December 31, 2008 has been revised to exclude the impact of reinsurance.
/(4)/Total liabilities have been revised to exclude the reinsured portion of our GMWB liabilities.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2009, 2008 and 2007


   The following tables present additional information about assets measured at fair value on a recurring basis and for which we have utilized significant unobservable (Level 3) inputs to determine fair value as of or for the dates indicated:

                                                                                                          Total gains
                                      Total realized and                                                    (losses)
                                       unrealized gains    Purchases,                                     included in
                          Beginning        (losses)          sales                              Ending     net income
           -               balance   -------------------   issuances                           balance       (loss)
                            as of    Included in              and                  Transfer     as of     attributable
                          January 1, net income  Included settlements,  Transfer    out of   December 31,  to assets
(Amounts in millions)        2009      (loss)     in OCI      net      in Level 3  Level 3       2009      still held
---------------------     ---------- ----------- -------- ------------ ---------- ---------  ------------ ------------
Fixed maturity securities:
   U.S. government,
     agencies and
     government-
     sponsored
     enterprises.........  $    7.0    $    --    $ (0.2)   $   3.4      $   --   $      --    $   10.2      $   --
   Government--
     non-U.S.............      18.4         --        --         --          --       (18.4)         --          --
   U.S. corporate........   1,037.0       26.4      92.6     (315.9)       66.9      (597.9)      309.1         1.2
   Corporate--non-U.S....     441.5       (9.4)     55.0      (63.2)      103.8      (339.1)      188.6          --
   Residential mortgage-
     backed..............     830.7       23.6       3.3     (206.3)        2.9        (4.6)      649.6        20.1
   Commercial mortgage-
     backed..............     816.8       (1.4)     94.6      (47.3)       29.0      (115.8)      775.9        (1.5)
   Other asset-backed....     754.2        1.4     171.7     (269.1)      203.3       (44.9)      816.6         4.1
                           --------    -------    ------    -------      ------   ---------    --------      ------
   Total fixed maturity
     securities..........   3,905.6       40.6     417.0     (898.4)      405.9    (1,120.7)    2,750.0        23.9
                           --------    -------    ------    -------      ------   ---------    --------      ------
Equity securities........      54.9       (0.1)      1.9       (0.5)         --       (51.1)        5.1        (0.2)
                           --------    -------    ------    -------      ------   ---------    --------      ------
Other invested assets:
   Trading securities....      38.5        0.9        --      (21.6)        3.7          --        21.5         0.4
   Restricted other
     invested assets.....     171.8       (0.4)     14.2      (52.6)         --      (106.5)       26.5          --
   Derivative assets.....     110.3     (104.5)       --       36.8        21.9          --        64.5       (96.6)
                           --------    -------    ------    -------      ------   ---------    --------      ------
   Total other invested
     assets..............     320.6     (104.0)     14.2      (37.4)       25.6      (106.5)      112.5       (96.2)
                           --------    -------    ------    -------      ------   ---------    --------      ------
Reinsurance
  recoverable/(1)/.......      14.9      (19.3)       --        0.7          --          --        (3.7)      (19.3)
                           --------    -------    ------    -------      ------   ---------    --------      ------
Total Level 3 assets.....  $4,296.0    $ (82.8)   $433.1    $(935.6)     $431.5   $(1,278.3)   $2,863.9      $(91.8)
                           ========    =======    ======    =======      ======   =========    ========      ======

--------
/(1)/Represents embedded derivatives associated with the reinsured portion of our GMWB liabilities. The balance as of January 1, 2009 has been revised to include this amount.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2009, 2008 and 2007


                                                                                                            Total gains
                                        Total realized and                                                    (losses)
                                         unrealized gains    Purchases,                                     included in
                            Beginning        (losses)          sales                              Ending     net income
             -               balance   -------------------   issuances                           balance       (loss)
                              as of    Included in              and                  Transfer     as of     attributable
                            January 1, net income  Included settlements,  Transfer    out of   December 31,  to assets
(Amounts in millions)          2008      (loss)     in OCI      net      in Level 3  Level 3       2008      still held
---------------------       ---------- ----------- -------- ------------ ---------- ---------  ------------ ------------
Fixed maturity securities..  $2,044.2    $(618.8)  $(682.8)   $(392.4)    $4,793.8  $(1,238.4)   $3,905.6     $(607.2)
Equity securities..........       5.1        0.8      (0.7)      24.7         25.0         --        54.9          --
Other invested assets/(1)/.     227.2      247.4     (14.8)    (271.7)       231.6      (99.1)      320.6       248.8
Reinsurance
  recoverable/(2)/.........        --         --        --       14.9           --         --        14.9          --
                             --------    -------   -------    -------     --------  ---------    --------     -------
Total Level 3 assets.......  $2,276.5    $(370.6)  $(698.3)   $(624.5)    $5,050.4  $(1,337.5)   $4,296.0     $(358.4)
                             ========    =======   =======    =======     ========  =========    ========     =======

--------
/(1)/Includes certain trading securities, restricted other invested assets and derivatives.
/(2)/Represents embedded derivatives associated with the reinsured portion of our GMWB liabilities. The balance as of December 31, 2008 has been revised to include this amount.

   The following table presents additional information about liabilities measured at fair value on a recurring basis and for which we have utilized significant unobservable (Level 3) inputs to determine fair value as of and for the dates indicated:

                                                                                                          Total (gains)
                                       Total realized and                                                     losses
                                       unrealized (gains)    Purchases,                                    included in
                           Beginning         losses            sales                            Ending     net (income)
                            balance   ---------------------  issuances                         balance         loss
                             as of    Included in               and                 Transfer    as of      attributable
                           January 1, net (income) Included settlements,  Transfer   out of  December 31, to liabilities
(Amounts in millions)         2009        loss      in OCI      net      in Level 3 Level 3      2009       still held
---------------------      ---------- ------------ -------- ------------ ---------- -------- ------------ --------------
Policyholder account
  balances/(1)/...........   $784.8     $(654.8)     $--       $26.6        $--       $--       $156.6       $(640.7)
Other liabilities/(2)/....       --         4.3       --        (1.0)        --        --          3.3           4.3
                             ------     -------      ---       -----        ---       ---       ------       -------
Total Level 3 liabilities.   $784.8     $(650.5)     $--       $25.6        $--       $--       $159.9       $(636.4)
                             ======     =======      ===       =====        ===       ===       ======       =======

                                                                                                          Total (gains)
                                       Total realized and                                                     losses
                                       unrealized (gains)    Purchases,                                    included in
                           Beginning         losses            sales                            Ending     net (income)
                            balance   ---------------------  issuances                         balance         loss
                             as of    Included in               and                 Transfer    as of      attributable
                           January 1, net (income) Included settlements,  Transfer   out of  December 31, to liabilities
(Amounts in millions)         2008        loss      in OCI      net      in Level 3 Level 3      2008       still held
---------------------      ---------- ------------ -------- ------------ ---------- -------- ------------ --------------
Policyholder account
  balances/(3)/...........   $30.3       $725.1      $--       $29.4        $--       $--       $784.8        $728.1
                             -----       ------      ---       -----        ---       ---       ------        ------
Total Level 3 liabilities.   $30.3       $725.1      $--       $29.4        $--       $--       $784.8        $728.1
                             =====       ======      ===       =====        ===       ===       ======        ======

--------
/(1)/Represents embedded derivatives associated with our GMWB liabilities, excluding the impact of reinsurance. The balance as of January 1, 2009 has been revised to exclude the impact of reinsurance.
/(2)/Represents derivative liabilities.
/(3)/Represents embedded derivatives associated with our GMWB liabilities, excluding the impact of reinsurance. The balance as of December 31, 2008 has been revised to exclude the impact of reinsurance.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2009, 2008 and 2007


   Realized and unrealized gains (losses) on Level 3 assets and liabilities are primarily reported in either net investment gains (losses) within the consolidated statements of income or OCI within stockholder's equity based on the appropriate accounting treatment for the instrument.

   Purchases, sales, issuances and settlements, net, represent the activity that occurred during the period that results in a change of the asset or liability but does not represent changes in fair value for the instruments held at the beginning of the period. Such activity primarily consists of purchases and sales of fixed maturity, equity and trading securities and purchases and settlements of derivative instruments.

   Purchases, sales, issuances and settlements, net, presented for policyholder account balances represents the issuances and settlements of embedded derivatives associated with our GMWB liabilities where: issuances are characterized as the change in fair value associated with the product fees recognized that are attributed to the embedded derivative to equal the expected future benefit costs upon issuance; and settlements are characterized as the change in fair value upon exercising the embedded derivative instrument, effectively representing a settlement of the embedded derivative instrument. We have shown these changes in fair value separately based on the classification of this activity as effectively issuing and settling the embedded derivative instrument with all remaining changes in the fair value of these embedded derivative instruments being shown separately in the category labeled "included in net (income) loss" in the tables presented above.

   The amount presented for unrealized gains (losses) for assets and liabilities still held as of the reporting date primarily represents impairments for available-for-sale securities, accretion on certain fixed maturity securities, changes in fair value of trading securities and certain derivatives and changes in fair value of embedded derivatives associated with our GMWB liabilities that existed as of the reporting date, which were recorded in net investment gains (losses).

   Non-Recurring Fair Value Measurements

   We hold investments in bank loans that are recorded at the lower of cost or fair value and are recorded in other invested assets. As of December 31, 2009, no bank loans were recorded at fair value as cost was lower than their respective fair values, and therefore, there were no fair value loss adjustments for the year ended December 31, 2009. As of December 31, 2008, all bank loans were recorded at fair value, which was lower than their respective cost. Accordingly, for the year ended December 31, 2008, we recorded $5.7 million of fair value loss adjustments which were included in net investment gains (losses) in the consolidated statement of income. Fair value for bank loans was determined using inputs based on market observable information and was classified as Level 2.

(15) Non-Controlled Entities

   We have used third-party entities to facilitate asset securitizations. Disclosure requirements related to off-balance sheet arrangements encompass a broader array of arrangements than those at risk for consolidation. These arrangements include transactions with conduits that are sponsored by third parties.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2009, 2008 and 2007


   Total securitized assets were as follows as of December 31:

                   (Amounts in millions)         2009   2008
                   ---------------------        ------ ------
                   Assets secured by:
                   Commercial mortgage loans... $ 83.6 $ 92.3
                   Fixed maturity securities...   53.3   62.9
                   Other receivables...........   71.2   86.8
                                                ------ ------
                      Total securitized assets. $208.1 $242.0
                                                ====== ======

   We evaluated the economic, liquidity and credit risk related to the above Qualified Special Purpose Entities ("QSPEs") and believed that the likelihood was remote that any such arrangements could have had a significant adverse effect on our results of operations, liquidity or financial position. Financial support for certain QSPEs was provided under credit support agreements in which Genworth provided limited recourse for a maximum of $117.4 million of credit losses as of December 31, 2008. Assets with credit support were funded by demand notes that were further enhanced with support provided by a third-party. In 2009, Genworth paid $0.9 million associated with one of these arrangements. The related securitization structure terminated in the fourth quarter of 2009 upon final payments made by the structure. As of December 31, 2009, Genworth has not been required to make any payments under the credit support agreements for the two remaining arrangements. These agreements will remain in place throughout the life of the related entities.

   Sales of securitized assets to QSPEs typically result in a gain or loss amounting to the net of sales proceeds, the carrying amount of net assets sold, the fair value of servicing rights and retained interests and an allowance for losses. There were no off-balance sheet securitization transactions in 2009, 2008 and 2007.

   Amounts recognized in our consolidated financial statements related to our historical securitization activity with QSPEs were as follows as of December 31:

                                              2009       2008
                                           ---------- ----------
                                                Fair       Fair
               (Amounts in millions)       Cost value Cost value
               ---------------------       ---- ----- ---- -----
               Retained interests--assets. $2.0 $5.5  $6.3 $14.5
               Servicing assets...........   --   --    --    --
               Recourse liability.........   --   --    --    --
                                           ---- ----  ---- -----
                  Total................... $2.0 $5.5  $6.3 $14.5
                                           ==== ====  ==== =====

   Retained interests. In certain securitization transactions, we retained an interest in transferred assets. Those interests take various forms and may be subject to credit, prepayment and interest rate risks. When we securitized receivables, we determined the fair value based on discounted cash flow models that incorporate, among other things, assumptions including credit losses, prepayment speeds and discount rates. These assumptions were based on our experience, market trends and anticipated performance related to the particular assets securitized. Our retained interests are reflected as available-for-sale fixed maturity securities.

   Servicing assets. Following a securitization transaction, we retained the responsibility for servicing the receivables, and as such, were entitled to receive an ongoing fee based on the outstanding principal balances of the receivables. There were no servicing assets nor liabilities recorded as the benefits of servicing the assets were adequate to compensate an independent servicer for its servicing responsibilities.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2009, 2008 and 2007


   Recourse liability. As described previously, under credit support agreements, we provided recourse for credit losses in special purpose entities. We provided for expected credit losses under these agreements and such amounts approximated fair value.

   As a result of the entities being considered QSPEs, we do not currently evaluate these entities for consolidation. However, these entities will be considered for consolidation as a result of new accounting guidance for consolidation of VIEs. See note 2 for more information related to the new accounting guidance and expected impact upon adoption.

(16) Restrictions on Dividends

   Insurance companies are restricted by state regulations as to the aggregate amount of dividends they may pay to their parent in any consecutive twelve-month period without regulatory approval. Generally, dividends may be paid out of earned surplus without approval with thirty days prior written notice within certain limits. The limits are generally based on the greater of 10% of the prior year surplus or prior year net gain from operations. Dividends in excess of the prescribed limits on our earned surplus require formal approval from the State Corporation Commission, Bureau of Insurance of the Commonwealth of Virginia. Based on statutory results as of December 31, 2009, we are able to distribute $403.3 million in dividends in 2010 without obtaining regulatory approval. Based on statutory results as of December 31, 2009, we estimate our insurance subsidiaries could pay dividends of approximately $7.4 million to us in 2010 without obtaining regulatory approval. However, we do not expect our insurance subsidiaries to pay dividends to us in 2010 at this level as they retain capital for growth and to meet capital requirements.

   There were no common stock dividends declared in 2009, 2008 or 2007.

   In addition to the common stock dividends, we declared and paid preferred stock dividends. Dividends on the Series A Preferred Stock were cumulative and payable semi-annually when, and if, declared by the Board of Directors at an annual rate of 8.0% of the par value. On January 22, 2007, the Board of Directors authorized the redemption of the 110,000 outstanding shares of Series A Preferred Stock for par value of $110.0 million and $2.2 million in accrued dividends on the redeemed shares. On March 12, 2007, we redeemed the remaining outstanding preferred shares for par value of $110.0 million and paid $2.5 million in dividends on the redeemed preferred shares. On April 30, 2007, the issued shares of preferred stock were retired.

(17) Supplemental Statutory Financial Data

   We file financial statements with state insurance regulatory authorities and the NAIC that are prepared on an accounting basis prescribed or permitted by such authorities. Statutory accounting practices differ from U.S. GAAP in several respects, causing differences in reported net income and stockholder's equity. Permitted statutory accounting practices encompass all accounting practices not so prescribed but that have been specifically allowed by state insurance authorities. Our insurance subsidiaries have no material permitted accounting practices, except for River Lake V, River Lake VI and River Lake
VII. River Lake V and River Lake VII were granted permitted accounting practices from the state of Vermont to carry their reserves on a U.S. GAAP basis. River Lake VI was granted a permitted accounting practice from the state of Delaware to record a portion of the undrawn amount of its existing letter of credit and any additional letters of credit as gross paid-in and contributed surplus, thereby including such amounts in its statutory surplus. The amount of the letters of credit recorded as gross paid-in and contributed surplus is equal to the excess of statutory reserves less the economic reserves.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2009, 2008 and 2007


   The tables below include our combined statutory net income (loss) and statutory capital and surplus:

                                                                    Years ended December 31,
                                                                   -------------------------
(Amounts in millions)                                                2009     2008     2007
---------------------                                              -------  -------  -------
GLAIC and our life insurance subsidiaries, excluding captive life reinsurance subsidiaries........................................ $ 260.5  $(245.7) $ 325.1
Captive life reinsurance subsidiaries combined statutory net loss.  (154.2)  (330.2)  (413.3)
                                                                   -------  -------  -------
   Combined statutory net income (loss)........................... $ 106.3  $(575.9) $ (88.2)
                                                                   =======  =======  =======

                                                   As of December 31,
                                                   -----------------
           (Amounts in millions)                     2009      2008
           ---------------------                   --------  --------
           Combined statutory capital and surplus. $1,983.0  $1,971.0

   Statutory net income (loss) from our captive life reinsurance subsidiaries relates to the reinsurance of term and universal life insurance statutory reserves assumed from GLAIC. These reserves are, in turn, funded through the issuance of surplus notes (non-recourse funding obligations) to third parties or secured by a third-party letter of credit. Accordingly, the combined statutory net income (loss) and distributable income of GLAIC and our life insurance subsidiaries are not affected by the statutory net loss of the captives, except to the extent dividends are received from captives. The combined statutory capital and surplus of GLAIC and our life insurance subsidiaries does not include the capital and surplus of our captive life reinsurance subsidiaries of $1,724.9 million and $1,313.5 million as of December 31, 2009 and 2008, respectively. Capital and surplus of our captive life reinsurance subsidiaries, excluding River Lake V, River Lake VI and River Lake VII, includes surplus notes (non-recourse funding obligations) as further described in note 10.

   On February 24, 2009, GLIC delivered to GLICNY a capital contribution of $150.0 million on behalf of itself and GLAIC in proportion to their ownership interests of 65.5% and 34.5%, respectively. Accordingly, the portion of the contribution attributable to GLAIC was $51.8 million, of which, $51.7 million consisted of securities. On December 30, 2008, GLIC delivered to GLICNY a capital contribution of $31.5 million on behalf of itself and GLAIC in proportion to their ownership interests of 65.5% and 34.5%, respectively. Accordingly, the portion of the contribution attributable to GLAIC was $10.9 million.

   The NAIC has adopted RBC requirements to evaluate the adequacy of statutory capital and surplus in relation to risks associated with: (i) asset risk;
(ii) insurance risk; (iii) interest rate and market risk; and (iv) business risk. The RBC formula is designated as an early warning tool for the states to identify possible under-capitalized companies for the purpose of initiating regulatory action. In the course of operations, management periodically monitors the RBC level of GLAIC and our subsidiaries. As of December 31, 2009 and 2008, GLAIC and each of our life insurance subsidiaries exceeded the minimum required RBC levels.

(18) Segment Information

   We conduct our operations in two business segments: (1) Protection, which includes term and universal life insurance and Medicare supplement insurance; and (2) Retirement Income, which principally includes fixed and variable deferred and immediate individual annuities and group variable annuities offered through retirement plans. We also have Corporate and Other activities which include income and expenses not allocated to the segments as well as non-strategic products.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2009, 2008 and 2007


   We allocate net investment gains (losses) from Corporate and Other activities to our Protection and Retirement Income segments using an approach based principally upon the investment portfolios established to support each of those segments' products and targeted capital levels.

   We use the same accounting policies and procedures to measure segment income
(loss) and assets as we use to measure our consolidated net income (loss) and assets. Segment income represents the basis on which the performance of our business is assessed by management. Premiums and fees, other income, benefits, acquisition and operating expenses and policy-related amortization are attributed directly to each operating segment. Net investment income and invested assets are allocated based on the assets required to support the underlying liabilities and capital of the products included in each segment.

   See note 1 for further discussion of our principal product lines within the aforementioned segments.

   The following is a summary of our segments and Corporate and Other activities as of or for the year ended December 31, 2009:

                                                                       Retirement Corporate
(Amounts in millions)                                       Protection   Income   and Other Consolidated
---------------------                                       ---------- ---------- --------- ------------
Premiums................................................... $   933.0  $    49.1  $    0.3   $   982.4
Net investment income......................................     371.7      216.6      56.4       644.7
Net investment gains (losses)..............................    (258.0)      17.7     (75.6)     (315.9)
Policy fees and other income...............................     365.4      160.3      73.5       599.2
                                                            ---------  ---------  --------   ---------
   Total revenues..........................................   1,412.1      443.7      54.6     1,910.4
                                                            ---------  ---------  --------   ---------
Benefits and other changes in policy reserves..............     798.8      233.7       0.2     1,032.7
Interest credited..........................................     222.2       67.2      50.3       339.7
Acquisition and operating expenses, net of deferrals.......     160.9       75.5      10.6       247.0
Amortization of deferred acquisition costs and intangibles.     102.9      134.3       3.8       241.0
Interest expense...........................................      92.5         --      (0.8)       91.7
                                                            ---------  ---------  --------   ---------
   Total benefits and expenses.............................   1,377.3      510.7      64.1     1,952.1
                                                            ---------  ---------  --------   ---------
Income (loss) before income taxes and equity in net income
  (loss) of unconsolidated subsidiary......................      34.8      (67.0)     (9.5)      (41.7)
Provision (benefit) for income taxes.......................       7.6      (35.9)     (7.7)      (36.0)
                                                            ---------  ---------  --------   ---------
Income (loss) before equity in net income (loss) of
  unconsolidated subsidiary................................      27.2      (31.1)     (1.8)       (5.7)
Equity in net income (loss) of unconsolidated subsidiary...        --         --       4.4         4.4
                                                            ---------  ---------  --------   ---------
Net income (loss).......................................... $    27.2  $   (31.1) $    2.6   $    (1.3)
                                                            =========  =========  ========   =========

Total assets............................................... $15,299.1  $22,404.9  $3,481.4   $41,185.4
                                                            =========  =========  ========   =========

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2009, 2008 and 2007


   The following is a summary of our segments and Corporate and Other activities as of or for the year ended December 31, 2008:

                                                                       Retirement Corporate
(Amounts in millions)                                       Protection   Income   and Other Consolidated
---------------------                                       ---------- ---------- --------- ------------
Premiums................................................... $   919.9  $   148.2  $    0.4   $ 1,068.5
Net investment income......................................     522.0      245.8     180.5       948.3
Net investment gains (losses)..............................    (424.9)    (154.1)   (357.7)     (936.7)
Policy fees and other income...............................     345.1      167.7      94.9       607.7
                                                            ---------  ---------  --------   ---------
   Total revenues..........................................   1,362.1      407.6     (81.9)    1,687.8
                                                            ---------  ---------  --------   ---------
Benefits and other changes in policy reserves..............     773.4      365.2       0.2     1,138.8
Interest credited..........................................     219.2       77.1     154.4       450.7
Acquisition and operating expenses, net of deferrals.......     163.2       85.7      21.3       270.2
Amortization of deferred acquisition costs and intangibles.     116.4      124.2       3.4       244.0
Interest expense...........................................     168.1         --        --       168.1
                                                            ---------  ---------  --------   ---------
   Total benefits and expenses.............................   1,440.3      652.2     179.3     2,271.8
                                                            ---------  ---------  --------   ---------
Income (loss) before income taxes and equity in net income
  (loss) of unconsolidated subsidiary......................     (78.2)    (244.6)   (261.2)     (584.0)
Provision (benefit) for income taxes.......................     (26.5)     (91.8)    (94.0)     (212.3)
                                                            ---------  ---------  --------   ---------
Income (loss) before equity in net income (loss) of
  unconsolidated subsidiary................................     (51.7)    (152.8)   (167.2)     (371.7)
Equity in net income (loss) of unconsolidated subsidiary...        --         --     (37.6)      (37.6)
                                                            ---------  ---------  --------   ---------
Net income (loss).......................................... $   (51.7) $  (152.8) $ (204.8)  $  (409.3)
                                                            =========  =========  ========   =========

Total assets............................................... $14,926.2  $21,357.2  $5,087.4   $41,370.8
                                                            =========  =========  ========   =========

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2009, 2008 and 2007


   The following is a summary of our segments and Corporate and Other activities as of the year ended December 31, 2007:

                                                                        Retirement Corporate
(Amounts in millions)                                        Protection   Income   and Other Consolidated
---------------------                                        ---------- ---------- --------- ------------
Premiums....................................................  $  891.5    $171.3    $  0.4     $1,063.2
Net investment income.......................................     609.3     305.9     274.7      1,189.9
Net investment gains (losses)...............................     (26.6)    (30.1)    (34.4)       (91.1)
Policy fees and other income................................     346.6     144.5       0.2        491.3
                                                              --------    ------    ------     --------
   Total revenues...........................................   1,820.8     591.6     240.9      2,653.3
                                                              --------    ------    ------     --------
Benefits and other changes in policy reserves...............     780.5     324.8       0.1      1,105.4
Interest credited...........................................     217.4      90.9     233.0        541.3
Acquisition and operating expenses, net of deferrals........     145.6      75.6      23.0        244.2
Amortization of deferred acquisition costs and intangibles..     106.8      43.3       1.3        151.4
Interest expense............................................     204.6        --       0.5        205.1
                                                              --------    ------    ------     --------
   Total benefits and expenses..............................   1,454.9     534.6     257.9      2,247.4
                                                              --------    ------    ------     --------
Income before income taxes and equity in net income of
  unconsolidated subsidiary.................................     365.9      57.0     (17.0)       405.9
Provision (benefit) for income taxes........................     125.7     (18.9)     (5.5)       101.3
                                                              --------    ------    ------     --------
Income (loss) before equity in net income of unconsolidated
  subsidiary................................................     240.2      75.9     (11.5)       304.6
                                                              --------    ------    ------     --------
Equity in net income of unconsolidated subsidiary...........        --        --      19.1         19.1
                                                              --------    ------    ------     --------
Net income..................................................  $  240.2    $ 75.9    $  7.6     $  323.7
                                                              ========    ======    ======     ========

(19) Commitments and Contingencies

   (a) Litigation

   We face the risk of litigation and regulatory investigations and actions in the ordinary course of operating our businesses, including class action lawsuits. Our pending legal and regulatory actions include proceedings specific to us and others generally applicable to business practices in the industries in which we operate. Plaintiffs in class action and other lawsuits against us may seek very large or indeterminate amounts which may remain unknown for substantial periods of time. A substantial legal liability or a significant regulatory action against us could have an adverse effect on our financial condition and results of operations. Moreover, even if we ultimately prevail in the litigation, regulatory action or investigation, we could suffer significant reputational harm, which could have an adverse effect on our business, financial condition or results of operations. At this time, it is not feasible to predict, nor to determine the ultimate outcomes of all pending investigations and legal proceedings, nor to provide reasonable ranges of potential losses.

   (b) Commitments

   As of December 31, 2009, we were committed to fund $63.0 million in limited partnership investments.

   In December 2007, GLAIC entered into a $550.0 million Letter of Credit and Reimbursement Agreement (the "LOC Agreement") as guarantor with River Lake V, a direct subsidiary, and a third-party bank that served as the administrative agent. Genworth, our ultimate parent, guaranteed the complete and timely performance of all

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2009, 2008 and 2007

of River Lake V's obligations under the LOC Agreement, which was terminated on September 11, 2008. It was replaced with letters of credit issued by other third-party banks that required Genworth to provide parental support under certain circumstances in an amount up to $100.0 million. After the downgrade of its holding company, Genworth fully satisfied this obligation in December 2008. Therefore, there was no outstanding commitment as of December 31, 2009.

   On April 7, 2009, GLAIC entered into a reinsurance treaty with River Lake VII, a subsidiary of GLAIC, effective January 1, 2009 (the "Reinsurance Treaty I"). In conjunction with the Reinsurance Treaty I, on April 7, 2009, River Lake VII delivered to GLAIC a $580.0 million conditional letter of credit issued by a third-party bank.

   On December 30, 2008, GLAIC entered into a reinsurance treaty with River Lake VI, a subsidiary of GLAIC, effective October 1, 2008 (the "Reinsurance Treaty"). In conjunction with the Reinsurance Treaty, on December 30, 2008, River Lake VI delivered to GLAIC a $200.0 million conditional letter of credit issued by a third-party bank.

   (c) Guarantees

   We guaranteed the payment of certain structured settlement benefits sold by Assigned Settlement, Inc., our wholly-owned subsidiary, from March 2004 through December 2005 which were funded by products of our parent and one of our affiliates. The structured settlement reserves related to this guarantee were $274.1 million as of December 31, 2009.

(20) Investment in Unconsolidated Subsidiary

   Our investment in GLICNY is recorded under the equity method of accounting. As of December 31, 2009 and 2008, the carrying value of our investment in GLICNY was $381.4 million and $219.1 million, respectively, and was included in other invested assets.

   The tables below provide summarized financial information for GLICNY as of or for the years ended December 31:

                                        Years ended December 31,
                                        ----------------------
                 (Amounts in millions)   2009      2008    2007
                 ---------------------  ------   -------  ------
                 Net investment income. $298.4   $ 314.1  $301.4
                 Total revenues........ $411.1   $ 325.0  $511.3
                 Net income (loss)..... $ 12.8   $(108.9) $ 54.4

                                             As of December 31,
                                             -----------------
                 (Amounts in millions)         2009      2008
                 ---------------------       --------  --------
                 Total assets............... $9,686.7  $9,128.0
                 Total liabilities.......... $8,581.1  $8,493.1
                 Total stockholders' equity. $1,105.6  $  634.9

            Report of Independent Registered Public Accounting Firm

The Board of Directors
Genworth Life and Annuity Insurance Company:

   Under date of April 13, 2010, we reported on the consolidated balance sheets of Genworth Life and Annuity Insurance Company and subsidiaries (the Company) as of December 31, 2009 and 2008, and the related consolidated statements of income, changes in stockholder's equity, and cash flows for each of the years in the three-year period ended December 31, 2009, which are included herein. In connection with our audits of the aforementioned consolidated financial statements, we also audited the related consolidated financial statement schedules included herein. These financial statement schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statement schedules based on our audits.

   In our opinion, such financial statement schedules, when considered in relation to the basic consolidated financial statements taken as a whole, present fairly, in all material respects, the information set forth therein.

   As discussed in note 2 to the consolidated financial statements, the Company changed its method of accounting for other-than-temporary impairments in 2009.

/s/ KPMG LLP

Richmond, Virginia
April 13, 2010

                                  Schedule I

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

       Summary of investments--other than investments in related parties
                             (Amounts in millions)

   As of December 31, 2009, the amortized cost or cost, fair value and carrying value of our invested assets were as follows:

                                                      Amortized
                                                       cost or             Carrying
Type of Investment                                      cost    Fair value  value
------------------                                    --------- ---------- ---------
Fixed maturity securities:
   Bonds:
       U.S. government, agencies and authorities..... $   649.7 $   654.5  $   654.5
       Government--non-U.S...........................     148.9     154.6      154.6
       Public utilities..............................     747.3     758.1      758.1
       All other corporate bonds.....................  10,535.9   9,430.5    9,430.5
                                                      --------- ---------  ---------
          Total fixed maturity securities............  12,081.8  10,997.7   10,997.7
Equity securities....................................      90.5     101.3      101.3
Commercial mortgage loans............................   2,363.3     xxxxx    2,363.3
Policy loans.........................................     515.7     xxxxx      515.7
Other invested assets/(1)/...........................   2,261.1     xxxxx    2,226.0
                                                      --------- ---------  ---------
          Total investments.......................... $17,312.4     xxxxx  $16,204.0
                                                      ========= =========  =========

--------
/(1)/The amount shown in the consolidated balance sheet for other invested assets differs from amortized cost or cost presented, as other invested assets include certain assets with a carrying amount that differs from amortized cost or cost.

   See Accompanying Report of Independent Registered Public Accounting Firm

                                 Schedule III

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                      Supplemental Insurance Information
                             (Amounts in millions)

                         Deferred                 Policyholder  Liability for
                        Acquisition Future Policy   Account      Policy and    Unearned
Segment                    Costs      Benefits      Balances   Contract Claims Premiums
-------                 ----------- ------------- ------------ --------------- --------
December 31, 2009
   Protection..........  $2,698.2     $2,430.5     $ 4,901.6       $283.1       $17.2
   Retirement Income...     477.6      7,454.6       3,822.4         11.8          --
   Corporate and Other.       4.3           --       2,638.5           --          --
                         --------     --------     ---------       ------       -----
       Total...........  $3,180.1     $9,885.1     $11,362.5       $294.9       $17.2
                         ========     ========     =========       ======       =====
December 31, 2008
   Protection..........  $2,675.1     $2,329.6     $ 4,865.8       $264.8       $19.2
   Retirement Income...     611.7      7,606.6       4,823.1         16.1          --
   Corporate and Other.       8.0           --       4,328.4           --          --
                         --------     --------     ---------       ------       -----
       Total...........  $3,294.8     $9,936.2     $14,017.3       $280.9       $19.2
                         ========     ========     =========       ======       =====

                                                Interest                   Amortization
                                              Credited and    Acquisition  of Deferred
                                    Net       Benefits and   and Operating Acquisition
                        Premium  Investment Other Changes in Expenses, Net  Costs and   Premiums
Segment                 Revenue    Income   Policy Reserves  of Deferrals  Intangibles  Written
-------                 -------- ---------- ---------------- ------------- ------------ --------
December 31, 2009
   Protection.......... $  933.0  $  371.7      $1,021.0        $160.9        $102.9    $  912.0
   Retirement Income...     49.1     216.6         300.9          75.5         134.3        49.1
   Corporate and Other.      0.3      56.4          50.5          10.6           3.8         0.3
                        --------  --------      --------        ------        ------    --------
       Total........... $  982.4  $  644.7      $1,372.4        $247.0        $241.0    $  961.4
                        ========  ========      ========        ======        ======    ========
December 31, 2008
   Protection.......... $  919.9  $  522.0      $  992.6        $163.2        $116.4    $  908.2
   Retirement Income...    148.2     245.8         442.3          85.7         124.2       148.2
   Corporate and Other.      0.4     180.5         154.6          21.3           3.4         0.4
                        --------  --------      --------        ------        ------    --------
       Total........... $1,068.5  $  948.3      $1,589.5        $270.2        $244.0    $1,056.8
                        ========  ========      ========        ======        ======    ========
December 31, 2007
   Protection.......... $  891.5  $  609.3      $  997.9        $145.6        $106.8    $  868.8
   Retirement Income...    171.3     305.9         415.7          75.6          43.3       171.2
   Corporate and Other.      0.4     274.7         233.1          23.0           1.3         0.4
                        --------  --------      --------        ------        ------    --------
       Total........... $1,063.2  $1,189.9      $1,646.7        $244.2        $151.4    $1,040.4
                        ========  ========      ========        ======        ======    ========

   See Accompanying Report of Independent Registered Public Accounting Firm

                                    PART C

                               OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

   (A) FINANCIAL STATEMENTS

   All required financial statements are included in Part B of this Registration Statement.

   (B) EXHIBITS

(1)(a) Resolution of the Board of Directors of GE Life and Annuity Assurance
       Company authorizing the GE Life & Annuity Separate Account 7.
       Previously filed on April 20, 2006 with the initial Registration
       Statement on Form N-4 to Genworth Life & Annuity VA Separate Account
       2, File No. 333-133425, and incorporated herein.

(1)(b) Resolution of Board of Directors of GE Life and Annuity Assurance
       Company authorizing the change in name of GE Life & Annuity Separate
       Account 7 to Genworth Life & Annuity VA Separate Account 2.
       Previously filed on April 20, 2006 with the initial Registration
       Statement on Form N-4 to Genworth Life & Annuity VA Separate Account
       2, File No. 333-133425, and incorporated herein.

(2)    Not applicable.

(3)(a) Underwriting Agreement between Genworth Life and Annuity Insurance
       Company and Capital Brokerage Corporation. Previously filed on July
       28, 2006 with Pre-Effective Amendment No. 1 on Form N-4 to Genworth
       Life & Annuity VA Separate Account 2, File No. 333-133425, and incorporated herein.

(3)(b) Form of Dealer Sales Agreement. Previously filed on July 28, 2006 with Pre-Effective Amendment No. 1 on Form N-4 to Genworth Life &
       Annuity VA Separate Account 2, File No. 333-133425, and incorporated herein.

(4)(a) Form of contract. Previously filed on April 20, 2006 with the initial
       Registration Statement on Form N-4 to Genworth Life & Annuity VA
       Separate Account 2, File No. 333-133425, and incorporated herein.

(4)(b) Form of Commutation of Monthly Income Endorsement. Previously Filed on April 25, 2008 with Post-Effective Amendment No. 2 on Form N-4 to
       Genworth Life & Annuity VA Separate Account 2, File No. 333-133425, and incorporated herein.

(5)    Form of Application. Previously filed on July 28, 2006 with
       Pre-Effective Amendment No. 1 on Form N-4 to Genworth Life & Annuity
       VA Separate Account 2, File No. 333-133425, and incorporated herein.

(6)(a) Amended and Restated Articles of Incorporation of Genworth Life and
       Annuity Insurance Company. Previously filed on January 3, 2006 with
       Post-Effective Amendment No. 23 on Form N-4 to Genworth Life &
       Annuity VA Separate Account 1, File No. 333-63531, and incorporated herein.

(6)(b) By-Laws of Genworth Life and Annuity Insurance Company. Previously filed on January 3, 2006 with Post-Effective Amendment No. 23 on Form
       N-4 to Genworth Life & Annuity VA Separate Account 1, File No.
       333-63531, and incorporated herein.

(7)    Not applicable.

(8)    Participation Agreement among Genworth Life and Annuity Insurance
       Company, GE Investments Funds, Inc. and GE Investments Distributors,
       Inc. Previously filed on April 23, 2007 with Post-Effective Amendment
       No. 1 on Form N-4 to Genworth Life & Annuity VA Separate Account 2,
       File No. 333-133425, and incorporated herein.

(9) Opinion and Consent of Michael D. Pappas, Counsel for Genworth Life and Annuity Insurance Company. Filed herewith.

(10) Consent of Independent Registered Public Accounting Firm. Filed herewith.

(11) Not applicable.

(12) Not applicable.

(13) Power of Attorney. Filed herewith.


ITEM 25.  DIRECTORS AND OFFICERS OF THE DEPOSITOR


NAME                    POSITIONS AND OFFICES WITH DEPOSITOR
----                    ------------------------------------
Pamela S. Schutz        Chairperson of the Board, President and Chief Executive
                        Officer

Paul A. Haley           Director, Senior Vice President and Chief Actuary

Ronald P. Joelson(2)    Director, Senior Vice President and Chief Investment Officer

Leon E. Roday(1)        Director and Senior Vice President

Geoffrey S. Stiff       Director and Senior Vice President

John G. Apostle, II(1)  Senior Vice President and Chief Compliance Officer

Thomas E. Duffy         Senior Vice President, General Counsel and Secretary

Christopher J. Grady    Senior Vice President

Patrick B. Kelleher(1)  Senior Vice President

Kelly L. Groh           Senior Vice President and Chief Financial Officer

James H. Reinhart       Senior Vice President

Thomas M. Stinson       Senior Vice President

Jac J. Amerell          Vice President and Controller

Gary T. Prizzia(1)      Treasurer

Matthew P. Sharpe       Vice President

Michael P. Cogswell     Vice President


   The principal business address for those listed above is Genworth Life and Annuity Insurance Company, 6610 W. Broad Street, Richmond, VA 23230 unless otherwise noted.

   (1) The principal business address is Genworth Financial, Inc., 6620 W. Broad Street, Richmond, Virginia 23230.

   (2) The principal business address is Genworth Financial, Inc., 3001 Summer Street, Stamford, Connecticut 06905.

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

                                  [FLOW CHART]



ITEM 27.  NUMBER OF CONTRACT OWNERS


   There were two Qualified Contracts issued as of March 10, 2010.


ITEM 28.  INDEMNIFICATION

   Sections 13.1-876 and 13.1-881 of the Code of Virginia, in brief, allow a corporation to indemnify any person made party to a proceeding because such person is or was a director, officer, employee, or agent of the corporation, against liability incurred in the proceeding if: (1) he conducted himself in good faith; and (2) he believed that (a) in the case of conduct in his official capacity with the corporation, his conduct was in its best interests; and (b) in all other cases, his conduct was at least not opposed to the corporation's best interests and (3) in the case of any criminal proceeding, he had no reasonable cause to believe his conduct was unlawful. The termination of a proceeding by judgment, order, settlement or conviction is not, of itself, determinative that the director, officer, employee, or agent of the corporation did not meet the standard of conduct described. A corporation may not indemnify a director, officer, employee, or agent of the corporation in connection with a proceeding by or in the right of the corporation, in which such person was adjudged liable to the corporation, or in connection with any other proceeding charging improper personal benefit to such person, whether or not involving action in his official capacity, in which such person was adjudged liable on the basis that personal benefit was improperly received by him. Indemnification permitted under these sections of the Code of Virginia in connection with a proceeding by or in the right of the corporation is limited to reasonable expenses incurred in connection with the proceeding.

   Genworth Life and Annuity Insurance Company's Articles of Incorporation provide that Genworth Life and Annuity Insurance Company shall, and may through insurance coverage, indemnify any directors or officers who are a party to any proceeding by reason of the fact that he or she was or is a director or officer of Genworth Life and Annuity Insurance Company against any liability incurred by him or her in connection with such proceeding, unless he or she engaged in willful misconduct or a knowing violation of the criminal law or any federal or state securities law. Such indemnification covers all judgments, settlements, penalties, fines and reasonable expenses incurred with respect to such proceeding. If the person involved is not a director or officer of Genworth Life and Annuity Insurance Company, the board of directors may cause Genworth Life and Annuity Insurance Company to indemnify, or contract to indemnify, to the same extent allowed for its directors and officers, such person who was, is or may become a party to any proceeding, by reason of the fact that he or she is or was an employee or agent of Genworth Life and Annuity Insurance Company, or is or was serving at the request of Genworth Life and Annuity Insurance Company as a director, officer, employee or agent of another corporation, partnership, joint venture, trust, employee benefit plan or other enterprise.

   Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the depositor pursuant to the foregoing provisions, or otherwise, the depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable.

                                    *  *  *

ITEM 29.  PRINCIPAL UNDERWRITERS

   (a) Capital Brokerage Corporation is the principal underwriter of the contracts as defined in the Investment Company Act of 1940, and is also the principal underwriter for flexible premium variable annuity and variable life insurance policies issued through Genworth Life & Annuity VL Separate Account 1, Genworth Life & Annuity VA Separate Account 1, Genworth Life & Annuity VA Separate Account 2, Genworth Life & Annuity VA Separate Account 3, and Genworth Life & Annuity VA Separate Account 4.

   (b) Management

        NAME                   ADDRESS             POSITIONS AND OFFICES WITH UNDERWRITER
        ----                    -------            --------------------------------------
John G. Apostle, II... 6620 W. Broad St.         Director
                       Richmond, VA 23230
Christopher J. Grady.. 6610 W. Broad St.         Director, President and Chief Executive
                       Richmond, VA 23230        Officer
Geoffrey S. Stiff..... 6610 W. Broad St.         Director and Senior Vice President
                       Richmond, VA 23230
Patrick B. Kelleher... 6620 W. Broad St.         Senior Vice President
                       Richmond, VA 23230
Edward J. Wiles, Jr... 3001 Summer St.,          Senior Vice President
                       2nd Floor
                       Stamford, CT 06905
Scott E. Wolfe........ 6610 West Broad St.       Senior Vice President and Chief Compliance
                       Richmond, VA 23230        Officer
Kelly L. Groh......... 6610 W. Broad Street      Chief Financial Officer
                       Richmond, Virginia 23230
James H. Reinhart..... 6610 W. Broad St.         Vice President
                       Richmond, VA 23230
Michele L. Trampe..... 6610 W. Broad St.         Vice President and Controller
                       Richmond, VA 23230
Gary T. Prizzia....... 6620 W. Broad Street      Treasurer
                       Richmond, VA 23230
Bonnie C. Turner...... 6610 West Broad St.       Financial & Operations Principal
                       Richmond, VA 23230

                                (2)
          (1)             NET UNDERWRITING      (3)           (4)
   NAME OF PRINCIPAL       DISCOUNTS AND   COMPENSATION    BROKERAGE      (5)
      UNDERWRITER           COMMISSIONS    ON REDEMPTION  COMMISSIONS COMPENSATION
   -----------------      ---------------- -------------  ----------- ------------
Capital Brokerage
  Corporation............  Not Applicable  Not Applicable     0.0%         $0

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

   All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules under it are maintained by Genworth Life and Annuity Insurance Company at 6610 West Broad Street, Richmond, Virginia 23230.

ITEM 31.  MANAGEMENT SERVICES

   Not applicable.

ITEM 32.  UNDERTAKINGS

   (a) Registrant undertakes to file a post-effective amendment to this Registration Statement as frequently as necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

   (b) Registrant undertakes that it will include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information.

   (c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to Genworth Life and Annuity Insurance Company at the address or phone number listed in the prospectus.

  STATEMENT PURSUANT TO SECTION 26(f) OF THE INVESTMENT COMPANY ACT OF 1940.

   (d) Genworth Life and Annuity Insurance Company hereby represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Genworth Life and Annuity Insurance Company.

  STATEMENT PURSUANT TO RULE 6C-7 OF THE INVESTMENT COMPANY ACT OF 1940

   Genworth Life and Annuity Insurance Company offers and will offer Contracts to participants in the Texas Optional Retirement Program. In connection therewith, Genworth Life and Annuity Insurance Company and Genworth Life & Annuity VA Separate Account 2 rely on 17 C.F.R. Section 270.6c-7 and represent that the provisions of paragraphs (a)-(d) of the Rule have been or will be complied with.

  SECTION 403(B) OF THE INTERNAL REVENUE CODE REPRESENTATIONS

   Genworth Life and Annuity Insurance Company represents that in connection with its offering of Contracts as funding vehicles for retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code of 1986, as amended, it is relying on a no-action letter dated November 28, 1988, to the American Council of Life Insurance (Ref. No. IP-6-88) regarding Sections 22(e), 27(c)(1), and 27(d) of the Investment Company Act of 1940, and that paragraphs numbered (1) through (4) of that letter will be complied with.

                                  SIGNATURES


   As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the County of Henrico, and Commonwealth of Virginia, on the 26th day of April, 2010.



                                   GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 2
                                                    (Registrant)

                                   By:         /S/  MICHAEL P. COGSWELL
                                        ---------------------------------------
                                                  MICHAEL P. COGSWELL
                                                    VICE PRESIDENT



                                   GENWORTH LIFE AND ANNUITY INSURANCE COMPANY
                                                     (Depositor)

                                   By:         /S/  MICHAEL P. COGSWELL
                                        ---------------------------------------
                                                  MICHAEL P. COGSWELL
                                                    VICE PRESIDENT


   Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


          NAME                            TITLE                       DATE
          ----                            -----                       ----

 /s/  *PAMELA S. SCHUTZ   Chairperson of the Board, President    April 26, 2010
-------------------------   and Chief Executive Officer
    PAMELA S. SCHUTZ

/s/  *RONALD P. JOELSON   Director, Senior Vice President and    April 26, 2010
-------------------------   Chief Investment Officer
   RONALD P. JOELSON

  /s/  *PAUL A. HALEY     Director, Senior Vice President and    April 26, 2010
-------------------------   Chief Actuary
     PAUL A. HALEY

  /s/  *LEON E. RODAY     Director and Senior Vice President     April 26, 2010
-------------------------
     LEON E. RODAY

/s/  *GEOFFREY S. STIFF   Director and Senior Vice President     April 26, 2010
-------------------------
   GEOFFREY S. STIFF

  /s/  *KELLY L. GROH     Senior Vice President and Chief        April 26, 2010
-------------------------   Financial Officer
     KELLY L. GROH

  /s/  *JAC J. AMERELL    Vice President and Controller          April 26, 2010
-------------------------
     JAC J. AMERELL
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

*By:  /s/  MICHAEL P. COGSWELL  , pursuant to Power of                 April 26, 2010
      -------------------------   Attorney executed on December 16,
        MICHAEL P. COGSWELL       2009.
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